As filed with the Securities and Exchange Commission on April 21, 2006

Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.

(Check appropriate box or boxes.)

TIAA-CREF Institutional Mutual Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Institutional Mutual Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Steven B. Boehm, Esq.
David S. Goldstein, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 21, 2006 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Retail Class and Institutional Class shares of beneficial interest, par value $0.0001 per share, of the following series of the Registrant: International Equity Fund, Large-Cap Growth Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Managed Allocation Fund II, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II and Money Market Fund.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended, pursuant to which the Registrant has previously registered an indefinite number of shares.

TIAA-CREF MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON AUGUST 8, 2006

The TIAA-CREF Mutual Funds will hold a special meeting of the shareholders of each of its investment portfolios (each, a “Retail Fund” and collectively, the “Retail Funds”) to be held on August 8, 2006, at [     a.m.] at 730 Third Avenue, New York, New York (17th floor). At each meeting, shareholders will be asked to vote:

1.	With respect to their Fund, to approve an Agreement and Plan of Reorganization and Termination (the “Plan”), pursuant to which each of the following Retail Funds will be reorganized into the corresponding investment portfolio of the TIAA-CREF Institutional Mutual Funds (each such investment portfolio, an “TIAA-CREF Fund”) listed opposite its name:

Retail Funds		TIAA-CREF Funds
International Equity Fund	————>	Institutional International Equity Fund
Growth Equity Fund	————>	Institutional Large-Cap Growth Fund
Growth & Income Fund	————>	Institutional Growth & Income Fund
Equity Index Fund	————>	Institutional Equity Index Fund
Social Choice Equity Fund	————>	Institutional Social Choice Equity Fund
Managed Allocation Fund	————>	Institutional Managed Allocation Fund II
Bond Plus Fund	————>	Institutional Bond Plus Fund II
Short-Term Bond Fund	————>	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	————>	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	————>	Institutional Tax-Exempt Bond Fund II
Money Market Fund	————>	Institutional Money Market Fund

Under the Plan, each reorganization would be structured as follows: (a) the TIAA-CREF Fund will acquire the assets and assume the liabilities of the corresponding Retail Fund, in exchange for shares of the TIAA-CREF Fund; (b) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares received in the transaction described in (a) above in exchange for the shareholders’ Retail Fund shares; and (c) as soon as practicable following the distribution of shares, each Retail Fund will be liquidated.

2.	To address any other business that may properly come before the meeting or any adjournments thereof.

The Board of Trustees of the TIAA-CREF Mutual Funds has set May 18, 2006 as the record date for determining the number of votes entitled to be cast at the meeting or any adjournments thereof. You may vote at the meeting (or any adjournments of the meeting) for a Retail Fund only if you were a shareholder of that Retail Fund as of May 18, 2006.

By Order of the Board of Trustees,

E. Laverne Jones
Secretary

Please vote as soon as possible before the meeting, even if you plan to attend the meeting. You can vote quickly and easily over the Internet, by telephone, or by mail. Just follow the simple instructions that appear on your enclosed proxy card(s). A separate proxy card is provided for each Retail Fund in which you own shares. Since we cannot hold the meeting unless a quorum is reached, please help avoid the expense of a follow-up mailing by voting today!

If you plan to attend the meeting, please call 1 877-535-3910, ext. 2440 to obtain an admission pass. In accordance with TIAA-CREF’s security procedures, a pass and appropriate picture identification will be required to enter the special meeting. Please note that no laptop computers, recording equipment or cameras will be permitted, and please read the instructions on the pass for additional information.

May [  ], 2006

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206
(800) 842-2733

COMBINED PROXY STATEMENT AND PROSPECTUS
Dated: May [  ], 2006

This Combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished to shareholders of the International Equity Fund, Growth Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Bond Fund, Tax-Exempt Bond Fund and Money Market Fund, each of which is an investment portfolio of TIAA-CREF Mutual Funds (each a “Retail Fund” and, collectively, the “Retail Funds”), in connection with the solicitation of proxies by the Board of Trustees of TIAA-CREF Mutual Funds for use at the special meeting of the shareholders of the Retail Funds to be held on August 8, 2006, at [     a.m.] at 730 Third Avenue, New York, New York (17th floor), and at any adjournment(s) of the meeting.

The proposal contained in this Proxy Statement/Prospectus on which you are being asked to vote is part of TIAA-CREF’s ongoing efforts to consolidate operations by offering a streamlined mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. As more fully described in this Proxy Statement/Prospectus, at the meeting, shareholders of each Retail Fund will be asked to vote to approve an Agreement and Plan of Reorganization and Termination (the “Plan”), pursuant to which their Retail Fund will be reorganized into the corresponding investment portfolio of the TIAA-CREF Institutional Mutual Funds (each such investment portfolio, a “TIAA-CREF Fund,” and each such transaction, a “Reorganization”), as described below.

Under the Plan, each Reorganization would be structured as follows: (1) each TIAA-CREF Fund will acquire the assets, and assume the liabilities, of its Retail Fund counterpart, in exchange for shares of the TIAA-CREF Fund; (2) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares it has received in exchange for its shares held by Retail Fund shareholders; and (3) as soon as practicable, the Retail Fund will be liquidated. If the Plan is approved, as a Retail Fund shareholder, you will receive on the effective date of the Reorganization a number of full and fractional shares of the corresponding TIAA-CREF Fund having an aggregate value (or total account value) that will equal the total aggregate value of your Retail Fund shares.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information regarding the Retail Funds, the TIAA-CREF Funds and the Reorganizations that you should know before voting. A Statement of Additional Information, dated May [  ], 2006, relating to the Reorganizations (“Reorganization SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by this reference into the Proxy Statement/Prospectus. The following documents, each of which has additional information about the Retail or TIAA-CREF Funds, also have been filed with the SEC and are incorporated by reference herein:

1.	The Prospectus and Statement of Additional Information of the Retail Funds, each dated May 1, 2006, as supplemented (File Nos. 333-21821, 811-08055);

2.	The 2005 Annual Report to Shareholders of the Retail Funds for the fiscal year ended December 31, 2005;

3.	The Retail and Institutional Class Prospectuses and Statement of Additional Information of the TIAA-CREF Funds, each dated February 1, 2006, as supplemented (File Nos. 333-76651, 811-09301);

4.	The Retail and Institutional Class Prospectuses and Statement of Additional Information of the TIAA-CREF Funds, each dated March 31, 2006, as supplemented (File Nos. 333-76651, 811-09301); and

5.	The 2005 Retail and Institutional Class Annual Reports to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 2005.

For a free copy of any of the above documents, please visit the TIAA-CREF Web site at www.tiaa-cref.org or use our on-line request form to request mailed versions. Alternatively, you can call (877) 518-9161 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request free copies of these documents.

TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds are both open-end management investment companies, and each of their portfolios are considered to be diversified. Additional information about TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds has been filed with the SEC. You can copy and review information about the Retail Funds and the TIAA-CREF Funds at the SEC’s Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (800) SEC-0330. Reports and other information about the Retail and TIAA-CREF Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SYNOPSIS	1
What is being proposed?	1
Why are you seeking to reorganize the Retail Funds?	2
What are the key details of the proposed Reorganizations?	3
How does each Retail Fund compare to its corresponding TIAA-CREF Fund?	4
If approved, when would the Reorganizations occur?	4
Has the Board of Trustees approved the Reorganizations?	5
What level of shareholder support is needed to approve the Reorganizations?	5
What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganizations?	6
What are the general tax consequences of the Reorganizations?	21
How do the investment objectives and principal strategies of the Retail and TIAA-CREF Funds compare?	21
How have the Retail and TIAA-CREF Funds performed?	28
Are there differences in the oversight and organization of the Retail Funds and TIAA-CREF Funds?	40
Will any other service providers to the Retail or TIAA-CREF Funds change after the Reorganizations?	41
How do I purchase, redeem or exchange shares Retail Class shares of the TIAA-CREF Funds and will it be different than for Retail Fund shares?	42
How do I purchase, redeem or exchange shares of the Institutional Class of the TIAA-CREF Funds?	43
How do the dividend and distribution policies of the Retail and TIAA-CREF Funds compare?	44
COMPARISON OF RISK FACTORS	45
INFORMATION ABOUT THE REORGANIZATION	47
What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations?	47
What are the terms of the Plan?	52
What TIAA-CREF Fund shares will I receive under the Reorganizations?	54
What are the tax consequences of the Reorganizations?	54
What is the capitalization of each Retail Fund and its corresponding TIAA-CREF Fund (net assets, net asset value and shares outstanding)?	55

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COMPARATIVE FINANCIAL HIGHLIGHTS	59

VOTING INFORMATION	60

ADDITIONAL INFORMATION	62
Additional Information About the TIAA-CREF Funds	62
Beneficial Ownership	62
Means of Soliciting Proxies	62
Proposals of Persons with Voting Rights	62
Legal Matters	63
Available Information	63
Annual Reports	63

EXHIBIT A: Form of Agreement and Plan of Reorganization and Termination	A-1

EXHIBIT B: Portfolio Management Teams of the Retail Funds and TIAA-CREF Funds	B-1

EXHIBIT C: TIAA-CREF Funds’ Management Fees and Current Expense Caps	C-1

EXHIBIT D: Comparative Financial Highlights	D-1

EXHIBIT E: Principal Holders of Retail Fund Shares	E-1

EXHIBIT F: Principal Holders of TIAA-CREF Fund Shares	F-1

APPENDIX: ADDITIONAL INFORMATION ABOUT THE TIAA-CREF FUNDS	Appendix-1

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PROPOSAL — APPROVAL OF REORGANIZATIONS

The Board of Trustees of TIAA-CREF Mutual Funds believes that the Reorganizations would be in the best interests of the shareholders of each Retail Fund and unanimously recommends that shareholders of each of the Retail Funds vote “FOR” the Reorganizations.

SYNOPSIS

What is being proposed?

Shareholders of each Retail Fund are being asked to approve the Reorganization of their Retail Fund into a corresponding TIAA-CREF Fund whereby: (1) the assets and liabilities of the Retail Fund will be acquired and assumed by the corresponding TIAA-CREF Fund; and (2) shareholders of the Retail Fund will become shareholders of the TIAA-CREF Fund.

Regarding this proposal, it is important to note the following points:

•	This proposal is the second step in TIAA-CREF’s ongoing efforts to consolidate and streamline operations by offering a mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. As part of the first step of this process, the TIAA-CREF Funds recently sought and obtained Institutional Trust Board and shareholder approval to: (1) amend the investment management agreement to increase the management fees on the actively-managed TIAA-CREF Funds; (2) add a 12b-1 distribution plan on Retail Class shares to finance distribution; and (3) reallocate to the Funds the responsibility for payment of most of the Funds’ “other expenses” from Teachers Advisors, Inc. (the “Advisor”), the investment adviser to the Retail Funds and the TIAA-CREF Funds.

•	As the second step in TIAA-CREF’s overall plan, the Reorganizations contained in this proposal are intended to eliminate potential investor confusion with respect to duplicative offerings and assist in the growth and viability of its funds. Over time, the relatively low fees of the Retail Funds have led to ongoing losses by the Advisor, which the Advisor believes are unsustainable. The recently approved increases in the investment management fee for certain of the actively managed TIAA-CREF Funds, in contrast, are designed to provide the Advisor with reasonable profits to sustain its services to the Funds.

•	If shareholders of a Retail Fund approve the Reorganization, shareholders will become shareholders of the corresponding TIAA-CREF Fund after the closing of the Reorganization. The effect of this action is that your investment will change from an investment in a Retail Fund whose fee structure leads to losses for the Advisor to an investment in a very similar TIAA-CREF Fund whose fees allow the Advisor to make a reasonable profit.

The Reorganizations would occur pursuant to the Plan (which is described below and attached as Exhibit A), for each of the following pairs of corresponding Funds:

Retail Funds		TIAA-CREF Funds
International Equity Fund	————————————>	Institutional International Equity Fund
Growth Equity Fund	————————————>	Institutional Large-Cap Growth Fund
Growth & Income Fund	————————————>	Institutional Growth & Income Fund
Equity Index Fund	————————————>	Institutional Equity Index Fund
Social Choice Equity Fund	————————————>	Institutional Social Choice Equity Fund
Managed Allocation Fund	————————————>	Institutional Managed Allocation Fund II
Bond Plus Fund	————————————>	Institutional Bond Plus Fund II
Short-Term Bond Fund	————————————>	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	————————————>	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	————————————>	Institutional Tax-Exempt Bond Fund II
Money Market Fund	————————————>	Institutional Money Market Fund

Upon shareholder approval and the closing of a Reorganization with respect to your Retail Fund, you will become a shareholder of a TIAA-CREF Fund with an investment objective and strategies that are very similar to the Retail Fund you currently own. Your investment, however, will be subject to the fee and expense structure of the TIAA-CREF Funds, which have an unbundled fee and expense structure, resulting in higher total operating expenses. Additionally, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan, leading to potentially higher total expense ratios than those of the Retail Funds.

Shareholders of the Growth Equity Fund are not being asked to approve a Reorganization of their Fund into the Institutional Growth Equity Fund because shareholders of the Institutional Growth Equity Fund did not approve an amendment to their Fund’s investment management agreement. Because the expense structure of the Institutional Growth Equity Fund continues to be unsustainable for the Advisor, shareholders of the Growth Equity Fund are being asked to approve a Reorganization of their Fund into the Institutional Large-Cap Growth Fund, which has the same investment objective and strategies as the Institutional Growth Equity Fund.

Why are you seeking to reorganize the Retail Funds?

The Advisor, which serves as investment adviser to both the Retail Funds and the TIAA-CREF Funds, has been incurring substantial losses on its mutual funds business since the Retail Funds were launched in 1997. Among the many factors contributing to these losses is that the fees charged by the Advisor did not cover the actual expenses incurred by the Advisor to manage and operate the Retail Funds. As part of the larger effort to continue offering competitively priced mutual funds, the Advisor is seeking to combine duplicative

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mutual funds through the Reorganizations. Streamlining its mutual fund offerings at a reasonable and sustainable fee and expense structure will allow the Advisor to continue offering high quality, lower cost Funds to our shareholders for the foreseeable future. The Reorganizations are designed to accomplish the following:

•	Reduce potential investor confusion through the consolidation of duplicative funds with similar names and investment objectives and strategies;

•	Enable shareholders to benefit over the long term from future economies of scale that are expected to result from combining the assets of the Retail and TIAA-CREF Funds;

•	Maintain overall fees at a level that keeps the combined Funds competitive with the lower-priced offerings in the industry, while reflecting the costs associated with operating the Funds and maintaining a high level of service to Fund shareholders;

•	Provide continuity of investment management, since both the Retail and TIAA-CREF Funds are managed by the same investment adviser and portfolio management teams; and

•	Allow for the exchange of Fund shares through a process that is intended to qualify as a tax-free event for Retail Fund shareholders for federal income tax purposes.

What are the key details of the proposed Reorganizations?

The following is a summary of certain information contained in this Proxy Statement/Prospectus and the Plan. The Plan that would govern the terms of each of the Reorganizations is attached as Exhibit A. Any description herein of that Plan is qualified by the actual terms of the Plan.

As set forth in the Plan, each Reorganization between a Retail Fund and its corresponding TIAA-CREF Fund will involve the following steps:

•	the TIAA-CREF Fund will acquire the assets and assume the liabilities of its Retail Fund counterpart, in exchange for shares of the TIAA-CREF Fund having an aggregate value equal to the net asset value of the Retail Fund as of the day of the Reorganization;

•	the TIAA-CREF Fund shares received by the Retail Fund will be distributed pro rata (on an anticipated tax-free basis for federal income tax purposes) to each Retail Fund shareholder in an amount equal in value to the holder’s Retail Fund shares as of the day of the Reorganization; and

•	as soon as practicable, the Retail Fund will be liquidated.

If a Reorganization with respect to a Retail Fund and its TIAA-CREF Fund counterpart is approved, shareholders of that Retail Fund will receive Retail Class shares of the TIAA-CREF Fund. However, shareholders who meet the eligibility requirements for purchasing Institutional Class shares will receive Institutional Class shares of that TIAA-CREF Fund. For further details on the share class you may receive under the

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Reorganizations, please see “Information About the Reorganizations — What TIAA-CREF Fund shares will I receive in the Reorganization” on page 54.

Who will bear the costs incurred in connection with the Reorganizations?

All costs incurred in connection with effecting the Reorganizations, including the costs associated with the drafting, printing and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, the holding of the special meeting, and the subsequent termination of the Retail Funds, will be borne by the Advisor, and not by any of the Retail Funds or TIAA-CREF Funds.

How does each Retail Fund compare to its corresponding TIAA-CREF Fund?

As described in more detail below, each Retail Fund and its corresponding TIAA-CREF Fund:

•	have very similar investment objectives and principal investment strategies;

•	have very similar investment restrictions;

•	have a very similar portfolio composition; and

•	are managed by the same portfolio management teams.

If the Reorganization is implemented with respect to your Retail Fund, your shares will be subject to the expense structure of the corresponding TIAA-CREF Fund, which has a different expense structure and higher total operating expenses. In addition, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan. The fees and expenses are more fully described below, under the section entitled “What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganization?” on page 6.

If approved, when would the Reorganizations occur?

If approved, each Reorganization would occur by the end of the third quarter of 2006, or another date selected by the Retail and TIAA-CREF Funds (the “Closing Date”). See “Information About the Reorganizations” on page 47 and “Voting Information” on page 60.

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Has the Board of Trustees of the Retail Funds approved the Reorganizations?

The Board of Trustees of the Retail Funds has unanimously approved the Plan and associated Reorganizations with respect to each Retail and TIAA-CREF Fund. The proposal to approve the Reorganizations and present them to shareholders for their approval was carefully considered by the Board of Trustees of the Retail Funds over the course of a number of meetings. General discussions of the Advisor’s recommendation to combine the Funds began in December 2004 and continued at meetings held on May 17, 2005, and July 19, 2005. The Board made its ultimate decision to approve the Reorganizations at a meeting held on February 14, 2006. During this process the Trustees, who were advised by independent counsel, deliberated over the Advisor’s comprehensive plan to restructure the Funds and their expense structure to help ensure that the Advisor could continue to manage them. At the meeting held on February 14, 2006, the Board of Trustees of the Retail Funds considered and approved the Plan and each Reorganization.

For the reasons set forth below under “Information About the Reorganizations — What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations” on page 47, the Board of Trustees of the Retail Funds, which is comprised entirely of Trustees who are not “interested persons” of the Retail Funds or the Advisor (as that term is defined in the 1940 Act), determined that each Reorganization would be in the best interests of the Retail Fund and its shareholders. In addition, the Board determined with respect to each Reorganization that the interests of Retail Fund shareholders would not be diluted as a result of the Reorganization.

Accordingly, the Board of Trustees of the Retail Funds unanimously recommends that shareholders of the Retail Funds vote to approve the Reorganizations.

Likewise, the Board of Trustees of the TIAA-CREF Funds, which is comprised of the same individuals as the Board of Trustees of the Retail Funds, determined that each Reorganization would be in the best interests of the shareholders of the corresponding TIAA-CREF Fund and would not dilute the value of their shares. After careful consideration, the Board of Trustees of the TIAA-CREF Funds unanimously approved the Plan and each Reorganization at a meeting held on February 14, 2006.

What level of shareholder support is needed to approve the Reorganizations?

Each Reorganization must be approved by shareholders of each respective Retail Fund, and will require the affirmative vote of the lesser of either (1) more than 50% of the outstanding voting shares of the Fund, or (2) 67% or more of the outstanding voting shares present (in person or by proxy) at the meeting, if more than 50% of the outstanding voting shares are present at the meeting. Approval of a Reorganization with respect to a Retail Fund and its corresponding TIAA-CREF Fund is not contingent on shareholder approval of one or more Reorganizations of other Retail Funds and their corresponding TIAA-CREF Funds. Therefore, in the event that a Reorganization with

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respect to a particular Retail Fund is not approved by its shareholders, or if such Reorganization is not completed for any other reason, the remaining Reorganizations will proceed as planned to the extent such Reorganizations are approved by their respective Retail Fund shareholders.

What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganizations?

It is important to note that if the Reorganizations are implemented, your shares will be subject to the fee and expense structure of the TIAA-CREF Funds, which have a different, unbundled expense structure and higher total operating expenses. In addition, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan. The Funds’ comparative fees and expenses are more fully described below. For more information on the differences between a “bundled” pricing structure and an “unbundled” (or “unitary”) pricing structure, please see page 7.

Shareholder Fees

Shares of the Retail Funds and TIAA-CREF Funds are not currently, and after the Reorganizations (on a pro forma basis) will not be, subject to any front-end or deferred sales charges (loads), redemption fees or exchange fees.

Annual Expenses

Expenses of mutual funds are generally measured by their expense ratios: the ratio of their total expenses for a year divided by their average daily net asset value over the same year. The main components of a fund’s expense ratio are investment advisory fees, distribution fees and “other expenses.” Below is a summary of the Retail and TIAA-CREF Funds’ current and proposed expense arrangements and comparative expense charts.

Investment Management Arrangements.  The Advisor is the investment adviser to both the Retail and the TIAA-CREF Funds. The Advisor manages the assets of the Funds under the supervision of the Retail and Institutional Trusts’ respective Board of Trustees pursuant to the terms of the Funds’ investment management agreement. The Advisor is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. The Advisor also manages the investments of TIAA Separate Account VA-1 and the TIAA-CREF Life Funds. Through an affiliated investment advisor, TIAA-CREF Investment Management, LLC (“Investment Management”), the personnel of the Advisor also manage the investment accounts of the College Retirement Equities Fund (“CREF”). As of April 30, 2006, the Advisor and Investment Management together had $[   ] billion of registered investment company assets under management. The Advisor is located at 730 Third Avenue, New York, NY 10017.

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The Retail and TIAA-CREF Funds each are managed by a team of portfolio managers, who are jointly responsible for the day-to-day management of the Fund, and who have expertise in the area(s) applicable to the Fund’s investments. Each Retail Fund and its counterpart TIAA-CREF Fund are managed by the same team of portfolio managers. A list of the current members of the management teams primarily responsible for managing each Fund’s investments, along with their relevant experience, is found in Exhibit B.

An important reason for the difference in the expenses of the Retail and TIAA-CREF Funds is that they have different arrangements with the Advisor. These differences are outlined below:

•	The Retail Funds. Under its investment management agreement with the Retail Funds, the Advisor provides, or obtains at its own expense, virtually all of the services needed for the operation of each Retail Fund for a single set fee, also described as a “bundled” or “unitary” fee. The Advisor’s duties include conducting research, recommending investments and placing orders to buy and sell securities, as well as providing or obtaining distribution, custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services for the Retail Funds. The Advisor also acts as liaison among the various service providers to the Retail Funds, including custodians, portfolio accounting agents, portfolio managers and transfer agents and pays for the services of each service provider out of its management fee.

•	The TIAA-CREF Funds. Under its investment management agreement with the TIAA-CREF Funds, the Advisor receives an annual fee for managing the assets of each TIAA-CREF Fund. The Advisor conducts research, recommends investments and places orders to buy and sell securities. However, since the TIAA-CREF Funds’ investment management fee is not “bundled” or “unitary,” certain expenses of the TIAA-CREF Funds, such as transfer agency, audit fees, custody, and other operational expenses, are not paid by the Advisor out of its management fee, but rather by the TIAA-CREF Funds directly (and therefore, incurred indirectly by the shareholders of the TIAA-CREF Funds and not by the Advisor). These expenses (i.e., the TIAA-CREF Funds’ “other expenses”) can vary based on actual cost. This direct payment of “other expenses” by the TIAA-CREF Funds is more customary in the mutual fund industry.

The Advisor has contractually agreed to various waivers and reimbursements on the investment management fees, “other expenses” and total annual operating expenses of the TIAA-CREF Funds. These waivers and reimbursements would continue in effect after the Reorganizations, so that shareholders of the Retail Funds merging into the TIAA-CREF Funds would receive the benefit of these fee reductions. If these waivers and reimbursements are not extended, they will expire on September 30, 2007 (or April 30, 2010 in the case of the Institutional Equity Index Fund). Thereafter, the Board, in consultation with the Advisor, will consider at least annually the appropriate levels for such waivers and reimbursements.

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The Advisor’s current fee waivers and reductions for the TIAA-CREF Funds’ include:

•	An agreement that the Institutional Large-Cap Growth Fund and Institutional Growth & Income Fund pay an investment management fee of only 0.08%, instead of their contractual fee rate of 0.45%, through at least September 30, 2007. Thereafter, this waiver may be adjusted or discontinued by the Advisor based on the Board’s continuing review of the performance of these Funds.

•	An agreement capping the “other expenses” of the Institutional Class shares of the TIAA-CREF Funds at the levels set forth in Exhibit C through at least September 30, 2007 (or April 30, 2010 in the case of the Institutional Equity Index Fund).

•	An agreement capping the total annual operating expenses of the Retail Class shares of the TIAA-CREF Funds at the levels set forth in Exhibit C through at least September 30, 2007 (or April 30, 2010 in the case of the Institutional Equity Index Fund).

Please see the expense tables below beginning on page 10 for a comparison of the current investment management fees paid by the Retail and TIAA-CREF Funds and the proposed investment management fees of the combined Funds.

Distribution Arrangements.  The Retail Class of the TIAA-CREF Funds has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (“Distribution Plan”). Under the terms of the Distribution Plan, Teachers Personal Investors Services, Inc. (“TPIS”), the TIAA-CREF Funds’ distributor, can be reimbursed for all or part of certain expenses that it incurs in connection with the promotion and distribution of the Retail Class shares, as approved by the Board, up to an annual rate of 0.25% of the average daily net asset value of shares of the Retail Class. Because this is a reimbursement plan, TPIS will only be paid for amounts actually spent on the distribution and marketing of Retail Class shares and approved by the Board; it will not necessarily receive the full 0.25% fee automatically every year. Reimbursements by the Retail Class shares under the Distribution Plan are calculated daily and paid monthly. The expenses eligible for reimbursement under the Distribution Plan include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of its shares, and for providing personal and account maintenance services to holders of shares and salaries and other expenses relating to account servicing efforts.

TPIS has contractually agreed not to seek reimbursement under the Distribution Plan through September 30, 2007, unless extended to a later date. This agreement would continue in effect after the Reorganizations, so that Retail Fund shareholders merging into the Retail Class of the TIAA-CREF Funds also would receive the benefit of this agreement. The level of reimbursements by the Funds under the Distribution Plan would be reviewed by the Board at least annually.

Expense Tables.  Below are tables showing the current expense ratios of each Retail Fund and its corresponding TIAA-CREF Fund. In addition, the tables show the anticipated

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expenses of the Retail and Institutional Class of the TIAA-CREF Funds if the Reorganization of each Retail Fund into its corresponding TIAA-CREF Fund occurs (labeled as “pro forma combined”). The tables enable you to compare and contrast the recent expense levels for the Retail Funds and the TIAA-CREF Funds and obtain a general idea of what the expense levels would be if the Reorganizations occur.

The expenses set forth below are based on the expenses of the Retail Funds for the fiscal year ended December 31, 2005 and the recently-approved new expense structure of the TIAA-CREF Funds as if the new expenses had been in effect for the Funds’ fiscal year ended September 30, 2005 (i.e., on a pro forma basis). The pro forma information for the TIAA-CREF Funds reflects the anticipated effect of the Reorganizations. These figures include current fee and expense waivers and reimbursements set to expire on September 30, 2007 (or April 30, 2010 in the case of the Institutional Equity Index Fund), unless extended, and the full amounts authorized for reimbursement under the Distribution Plan for the Retail Class shares of the TIAA-CREF Funds. The TIAA-CREF Funds’ distributor has agreed not to seek any reimbursement under the Distribution Plan until September 30, 2007. This means that Retail Class shares of the TIAA-CREF Funds would not pay any 12b-1 fees until that time.

The terms used in the expense tables have the following meanings:

•	“Management Fees” means investment advisory fees or any other management or administrative fees paid to the advisor or its affiliates that are not included in “other expenses.”

•	“Distribution (12b-1) Fees” means all distribution and other expenses incurred by a Fund under a plan adopted pursuant to Rule 12b-1 of the 1940 Act.

•	“Other Expenses” means all expenses not otherwise disclosed in the table that are deducted from Fund assets or charged to all shareholder accounts (not including any extraordinary expenses).

•	“Total Annual Fund Operating Expenses” means the sum of a Fund’s “Management Fees,” “Distribution (12b-1) Fees,” and “Other Expenses.”

•	“Expense Reimbursements and Waivers” means the aggregate amount of expenses that are not actually paid by a Fund due to contractual waivers and reimbursements.

•	“Net Annual Fund Operating Expenses” means the amount of expenses actually paid by Fund shareholders after the “Expense Reimbursements and Waivers” category is subtracted from the Fund’s expenses.

9

Examples of Fund Expenses.  Following each expense ratio table is an expense example intended to help you compare and contrast the cost of investing in: (1) a Retail Fund as it currently exists; (2) the Retail Class and Institutional Class of its corresponding TIAA-CREF Fund as they currently exist; and (3) the Retail Class and Institutional Class of the same TIAA-CREF Fund if a Reorganization occurs (i.e., the “pro forma” figure).

The examples assume that you make an investment of $10,000 in shares of the Retail Funds or the indicated classes of the TIAA-CREF Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume a 5% annual return each year and that there will be no expense reimbursements or waivers in place after one year. Your actual costs may be higher or lower. The “pro forma” categories correspond to what the expenses of the TIAA-CREF Funds are expected to be if the Retail Funds are reorganized into the TIAA-CREF Funds.

International Equity Fund and Institutional International Equity Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.49%	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.13%[3]	0.12%	0.13%[3]	0.13%
Total Annual Operating Expenses	0.49%	0.88%	0.62%	0.88%	0.63%
Expense Reimbursements and Waivers	0.00%	0.25%[4]	0.02%[4]	0.25%[4]	0.03%[4]
Net Annual Fund Operating Expenses	0.49%	0.63%	0.60%	0.63%	0.60%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as the Fund’s assets grow. To see the full breakpoint schedule see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

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International Equity Fund and Institutional International Equity Fund

	1 year	3 years	5 years	10 years
Retail Fund	$50	$157	$274	$616
TIAA-CREF Fund (Retail Class)	$64	$256	$463	$1,061
TIAA-CREF Fund (Institutional Class)	$61	$197	$344	$772
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$64	$256	$463	$1,061
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$61	$199	$348	$783

Growth Equity Fund and Institutional Large-Cap Growth Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.45%	0.45%[1]	0.45%[1]	0.45%[1]	0.45%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.16%[3]	0.37%[3]	0.16%[3]	0.38%[3]
Total Annual Operating Expenses	0.45%	0.86%	0.82%	0.86%	0.83%
Expense Reimbursements and Waivers	0.00%	0.62%[4]	0.69%[4]	0.62%[4]	0.70%[4]
Net Annual Fund Operating Expenses	0.45%	0.24%	0.13%	0.24%	0.13%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as the Fund’s assets grow. To see the full breakpoint schedule see Exhibit C. Notwithstanding these breakpoints, the Advisor has contractually agreed to waive the investment management fees to 0.08% through at least April 30, 2007.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

11

Growth Equity Fund and Institutional Large-Cap Growth Fund

	1 year	3 years	5 years	10 years
Retail Fund	$46	$144	$252	$567
TIAA-CREF Fund (Retail Class)	$25	$212	—	—
TIAA-CREF Fund (Institutional Class)	$13	$193	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$25	$212	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$13	$195	—	—

Growth & Income Fund and Institutional Growth & Income Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.43%	0.45%[1]	0.45%[1]	0.45%[1]	0.45%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.63%[3]	0.07%	0.63%[3]	0.07%
Total Annual Operating Expenses	0.43%	1.33%	0.52%	1.33%	0.52%
Expense Reimbursements and Waivers	0.00%	0.90%[4]	0.39%[4]	0.90%[4]	0.39%[4]
Net Annual Fund Operating Expenses	0.43%	0.43%	0.13%	0.43%	0.13%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as the Fund’s assets grow. To see the full breakpoint schedule see Exhibit C. Notwithstanding these breakpoints, the Advisor has contractually agreed to waive the investment management fees of these Funds to 0.08% through at least April 30, 2007.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

12

Growth & Income Fund and Institutional Growth & Income Fund

	1 year	3 years	5 years	10 years
Retail Fund	$44	$138	$241	$542
TIAA-CREF Fund (Retail Class)	$44	$332	$642	$1,523
TIAA-CREF Fund (Institutional Class)	$13	$127	$252	$615
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$44	$332	$642	$1,523
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$13	$127	$252	$615

Equity Index Fund and Institutional Equity Index Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.26%	0.04%	0.04%	0.04%	0.04%
Distribution (12b-1) Fees	N/A	0.25%[1]	N/A	0.25%[1]	N/A
Other Expenses	0.00%	0.28%[2]	0.04%	0.28%[2]	0.05%
Total Annual Operating Expenses	0.26%	0.57%	0.08%	0.57%	0.09%
Expense Reimbursements and Waivers	0.00%	0.33%[3]	0.00%[3]	0.33%[3]	0.01%[3]
Net Annual Fund Operating Expenses	0.26%	0.24%	0.08%	0.24%	0.08%

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(2)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(3)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 2010. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

13

Equity Index Fund and Institutional Equity Index Fund

	1 year	3 years	5 years	10 years
Retail Fund	$27	$84	$146	$331
TIAA-CREF Fund (Retail Class)	$25	$77	$176	$576
TIAA-CREF Fund (Institutional Class)	$8	$26	$45	$103
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$25	$77	$176	$576
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$8	$26	$46	$111

Social Choice Equity Fund and Institutional Social Choice Equity Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.27%	0.15%	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	N/A	0.25%[1]	N/A	0.25%[1]	N/A
Other Expenses	0.00%	0.11%[2]	0.06%	0.11%[2]	0.07%
Total Annual Operating Expenses	0.27%	0.51%	0.21%	0.51%	0.22%
Expense Reimbursements and Waivers	0.00%	0.25%[3]	0.01%[3]	0.25%[3]	0.02%[3]
Net Annual Fund Operating Expenses	0.27%	0.26%	0.20%	0.26%	0.20%

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(2)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(3)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

14

Social Choice Equity Fund and Institutional Social Choice Equity Fund

	1 year	3 years	5 years	10 years
Retail Fund	$28	$87	$152	$343
TIAA-CREF Fund (Retail Class)	$27	$138	$260	$616
TIAA-CREF Fund (Institutional Class)	$20	$67	$117	$267
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$27	$138	$260	$616
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$20	$69	$122	$278

Managed Allocation Fund and Institutional Managed Allocation Fund II

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]	0.00%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.49%[1]	0.62%[1]	0.57%[1]	0.62%[1]	0.57%[1]
Total Annual Operating Expenses	0.49%	0.87%	0.57%	0.87%	0.57%
Expense Reimbursements and Waivers	0.00%	0.50%	0.20%	0.50%	0.20%
Net Annual Fund Operating Expenses	0.49%	0.37%	0.37%	0.37%	0.37%

(1)	The Advisor does not and will not receive a management fee for its services to the Managed Allocation Fund and Institutional Managed Allocation Fund II. However, shareholders in these Funds currently bear, and will continue to bear after the Reorganization, indirectly their pro rata shares of the fees and expenses incurred by the underlying funds in which these Funds invest. The expenses in the table are based on the Retail Managed Allocation Fund’s allocations during 2005 and the current allocations of the Institutional Managed Allocation Fund II. Based upon the current expected allocations of the Retail Managed Allocation Fund and Institutional Managed Allocation Fund II, the underlying fund expenses are expected to be 0.49% and 0.37%, respectively (each of which includes waivers and reimbursements of the underlying funds’ expenses).

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

15

Managed Allocation Fund and Institutional Managed Allocation Fund II

	1 year	3 years	5 years	10 years
Retail Fund	$50	$157	$274	$616
TIAA-CREF Fund (Retail Class)	$38	$228	—	—
TIAA-CREF Fund (Institutional Class)	$38	$162	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$38	$228	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$38	$162	—	—

Bond Plus Fund and Institutional Bond Plus Fund II

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.30%	0.30%[1]	0.30%[1]	0.30%[1]	0.30%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.09%[3]	0.23%[3]	0.09%[3]	0.24%[3]
Total Annual Operating Expenses	0.30%	0.64%	0.53%	0.64%	0.54%
Expense Reimbursements and Waivers	0.00%	0.25%[4]	0.18%[4]	0.25%[4]	0.19%[4]
Net Annual Fund Operating Expenses	0.30%	0.39%	0.35%	0.39%	0.35%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as each Fund’s assets grow. To see the full breakpoint schedule see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

16

Bond Plus Fund and Institutional Bond Plus Fund II

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$40	$180	—	—
TIAA-CREF Fund (Institutional Class)	$36	$152	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$40	$180	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$36	$154	—	—

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.30%	0.25%[1]	0.25%[1]	0.25%[1]	0.25%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.24%[3]	0.13%[3]	0.24%[3]	0.14[3]
Total Annual Operating Expenses	0.30%	0.74%	0.38%	0.74%	0.39%
Expense Reimbursements and Waivers	0.00%	0.29%[4]	0.08%[4]	0.29%[4]	0.09%[4]
Net Annual Fund Operating Expenses	0.30%	0.45%	0.30%	0.45%	0.30%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as each Fund’s assets grow. To see the full breakpoint schedule see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

17

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$46	$207	—	—
TIAA-CREF Fund (Institutional Class)	$31	$114	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$46	$207	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$31	$116	—	—

High-Yield Bond Fund and Institutional High-Yield Fund II

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.34%	0.35%[1]	0.35%[1]	0.35%[1]	0.35%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.06%[3]	0.10%[3]	0.06%[3]	0.11%[3]
Total Annual Operating Expenses	0.34%	0.66%	0.45%	0.66%	0.46%
Expense Reimbursements and Waivers	0.00%	0.25%[4]	0.05%[4]	0.25%[4]	0.05%[4]
Net Annual Fund Operating Expenses	0.34%	0.41%	0.40%	0.41%	0.40%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as each Fund’s assets grow. To see the full breakpoint schedule see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

18

High-Yield Bond Fund and Institutional High-Yield Fund II

	1 year	3 years	5 years	10 years
Retail Fund	$35	$109	$191	$431
TIAA-CREF Fund (Retail Class)	$42	$186	—	—
TIAA-CREF Fund (Institutional Class)	$41	$139	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$42	$186	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$41	$142	—	—

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.30%	0.30%[1]	0.30%[1]	0.30%[1]	0.30%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	N/A	0.25%[2]	N/A
Other Expenses	0.00%	0.10%[3]	0.20%[3]	0.10%[3]	0.21%[3]
Total Annual Operating Expenses	0.30%	0.65%	0.50%	0.65%	0.51%
Expense Reimbursements and Waivers	0.00%	0.25%[4]	0.15%[4]	0.25%[4]	0.16%[4]
Net Annual Fund Operating Expenses	0.30%	0.40%	0.35%	0.40%	0.35%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated in the chart (both current and pro forma) from the amounts indicated in the chart as each Fund’s assets grow. To see the full breakpoint schedule see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(3)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(4)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

19

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$41	$183	—	—
TIAA-CREF Fund (Institutional Class)	$36	$145	—	—
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$41	$183	—	—
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$36	$147	—	—

Money Market Fund and Institutional Money Market Fund

	Retail Fund	TIAA-CREF Fund (Retail Class)	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined Institutional Fund (Retail Class)	Pro Forma Combined Institutional Fund (Institutional Class)
Management Fees	0.29%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	N/A	0.25%[1]	N/A	0.25%[1]	N/A
Other Expenses	0.00%	0.04%[2]	0.05%	0.04%[2]	0.05%
Total Annual Operating Expenses	0.29%	0.39%	0.15%	0.39%	0.15%
Expense Reimbursements and Waivers	0.00%	0.25%[3]	0.00%[3]	0.25%[3]	0.00%[3]
Net Annual Fund Operating Expenses	0.29%	0.14%	0.15%	0.14%	0.15%

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Plan through September 30, 2007, so the table reflects the waiver of this whole amount.

(2)	As this class of this particular TIAA-CREF Fund will have been in existence substantially less than a year prior to the Reorganizations, the “Other Expenses” for this class are estimated.

(3)	The Advisor has contractually agreed to certain fee waivers and reimbursements that cap the amount of “Other Expenses” or “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least September 30, 2007. Please see Exhibit C for more information on the levels of these waivers and reimbursements.

Money Market Fund and Institutional Money Market Fund

	1 year	3 years	5 years	10 years
Retail Fund	$30	$93	$163	$368
TIAA-CREF Fund (Retail Class)	$14	$100	$194	$468
TIAA-CREF Fund (Institutional Class)	$15	$48	$85	$192
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$14	$100	$194	$468
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$15	$48	$85	$192

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What are the general tax consequences of the Reorganizations?

As a condition to the closing of the Reorganizations, the Retail Funds and the TIAA-CREF Funds will receive an opinion of Sutherland Asbill & Brennan LLP to the effect that each Reorganization between a Retail Fund and its corresponding TIAA-CREF Fund will qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). It is expected that neither the Retail Funds nor their respective shareholders will recognize any gain or loss as a result of the Reorganizations. If a Retail Fund sells securities prior to the closing date of the Reorganizations, there may be net realized gains or losses to the Retail Fund. Any net realized gains would increase the amount of the distribution made to the shareholders of the Retail Fund prior to the closing date of the Reorganizations. See “Information About the Reorganizations — Federal Income Tax Issues,” below. In addition, for more information on the TIAA-CREF Funds’ treatment of taxes, see the Appendix.

How do the investment objectives and principal strategies of the Retail and TIAA-CREF Funds compare?

Each Retail Fund and its corresponding TIAA-CREF Fund have substantially similar investment objectives and principal investment strategies, as described below. These investment objectives and principal investment strategies are not fundamental (except where specifically noted), which means that they may be changed by the Retail or Institutional Trust Boards of Trustees at any time without shareholder approval.

International Equity Fund and Institutional International Equity Fund

The International Equity Fund and the Institutional International Equity Fund have very similar investment objectives and principal investment strategies. Their common investment objective is favorable long-term total return, mainly through capital appreciation, and they both pursue this objective by investing in a broadly diversified portfolio that consists primarily of equity securities of foreign issuers. The Institutional International Equity Fund normally invests at least 80% of its assets in equity securities of foreign issuers and has a policy of investing in at least three countries other than the United States, while International Equity Fund has a very similar policy of investing at least 80% of its assets in equity securities of companies located in at least three countries other than the United States. Each may invest in emerging market securities or hold a significant amount of stocks of smaller, lesser-known companies. Furthermore, each has the same benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE® Index”). Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

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Growth Equity Fund and Institutional Large-Cap Growth Fund

The Growth Equity Fund and the Institutional Large-Cap Growth Fund share a very similar investment objective of seeking favorable long-term return, mainly through capital appreciation, primarily from equity securities. Normally, each Fund invests at least 80% of its assets in equity securities that the managers believe present the opportunity for growth. With respect to the Large-Cap Growth Fund’s 80% policy, such investments must be considered to be “large-cap” securities (generally securities included in the Russell 1000® Index). However, this is not a substantive difference from the Growth Equity Fund since the Growth Equity Fund also predominantly invests in “large-cap” securities. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy, and companies with distinctive products or promising markets. With respect to each Fund, the active managers look for companies that they believe have the potential for strong earnings or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. Each Fund can invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. Foreign investments can be up to 20% of each Fund’s portfolio. The benchmark index for each Fund is the Russell 1000® Growth Index (Russell 1000® is a trademark and a service mark of the Frank Russell Company). Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

Growth & Income Fund and Institutional Growth & Income Fund

The Growth & Income Fund and the Institutional Growth & Income Fund share a very similar investment objective of seeking a favorable long-term return through capital appreciation and investment income. Each Fund normally invests at least 80% of its assets in: (1) income-producing equity securities, or (2) other securities defined by its benchmark index, the Standard & Poor’s 500 Index (“S&P 500® Index”). Each Fund looks primarily for stocks of larger, well-established, mature growth companies that are believed to be attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. Each Fund may also invest in a few rapidly growing smaller companies and may have up to 20% of assets in foreign securities. Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

Equity Index Fund and Institutional Equity Index Fund

The Equity Index Fund and the Institutional Equity Index Fund share similar investment objectives. The Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000® Index, a broad stock market index. The Institutional Equity Index Fund seeks a favorable long-term rate of return, mainly from

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capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index. Each Fund is designed to track U.S. equity markets as a whole and invests substantially all of its net assets in stocks in the Russell 3000® Index. Each Fund uses indexing, a strategy that seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track its benchmark index. As part of its indexing strategy, each Fund uses a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, market capitalization and industry weightings of securities) of its index without investing in all of the stocks in the index.

Social Choice Equity Fund and Institutional Social Choice Equity Fund

The Social Choice Equity Fund and the Institutional Social Choice Equity Fund share identical investment objectives and principal investment strategies. Each Fund seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria. Each Fund attempts to track the return of the U.S. stock market as represented by the Russell 3000® Index, while investing only in companies whose activities are consistent with the Fund’s social criteria. Each Fund does this by investing in companies included in the KLD Research & Analytics, Inc.’s (“KLD”) Broad Market Social IndexSM (the “KLD BMS Index”), which is a subset of companies in the Russell 3000® Index screened to eliminate companies that do not meet certain “social” criteria.

Managed Allocation Fund and Institutional Managed Allocation Fund II

The Managed Allocation Fund and Institutional Managed Allocation Fund II share identical investment objectives and substantially similar principal investment strategies. Each Fund seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income. Each Fund is a “fund of funds,” which means that its portfolio primarily consists of investments in other mutual funds (“underlying funds”). The Managed Allocation Fund may invest in shares of underlying funds such as: (1) TIAA-CREF Mutual Funds’ other investment funds; (2) Retail Class shares of the TIAA-CREF Funds, which are affiliated funds of the Retail Funds; and (3) other mutual funds that may be selected by the Board of Trustees from time to time. The Institutional Managed Allocation Fund II invests in these same underlying funds, except that it generally invests in the Institutional Class shares of the other TIAA-CREF Funds and also may invest in other types of permissible investment products or pools as selected by the Board from time to time. Generally, each Fund seeks to meet its objective by investing: (1) approximately 55% of its net assets in mutual funds that invest primarily in equity securities (“equity funds”); (2) up to 5% of its net assets in mutual funds that invest primarily in real estate securities (“real estate funds”); and (3) approximately 40% of its net assets in mutual funds that invest primarily in fixed-income securities (“fixed-income funds”). When the managers believe that changes in financial and economic conditions affect the relative attractiveness of the markets in which the equity and

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fixed-income funds are invested, they may adjust a Fund’s percentage holdings of these underlying funds up or down by up to 5%

Bond Plus Fund and Institutional Bond Plus Fund II

The Bond Plus Fund and the Institutional Bond Plus Fund II share identical investment objectives and principal investment strategies. Each Fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The portfolio of each Fund is divided into two segments. The first segment, which makes up at least 75% of the Fund, is invested primarily in a broad range of the debt securities in the Lehman Brothers U.S. Aggregate Index. The majority of this segment is invested in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. Each Fund is managed to track the duration of the Lehman Index. Each Fund holds mainly investment-grade securities rated in the top four credit categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“Standard & Poor’s”). Each Fund overweights or underweights individual securities or sectors as compared to their weight in the Lehman Index depending on where we find undervalued or overlooked issues that we believe offer the potential for superior returns. Each Fund’s second segment seeks enhanced returns through investments in illiquid securities (such as private placements) or non-investment-grade securities, but investments in illiquid securities will not be more than 15% of the Fund’s net assets.

Short-Term Bond Fund and Institutional Short-Term Bond Fund

The Short-Term Bond Fund and the Institutional Short-Term Bond Fund share an identical investment objective of seeking high current income consistent with preservation of capital. The Funds also share identical principal investment strategies. Each Fund invests primarily in a broad range of investment-grade debt securities that make up the Lehman Brothers Mutual Fund Short (1-5 year) Government/Credit Index. These are primarily U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities. Each Fund can also hold domestic and foreign corporate bonds, debentures, notes, mortgage-backed securities, asset-backed securities, convertible securities and preferred stocks. Each Fund is managed to track the duration of the Lehman Index. Each Fund has a policy of maintaining a dollar-weighted average maturity of portfolio holdings of no more than three years. Each Fund may overweight or underweight individual securities or sectors as compared to their weight in the Lehman Index, or hold securities not in the index, depending on where we find undervalued or overlooked issues that we believe offer the potential for superior returns.

High-Yield Bond Fund and Institutional High-Yield Fund II

The High-Yield Bond Fund and the Institutional High-Yield Fund II share identical investment objectives and principal investment strategies. Each Fund seeks high current income and, when consistent with its primary objective, capital appreciation. Each Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic

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and foreign corporate bonds, debentures, loans and notes, as well as convertible securities and preferred stocks. Under normal market conditions, each Fund invests at least 80% of its assets in bonds, including debt and other fixed-income securities, rated lower than investment grade (and their unrated equivalents) — often called ‘junk bonds.” Most of these investments will be rated in the BB or B categories by Standard & Poor’s or in the Ba or B categories by Moody’s. Each Fund may invest up to 20% of its assets in the following other types of instruments: payment-in-kind or deferred interest obligations, defaulted securities, asset-backed securities, securities rated below B- and illiquid securities. Each Fund can also hold U.S. Treasury and Agency securities whenever suitable corporate securities are not available or we want to increase the fund’s liquidity. Up to 20% of a Fund’s assets can be invested in securities of foreign issuers. Investments in illiquid securities will never be more than 15% of either fund’s assets. The securities each Fund owns will usually have maturities of ten years or less.

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

The Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II share identical investment objectives and principal investment strategies. Each Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital. Each Fund invests primarily in investment-grade municipal securities, the interest on which is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes). Under normal market conditions, each Fund has a fundamental policy to invest at least 80% of its assets in tax-exempt bonds. Each Fund can invest up to 20% of its assets in private activity bonds. Each Fund invests in intermediate- and long-term securities with remaining maturities at the time of purchase from approximately 8 to 12 years. Each Fund seeks to maintain the average duration of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, which is approximately 7 years. Each Fund may invest up to 20% of its assets in non-investment-grade securities such as “junk bonds” or in non-rated securities.

Money Market Fund and Institutional Money Market Fund

The Money Market Fund and the Institutional Money Market Fund share very similar investment objectives and principal investment strategies. Each Fund seeks high current income consistent with maintaining liquidity and preserving capital, by investing primarily in high-quality short-term money market instruments. Each Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. Each Fund only purchases money market instruments that at the time of purchase are “First Tier Securities” — that is, instruments rated within the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. Each Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

How do the investment restrictions of the Retail and TIAA-CREF Funds compare?

This section briefly compares and contrasts the investment restrictions of each Retail Fund with those of its corresponding TIAA-CREF Fund. In general, the Retail and TIAA-CREF Funds’ investment restrictions are substantially similar, with some minor differences that are outlined below. More complete information may be found in the respective SAIs for the Retail and TIAA-CREF Funds.

Issuance of Senior Securities.  The Retail Funds may not issue senior securities except as SEC regulations permit. The TIAA-CREF Funds may not issue senior securities except as permitted by law.

Borrowings.  The Retail and TIAA-CREF Funds may not borrow money, except (1) the Retail and TIAA-CREF Funds may purchase securities on margin, as described below, and (2) from banks (only in amounts not in excess of 33-1/3% of the market value of the fund’s assets at the time of borrowing). The Retail and TIAA-CREF Funds may also borrow from other sources for temporary purposes, except that (1) each of the Retail Funds is restricted with respect to such borrowings to amounts not exceeding 5% of the Retail Fund’s total assets taken at market value at the time of borrowing), and (2) each of the TIAA-CREF Funds is restricted with respect to such borrowings to amounts not exceeding 5%, or such greater amount as may be permitted by law, of the TIAA-CREF Fund’s total assets taken at market value at the time of borrowing.

Securities Underwritings.  Both the Retail and TIAA-CREF Funds may not underwrite the securities of other companies, except to the extent that they may be deemed an underwriter in connection with the disposition of securities from their portfolios.

Real Estate or Mortgages.  Both the Retail and TIAA-CREF Funds may not purchase real estate or mortgages directly.

Commodities.  Both the Retail and TIAA-CREF Funds may not purchase commodities or commodities contracts, except to the extent futures are purchased.

Purchases of Securities on Margin.  Both the Retail and TIAA-CREF Funds may not purchase securities on margin except that they may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

Loans.  The Equity Index Fund, the Social Choice Equity Fund, the Short-Term Bond Fund, the High-Yield Bond Fund, the Tax-Exempt Bond Fund and each of the TIAA-CREF Funds will not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, except that this limit does not apply to repurchase agreements. The International Equity Fund, Growth Equity Fund, Growth &

26

Income Fund, Managed Allocation Fund, Bond Plus Fund and Money Market Fund will not make loans, except: (1) that a Fund may make loans of portfolio securities not exceeding 33-1/3% of the value of its total assets, which are collateralized by either cash, U.S. Government securities, or other means permitted by applicable law, equal to at least 100% of the market value of the loaned securities, as reviewed daily; (2) loans through entry into repurchase agreements; (3) privately-placed debt securities may be purchased; or (4) participation interests in loans, and similar investments, may be purchased.

Concentration in Issuers (Diversification).  Each of the Retail and TIAA-CREF Funds will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.

Concentration in Industries.  Each of the Funds, with the exception of the Managed Allocation Fund and the Money Market Fund II, and each of the TIAA-CREF Funds, with the exception of the Institutional Managed Allocation Fund II, may not invest in an industry if after giving effect to that investment, the Fund’s holding in that industry would exceed 25% of its total assets. The Managed Allocation Fund and the Institutional Managed Allocation Fund II each may invest up to 100% of its assets in securities issued by mutual funds and other investment companies. The Money Market Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will not otherwise invest in an industry if after giving effect to that investment, its holdings in that industry would exceed 25% of its total assets.

Temporary Waiver of Investment Restrictions.  The issuer and industry concentration investment restrictions of the Retail Funds, which prohibit them from acquiring more than a stated percentage of ownership of another issuer or industry, might be construed as restricting their ability to carry out the Reorganizations. By approving the Plan, Retail Fund shareholders will be agreeing to waive, only for the purpose of the Reorganizations, those fundamental investment restrictions that could prohibit or otherwise impede these transactions.

Securities of Registered Investment Companies.  The Managed Allocation Fund may not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the TIAA-CREF family of funds, government securities or short-term securities. The Institutional Managed Allocation Fund II is subject to a similar, yet broader limitation, in that it may only invest in registered investment companies or other permissible investment products or pools approved by the Board, government securities or short-term securities.

Tax-Exempt Securities.  Under normal market conditions, the Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II each invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which is exempt from

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federal income tax, including federal alternative minimum tax. The Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II each may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by a state or local government or political subdivision of any of the foregoing. Each of the Funds may not otherwise invest in an industry if after giving effect to that investment the Fund’s holding in that industry would exceed 25% of its total assets.

How have the Retail and TIAA-CREF Funds performed?

The bar charts and performance tables below help illustrate some of the risks of investing in the Retail and TIAA-CREF Funds, and how investment performance varies. Performance information for Retail Class and Institutional Class shares of the Institutional Large-Cap Growth Fund, Institutional Managed Allocation Fund II, Institutional Bond Plus Fund II, Institutional Short-Term Bond Fund II, Institutional High-Yield Fund II and Institutional Tax-Exempt Bond Fund II, as well as performance information for Retail Class shares of the Institutional International Equity Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund and Institutional Money Market Fund, is not presented because such shares were not offered during the time periods shown. However, for those time periods where both a corresponding Retail Fund and TIAA-CREF Fund were in existence, the charts and tables show that their performance has been relatively similar. How the Retail and TIAA-CREF Funds have performed (before and after taxes) in the past is not necessarily an indication of how they will perform in the future.

Bar Charts.  The bar charts show the performance of the Retail Funds and, if available, the performance of the Institutional Class shares of each counterpart TIAA-CREF Fund, before taxes, in each full calendar year since inception of the Fund. Below each chart we note the best and worst calendar quarter returns since inception of the Fund. Please note that how the Funds have performed in the past is not necessarily an indication of how they will perform in the future.

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International Equity Funds

Retail Fund: International Equity Fund

Best quarter: 36.65%, for the quarter ended December 31, 1999.
Worst quarter: –20.18%, for the quarter ended September 30, 2002.

TIAA-CREF Fund: International Equity Fund

Best quarter: 37.68%, for the quarter ended December 31, 1999.
Worst quarter: –19.39%, for the quarter ended September 30, 2002.

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Growth Equity Fund/Institutional Large-Cap Growth Fund

Retail Fund: Growth Equity Fund

Best quarter: 28.36%, for the quarter ended December 31, 1998.
Worst quarter: –22.69%, for the quarter ended March 31, 2001.

TIAA-CREF Fund: Large-Cap Growth Fund

No comparative performance since not in existence for at least one calendar year.

Growth & Income Funds

Retail Fund: Growth & Income Fund

Best quarter: 22.99%, for the quarter ended December 31, 1998.
Worst quarter: –16.54%, for the quarter ended September 30, 2002.

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TIAA-CREF Fund: Growth & Income Fund

Best quarter: 15.98%, for the quarter ended December 31, 1999.
Worst quarter: –16.46%, for the quarter ended September 30, 2002.

Equity Index Funds

Retail Fund: Equity Index Fund

Best quarter: 16.06%, for the quarter ended June 30, 2003.
Worst quarter: –17.00%, for the quarter ended September 30, 2002.

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TIAA-CREF Fund: Equity Index Fund

Best quarter: 16.22%, for the quarter ended June 30, 2003.
Worst quarter: –17.24%, for the quarter ended September 30, 2002.

Social Choice Equity Funds

Retail Fund: Social Choice Equity Fund

Best quarter: 16.43%, for the quarter ended June 30, 2003.
Worst quarter: –16.41%, for the quarter ended September 30, 2002.

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TIAA-CREF Fund: Social Choice Equity Fund

Best quarter: 16.24%, for the quarter ended June 30, 2003.
Worst quarter: –16.32%, for the quarter ended September 30, 2002.

Managed Allocation Funds

Retail Fund: Managed Allocation Fund

Best quarter: 14.01%, for the quarter ended December 31, 1998.
Worst quarter: –9.43%, for the quarter ended March 31, 2001.

TIAA-CREF Fund: Managed Allocation Fund II

No comparative performance since not in existence for at least one calendar year.

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Bond Plus Funds

Retail Fund: Bond Plus Fund

Best quarter: 5.11%, for the quarter ended September 30, 2002.
Worst quarter: –2.42%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Bond Plus Fund II

No comparative performance since not in existence for at least one calendar year.

Short-Term Bond Funds

Retail Fund: Short-Term Bond Fund

Best quarter: 4.10% for the quarter ended September 30, 2001.
Worst quarter: –1.71%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Short-Term Bond Fund II

No comparative performance since not in existence for at least one calendar year.

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High-Yield Bond Funds

Retail Fund: High-Yield Bond Fund

Best quarter: 8.35%, for the quarter ended June 30, 2003.
Worst quarter: –5.57%, for the quarter ended June 30, 2002.

TIAA-CREF Fund: High-Yield Fund II

No comparative performance since not in existence for at least one calendar year.

Tax-Exempt Bond Funds

Retail Fund: Tax-Exempt Bond Fund

Best quarter: 5.29%, for the quarter ended September 30, 2002.
Worst quarter: –2.41%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Tax-Exempt Bond Fund II

No comparative performance since not in existence for at least one calendar year.

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Money Market Funds

Retail Fund: Money Market Fund

Best quarter: 1.63%, for the quarter ended December 31, 2000.
Worst quarter: 0.20%, for the quarter ended March 31, 2004.

TIAA-CREF Fund: Money Market Fund

Best quarter: 1.65%, for the quarter ended December 31, 2000.
Worst quarter: 0.25%, for the quarter ended September 30, 2003.

Performance Tables.  The performance tables following the charts show the returns (before and after taxes) for the Retail Funds and, if available, Institutional Class shares of the TIAA-CREF Funds over the 2005 calendar year, for the five-year period from 2001 to 2005 for those Funds (or classes thereof) with five years of performance returns, and since inception and how those returns compare to those of broad-based securities market indices. No performance is presented for Funds and/or classes with less than one calendar year of performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (“IRAs”). In addition, the benchmark indices reflect no deductions for fees, expenses or taxes.

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	One Year (January 1, 2005 to December 31, 2005)	Five Years (January 1, 2001 to December 31, 2005)	Since Inception to December 31, 2005
INTERNATIONAL EQUITY FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	14.23%	3.80%	6.94%
Return After Taxes on Distributions	14.10%	3.53%	6.13%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	3.18%	5.71%
MSCI EAFE® Index	13.54%	4.60%	5.74%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	14.78%	4.56%	6.41%
Return After Taxes on Distributions	13.16%	3.68%	5.45%
Return After Taxes on Distributions and Sale of Fund Shares	11.35%	3.58%	5.14%
MSCI EAFE® Index	13.54%	4.60%	4.26%

GROWTH EQUITY FUND

Retail Fund (Growth Equity Fund)
Inception Date: September 2, 1997
Return Before Taxes	5.24%	–5.10%	2.21%
Return After Taxes on Distributions	5.17%	–5.22%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	3.49%	–4.30%	1.80%
Russell 1000® Growth Index	5.26%	–3.58%	2.92%

GROWTH & INCOME FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	6.26%	–0.69%	5.60%
Return After Taxes on Distributions	6.07%	–0.95%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	4.31%	–0.69%	4.62%
S&P 500® Index	4.91%	0.54%	5.61%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	6.35%	–0.45%	–0.40%
Return After Taxes on Distributions	4.09%	–1.14%	–1.09%
Return After Taxes on Distributions and Sale of Fund Shares	7.17%	–1.09%	–0.51%
S&P 500® Index	4.91%	0.54%	0.09%

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	One Year (January 1, 2005 to December 31, 2005)	Five Years (January 1, 2001 to December 31, 2005)	Since Inception to December 31, 2005
EQUITY INDEX FUNDS

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	5.84%	1.39%	–0.88%
Return After Taxes on Distributions	5.61%	0.95%	–1.29%
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	1.01%	–0.92%
Russell 3000® Index	6.12%	1.58%	–0.76%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	6.05%	1.50%	1.14%
Return After Taxes on Distributions	4.76%	0.93%	0.55%
Return After Taxes on Distributions and Sale of Fund Shares	5.68%	1.15%	0.78%
Russell 3000® Index	6.12%	1.58%	1.28%

SOCIAL CHOICE EQUITY FUNDS

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	6.52%	1.48%	–0.44%
Return After Taxes on Distributions	6.32%	1.18%	–0.76%
Return After Taxes on Distributions and Sale of Fund Shares	4.50%	1.13%	–0.52%
Russell 3000® Index	6.12%	1.58%	–0.76%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	6.67%	1.64%	1.17%
Return After Taxes on Distributions	6.46%	1.30%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	4.63%	1.25%	0.75%
Russell 3000® Index	6.12%	1.58%	1.28%

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	One Year (January 1, 2005 to December 31, 2005)	Five Years (January 1, 2001 to December 31, 2005)	Since Inception to December 31, 2005
MANAGED ALLOCATION FUND

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	5.24%	2.78%	6.26%
Return After Taxes on Distributions	4.29%	1.46%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.53%	1.62%	4.49%
MSCI EAFE® Index	13.54%	4.60%	5.74%
Russell 3000® Index	6.12%	1.58%	5.99%
Lehman Brothers US Aggregate Index	5.29%	2.93%	5.41%
Composite Index (12% MSCI EAFE® Index, 48% Russell 3000® Index and 40% Lehman Brothers US Aggregate Index)	5.68%	4.18%	6.77%

BOND PLUS FUND

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	2.42%	5.90%	6.39%
Return After Taxes on Distributions	0.89%	3.80%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.58%	3.80%	4.03%
Lehman Brothers U.S. Aggregate Index	2.43%	5.87%	6.35%

SHORT-TERM BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	1.47%	4.67%	5.42%
Return After Taxes on Distributions	0.22%	3.04%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	0.95%	3.03%	3.55%
Lehman Brothers U.S. Government/Credit (1–5 Year) Index	1.44%	4.71%	5.40%

HIGH-YIELD BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	2.72%	7.80%	7.35%
Return After Taxes on Distributions	0.20%	4.59%	4.04%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.67%	4.20%
Merrill Lynch BB/B Cash Pay Issuer Constrained Index	3.41%	8.56%	7.28%

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	One Year (January 1, 2005 to December 31, 2005)	Five Years (January 1, 2001 to December 31, 2005)	Since Inception to December 31, 2005
TAX-EXEMPT BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	2.12%	5.61%	6.22%
Return After Taxes on Distributions	2.04%	5.31%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	2.72%	5.25%	5.82%
Lehman Brothers 10-Year Municipal Bond Index	2.74%	5.44%	6.16%

MONEY MARKET FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	3.02%	2.15%	3.52%
iMoneyNet Money Fund Report AveragesTM — All Taxable	2.66%	1.81%	3.16%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	3.22%	2.28%	3.15%
iMoneyNet Money Fund Report AveragesTM — All Taxable	2.66%	1.81%	2.67%

For the most current 7-day yield of the Money Market Fund or the Institutional Money Market Fund, please call us at (800) 897-9069.

Are there differences in the oversight and organization of the Retail Funds and TIAA-CREF Funds?

Boards of Trustees.  The members of the Boards of Trustees of the Retail and Institutional Trusts are identical. The Retail and Institutional Trust Boards have the same Committee structure and generally hold concurrent meetings. Therefore, there is no expectation of a difference in the scope or level of Board oversight between the Retail and Institutional Trusts

Organization. Both the Retail and TIAA-CREF Funds are organized as Delaware statutory trusts. As Delaware statutory trusts, their operations are governed by their respective Declarations of Trusts.

The Retail Trust currently offers eleven (11) diversified portfolios, each with only one class of shares. Shares of the Funds generally are offered directly to the investing public.

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Institutional Trust currently offers twenty-nine (29) diversified portfolios that offer up to three classes of shares:

•	Retail Class shares, which are offered directly to the investing public.

•	Institutional Class shares, which are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF, or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement to purchase shares of the Funds with a TIAA-CREF intermediary, other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time. Under certain circumstances, this class may be offered through accounts established by employers, through TIAA-CREF, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as Individual Retirement Accounts (“IRAs”).

•	Retirement Class shares, which are offered exclusively through accounts established by employees in connection with certain employee benefit plans, or through certain custody accounts established by individuals as IRAs. No Retail Fund shareholder will receive Retirement Class shares as part of a Reorganization.

In addition, the Institutional Trust offers seven diversified portfolios structured as “funds of funds” known as the Lifecycle Funds, which invest in Institutional Class shares of other TIAA-CREF Funds. The Lifecycle Funds have two classes of shares, Institutional and Retirement, which generally are offered to the same types of investors as noted above for Institutional and Retirement Class shares of the other portfolios of the Institutional Trust.

Will any other service providers to the Retail or TIAA-CREF Funds change after the Reorganizations?

The Retail and TIAA-CREF Funds currently have the same service providers, each of which is expected to continue in its current role after the Reorganizations. These service providers are noted below:

•	Distributor. Shares of the Retail and TIAA-CREF Funds are distributed by TPIS, 730 Third Avenue, New York, NY 10017-3206. TPIS is a broker-dealer and a member of the National Association of Securities Dealers, Inc. TPIS is a wholly-owned subsidiary of TIAA-CREF Enterprises, Inc., which is a wholly owned subsidiary of TIAA.

•	Custodian. JP Morgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, acts as custodian for the Retail and TIAA-CREF Funds.

•	Transfer and Dividend-Paying Agent. Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, serves as the transfer and dividend-paying agent for the Retail and TIAA-CREF Funds.

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•	Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for both the Retail and TIAA-CREF Funds and has audited the Funds’ financials for their 2005 fiscal years. For prior fiscal periods, the Retail and TIAA-CREF Funds had a different independent registered public accounting firm, which audited their financials during those prior periods.

How do I purchase, redeem or exchange shares Retail Class shares of the TIAA-CREF Funds and will it be different than for Retail Fund shares?

Shares of the Retail Funds and the Retail Class of the TIAA-CREF Funds generally are purchased, redeemed and exchanged in the same manner.

Purchases of Shares.  Shares of the Retail Funds and Retail Class shares of the TIAA-CREF Funds may be purchased for the following accounts: (1) individual and joint accounts, including Transfer on Death Accounts; (2) trust accounts (other than foreign trust accounts), (3) accounts for a minor child under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA), (4) traditional IRAs and Roth IRAs, (5) Coverdell Education Savings Accounts (formerly, Education IRAs), and (6) corporate/institutional Accounts. Accounts may be opened on-line, by mail or by wire. Retail Class shares of the TIAA-CREF Funds may also be purchased by affiliated investment companies. The minimum initial investment for Traditional IRA, Roth IRA and Coverdell Accounts is $2,000 per Fund account. The minimum initial investment for all other accounts is $2,500 per Fund account. Initial investments made via the Automatic Investment Plan option require an initial investment of at least $50 per Fund account ($100 for TIAA-CREF Funds’ Retail Class). The minimum subsequent investment per Fund for all account types, as well as subsequent investments made via the Automatic Investment Plan, is $50 ($100 for TIAA-CREF Funds’ Retail Class). Additional shares may be purchased by mail, by Automatic Investment Plan, by telephone, over the internet or by wire. In addition, each reserves the right to redeem shares in any account if the value of that account drops below $1,500 either through redemption activity or declines in a Fund’s market value (shareholders are allowed at least 60 days, after written notice, to make an additional investment to bring the account value up to at least the specified minimum before the redemption is processed). Additionally, each reserves the right to reject any exchange request that is regarded as disruptive to a Fund’s efficient portfolio management.

Redemptions of Shares.  Shares of the Retail Funds and Retail Class shares of the TIAA-CREF Funds may be redeemed (sold) at any time. Shares may be redeemed by mail, telephone or by systematic redemption plan. In addition, shareholders of the Funds who have elected the Money Market Fund’s check writing privilege may make redemptions from the Money Market Fund by check. Redemptions of shares must be for at least $250 or the balance of an investment in a Fund, if less.

Exchanges of Shares.  Retail Class shares of the TIAA-CREF Funds currently are accorded the following exchange privileges: (1) exchange of Retail Class shares of a

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TIAA-CREF Fund for Retail Class shares of another TIAA-CREF Fund; (2) exchange of Retail Class shares of a TIAA-CREF Fund for shares of a Retail Fund; and (3) exchange of shares of a Retail Fund for Retail Class shares of a TIAA-CREF Fund. If the Reorganizations are consummated, TIAA-CREF Fund Retail Class shareholders will no longer be able to make exchanges to and from the Retail Funds. For any account, an exchange to a Fund in which an investor already owns shares must be at least $50, and an exchange to a new fund account must meet the account minimums specified for that particular account. Exchanges may be made by mail, by telephone, over the internet, or by systematic exchange. The TIAA-CREF Funds reserve the right to suspend an investor’s exchange privilege if the investor has made more than 12 exchanges within a 12-month period for Retail Class shares of any TIAA-CREF Fund except the International Equity Fund and the High-Yield Fund II and the High-Yield Bond Fund of the TIAA-CREF Mutual Funds. With respect to the International Equity Fund, High-Yield Fund II and the High-Yield Bond Fund, the TIAA-CREF Funds reserve the right to suspend an investor’s exchange privilege if the investor has made more than six (6) exchanges within a 12-month period. In addition, the TIAA-CREF Funds reserve the right to reject any exchange request that is regarded as disruptive to a TIAA-CREF Fund’s efficient portfolio management.

The exchange privileges of the Retail Funds are the same as for the Retail Class shares of the TIAA-CREF Funds, except that exchanges of shares of the Retail Funds are limited to shares of other Retail Funds.

For more information on the purchase, redemption or exchange of Retail Class shares of the TIAA-CREF Funds, please see the Appendix.

How do I purchase, redeem or exchange shares of the Institutional Class of the TIAA-CREF Funds?

The following descriptions are for those Retail Funds shareholders who, upon the Reorganizations, would receive Institutional Class shares of the TIAA-CREF Funds.

Purchases of Shares.  In contrast to the Retail Class, the Institutional Class shares of the TIAA-CREF Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”), such as TIAA-CREF Trust Company, FSB (the “Trust Company”), or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time (collectively, such persons eligible to purchase Institutional Class shares are referred to as “Eligible Investors”). Under certain circumstances, this class may be offered through accounts established by employers, through TIAA-CREF, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. There is no minimum

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investment requirement for Eligible Investors. Institutional Class shares may be purchased via wire or through the Trust Company. In addition, the Advisor, at its sole discretion, may permit an Eligible Investor to purchase Institutional Class shares with investment securities instead of cash in certain circumstances. The TIAA-CREF Funds reserve the right to reject any exchange request that is regarded as disruptive to a Fund’s efficient portfolio management.

Redemption of Shares.  Institutional Class shares of the TIAA-CREF Funds may be redeemed (sold) at any time. Institutional Class shares purchased through an Eligible Investor, including the Trust Company, may be subject to certain redemption requirements or restrictions. Eligible Investors making large redemptions that exceed the lesser of $250,000 or 1% of a TIAA-CREF Fund’s assets during any 90-day period may, at the TIAA-CREF Fund’s sole discretion, be required to receive a distribution in-kind upon redemption whereby the Eligible Investor receives portfolio securities instead of cash.

Exchanges of Shares.  Eligible Investors may exchange Institutional Class shares of the TIAA-CREF Funds for Institutional Class shares of any other TIAA-CREF Fund. Eligible Investors may make an exchange by telephone or through the Trust Company. The TIAA-CREF Funds reserve the right to reject any exchange request that is regarded as disruptive to a Fund’s efficient portfolio management, and to modify, suspend or terminate the exchange privilege at any time for any shareholder or class of shareholders.

For more information on the purchase, redemption or exchange of Institutional Class shares of the TIAA-CREF Funds, please see the Appendix.

How do the dividend and distribution policies of the Retail and TIAA-CREF Funds compare?

Each Retail and TIAA-CREF Fund declares and pays dividends from net investment income and realized net capital gains (if any) at least annually. With respect to dividends and capital gains distributions, shareholders of the Retail and TIAA-CREF Funds may elect from among the following distribution options: (1) automatic reinvestment of dividend and capital gain distributions in additional shares of the Fund; (2) automatic reinvestment of dividend and capital gain distributions in additional shares another Fund in which you already hold shares; (3) automatic reinvestment of long-term capital gain distributions, and receipt of a check for each dividend and short-term capital gain distribution; (4) automatic reinvestment of dividend and short-term capital gain distributions, and receipt of a check for each long-term capital gain distributions; and (5) receipt of a check for each dividend and capital gain distribution. For more information on the dividend and distribution policies of the TIAA-CREF Funds, please see the Appendix.

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COMPARISON OF RISK FACTORS

What are the risks of investing in the TIAA-CREF Funds? How do the risks of investing in the TIAA-CREF Funds compare with those of the Retail Funds?

Because each Retail Fund’s respective investment objective, principal investment strategies and portfolios are very similar, and in some cases identical, to those of its corresponding TIAA-CREF Fund, an investment in the corresponding TIAA-CREF Fund is subject to similar risks as an investment in the Retail Fund. As a result, the Reorganizations are not expected to expose shareholders to any additional principal risks.

Of course, you can lose money by investing in any of the TIAA-CREF Funds, or the TIAA-CREF Funds could underperform other investments. An investment in the TIAA-CREF Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In particular, the Retail and TIAA-CREF Funds are subject to the following general risks:

Market Risk.  The risk that the price of equity securities may decline in response to general market and economic conditions or events. Accordingly, the value of the equity securities that a TIAA-CREF Fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock’s price. This is known as market risk. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and therefore trends often vary from country to country and region to region.

Company Risk (often called Financial Risk).  The risk that the earnings prospects and overall financial position of companies held in the Funds’ portfolios will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Foreign Investment Risk.  The risks of investing in securities of foreign issuers, securities or contracts traded on foreign exchanges or in foreign markets, or securities or contracts payable in foreign currency. Investing in foreign investments entails risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to

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use foreign laws and courts to enforce financial or legal obligations. The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile and difficult to establish. In addition, foreign investors such as a TIAA-CREF Fund are subject to a variety of special restrictions in many countries.

The Growth Equity Fund, Large-Cap Growth Fund, and Growth & Income Funds are subject to:

Style Risk.  Funds that use an investing style entail the risk that equity securities representing the style may be out of favor in the marketplace for various periods of time. When this occurs, investors holding such securities, such as the Growth & Income Funds and Growth Equity Funds, may experience significant declines in the value of their portfolios. Style risk, therefore, is the risk that a Fund’s investing style falls out of favor with investors for a period of time.

Growth Investing Risk.  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

The Equity Index Funds and Social Choice Equity Funds are subject to:

Index Risk.  This is the risk that a Fund’s performance will not match its index for any period of time. Although the Equity Index Funds and Social Choice Equity Funds attempt to closely track the investment performance of its respective index, these Funds may not duplicate the exact composition of its index. In addition, unlike a Fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of these Funds to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of these Funds can guarantee that its performance will match its index for any period of time.

For any fixed-income investments, the Retail and TIAA-CREF Funds are subject to the following additional risks:

Interest Rate Risk (a type of Market Risk).  The risk that the value or yield of fixed-income securities may decline if interest rates change. In general, when prevailing interest rates decline, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to increase. Conversely, when prevailing interest rates increase, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to decline. Depending on the timing of the purchase of a fixed-income security and the price paid for it, changes in prevailing interest rates may increase or decrease the security’s yield.

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Credit Risk (a type of Company Risk).  The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due. Credit risk relates to the ability of an issuer of a fixed-income security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing a Fund to lose its investment in the security.

Income Volatility Risk.  Income volatility risk refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is the risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

Prepayment and Extension Risk.  The risk of a decline in value arising from changes in duration for certain fixed-income securities that allow for prepayment or extension. Prepayment risk and extension risk are normally present in adjustable-rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). If interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment generally increases. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment generally decreases. In either case, a change in the prepayment rate and the resulting change in duration of fixed-income securities held by a Fund can result in losses to investors in the fund.

INFORMATION ABOUT THE REORGANIZATIONS

What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations?

The Advisor has proposed the Reorganizations as part of TIAA-CREF’s current efforts to consolidate and streamline operations by offering a single mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. In submitting this proposal to the Board of the Retail Funds for its review and approval, the Advisor explained that it has been incurring substantial losses on its mutual fund business since the Retail Funds were launched in 1997. Although the proposed Reorganizations would result in higher levels of total expenses for Retail Fund shareholders, the Advisor noted that the pricing structure of the TIAA-CREF Funds is designed so that their expense ratios are competitive with the lower-priced offerings in the industry. In this regard, the Advisor maintained that TIAA-CREF remains committed to being a low-cost, high-value mutual fund provider.

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General discussions between the Board and the Advisor regarding the Advisor’s recommendation to combine the Funds began in December 2004 and continued at meetings held on May 17, 2005, and July 19, 2005.* After careful consideration, the Board made its ultimate decision to approve the Reorganizations and present them to shareholders for their approval at a meeting held on February 14, 2006. During this process, the Trustees, who were advised by independent counsel, deliberated over the Advisor’s comprehensive plan to restructure the Funds and their pricing to help ensure that the Advisor could continue to manage them. At the meeting held on February 14, 2006, the Board of Trustees of the Retail Funds considered and approved the Plan and each Reorganization. Likewise, the Institutional Trust Board of Trustees considered and approved the Plan and each Reorganization at a meeting held on February 14, 2006.

At these meetings, the Advisor explained that among the factors contributing to its substantial losses with respect to its mutual funds business was the fact that the investment management agreement between the Advisor and the Retail Funds bundled all of the services and expenses associated with operating the Retail Funds under one agreement for a single set fee (the “unitary fee”) charged by the Advisor. This unitary fee did not in fact cover the actual expenses incurred by the Advisor to manage and operate the Retail Funds. This was exacerbated by the fact that with its low investment minimums, the Retail Funds attracted many small shareholder accounts, leading to increased transfer agency and other administrative costs, which were then also borne by the Advisor. The Advisor noted that generally, mutual funds sold to retail investors do not operate under a unitary fee basis. Instead, mutual funds generally operate under an unbundled, non-unitary fee structure whereby the funds pay a management fee to their respective advisers for management services and the funds separately bear all non-management related fees and expenses such as transfer agency and other administrative costs (i.e., the adviser is not contractually obligated to bear the fees and expenses associated with such non-management services).

Due to the inflexibility of a unitary fee, the Advisor introduced new funds in 1999 through a new fund family, the TIAA-CREF Funds, which has an unbundled, non-unitary fee structure. Many of the TIAA-CREF Fund investment objectives and strategies were very similar, and in some cases identical, to those of the Retail Funds, although their fee structure was different. Even with this unbundled structure, the Advisor asserted that it continued to incur losses on the TIAA-CREF Funds as well, and therefore recently sought and obtained Institutional Trust Board and shareholder approval to amend the investment management agreement to increase the management fees on the actively-managed TIAA-CREF Funds, add a 12b-1 distribution plan on Retail Class shares to finance distribution and reallocate the responsibility for payment of most “other expenses” from the Advisor to the Funds.

*	Note that Eugene Flood, Jr., Howell E. Jackson, and James M. Poterba, who are currently Trustees of both the Retail and TIAA-CREF Funds, did not become members of these Boards until August 31, 2005 (in the case of Messrs. Flood and Jackson) and April 3, 2006 (in the case of Mr. Poterba).

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Given the similar ongoing losses to the Advisor in managing the Retail Funds, as a secondary step, the Advisor proposed to the Retail and TIAA-CREF Fund Boards that the Retail Funds be reorganized into their counterpart TIAA-CREF Funds so that, in effect, the pricing structure of these publicly-offered TIAA-CREF mutual funds could be standardized and set at a level that was reasonable and sustainable. At this time, the Advisor also indicated that if the Reorganizations were not approved, it would need to consider alternative measures, including likely recommending that the Retail Funds be closed to new investments and/or liquidated.

Given these circumstances, the Retail Fund Board considered the Advisor’s assertion that the Reorganizations would allow it to:

•	Ensure that the combined Funds remain fairly and competitively priced for shareholders while enabling the Advisor to provide the same level of service to shareholders;

•	Maintain overall fees at a level that keeps the combined Funds competitive with the lower-priced offerings in the industry, while reflecting the Advisor’s costs associated with operating the Funds;

•	Provide continuity of investment management, since both the Retail and TIAA-CREF Funds are managed by the same adviser and portfolio managers;

•	Enable shareholders to benefit over the long term from economies of scale that are expected to result from the growth in assets of the combined TIAA-CREF Fund;

•	Allow for the exchange of Fund shares through a process that is intended to qualify as a tax-free event for shareholders for federal income tax purposes;

•	Reduce potential investor confusion and eliminate redundancies that currently exist because of TIAA-CREF’s multiple offerings of similar funds; and

•	Offer a more comprehensive and streamlined Fund family after the Reorganizations, which will increase opportunities for TIAA-CREF Fund growth.

The Retail Fund Board considered a variety of potential alternatives to the Reorganizations that the Advisor might recommend, including: (1) keeping the Retail Funds as a stand-alone fund family while seeking shareholder approval to modify and increase their fee structure; (2) closing the Retail Funds to new investments and creating new higher-priced funds; or (3) simply liquidating some or all of the Retail Funds. With respect to merely unbundling and increasing the Retail Funds’ fees, the Board considered that this option would not eliminate the overlapping investment mandates in TIAA-CREF’s fund offerings that have led to investor confusion and it would not promote the same potential economies of scale as the Reorganizations. With regard to closing the Retail Funds to new investments, the Board considered that this would likely result over time in greatly increasing losses for the Advisor

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as assets gradually declined. Finally, the Board noted that liquidating the Retail Funds would force potentially adverse tax consequences on Retail Fund shareholders.

Over its months of discussions, the Retail Fund Board also reviewed comprehensive information provided by the Advisor relating to the nature, extent and quality of the services it provides to the Retail and TIAA-CREF Funds. In particular, the Board reviewed a detailed independent analysis of the comparative expenses and performance data for each of the Retail and TIAA-CREF Funds, prepared by Lipper, Inc., a Reuters company that is an independent provider of investment company data (“Lipper”). In addition, the Retail Board received financial information about the Advisor and its affiliated companies, including an analysis of the profitability of the Advisor’s operations, and the effect of the proposed Reorganizations on the Advisor’s short- and long-term financial condition. The Board considered that the Advisor was losing money managing the Retail Funds under their unitary fee structure. The Board determined that if the Reorganizations were effected the Advisor would be able to operate the combined Funds at profit margins that would be fair and reasonable given the combined Funds’ projected expenses. As part of this analysis, the Board considered that it would be able to review the profitability levels of the Advisor annually during its yearly review of the combined Funds’ management arrangements to ensure that the Advisor’s fees remained fair and reasonable and that its profits for managing the combined Funds were not excessive.

As one of the most significant differences between the Retail and TIAA-CREF Funds is the pricing structure, the differences in expense arrangements were a focal point for Board consideration. In particular, the Retail Fund Board of Trustees reviewed and discussed the current investment management arrangements of the TIAA-CREF Funds and compared and contrasted them to the Advisor’s existing management arrangements with the Retail Funds. The Board of Trustees examined those arrangements with respect to the allocation of various types of expenses, the levels of expenses, and resulting total expense ratios and compared these to the anticipated levels and types of expenses and the anticipated total expense ratios of the TIAA-CREF Funds in the event the Reorganizations occur. The Board also compared the current expenses of the Retail Funds and the pro forma expenses of the combined Funds to the expenses of peer mutual funds that were compiled by Lipper. The Board considered that the majority of the combined Funds would be subject to a breakpoint schedule on investment management fees. The Board ultimately determined that this modest breakpoint schedule might eventually allow some of the savings gained from the economies of scale inherent in the combinations to be passed on to shareholders of the combined Funds.

The Retail Board also considered the performance of the Retail and TIAA-CREF Funds over the one-year, three-year, five-year (as applicable), and since inception periods and compared it to the performance of the Funds’ benchmarks and peer mutual funds as prepared by Lipper. In looking at these data, the Retail Board noted the Advisor’s observation that the performance of the corresponding Retail and TIAA-CREF Funds

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was similar over comparable time periods (after taking in effect differences in expenses) as compared to their benchmarks and other peer mutual funds.

Additionally, with respect to the TIAA-CREF Funds’ distribution arrangements, the Retail Fund Board reviewed the Distribution Plan adopted under Rule 12b-1 for the Retail Class of the TIAA-CREF Funds. Under the Distribution Plan, the Retail Class would be able to pay for distribution directly, which could help to increase the overall assets of the TIAA-CREF Funds, thereby decreasing expenses. The Board reviewed the terms of the Distribution Plan and compared its structure and fees to those of other peer mutual funds as compiled by Lipper.

The Retail Fund Board considered that if the Reorganizations were effected, the majority of existing Retail Fund shareholders would experience higher total expenses stemming from higher fund operating fees and expenses and the addition of Distribution Plan fees for the Retail Class. The Board also considered the TIAA-CREF Funds’ attempts to mitigate such expenses, such as the Advisor’s contractual waivers of certain expenses through at least September 30, 2007 (or April 30, 2010 in the case of the Institutional Equity Index Fund). These waivers included a complete waiver of the Distribution Plan’s fees until that time and significant waivers of the management fees of Large-Cap Growth Fund and Growth & Income Fund due to the underperformance of their portfolio management teams. The Board also noted that even with the TIAA-CREF Funds’ higher fees, their total annual operating expenses are still competitive with the lower-cost offerings in the industry. Finally, the Board considered that the combination of the Retail and TIAA-CREF Funds could create economies of scale that would lower Fund expenses and that their multi-class structure and Retail Class distribution plan would better position the TIAA-CREF Funds for future asset growth.

The Retail Fund Board also considered that the Retail Funds and TIAA-CREF Funds have substantially similar attributes and operations. The Advisor presented information to the Board confirming that each Retail Fund and corresponding existing TIAA-CREF Fund have substantially similar, if not identical, investment objectives, policies, restrictions, risks and portfolio composition. In addition, they have the same portfolio management teams and service providers. The Board also considered that where TIAA-CREF Funds were created to accept the merging Retail Funds’ assets, these new funds were established as virtual clones of the original Retail Funds. The Board noted that the investment and operational similarities of the Retail and TIAA-CREF Funds have led corresponding Funds to have comparable performance over similar timeframes. Based on these shared characteristics, the Board also considered that the investment goals and allocations of Retail Fund shareholders would not be disrupted by the Reorganizations. Additionally, the Board noted that merging similar Funds would lessen investor and marketplace confusion about TIAA-CREF’s fund offerings, possibly leading to increased assets in the surviving TIAA-CREF Funds.

The Retail Fund Board also reviewed the terms of the Plan to ensure that they were beneficial for Retail Fund shareholders. The Board considered that:

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•	there would be no fees or charges imposed on Retail Fund shareholders in effecting the Reorganizations;

•	some Retail Fund shareholders would receive the lower-cost Institutional Class of the TIAA-CREF Funds if they meet the eligibility requirements for this class;

•	the Reorganizations are intended to qualify as tax-free events for Retail Fund shareholders for federal income tax purposes;

•	the Reorganizations are not projected to limit the use of any capital loss carryforwards of the Retail Funds;

•	all expenses of the Reorganizations, the proxy solicitation and the shareholder meeting would be paid by the Advisor and not be borne by the Retail or TIAA-CREF Funds; and

•	the Reorganizations would not result in a dilution in the interests of any Retail shareholder’s interests because Retail Fund shareholders would receive TIAA-CREF Fund shares with the same aggregate value as their Retail Fund shares based upon each Fund’s net asset value.

Based on the factors reviewed above, the Retail Fund Board of Trustees determined that each of the Reorganizations was in the best interests of the respective Retail Fund and the Retail Fund’s shareholders. At the same time, the Board also determined that the interests of existing shareholders of each Retail Fund would not be diluted as a result of its Reorganization. The Board also resolved to call meetings of the shareholders of the Retail Funds and recommend to shareholders that they vote to approve each Reorganization. Similarly, at the same February 14, 2006 meeting, the Board of Trustees of the TIAA-CREF Funds also determined that each of the Reorganizations was in the best interests of each TIAA-CREF Fund and its shareholders. At that meeting, the Board of Trustees of the TIAA-CREF Funds also concluded that the interests of the existing shareholders invested in each TIAA-CREF Fund will not be diluted as a result of its Reorganization.

What are the terms of the Plan?

The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Exhibit A to this Proxy Statement/Prospectus.

The Plan provides for: (1) the acquisition by each TIAA-CREF Fund on the Closing Date of all of the assets of the corresponding Retail Fund in exchange solely for TIAA-CREF Fund shares and the assumption by TIAA-CREF Fund of all of Retail Fund’s liabilities; and (2) the distribution of those TIAA-CREF Fund shares to the shareholders of Retail Fund.

The assets of each Retail Fund to be acquired by the corresponding TIAA-CREF Fund consist of all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and

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prepaid expenses shown as assets on Retail Fund’s books and all other property Retail Fund owns at the effective time of the Reorganization (“Effective Time”). Each TIAA-CREF Fund will assume all of the corresponding Retail Fund’s liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that Retail Fund will use its best efforts to discharge all of its known liabilities before the Effective Time. Each TIAA-CREF Fund will deliver its shares to the corresponding Retail Fund, which will distribute the shares to Retail Fund’s shareholders.

The value of each Retail Fund’s assets to be acquired by the corresponding TIAA-CREF Fund and the NAV per share of the Retail or Institutional Class shares of the TIAA-CREF Fund to be exchanged for those assets will be determined as of the close of regular trading on the NYSE on the Closing Date (“Valuation Time”), using the valuation procedures described in each Fund’s then-current Prospectuses and Statements of Additional Information. Each Retail Fund’s net value shall be the value of its assets to be acquired by the corresponding TIAA-CREF Fund, less the amount of liabilities, as of the Valuation Time.

On, or as soon as practicable after, the Closing Date, each Retail Fund will distribute the TIAA-CREF Fund shares it receives pro rata to its shareholders of record as of the Effective Time, so that each Retail Fund shareholder will receive a number of full and fractional TIAA-CREF Fund Retail or Institutional Class shares equal in aggregate value to the shareholder’s holdings in the Retail Fund. The shares will be distributed by opening accounts on the books of each TIAA-CREF Fund in the names of Retail Fund shareholders and by transferring to those accounts the shares previously credited to the account of Retail Fund on those books. Each Retail Fund will be terminated as soon as practicable after the share distribution.

Because TIAA-CREF Fund shares will be issued at NAV in exchange for the net assets of each Retail Fund, the aggregate value of TIAA-CREF Fund shares issued to Retail Fund shareholders will equal the aggregate value of Retail Fund shares. The NAV per share of the Retail or Institutional Class shares of each TIAA-CREF Fund will be unchanged by the Reorganization. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon the issuance of TIAA-CREF Fund shares in a name other than that of the registered Retail Fund shareholder will be paid by the person to whom the shares are to be issued as a condition of the transfer. Any reporting responsibility of a Retail Fund to a public authority will continue to be its responsibility until it is dissolved.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plan, some of which may be waived by either Fund. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the shareholder meeting that has a material adverse effect on the interests of shareholders of either Fund.

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What TIAA-CREF Fund shares will I receive under the Reorganizations?

Shareholders of each Retail Fund as of the Closing Date will receive full and/or fractional shares of the respective corresponding TIAA-CREF Fund in accordance with the procedures provided for in the Plan, as described above. The TIAA-CREF Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

Shareholders of the Retail Funds who are eligible to purchase Institutional Class shares of the TIAA-CREF Funds will receive Institutional Class shares of the respective TIAA-CREF Funds. Examples of the types of Retail Fund shareholders that are expected to receive Institutional Class shares of the TIAA-CREF Funds in the Reorganizations include, but are not limited to:

•	Shareholders who hold their shares through a trust company;

•	Shareholders who are registered investment companies;

•	Educations savings plans established under Section 529 of the Code; and

•	The Advisor and its affiliates who made investments in the Funds.

For a more detailed description of those shareholders that are eligible to purchase Institutional Class shares of the TIAA-CREF Funds, see “Your Investment in the TIAA-CREF Funds — Your Account: Buying, Selling or Exchanging Shares — Institutional Class Shares” in the attached Appendix. All other shareholders of the Retail Funds will receive Retail Class shares of the respective TIAA-CREF Funds.

What are the tax consequences of the Reorganizations?

The Reorganizations are intended to qualify for federal income tax purposes as tax- free reorganizations under Section 368(a)(1) of the Code. Accordingly, pursuant to this treatment, neither the Retail Funds nor their shareholders, nor the TIAA-CREF Funds nor their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Sutherland Asbill & Brennan LLP, to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Shareholders of the Retail Funds should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganizations.

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Immediately prior to the Reorganizations, each Retail Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Retail Fund’s investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganizations (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Retail Fund shareholders.

When mutual funds like the Retail Funds and the TIAA-CREF Funds are involved in tax-free reorganizations, and one or both of the funds have capital loss carryovers, there are several tax rules that may limit the ability of a combined fund to utilize all of the capital losses carryforwards of the smaller fund involved in the reorganization. The actual amount of carryforwards the Retail Funds or TIAA-CREF Funds may lose cannot be ascertained with certainty until the date of their Reorganizations. However, a preliminary analysis of the potential limitations as of March 31, 2006 has determined that the entire capital loss carryovers of each smaller Fund in each Reorganization should be able to be utilized by the end of the relevant carryover periods, assuming the relevant post-Reorganization TIAA-CREF Fund generates sufficient capital gain.

For more information on the TIAA-CREF Funds’ tax treatment, please see the section entitled “Taxes” in the Appendix.

What is the capitalization of each Retail Fund and its corresponding TIAA-CREF Fund (net assets, net asset value and shares outstanding)?

The following tables show the capitalization (net assets, net asset value and outstanding shares) of each Retail Fund and its corresponding TIAA-CREF Fund as of December 31, 2005. In addition, the tables show the capitalization of each TIAA-CREF Fund if the Reorganizations had been effected as of this same date (called “pro forma” in the chart) — i.e., what the net assets, net asset value per share and number of shares outstanding of the combined Fund will be.

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International Equity Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$421,431,309	$12.02	35,063,790
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	$659,537,323	$11.56	57,035,383
Retirement Class	$277,214,132	$11.87	23,349,533
All Classes combined	$936,751,455	N/A	80,384,916
Pro Forma Combined TIAA-CREF Fund
Retail Class	$295,844,779	$12.02	24,612,710
Institutional Class	$785,123,853	$11.56	67,484,392
Retirement Class	$277,214,132	$11.87	23,349,533
All Classes combined	$1,358,182,764	N/A	115,446,706

Growth Equity Fund and Institutional Large-Cap Growth Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$552,361,440	$9.61	57,503,285
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	N/A	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$435,260,814	$9.61	45,312,589
Institutional Class	$117,100,626	$9.61	12,190,696
Retirement Class	$0	N/A	0
All Classes combined	$552,361,440	N/A	57,503,285

Growth & Income Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$515,065,002	$12.81	40,206,203
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	$101,102,627	$8.07	12,528,049
Retirement Class	$66,568,494	$8.17	8,145,770
All Classes combined	$167,671,121	N/A	20,673,819
Pro Forma Combined TIAA-CREF Fund
Retail Class	$515,065,002	$12.81	40,206,203
Institutional Class	$101,102,627	$8.07	12,528,049
Retirement Class	$66,568,494	$8.17	8,145,770
All Classes combined	$682,736,123	N/A	60,880,022

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Equity Index Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$365,753,392	$8.96	40,820,859
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	$605,266,183	$9.35	64,732,436
Retirement Class	*	*	*
All Classes combined	$605,266,183	N/A	64,732,436
Pro Forma Combined TIAA-CREF Fund
Retail Class	$365,753,392	$8.96	40,820,859
Institutional Class	$605,266,183	$9.35	64,732,436
Retirement Class	$0	N/A	0
All Classes combined	$971,019,575	N/A	105,553,295

Social Choice Equity Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$158,920,864	$9.67	16,426,487
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	$120,414,575	$10.24	11,756,018
Retirement Class	$57,153,881	$10.37	5,512,632
All Classes combined	$177,568,456	N/A	17,268,650
Pro Forma Combined TIAA-CREF Fund
Retail Class	$144,617,986	$9.67	14,948,103
Institutional Class	$134,717,453	$10.17	13,234,402
Retirement Class	$57,153,881	$10.37	5,512,632
All Classes combined	$336,489,320	N/A	33,695,137

Managed Allocation Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$531,621,044	$11.37	46,772,766
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	N/A	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$531,621,044	$11.37	46,772,766
Institutional Class	$0	N/A	0
Retirement Class	$0	N/A	0
All Classes combined	$531,621,044	N/A	46,772,776

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Bond Plus Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$483,416,790	$10.13	47,731,942
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	N/A	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$293,433,992	$10.13	28,973,289
Institutional Class	$189,982,798	N/A	18,758,653
Retirement Class	$0	N/A	0
All Classes combined	$483,416,790	N/A	47,731,942

Short-Term Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$210,995,446	$10.33	20,422,186
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	N/A	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$112,882,564	$10.33	10,925,870
Institutional Class	98,112,882	$10.33	9,496,316
Retirement Class	0	N/A	0
All Classes combined	210,995,446	N/A	20,422,186

High-Yield Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$280,253,344	$9.07	30,905,457
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	N/A	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$149,375,032	$9.07	16,472,608
Institutional Class	$130,878,312	$9.07	14,432,848
Retirement Class	$0	N/A	0
All Classes combined	$280,253,344	N/A	30,905,456

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Tax-Exempt Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$200,454,542	$10.72	18,703,553
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	*	*	*
Retirement Class	*	*	*
All Classes combined	*	*	*
Pro Forma Combined TIAA-CREF Fund
Retail Class	$174,395,452	$10.72	16,272,092
Institutional Class	$26,059,090	$10.72	2,431,462
Retirement Class	$0	N/A	0
All Classes combined	$200,454,542	N/A	18,703,554

Money Market Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$629,027,644	$1.00	629,037,459
TIAA-CREF Fund
Retail Class	*	*	*
Institutional Class	$213,234,764	$1.00	213,233,226
Retirement Class	*	*	*
All Classes combined	$213,234,764	N/A	213,233,226
Pro Forma Combined TIAA-CREF Fund
Retail Class	$629,027,644	$1.00	629,037,459
Institutional Class	$213,234,764	$1.00	213,233,226
Retirement Class	*	*	*
All Classes combined	$842,262,408	N/A	842,270,685

*These Funds and/or classes were not operational on December 31, 2005.

COMPARATIVE FINANCIAL HIGHLIGHTS

Please see Exhibit D for financial highlights tables of the Retail and TIAA-CREF Funds, which are intended to help you understand and compare the financial performance of the Retail Funds and TIAA-CREF Funds.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
THAT YOU VOTE “FOR” EACH OF THE REORGANIZATIONS.

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VOTING INFORMATION

Shareholders of each Retail Fund will consider and vote only on whether the Reorganization should be approved for their particular Retail Fund.

How Do I Vote?

(1)	By marking, signing, and mailing the enclosed proxy card in the postage-paid envelope provided;

(2)	by logging on to the Internet site shown on your proxy card(s) and follow the on-screen instructions;

(3)	by dialing the toll free telephone number shown on your proxy card(s) and following the recorded instructions; and

(4)	by voting in person at the special meeting. You must complete a separate proxy form for each Retail Fund in which you own shares.

Can I Cancel or Change My Vote?

You may cancel or change your vote by simply voting again by: (1) executing and returning later-dated proxy forms; (2) voting over the telephone; (3) voting through the Internet; or (4) voting in person at the meeting. If you return the proxy form or vote by telephone or through the Internet, your vote must be received by 12:00 noon ET on August [  ], 2006. If you vote in person at the meeting, you may vote any time up until the voting results are announced.

How Does a Proxy Work?

When you vote by proxy, you are appointing the persons named on the proxy form as your agents to vote on your behalf at a meeting or any adjournments thereof. Unless you instruct them otherwise, they will vote FOR the approval of each Reorganization. Although we are unaware of any other matters to be presented at the meeting, if other matters are brought before the meeting or any adjournments thereof, the proxies will vote your shares using their own best judgment. All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the meeting, and are not revoked, will be voted at the meeting.

Who May Vote; How Many Votes Do I Get?

Shareholders of each of the Retail Funds as of May 18, 2006 (the “Record Date”) will be eligible to vote at the meeting (or any adjournments thereof). Each outstanding full share of a Retail Fund is entitled to one vote and each outstanding fractional share is entitled to a proportionate fractional share of one vote. Therefore, the number of votes you will have at

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the meeting will depend upon how many shares you own in the respective Retail Fund on the Record Date. All shareholders of record on the Record Date are entitled to vote.

Below is the number of shares of each Retail Fund as of the Record Date:

Retail Fund	Number of Shares as of Record Date
International Equity Fund	[ ]
Growth Equity Fund	[ ]
Growth & Income Fund	[ ]
Equity Index Fund	[ ]
Social Choice Equity Fund	[ ]
Managed Allocation Fund	[ ]
Bond Plus Fund	[ ]
Short-Term Bond Fund	[ ]
High-Yield Bond Fund	[ ]
Tax-Exempt Bond Fund	[ ]
Money Market Fund	[ ]

How Many Votes Must Be Present for a Quorum or to Pass a Vote?

In order to hold the meeting and vote on the items on the agenda, we will need to have a quorum of shareholders present (in person or by proxy) at the meeting. A quorum means 10% of the votes that are entitled to be cast. In determining whether a quorum has been reached, abstentions and broker non-votes are counted as being present at the meeting.

If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes to approve one or more of the proposed items is not received, or if other matters arise requiring shareholder attention, the persons named as proxies may propose and vote for one or more adjournments of the meeting in order to permit the solicitation of additional votes. Any of the proposals in this Proxy Statement/Prospectus may be voted on prior to any adjournment if sufficient votes have been received for a proposal and such vote is otherwise appropriate.

Each Reorganization must be approved by shareholders of each respective Retail Fund, and will require the affirmative vote of the lesser of either (1) more than 50% of the outstanding voting shares of the Retail Fund; or (2) 67% or more of the outstanding voting shares present (in person or by proxy) at the meeting, if more than 50% of the outstanding voting shares are present at the meeting in person or by proxy. Abstentions and broker non-votes will not count towards the number of votes in favor of a Reorganization, which means they will have the effect of a vote against this proposal.

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ADDITIONAL INFORMATION

Information About the Funds

For additional information about the TIAA-CREF Funds, please see the attached Appendix.

Information about the Retail Funds is incorporated by reference from the Prospectus and Statement of Additional Information of the Retail Funds, each dated May 1, 2006, as supplemented. For a free copy, please visit the TIAA-CREF Web site at www.tiaa-cref.org or use our on-line request form to request mailed versions. Alternatively, you can call (877) 518-9161 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request a free copy.

Beneficial Ownership

Except as set forth in Exhibit E and Exhibit F, as of April 30, 2006, the Retail and Institutional Trusts do not know of any person who owns beneficially or of record 5% or more of the outstanding shares of any class of any Retail or TIAA-CREF Fund, respectively. To the extent that any person owns more than 25% of a Retail or TIAA-CREF Fund’s shares, that person may be considered a “controlling person” of such Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other shareholders. As of that same date, except as set forth below: (1) the Trustees and officers of the Retail Trust, in the aggregate, owned less than 1% of any Retail Fund; and (2) the Trustees and officers of the Institutional Trust, in the aggregate, owned less than 1% of any class of any TIAA-CREF Fund.

Means of Soliciting Proxies

This proxy solicitation will be conducted mainly by mail, telephone, and the Internet, but it may also be by any other method of electronic communication or by personal interview. The Retail Funds have retained D. F. King & Co., Inc. of New York, NY (“DF King”) to assist in the solicitation of proxies. The costs of retaining DF King, which are anticipated to be $[       ], other expenses incurred in connection with the drafting, printing and mailing of this Proxy Statement/Prospectus, the solicitation of proxies and the holding of the special meeting, and the costs of effecting the Reorganizations and subsequently terminating the Retail Funds will be borne by the Advisor, and not by any of the Retail or TIAA-CREF Funds.

Proposals of Persons with Voting Rights

As a general matter, the Retail Trust does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of Retail Trust’s shareholders should send such proposals to the Trust’s Secretary. Proposals must be received a reasonable amount of time prior to any meeting

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to be included in the proxy materials. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Legal Matters

All matters of applicable state law pertaining to the Retail and Institutional Trusts have been passed upon by George W. Madison, Executive Vice President and General Counsel of the Retail and Institutional Trusts (and TIAA and CREF). Legal matters relating to the federal securities laws have been passed upon by Sutherland Asbill & Brennan LLP, Washington, DC.

The independent Trustees of the Retail Trust and the Institutional Trust are advised by their own independent legal counsel, Kirkpatrick & Lockhart Nicholson Graham LLP, Washington, DC.

Available Information

The Retail and TIAA-CREF Funds are each subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. In accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at: 100 F Street, NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: 3 World Financial Center, Room 4300, New York, NY 10281; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500 Denver, CO 80202-2656; and 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such materials also may be obtained from the Pubic Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

Annual Reports

If you would like a free copy of the Retail or TIAA-CREF Funds’ most recent semi-annual and annual reports, you can visit the TIAA-CREF web site at www.tiaa-cref.org or use our on-line request form to request mailed versions. Alternatively, you can call 1 877 518-9161 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request copies of these documents.

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [________], 2006 between TIAA-CREF Mutual Funds, a Delaware statutory trust (“Retail Trust”), on behalf of its segregated portfolios of assets (“series”) specified on Appendix A hereto (each a “Target Fund”), and TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust (“Institutional Trust”), on behalf of its corresponding series as specified on Appendix A hereto (each an “Acquiring Fund”).* (Target Fund and Acquiring Fund are sometimes herein referred to herein individually as a “Fund” and collectively as the “Funds,” and Retail Trust and Institutional Trust are sometimes referred to herein individually as an “Investment Company” and collectively as the “Investment Companies.”) All agreements, representations, actions and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken by Institutional Trust on behalf of Acquiring Fund and by Retail Trust on behalf of Target Fund.

The Investment Companies wish to effect a reorganization between each Target Fund and its counterpart Acquiring Fund as described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (the “Regulations”). Each reorganization will involve the transfer to Acquiring Fund of its counterpart Target Fund’s assets in exchange solely for voting shares of beneficial interest of Acquiring Fund, par value $0.0001 per share (“Acquiring Fund Shares”), and the assumption by Acquiring Fund of Target Fund’s liabilities, followed by the constructive distribution of the Acquiring Fund Shares pro rata to the holders of shares of beneficial interest in Target Fund (“Target Fund Shares”) in exchange therefore, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the “Reorganization.”

The Target Fund Shares (the “Target Fund Shares”) are comprised of one share class. The Acquiring Fund Shares are comprised of up to three share classes, designated as “Retail Class,” “Institutional Class,” and “Retirement Class” shares. Only Acquiring Fund’s Retail Class shares (“Retail Class Acquiring Fund Shares”) and Institutional Class shares (“Institutional Class Acquiring Fund Shares”) are involved in the Reorganization. Those Target Fund shareholders who meet the eligibility requirements to own Institutional Class Acquiring Fund Shares, as outlined in the Acquiring Funds’ currently effective Prospectuses, shall receive Institutional Class Acquiring Fund Shares in the

*	This Agreement is equally and independently effective with respect to each Target Fund and Acquiring Fund pair noted on Appendix A hereto, so that, in effect, this one Agreement shall operate as eleven separate Agreements each between one corresponding pair of Target and Acquiring Funds.

Reorganization. (The shares of such Target Fund shareholders who are eligible for Institutional Class Acquiring Fund Shares shall be referred to herein as “Institutional-Eligible Target Fund Shares.”) All other Target Fund shareholders shall receive Retail Class Acquiring Fund Shares in the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1.  Target Fund agrees to assign, sell, convey, transfer and deliver all of its assets described in paragraph 1.2 (the “Assets”) to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

(a)	to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place): (i) Institutional Class Acquiring Shares determined by dividing the net asset value (“NAV”) of the Target Fund (computed as set forth in paragraph 2.1) attributable to the Institutional-Eligible Target Fund Shares by the NAV per share of the Institutional Class Acquiring Fund Shares (computed as set forth in paragraph 2.2), and (ii) Retail Class Acquiring Fund Shares determined by dividing the NAV of the Target Fund (computed as set forth in paragraph 2.1) attributable to the Target Fund Shares not designated as Institutional-Eligible Target Fund Shares by the NAV per share of the Retail Class Acquiring Fund Shares (computed as set forth in paragraph 2.2), and

(b)	to assume all of Target Fund’s liabilities as described in paragraph 1.3 (the “Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.  The Assets shall include all cash, cash equivalents, securities, receivables (including securities, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund’s books, and other property owned by Target Fund at the Effective Date (as defined in paragraph 3.1).

1.3.  The Liabilities shall include all of Target Fund’s liabilities, debts, obligations and duties of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target Fund agrees to use its best efforts to discharge all of its known Liabilities before the Effective Time.

1.4.  At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its “investment company taxable income” (as defined in Section 852(b)(2) of the Code, but computed without regard to any deduction for dividends paid) and substantially all of its realized “net capital gain” (as defined in Section 1222(11) of the Code), if any, for the current taxable year through the Effective Time.

1.5.  At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund’s shareholders of record, determined as of the Effective Time (each, a “Shareholder” and collectively, the “Shareholders”), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Institutional Trust’s transfer agent opening accounts on Acquiring Fund’s share transfer books in the Shareholders’ names and transferring such Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (i.e., the account for a Shareholder of Institutional-Eligible Target Fund Shares shall be credited with the respective pro rata number of Institutional Class Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Target Fund Shares that are not designated as Institutional-Eligible Target Fund Shares shall be credited with the respective pro rata number of Retail Class Acquiring Fund Shares due that Shareholder). All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s share transfer books. Acquiring Fund shall not issue any certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6.  As soon as reasonably practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target Fund shall be terminated as a series of Retail Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7.  Any reporting responsibility of Target Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

1.8.  Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s books of the Target Fund Shares constructively exchanged therefore shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.	VALUATION

2.1.  For purposes of paragraph 1.1(a), Target Fund’s NAV shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in Target Fund’s then-current prospectus and statement of additional information (“SAI”), less (b) the amount of Liabilities as of the Valuation Time.

2.2.  For purposes of paragraph 1.1(a), the NAV per share of the Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund’s prospectus and SAI.

2.3.  All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Teachers Advisors, Inc. (“Teachers Advisors”).

3.	CLOSING AND EFFECTIVE TIME

3.1.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at Institutional Trust’s principal office on or about August 25, 2006, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree (the “Effective Time”). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the NAV of the Target Funds and the NAV per share of the Acquiring Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

3.2.  Retail Trust’s accounting and pricing agent shall deliver at Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Acquiring Fund, as reflected on Acquiring Fund’s books immediately following the Closing, does or will conform to such information on Target Fund’s books immediately before the Closing. Retail Trust’s custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.  Retail Trust shall deliver to Institutional Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Fund Shares owned by each such Shareholder, all as of the Effective Time, certified by Retail Trust’s Secretary or Assistant Secretary. Institutional Trust’s transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund’s share transfer books of accounts in the Shareholders’ names. Institutional Trust shall issue and deliver a confirmation to Retail Trust evidencing the Acquiring Fund Shares to be credited to Target Fund’s account on Acquiring Fund’s books. At the Closing, each party shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts or other documents the other party or its counsel reasonably requests.

3.4.  Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Target Fund represents and warrants as follows:

4.1.1.  Retail Trust is a statutory trust that is duly organized and validly existing under the laws of the State of Delaware; and a copy of its Amended and Restated Declaration of Trust is on file with the State of Delaware;

4.1.2.  Retail Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and such registration is in full force and effect;

4.1.3.  Target Fund is a duly established and designated series of Retail Trust;

4.1.4.  At the Closing, Target Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances (except securities that are subject to “securities loans” as referred to in Section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

4.1.5.  Target Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (“1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.6.  Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate Delaware law or any provision or Retail Trust’s Declaration of Trust or its By-Laws or of any agreement, instrument, lease or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Institutional Trust;

4.1.7.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund might have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

4.1.8.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or (to Retail Trust’s knowledge) threatened against Retail Trust with respect to Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; Retail Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9.  The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Board of Trustees of the Retail Trust (the “Retail Board”), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target Fund’s shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.1.10.  At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Target Fund’s shareholders;

4.1.11.  No governmental consents, approvals, authorizations or filings required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) or the 1940 Act for the execution and performance of this Agreement by the Retail Trust, except for (a) the filing with the Securities and Exchange Commission (“SEC”) of a registration statement by Institutional Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus/proxy statement (“Proxy Statement”), and (b) such consents, approvals, authorizations and filings as have been made or received or as may be required subsequent to the Effective Time;

4.1.12.  On the effective date of the Registration Statement, at the time of the Shareholders’ Meeting (as defined in paragraph 5.2) and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (b) insofar as it relates to the Retail Trust, the Target Fund or the Target Fund Shares, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Institutional Trust for use therein;

4.1.13.  The Liabilities were incurred by the Target Fund in the ordinary course of business; and there are no Liabilities other than Liabilities disclosed or provided for in the Retail Trust’s financial statements referred to in paragraph 4.1.19 and Liabilities incurred by the Target Fund in the ordinary course of business subsequent to [________], 2006, or otherwise disclosed to Institutional Trust, none of which has been materially adverse to the business, assets or results of Target Fund’s operations;

4.1.14.  Target Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”) for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earning and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.15.  Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

4.1.16.  Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items and U.S. governmental securities) is invested in the stock and securities, of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of ten or fewer issuers;

4.1.17.  During the five-year period ending at the Effective Time, (a) neither the Target Fund nor any person “related” (as defined in Section 1.368-1(e)(3) of the Regulations) to Target Fund will have acquired Target Fund Shares, except for shares redeemed in the ordinary course of Target Fund’s business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Fund Shares (other than normal, regular dividend distributions made pursuant to Target Fund’s historic dividend-paying practice), either directly or through any transaction, agreement or arrangement with any other person, except for dividends qualifying for the deduction for dividends paid (as defined in Section 561 of the Code) referred to in Sections 852(a)(1) and 4982(c)(1)(A) of the Code;

4.1.18.  Target Fund’s federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended December 31, 2005, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.1.19.  Retail Trust’s audited financial statements for the year ended December 31, 2005, to be delivered to the Institutional Trust, fairly represent the Target Fund’s financial position as of each date and the results of its operations and changes in its net assets for the periods then ended.

4.1.20.  Target Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the Reorganization.

4.1.21.  As of the Effective Time, the Target Fund will cease to be a going concern except for the completion of the transactions contemplated pursuant to this Agreement. Following the final liquidating distribution, the Target Fund will cease to be a going concern and will be terminated.

4.2.  Acquiring Fund represents and warrants as follows:

4.2.1.  Institutional Trust is a statutory trust that is duly organized and validly existing under the laws of the State of Delaware; and a copy of its Declaration of Trust is on file with the State of Delaware;

4.2.2.  Institutional Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

4.2.3.  Acquiring Fund is a duly established and designated series of Institutional Trust;

4.2.4.  No consideration other than Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.  The Acquiring Fund Shares to be issued and delivered to the Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefore exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

4.2.6.  Acquiring Fund’s current prospectuses and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.7.  Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Acquiring Fund’s Declaration of Trust or of any provision of any agreement, instrument, lease or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Retail Trust;

4.2.8.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or (to Institutional Trust’s knowledge) threatened against Institutional Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; Institutional Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9.  The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Board of Trustees of the Institutional Trust (the “Institutional Board” and, together with the Retail Board, the “Boards”), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.2.10.  No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act and the 1940 Act for the execution or performance of this Agreement by Institutional Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Institutional Trust’s registration statement on Form N-1A and (b) such consents, approvals, authorizations and filings as have been made or received or as may be required subsequent to the Effective Time;

4.2.11.  On the effective date of the Registration Statement, at the time of the Shareholders’ Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (b) insofar as it relates to the Institutional Trust, the Acquiring Fund or the Acquiring Fund Shares, not contain any untrue statement of a material fact or omit to state a material fact required to be state therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Retail Trust for use therein;

4.2.12.  Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

4.2.13.  Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor is there any plan or intention for Acquiring Fund or any person “related” (within the meaning of Section 1.368-1(e)(3) of the Regulations) to Acquiring Fund to acquire—during the five-year period beginning at the Effective Time, either directly or indirectly or through any transaction, agreement or arrangement with any other person—with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act;

4.2.14.  Following the Reorganization, Acquiring Fund (a) will continue Target Fund’s “historic business” (within the meaning of Section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target Fund’s “historic business assets” (within the meaning of Section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

4.2.15.  There is no plan or intention for the Acquiring Fund to be dissolved or merged into another corporation or statutory trust or any “fund” (within the meaning of Section 851(g)(2) of the Code) thereof following the Reorganization;

4.2.16.  Immediately after the Reorganization, (a) not more than 25% of the value of the Acquiring Fund’s total assets (excluding cash, cash items and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

4.2.17.  Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target Fund;

4.2.18.  During the five-year period ending at the Effective Time, neither the Acquiring Fund nor any person “related” (as defined in Section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Fund Shares;

4.2.19.  Acquiring Funds’ federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended September 30, 2005 have been timely filed and all taxes payable pursuant to such returns have been timely paid;

4.2.20.  Institutional Trust’s financial statements for the year ended September 30, 2005, to be delivered to Retail Trust, fairly represent the Acquiring Fund’s financial position as of each such date and the results of its operations and changes to its net assets for the periods then ended; and

4.2.21.  If the Reorganization is consummated, the Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

4.3.  Each Fund represents and warrants as follows:

4.3.1.  The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

4.3.2.  Its management (a) is unaware of any plan or intention of the Shareholders to redeem, sell or otherwise dispose of (i) any portion of their Target Fund Shares before the Reorganization to any person “related” (within the meaning of Section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund; (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of Acquiring Fund Shares as a series of an open-end investment company; (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis; and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

4.3.3.  Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization, to the extent that such expenses are charged by entities that are unaffiliated with the Advisor and its affiliates or the Retail or Institutional Trust’s service providers, including but not limited to charges by entities through which Shareholders hold their Shares;

4.3.4.  The fair market value of the Assets on a going concern basis will equal or exceed the amount of the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

4.3.5.  There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

4.3.6.  Pursuant to the Reorganization, Target Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target Fund immediately before the Reorganization. For the purposes of this representation, any amounts used by Target Fund to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by Section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

4.3.7.  None of the compensation received by any Shareholder who is an employee of or a service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.8.  Immediately after the Reorganization, the Shareholders will not own shares constituting “control” (within the meaning of Section 304(c) of the Code) of Acquiring Fund;

4.3.9.  Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”);

4.3.10.  The aggregate value of the acquisitions, redemptions, and distributions permitted by paragraphs 4.1.17, 4.2.13 and 4.2.18 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions and distributions) of the proprietary interest in Target Fund at the Effective Time;

4.3.11.  All Acquiring Fund Shares, regardless of class designation, issued to Target Fund Shareholders pursuant to the Reorganization will be voting shares;

4.3.12.  Each Fund is engaging in the transactions contemplated pursuant to the Reorganization for valid business reasons; and

4.3.13.  The transfer of assets by Target Fund to Acquiring Fund is not the result of a solicitation by a promoter, broker or investment house.

5.	COVENANTS

5.1.  Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

(a)	such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund’s normal business activities; and

(b)	each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that (1) Target Fund shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during such period without Acquiring Fund’s prior consent, and (2) if Target Fund’s shareholders approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Investment Companies shall coordinate the Funds’ respective portfolios so that the transfer of Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

5.2.  Target Fund covenants to call a shareholders’ meeting to consider and act on this Agreement and to take other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders’ Meeting”).

5.3.  Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

5.4.  Target Fund covenants that it will assist Institutional Trust in obtaining information Institutional Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

5.5.  Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Institutional Trust at the Closing.

5.6.  Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

5.7.  Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further actions, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession or all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.8.  Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

5.9.  Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper or advisable to consummate and effectuate the transactions contemplated hereby.

6.	CONDITIONS PRECEDENT

The obligations of the Retail Trust, on behalf of each Target Fund, and the obligations of the Institutional Trust, on behalf of each Acquiring Fund, shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time; (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time; and (c) the following further conditions being satisfied at or before the Effective Time.

6.1.  This Agreement and the transactions contemplated hereby shall have been duly approved by each Board and shall have been approved by Target Fund’s shareholders in accordance with applicable law.

6.2.  All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders and permits of federal, state and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation in all material respects of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

6.3.  At the Effective Time, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to retrain or prohibit, or to obtain damages or other relief in connection with, the transaction contemplated hereby.

6.4.  Retail Trust shall have received an opinion of Sutherland, Asbill & Brennan LLP (“Counsel”) substantially to the effect that:

6.4.1.  Acquiring Fund is a duly established series of Institutional Trust, a statutory trust duly organized and validly existing under the laws of the State of Delaware with power under its Declaration of Trust to own all of its properties and assets and, to Counsel’s knowledge, to carry on its business as presently conducted;

6.4.2.  This Agreement (a) has been duly authorized, executed and delivered by Institutional Trust on behalf of Acquiring Fund, and (b) assuming due authorization, execution and delivery of this Agreement to Retail Trust on behalf of Target Fund, is a valid and legally binding obligation of Institutional Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.4.3.  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Institutional Trust’s Declaration of Trust or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Institutional Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to Counsel’s knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Institutional Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Retail Trust;

6.4.4.  To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Institutional Trust on behalf of Acquiring Fund of the transaction contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws;

6.4.5.  Institutional Trust is registered with the SEC as an investment company, and to Counsel’s knowledge, no order has been issued or proceeding instituted to suspend such registration; and

6.4.6.  To Counsel’s knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding or investigation of or before any court or governmental body is pending or threatened as to Institutional Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund, and (b) Institutional Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Retail Trust.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word “knowledge” and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

In addition, such opinion: (1) shall state that while Counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Acquiring Funds with certain officers of the

Institutional Trust and that in the course of such review and discussion no facts came to the attention of such Counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Institutional Trust and the Acquiring Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (2) shall state that such Counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to the Institutional Trust and the Acquiring Funds contained or incorporated by reference in the Registration Statement; (3) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Retail Trust; and (4) shall state that such opinion is solely for the benefit of the Retail Trust, the Target Funds and their trustees and officers.

6.5.  Institutional Trust shall have received an opinion of Counsel substantially to the effect that:

6.5.1.  Target Fund is a duly established series of Retail Trust, a statutory trust duly organized and validly existing under the laws of the State of Delaware with power under its Amended and Restated Declaration of Trust to own all of its properties and assets and, to Counsel’s knowledge, to carry on its business as presently conducted;

6.5.2.  This Agreement (a) has been duly authorized, executed and delivered by Retail Trust on behalf of Target Fund, and (b) assuming due authorization, execution and delivery of this Agreement by Institutional Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Retail Trust with respect to Target Fund, enforceable in accordance with its terms, excepts as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.5.3.  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Retail Trust’s Amended and Restated Declaration of Trust or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Retail Trust (with respect to Target Fund) is a party or by which it is bound or (to Counsel’s knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Retail Trust (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Institutional Trust;

6.5.4.  To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Retail Trust on behalf of Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws;

6.5.5.  Retail Trust is registered with the SEC as an investment company, and to Counsel’s knowledge no order has been issued or proceeding instituted to suspend such registration; and

6.5.6.  To Counsel’s knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding or investigation of or before any court or governmental body is pending or threatened as to Retail Trust (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund, and (b) Retail Trust (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Target Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Institutional Trust.

In rendering such opinion, Counsel may (1) rely as to matters governed by the laws of the State of Delaware on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word ”knowledge” and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

In addition, such opinion: (1) shall state that while Counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Target Funds with certain officers of the Retail Trust and that in the course of such review and discussion no facts came to the attention of such Counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Retail Trust and the Target Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (2) shall state that such Counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to the Retail Trust and the Target Funds contained or incorporated by reference in the Registration Statement; (3) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Institutional Trust; and (4) shall state that such opinion is solely for the benefit of the Institutional Trust, the Target Funds and their trustees and officers.

6.6.  Each Investment Company shall have received an opinion of Counsel, addressed to and in the form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (the “Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

6.6.1.  Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities, followed by Target Fund’s distribution of those Shares pro rata to the Shareholders constructively in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Fund will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

6.6.2.  Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those Shares to the Shareholders in constructive exchange for their Target Fund Shares;

6.6.3.  Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

6.6.4.  Acquiring Fund’s basis in the Assets will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for the Assets will include Target Fund’s holding period therefor;

6.6.5.  A Shareholder will recognize no gain or loss on the constructive exchange of all of its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

6.6.6.  A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis for its Target Fund Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except the condition set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

7.	BROKERAGE FEES AND EXPENSES

7.1.  Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.  Except as otherwise provided herein, all the Reorganization expenses will be borne by Teachers Advisors or one of its affiliates.

8.	ENTIRE AGREEMENT; NO SURVIVAL

Neither party has made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.	TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund’s shareholders:

9.1.  By either Fund (a) in the event of the other Fund’s material breach of any representation, warranty or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligation has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before [December 31, 2006]; or

9.2.  By the parties’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the party of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.	AMENDMENT

This Agreement may be amended, modified or supplemented at any time, notwithstanding approval thereof by Target Fund’s shareholders, in any manner mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders’ interests.

11.	MISCELLANEOUS

11.1.  This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

11.2.  Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3.  The parties acknowledge that Retail Trust and Institutional Trust are statutory trusts. Notice is hereby given that this instrument is executed on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations hereunder are not binding on or enforceable against any of its trustees, officers or shareholders but are only binding on and enforceable against each Investment Company’s assets and property. Each Investment Company agrees that, in asserting any of its rights or claims under this Agreement, it shall look only to the respective Fund’s assets and property in settlement of such rights or claims and not to such trustees or shareholders.

11.4.  This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, the parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS,

on behalf of each of the Acquiring Funds listed on Appendix A

By:

Name:

Title:

TIAA-CREF MUTUAL FUNDS,

on behalf of each of the Target Funds listed on Appendix A

By:

Name:

Title:

APPENDIX A

TARGET FUND	CORRESPONDING ACQUIRING FUND
TIAA-CREF International Equity Fund	TIAA-CREF Institutional International Equity Fund
TIAA-CREF Growth Equity Fund	TIAA-CREF Institutional Large-Cap Growth Fund
TIAA-CREF Growth & Income Fund	TIAA-CREF Institutional Growth & Income Fund
TIAA-CREF Equity Index Fund	TIAA-CREF Institutional Equity Index Fund
TIAA-CREF Social Choice Equity Fund	TIAA-CREF Institutional Social Choice Equity Fund
TIAA-CREF Managed Allocation Fund	TIAA-CREF Institutional Managed Allocation Fund II
TIAA-CREF Bond Plus Fund	TIAA-CREF Institutional Bond Plus Fund II
TIAA-CREF Short-Term Bond Fund	TIAA-CREF Institutional Short-Term Bond Fund II
TIAA-CREF High-Yield Bond Fund	TIAA-CREF Institutional High-Yield Fund II
TIAA-CREF Tax-Exempt Bond Fund	TIAA-CREF Institutional Tax-Exempt Bond Fund II
TIAA-CREF Money Market Fund	TIAA-CREF Institutional Money Market Fund

EXHIBIT B

Portfolio Management Teams of the Retail Funds and TIAA-CREF Funds

The Retail and TIAA-CREF Funds each are managed by a team of portfolio managers, whose members are jointly responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund’s investments. Each Fund and its counterpart TIAA-CREF Fund is managed by the same team of fund managers. The following is a list of the current members of the management teams primarily responsible for managing each Fund’s investments, along with their relevant experience. Additional disclosure about the compensation structure of each Retail and TIAA-CREF Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of securities in the Retail and TIAA-CREF Funds they manage, is provided in the SAIs for the Retail and TIAA-CREF Funds.

With respect to TIAA-CREF Funds listed below with less than one year of operation, the years and months “on-team” that is listed reflects tenure with respect to the older Retail Fund.

International Equity Fund and Institutional International Equity Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Yumiko Miura Managing Director	Stock Selection — Asia/Pacific	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	10.4	20.10	3.10

Christopher F. Semenuk Managing Director	Stock Selection — Europe	Teachers Advisors, Inc., TIAA and its affiliates — 1993 to Present	12.9	18.9	8.8

Growth Equity Fund and Institutional Large-Cap Growth Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Susan Hirsch Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Jennison Associates — 2000 to 2005	0.7	30.10	0.7

Gregory B. Luttrell, CFA Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	15.3	20.9	3.4

Growth & Income Fund and Institutional Growth & Income Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Susan Kempler Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Citigroup Asset Management — 1997 to 2005	1.2	18.7	1.2

Equity Index Fund and Institutional Equity Index Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Phillip James (Jim) Campagna, CFA Associate	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Mellon Capital Management — 1997 to 2005	1.2	14.10	0.9

Anne Sapp, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Mellon Transition Management Services — 2001 to 2004, Mellon Capital Management — 1996 to 2000	1.10	19.3	1.8

Social Choice Equity Fund and Institutional Social Choice Equity Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Phillip James (Jim) Campagna, CFA Associate	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Mellon Capital Management — 1997 to 2005	1.2	14.10	0.9

Anne Sapp, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Mellon Transition Management Services — 2001 to 2004, Mellon Capital Management — 1996 to 2000	1.10	19.3	1.6

Managed Allocation Fund and Institutional Managed Allocation Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cunniff, CFA Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 2006 to Present, Morgan Stanley Investment Management — 2001 to 2006	0.2	13.10	0.0

Hans L. Erickson, CFA Managing Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 1996 to Present	10.1	17.9	0.0

Stephen MacDonald, CFA Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8.2	8.2	1.5

Pablo Mitchell Associate	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Thomson Vestek — 2002 to 2003	1.4	2.10	0.0

Bond Plus Fund and Institutional Bond Plus Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cerra, CFA Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1985 to Present	21.1	21.1	2.8

Richard W. Cheng Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	8.9	15.0	4.5

Stephen Liberatore, CFA Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Nationwide Mutual Insurance Company — 2003 to 2004, Protective Life Corporation — 1999 to 2002	1.9	11.10	1.10

Steven Raab, CFA Director	Fixed Income Security Selection — MBS, CMBS & ABS	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	12.6	14.9	2.1

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cerra, CFA Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1985 to Present	21.1	21.1	2.8

Richard W. Cheng Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	8.9	15.0	4.5

Stephen Liberatore, CFA Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Nationwide Mutual Insurance Company — 2003 to 2004, Protective Life Corporation — 1999 to 2002	1.9	11.10	1.10

Steven Raab, CFA Director	Fixed Income Security Selection — MBS, CMBS & ABS	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	12.6	14.9	2.1

High-Yield Bond Fund and Institutional High-Yield Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Michael J. Ainge, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	7.10	13.10	5.8

Jean C. Lin, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1994 to Present	11.10	11.10	4.7

Kevin R. Lorenz, CFA Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1987 to Present	18.9	18.9	6.0

John G. Morriss Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8.3	15.9	6.0

Richard J. Tanner, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1996 to Present	9.9	17.8	2.8

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Carmen M. Failla Director	Fixed Income Security Selection — Research/Trading	Teachers Advisors, Inc., TIAA and its affiliates — 1996 to Present	9.9	13.10	6.0

Peter Scola Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	7.6	38.9	6.0

Money Market Fund and Institutional Money Market Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Michael F. Ferraro, CFA Director	Fixed Income Security Selection — Trader/Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8.0	31.10	8.0

Joseph P. Rolston Director	Fixed Income Security Selection — Trader/Research	Teachers Advisors, Inc., TIAA and its affiliates — 1984 to Present	21.7	27.3	8.8

Steven I. Traum Managing Director	Fixed Income Security Selection — Trader/Research; Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1983 to Present	23.3	26.3	8.8

EXHIBIT C

TIAA-CREF Funds’ Management Fees and Current Expense Caps

TIAA-CREF FUNDS’ INVESTMENT MANAGEMENT FEES

* Please see page 55 of the Proxy Statement/Prospectus for the current and projected (if the Reorganizations are effected) assets under management of each TIAA-CREF Fund.

International Equity Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.50%
Over $1.0–$2.5	0.48%
Over $2.5–$4.0	0.46%
Over $4.0	0.44%

Large-Cap Growth Fund
Growth & Income Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.45%
Over $1.0–$2.5	0.43%
Over $2.5–$4.0	0.41%
Over $4.0	0.39%

Equity Index Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
All Assets	0.04%

Social Choice Equity Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
All Assets	0.15%

Managed Allocation Fund II

All Assets	0.00%

Bond Plus Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.30%
Over $1.0–$2.5	0.29%
Over $2.5–$4.0	0.28%
Over $4.0	0.27%

Short-Term Bond Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.25%
Over $1.0–$2.5	0.24%
Over $2.5–$4.0	0.23%
Over $4.0	0.22%

High-Yield Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.35%
Over $1.0–$2.5	0.34%
Over $2.5–$4.0	0.33%
Over $4.0	0.32%

Tax-Exempt Bond Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.30%
Over $1.0–$2.5	0.29%
Over $2.5–$4.0	0.28%
Over $4.0	0.27%

Money Market Fund

All Assets	0.10%

CAPS ON “TOTAL ANNUAL FUND OPERATING EXPENSES”
OF TIAA-CREF FUNDS’ RETAIL CLASS SHARES*

Retail Class
International Equity Fund	0.80%
Large-Cap Growth Fund	0.43%
Growth & Income Fund	0.43%
Equity Index Fund	0.24%
Social Choice Equity Fund	0.40%
Managed Allocation Fund II	N/A
Bond Plus Fund II	0.50%
Short-Term Bond Fund II	0.45%
High-Yield Fund II	0.55%
Tax-Exempt Bond Fund II	0.50%
Money Market Fund	0.30%

* These caps on “total annual fund operating expenses” will last through at least September 30, 2007, except for the Institutional Equity Index Fund cap, which will last through at least April 30, 2010.

CAPS ON “OTHER EXPENSES” OF TIAA-CREF FUNDS’
INSTITUTIONAL CLASS SHARES*

Institutional Class
International Equity Fund	0.10%
Large-Cap Growth Fund	0.05%
Growth & Income Fund	0.05%
Equity Index Fund	0.04%
Social Choice Equity Fund	0.05%
Managed Allocation Fund II	N/A
Bond Plus Fund II	0.05%
Short-Term Bond Fund II	0.05%
High-Yield Fund II	0.05%
Tax-Exempt Bond Fund II	0.05%
Money Market Fund	0.05%

* These caps on “other expenses” will last through at least September 30, 2007, except for the Institutional Equity Index Fund cap, which will last through at least April 30, 2010.

WAIVERS OF TIAA-CREF FUND INVESTMENT MANAGEMENT FEES
(through September 30, 2007)

These TIAA-CREF Funds will pay the following investment management fee rates instead of the rates specified in the current investment management agreement:

Large-Cap Growth Fund	0.08%
Growth & Income Fund	0.08%

EXHIBIT D

Comparative Financial Highlights

The financial highlights tables below are intended to help you understand the financial performance of the Retail and TIAA-CREF Funds for the past five fiscal years (or, if a Fund has not been in operation for five years, since commencement of operations). Financial highlights for the Institutional Large-Cap Growth Fund, Institutional Managed Allocation Fund II, Institutional Bond Plus Fund II, Institutional Short-Term Bond Fund II, Institutional High-Yield Bond Fund II and Institutional Tax-Exempt Bond Fund II, as well as financial highlights for Retail Class shares of the Institutional International Equity Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund and Institutional Money Market Fund, are not presented because such shares do not have a year of financial history.

Certain information reflects financial results for a single share of a Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). PricewaterhouseCoopers LLP serves as the Retail and TIAA-CREF Funds’ independent registered public accounting firm and audited the Retail Funds’ financials for the fiscal year ended December 31, 2005 and the TIAA-CREF Funds’ financials for the fiscal year ended September 30, 2005. Their reports appears in the 2005 Annual Reports for the Retail and TIAA-CREF Funds, which are available without charge upon request. Information reported for fiscal periods before 2005 was audited by the Funds’ former independent registered public accounting firm.

INTERNATIONAL EQUITY FUNDS

Retail Fund — International Equity Fund

	International Equity Fund
	For the Years Ended December 31,
	2005		2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.67		$9.24	$6.68	$8.07		$10.75

Gain (loss) from investment operations:
Net investment income	0.17	(a)	0.16 (a)	0.14 (a)	0.11	(a)	0.09
Net realized and unrealized gain (loss) on total investments	1.35		1.44	2.59	(1.38)		(2.70)

Total gain (loss) from investment operations	1.52		1.60	2.73	(1.27)		(2.61)

Less distributions from:
Net investment income	(0.17)		(0.17)	(0.17)	(0.12)		(0.07)

Total distributions	(0.17)		(0.17)	(0.17)	(0.12)		(0.07)

Net asset value, end of year	$12.02		$10.67	$9.24	$6.68		$8.07

TOTAL RETURN	14.23%		17.37%	40.86%	(15.73%)		(24.29%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$421,431		$361,648	$286,770	$218,794		$259,492
Ratio of expenses to average net assets before expense waiver	0.50	%(c)	0.49%	0.49%	0.88	%(b)	0.99%
Ratio of expenses to average net assets after expense waiver	0.50	%(c)	0.49%	0.49%	0.49%		0.49%
Ratio of net investment income to average net assets	1.53%		1.69%	1.96%	1.47%		1.10%
Portfolio turnover rate	151%		154%	162%	78%		113%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

INTERNATIONAL EQUITY FUNDS

TIAA-CREF Fund — Institutional International Equity Fund

	Institutional International Equity Fund
	Institutional Class
	For the Years Ended September 30,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.29	$8.56	$6.86	$8.08	$12.55

Gain (loss) from investment operations:
Net investment income	0.21 (a)	0.20 (a)	0.17 (a)	0.15 (a)	0.10
Net realized and unrealized gain (loss) on total investments	2.43	1.69	1.65	(1.29)	(4.06)

Total gain (loss) from investment operations	2.64	1.89	1.82	(1.14)	(3.96)

Less distributions from:
Net investment income	(0.20)	(0.16)	(0.12)	(0.08)	(0.04)
Net realized gains	(0.56)	—	—	—	(0.47)

Total distributions	(0.76)	(0.16)	(0.12)	(0.08)	(0.51)

Net asset value, end of year	$12.17	$10.29	$8.56	$6.86	$8.08

TOTAL RETURN	26.45%	22.17%	26.90%	(14.28%)	(32.63%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$668,009	$528,959	$370,026	$205,899	$120,436
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21%	0.20%	0.27%	0.44%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.21%	0.20%	0.20%	0.29%	0.29%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.89%	1.98%	2.20%	1.80%	1.51%
Portfolio turnover rate	147%	151%	156%	78%	78%

(a)  Based on average shares outstanding.

	Institutional International Equity Fund
	Retirement Class
	For the Years Ended September 30,
	2005	2004	2003(d)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.49	$8.65	$6.86

Gain (loss) from investment operations:
Net investment income	0.19 (a)	0.17 (a)	0.13 (a)
Net realized and unrealized gain on total investments	2.40	1.69	1.66

Total gain (loss) from investment operations	2.59	1.86	1.79

Less distributions from:
Net investment income	(0.11)	(0.02)	—
Net realized gains	(0.56)	—	—

Total distributions	(0.67)	(0.02)	—

Net asset value, end of year	$12.41	$10.49	$8.65

TOTAL RETURN	25.34%	21.45%	26.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$231,867	$77,400	$9,863
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	0.58%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56%	0.55%	0.54%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.67%	1.63%	1.61%
Portfolio turnover rate	147%	151%	156%

(a)  Based on average shares outstanding.

(d)  The Retirement Class commenced operations on October 1, 2002.

GROWTH EQUITY FUND AND INSTITUTIONAL LARGE-CAP GROWTH FUND

Retail Fund — Growth Equity Fund

	Growth Equity Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.17	$8.70	$6.84	$9.85		$12.87

Gain (loss) from investment operations:
Net investment income	0.04 (a)	0.07 (a)	0.06 (a)	0.03	(a)	0.02
Net realized and unrealized gain (loss) on total investments	0.44	0.47	1.86	(3.00)		(2.98)

Total gain (loss) from investment operations	0.48	0.54	1.92	(2.97)		(2.96)

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.06)	(0.04)		—
Net realized gains	—	—	—	—		(0.06)

Total distributions	(0.04)	(0.07)	(0.06)	(0.04)		(0.06)

Net asset value, end of year	$9.61	$9.17	$8.70	$6.84		$9.85

TOTAL RETURN	5.24%	6.16%	28.06%	(30.12%)		(23.02%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$552,361	$567,073	$549,884	$421,906		$653,169
Ratio of expenses to average net assets before expense waiver	0.45%	0.45%	0.45%	0.85	%(b)	0.95%
Ratio of expenses to average net assets after expense waiver	0.45%	0.45%	0.45%	0.45%		0.45%
Ratio of net investment income to average net assets	0.44%	0.76%	0.72%	0.40%		0.15%
Portfolio turnover rate	78%	65%	73%	50%		38%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

GROWTH & INCOME FUNDS

Retail Fund — Growth & Income Fund

	Growth & Income Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$12.20	$11.30	$9.09	$12.07		$14.05

Gain (loss) from investment operations:
Net investment income	0.15 (a)	0.17 (a)	0.12 (a)	0.10	(a)	0.10
Net realized and unrealized gain (loss) on total investments	0.61	0.90	2.21	(2.98)		(1.98)

Total gain (loss) from investment operations	0.76	1.07	2.33	(2.88)		(1.88)

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.12)	(0.10)		(0.10)

Total distributions	(0.15)	(0.17)	(0.12)	(0.10)		(0.10)

Net asset value, end of year	$12.81	$12.20	$11.30	$9.09		$12.07

TOTAL RETURN	6.26%	9.55%	25.83%	(23.86%)		(13.37%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$515,065	$538,266	$551,444	$496,843		$637,632
Ratio of expenses to average net assets before expense waiver	0.43%	0.43%	0.43%	0.82	%(b)	0.93%
Ratio of expenses to average net assets after expense waiver	0.43%	0.43%	0.43%	0.43%		0.43%
Ratio of net investment income to average net assets	1.21%	1.48%	1.21%	0.99%		0.84%
Portfolio turnover rate	183%	75%	141%	112%		70%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

GROWTH & INCOME FUNDS

TIAA-CREF Fund — Institutional Growth & Income Fund

	Institutional Growth & Income Fund
	Institutional Class
	For the Years Ended September 30,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.12	$7.36	$6.14	$7.91	$11.24

Gain (loss) from investment operations:
Net investment income	0.18 (a)	0.12 (a)	0.10 (a)	0.09 (a)	0.09
Net realized and unrealized gain (loss) on total investments	0.93	0.76	1.22	(1.78)	(3.15)

Total gain (loss) from investment operations	1.11	0.88	1.32	(1.69)	(3.06)

Less distributions from:
Net investment income	(0.18)	(0.12)	(0.10)	(0.08)	(0.09)
Net realized gains	—	—	—	—	(0.18)

Total distributions	(0.18)	(0.12)	(0.10)	(0.08)	(0.27)

Net asset value, end of year	$9.05	$8.12	$7.36	$6.14	$7.91

TOTAL RETURN	13.70%	11.89%	21.62%	(21.51%)	(27.66%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$141,199	$625,503	$505,404	$376,529	$169,880
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15%	0.14%	0.15%	0.29%	0.44%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15%	0.14%	0.14%	0.22%	0.22%
Ratio of net investment income to average net assets after expense waiver and reimbursement	2.04%	1.46%	1.48%	1.18%	1.10%
Portfolio turnover rate	223%	77%	150%	128%	50%

(a)  Based on average shares outstanding.

	Institutional Growth & Income Fund
	Retirement Class
	For the Years Ended September 30,
	2005	2004	2003(d)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.16	$7.39	$6.14

Gain (loss) from investment operations:
Net investment income	0.13 (a)	0.10 (a)	0.07 (a)
Net realized and unrealized gain (loss) on total investments	0.95	0.75	1.22

Total gain (loss) from investment operations	1.08	0.85	1.29

Less distributions from:
Net investment income	(0.12)	(0.08)	(0.04)
Net realized gains	—	—	—

Total distributions	(0.12)	(0.08)	(0.04)

Net asset value, end of year	$9.12	$8.16	$7.39

TOTAL RETURN	13.32%	11.47%	21.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$58,731	$35,874	$8,027
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46%	0.53%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46%	0.44%	0.47%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.43%	1.17%	1.02%
Portfolio turnover rate	223%	77%	150%

(a)  Based on average shares outstanding.

(d)  The Retirement Class commenced operations on October 1, 2002.

EQUITY INDEX FUNDS

Retail Fund — Equity Index Fund

	Equity Index Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.59	$7.90	$6.23	$8.05		$9.19

Gain (loss) from investment operations:
Net investment income	0.13 (a)	0.13 (a)	0.10 (a)	0.10	(a)	0.07
Net realized and unrealized gain (loss) on total investments	0.37	0.79	1.81	(1.83)		(1.14)

Total gain (loss) from investment operations	0.50	0.92	1.91	(1.73)		(1.07)

Less distributions from:
Net investment income	(0.13)	(0.14)	(0.09)	(0.09)		(0.06)
Net realized gains	—(c)	(0.09)	(0.15)	—		(0.01)

Total distributions	(0.13)	(0.23)	(0.24)	(0.09)		(0.07)

Net asset value, end of year	$8.96	$8.59	$7.90	$6.23		$8.05

TOTAL RETURN	5.84%	11.68%	30.67%	(21.52%)		(11.62%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$365,753	$356,729	$338,188	$139,872		$97,686
Ratio of expenses to average net assets before expense waiver	0.26%	0.26%	0.26%	0.63	%(b)	0.76%
Ratio of expenses to average net assets after expense waiver	0.26%	0.26%	0.26%	0.26%		0.26%
Ratio of net investment income to average net assets	1.52%	1.65%	1.49%	1.40%		1.12%
Portfolio turnover rate	8%	15%	17%	4%		6%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Amount represents less than $0.01 per share.

EQUITY INDEX FUNDS

TIAA-CREF Fund — Institutional Equity Index Fund

	Institutional Equity Index Fund
	Institutional Class
	For the Years Ended September 30,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.85	$8.07	$6.48	$8.06	$11.37

Gain (loss) from investment operations:
Net investment income	0.18 (a)	0.15 (a)	0.13 (a)	0.11 (a)	0.09
Net realized and unrealized gain (loss) on total investments	1.09	0.99	1.53	(1.63)	(3.20)

Total gain (loss) from investment operations	1.27	1.14	1.66	(1.52)	(3.11)

Less distributions from:
Net investment income	(0.15)	(0.29)	(0.05)	(0.06)	(0.10)
Net realized gains	—	(0.07)	(0.02)	—	(0.10)

Total distributions	(0.15)	(0.36)	(0.07)	(0.06)	(0.20)

Net asset value, end of year	$9.97	$8.85	$8.07	$6.48	$8.06

TOTAL RETURN	14.40%	14.17%	25.79%	(19.04%)	(27.71%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$606,341	$766,707	$1,355,731	$419,771	$101,247
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.08%	0.09%	0.27%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.08%	0.08%	0.17%	0.17%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.94%	1.67%	1.71%	1.41%	1.19%
Portfolio turnover rate	24%	26%	5%	14%	7%

(a)  Based on average shares outstanding.

SOCIAL CHOICE EQUITY FUNDS

Retail Fund — Social Choice Equity Fund

	Social Choice Equity Fund
	For the Years Ended December 31,
	2005		2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.19		$8.28	$6.47	$8.28		$9.57

Gain (loss) from investment operations:
Net investment income	0.13	(a)	0.14 (a)	0.10 (a)	0.10	(a)	0.07
Net realized and unrealized gain (loss) on total investments	0.47		0.89	1.83	(1.82)		(1.29)

Total gain (loss) from investment operations	0.60		1.03	1.93	(1.72)		(1.22)

Less distributions from:
Net investment income	(0.12)		(0.12)	(0.12)	(0.09)		(0.06)
Net realized gains	—		—	—	—		(0.01)

Total distributions	(0.12)		(0.12)	(0.12)	(0.09)		(0.07)

Net asset value, end of year	$9.67		$9.19	$8.28	$6.47		$8.28

TOTAL RETURN	6.52%		12.46%	29.87%	(20.71%)		(12.75%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$158,921		$119,083	$70,192	$67,731		$65,793
Ratio of expenses to average net assets before expense waiver	0.28	%(c)	0.27%	0.27%	0.65	%(b)	0.77%
Ratio of expenses to average net assets after expense waiver	0.28	%(c)	0.27%	0.27%	0.27%		0.27%
Ratio of net investment income to average net assets	1.43%		1.70%	1.46%	1.33%		1.09%
Portfolio turnover rate	7%		6%	11%	29%		6%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

SOCIAL CHOICE EQUITY FUNDS

TIAA-CREF Fund — Institutional Social Choice Equity Fund

	Institutional Social Choice Equity Fund
	Institutional Class
	For the Years Ended September 30,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.96	$7.96	$6.41	$8.03	$11.16

Gain (loss) from investment operations:
Net investment income	0.18 (a)	0.14 (a)	0.12 (a)	0.11 (a)	0.10
Net realized and unrealized gain (loss) on total investments	1.16	0.99	1.52	(1.64)	(2.94)

Total gain (loss) from investment operations	1.34	1.13	1.64	(1.53)	(2.84)

Less distributions from:
Net investment income	(0.13)	(0.13)	(0.09)	(0.09)	(0.11)
Net realized gains	(0.04)	—	—	—	(0.18)

Total distributions	(0.17)	(0.13)	(0.09)	(0.09)	(0.29)

Net asset value, end of year	$10.13	$8.96	$7.96	$6.41	$8.03

TOTAL RETURN	15.03%	14.23%	25.89%	(19.34%)	(25.99%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$114,491	$82,778	$50,790	$36,180	$26,460
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10%	0.10%	0.13%	0.81%	0.97%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.08%	0.08%	0.18%	0.18%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.87%	1.54%	1.65%	1.34%	1.12%
Portfolio turnover rate	17%	7%	28%	22%	5%

(a)  Based on average shares outstanding.

	Institutional Social Choice Equity Fund
	Retirement Class
	For the Years Ended September 30,
	2005	2004	2003(d)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.08	$8.01	$6.41

Gain (loss) from investment operations:
Net investment income	0.14 (a)	0.10 (a)	0.09 (a)
Net realized and unrealized gain (loss) on total investments	1.17	1.00	1.54

Total gain (loss) from investment operations	1.31	1.10	1.63

Less distributions from:
Net investment income	(0.12)	(0.03)	(0.03)
Net realized gains	(0.04)	—	—

Total distributions	(0.16)	(0.03)	(0.03)

Net asset value, end of year	$10.23	$9.08	$8.01

TOTAL RETURN	14.41%	13.78%	25.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$50,855	$28,870	$8,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44%	0.52%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44%	0.44%	0.43%
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.46%	1.15%	1.16%
Portfolio turnover rate	17%	7%	28%

(a)  Based on average shares outstanding.

(d)  The Retirement Class commenced operations on October 1, 2002.

MANAGED ALLOCATION FUNDS

Retail Fund — Managed Allocation Fund

	Managed Allocation Fund
	For the Years Ended December 31,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$11.13	$10.41	$8.87	$10.50	$12.20

Gain (loss) from investment operations:
Net investment income(b)	0.28 (a)	0.26 (a)	0.25 (a)	0.26 (a)	0.37
Net realized and unrealized gain (loss) on total investments	0.30	0.84	1.72	(1.52)	(1.41)

Total gain (loss) from investment operations	0.58	1.10	1.97	(1.26)	(1.04)

Less distributions from:
Net investment income	(0.34)	(0.38)	(0.43)	(0.34)	(0.28)
Net realized gains	—	—	—	(0.03)	(0.38)

Total distributions	(0.34)	(0.38)	(0.43)	(0.37)	(0.66)

Net asset value, end of year	$11.37	$11.13	$10.41	$8.87	$10.50

TOTAL RETURN	5.24%	10.70%	22.45%	(12.09%)	(8.52%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$531,621	$497,145	$397,992	$287,473	$319,244
Ratio of expenses to average net assets(b)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(b)	2.54%	2.46%	2.56%	2.68%	3.34%
Portfolio turnover rate	33%	10%	37%	12%	3%

(a)	Based on average shares outstanding.

(b)	The operating expense and net investment income ratios are based on the expenses and net operating income of the fund and do not include the Fund’s proportional share of any expenses or net investment income from the underlying funds.

BOND PLUS FUNDS

Retail Fund — Bond Plus Fund

	Bond Plus Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.33	$10.32	$10.52	$10.18		$10.09

Gain from investment operations:
Net investment income	0.43 (a)	0.40 (a)	0.40 (a)	0.53	(a)	0.59
Net realized and unrealized gain (loss) on total investments	(0.18)	0.04	0.05	0.51		0.22

Total gain from investment operations	0.25	0.44	0.45	1.04		0.81

Less distributions from:
Net investment income	(0.44)	(0.40)	(0.40)	(0.52)		(0.59)
Net realized gains	(0.01)	(0.03)	(0.25)	(0.18)		(0.13)

Total distributions	(0.45)	(0.43)	(0.65)	(0.70)		(0.72)

Net asset value, end of year	$10.13	$10.33	$10.32	$10.52		$10.18

TOTAL RETURN	2.42%	4.29%	4.38%	10.50%		8.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$483,417	$469,009	$426,440	$370,654		$284,865
Ratio of expenses to average net assets before expense waiver	0.30%	0.30%	0.30%	0.67	%(b)	0.80%
Ratio of expenses to average net assets after expense waiver	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	4.24%	3.87%	3.78%	5.10%		5.72%
Portfolio turnover rate	234%	104%	140%	244%		234%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

SHORT-TERM BOND FUNDS

Retail Fund — Short-Term Bond Fund

	Short-Term Bond Fund
	For the Years Ended December 31,
	2005		2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.55		$10.69	$10.76	$10.48		$10.23

Gain (loss) from investment operations:
Net investment income	0.38	(a)	0.31 (a)	0.32 (a)	0.46	(a)	0.57
Net realized and unrealized gain (loss) on total investments	(0.23)		(0.13)	0.05	0.33		0.34

Total gain from investment operations	0.15		0.18	0.37	0.79		0.91

Less distributions from:
Net investment income	(0.37)		(0.30)	(0.32)	(0.45)		(0.57)
Net realized gains	—(c)		(0.02)	(0.12)	(0.06)		(0.09)

Total distributions	(0.37)		(0.32)	(0.44)	(0.51)		(0.66)

Net asset value, end of year	$10.33		$10.55	$10.69	$10.76		$10.48

TOTAL RETURN	1.47%		1.73%	3.51%	7.81%		9.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$210,995		$239,108	$211,083	$149,001		$61,314
Ratio of expenses to average net assets before expense waiver	0.31	%(d)	0.30%	0.30%	0.63	%(b)	0.80%
Ratio of net expenses to average net assets after expense waiver	0.31	%(d)	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	3.62%		2.87%	3.00%	4.32%		5.36%
Portfolio turnover rate	189%		118%	176%	157%		132%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Amount represents less than $0.01 per share.

(d)  Includes 0.01% of overdraft charges included in interest expense.

HIGH-YIELD BOND FUNDS

Retail Fund — High-Yield Bond Fund

	High-Yield Bond Fund
	For the Years Ended December 31,
	2005		2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.48		$9.32	$8.20	$8.94		$9.41

Gain (loss) from investment operations:
Net investment income	0.66	(a)	0.66 (a)	0.72 (a)	0.78	(a)	0.93
Net realized and unrealized gain (loss) on total investments	(0.42)		0.16	1.12	(0.75)		(0.47)

Total gain from investment operations	0.24		0.82	1.84	0.03		0.46

Less distributions from:
Net investment income	(0.65)		(0.66)	(0.72)	(0.77)		(0.93)

Total distributions	(0.65)		(0.66)	(0.72)	(0.77)		(0.93)

Net asset value, end of year	$9.07		$9.48	$9.32	$8.20		$8.94

TOTAL RETURN	2.72%		9.16%	23.24%	0.46%		4.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$280,253		$279,276	$228,324	$103,939		$92,217
Ratio of expenses to average net assets before expense waiver	0.35	%(c)	0.34%	0.34%	0.72	%(b)	0.84%
Ratio of net expenses to average net assets after expense waiver	0.35	%(c)	0.34%	0.34%	0.34%		0.34%
Ratio of net investment income to average net assets	7.16%		7.14%	8.13%	9.17%		9.97%
Portfolio turnover rate	72%		42%	42%	74%		75%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

TAX-EXEMPT BOND FUNDS

Retail Fund — Tax-Exempt Bond Fund

	Tax-Exempt Bond Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.93	$10.92	$10.92	$10.38		$10.46

Gain from investment operations:
Net investment income	0.38 (a)	0.39 (a)	0.42 (a)	0.44	(a)	0.47
Net realized and unrealized gain on total investments	(0.15)	0.09	0.21	0.65		0.04

Total gain from investment operations	0.23	0.48	0.63	1.09		0.51

Less distributions from:
Net investment income	(0.38)	(0.38)	(0.42)	(0.43)		(0.47)
Net realized gains	(0.06)	(0.09)	(0.21)	(0.12)		(0.12)

Total distributions	(0.44)	(0.47)	(0.63)	(0.55)		(0.59)

Net asset value, end of year	$10.72	$10.93	$10.92	$10.92		$10.38

TOTAL RETURN	2.12%	4.55%	5.87%	10.70%		5.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$200,455	$194,665	$168,380	$146,496		$73,674
Ratio of expenses to average net assets before expense waiver	0.30%	0.30%	0.30%	0.64	%(b)	0.80%
Ratio of net expenses to average net assets after expense waiver	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	3.51%	3.54%	3.79%	4.06%		4.48%
Portfolio turnover rate	90%	57%	157%	264%		298%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

MONEY MARKET FUNDS

Retail Fund — Money Market Fund

	Money Market Fund
	For the Years Ended December 31,
	2005	2004	2003	2002		2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Gain from investment operations:
Net investment income	0.03 (a)	0.01 (a)	0.01 (a)	0.02	(a)	0.04

Total gain from investment operations	0.03	0.01	0.01	0.02		0.04

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.01)	(0.02)		(0.04)

Total distributions	(0.03)	(0.01)	(0.01)	(0.02)		(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	3.02%	1.13%	0.93%	1.64%		4.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$629,028	$600,695	$622,233	$696,452		$760,268
Ratio of expenses to average net assets before expense waiver	0.29%	0.29%	0.29%	0.67	%(b)	0.79%
Ratio of net expenses to average net assets after expense waiver	0.29%	0.29%	0.29%	0.29%		0.29%
Ratio of net investment income to average net assets	2.98%	1.11%	0.93%	1.62%		3.94%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

MONEY MARKET FUNDS

TIAA-CREF Fund — Institutional Money Market Fund

	Institutional Money Market Fund
	Institutional Class
	For the Years Ended September 30,
	2005	2004	2003	2002	2001
SELECTED PER SHARE DATA
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income(a)	0.03	0.01	0.01	0.02	0.05

Total gain from investment operations	0.03	0.01	0.01	0.02	0.05

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)

Total distributions	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	2.68%	1.10%	1.27%	1.89%	5.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$200,545	$179,775	$175,247	$188,394	$35,037
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.09%	0.10%	0.28%	0.94%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.09%	0.09%	0.16%	0.16%
Ratio of net investment income to average net assets after expense waiver and reimbursement	2.65%	1.10%	1.27%	1.71%	4.91%

(a)  Based on average shares outstanding.

EXHIBIT E

Principal Holders of Retail Fund Shares

The following is a list of all shareholders known by the Retail Trust to own of record or beneficially 5% or more of any of the Retail Funds as of April 30, 2006:

[list of principal/controlling holders to be inserted]

E-1

EXHIBIT F

Principal Holders of TIAA-CREF Fund Shares

The following is a list of all shareholders known by the Institutional Trust to own of record or beneficially 5% or more of any class of any of the TIAA-CREF Funds as of April 30, 2006:

[list of principal/controlling holders to be inserted]

F-1

APPENDIX

Additional Information About The TIAA-CREF Funds

Calculating Share Price

We determine the net asset value (“NAV”) per share, or share price, of a Fund on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time). We will not price Fund shares on days that the NYSE is closed. We compute a Fund’s NAV by dividing the value of the Fund’s assets, less its liabilities, by the number of outstanding shares of that Fund.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares.

For Funds other than the Money Market Fund II, we usually use market quotations or independent pricing services to value securities and other instruments held by the Funds. If market quotations or independent pricing services are not readily available, we will use a security’s “fair value,” as determined in good faith by or under the direction of the Board of Trustees. We may also use fair value if events that have a significant effect on the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, we might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before a Fund’s NAV is calculated. The use of fair value pricing may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. Fair value pricing may occur for instance, where there are significant market movements in the U.S. after foreign markets have closed, and there is the expectation that securities traded on foreign markets will adjust to the price levels in the U.S. when their markets open the next day. In these cases, we may fair value certain foreign securities when we feel the last traded price on the foreign market does not reflect the value of that security at 4:00 p.m. Eastern Time. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Fund to the detriment of longer-term shareholders, it does eliminate some of the certainty in pricing obtained by using actual market close prices.

Our fair value pricing procedures provide, among other things, for us to examine whether to fair value foreign securities when there is a significant movement in the value of a

APPENDIX-1

U.S. market index between the close of one or more foreign markets and the close of the NYSE. We also examine the prices of individual securities to determine, among other things, whether their price reflects fair value at the close of the NYSE based on market movements. Additionally, we may fair value domestic securities when we feel the last market quotation is not readily available or we feel it does not represent the fair value of that security.

Money market instruments (other than those in the Money Market Fund II) with maturities of one year or less are valued using market quotations or independent pricing sources or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

To calculate the Money Market Fund II’s NAV per share, we value its portfolio securities at their amortized cost. This valuation method does not take into account unrealized gains or losses on the Fund’s portfolio securities. Amortized cost valuation involves first valuing a security at cost, and thereafter assuming an amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the security’s market value. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the price the Money Market Fund would receive if it sold the security.

Dividends and Distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. The following table shows how often we plan to pay dividends on each Fund:

Fund	Dividend Paid
International Equity Fund	Annually
Large-Cap Growth Fund	Annually
Growth & Income Fund	Quarterly
Equity Index Fund	Annually
Social Choice Equity Fund	Annually
Managed Allocation Fund II	Quarterly
Bond Plus Fund II	Monthly
Short-Term Bond Fund II	Monthly
High-Yield Fund II	Monthly
Tax-Exempt Bond Fund II	Monthly
Money Market Fund	Monthly

APPENDIX-2

Although we pay dividends monthly from the Money Market Fund II, these dividends are calculated and declared daily.

We intend to pay net capital gains from Funds that have them once a year.

Holders of Institutional Class or Retail Class shares can elect from among the following distribution options:

1.	Reinvestment Option, Same Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of the Fund. Unless you elect otherwise, this will be your default distribution option.

2.	Reinvestment Option, Different Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of another Fund in which you already hold shares.

3.	Income-Earned Option. We automatically reinvest your long-term capital gain distributions, but you will be sent a check for each dividend and short-term capital gain distribution.

4.	Capital Gains Option. We automatically reinvest your dividend and short-term capital gain distributions, but you will be sent a check for each long-term capital gain distribution.

5.	Cash Option. We send a check for your dividend and each capital gain distribution.

We make distributions for each Fund on a per share basis to the shareholders of record on the Fund’s distribution date. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below). Cash distribution checks will be mailed within seven days of the distribution date.

Taxes

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions.  Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you must pay federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term

APPENDIX-3

capital gains. Every January, we will send you and the Internal Revenue Service (“IRS”) a statement showing the taxable distributions paid to you in the previous year from each Fund. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15 percent to individual investors (or at 5 percent to individual investors who are in the 10-percent or 15-percent tax bracket). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

Under recent legislation, a portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is currently subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified income received by a Fund. Notwithstanding this, certain holding period requirements with respect to an individual’s shares in a Fund may apply to prevent the individual from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the SAI for the TIAA-CREF Funds.

Special considerations for Tax-Exempt Bond Fund II Shareholders.  The Tax-Exempt Bond Fund II expects to distribute “exempt-interest dividends.” These dividends will be exempt income for regular federal income tax purposes. However, any distributions derived from the fund’s net long-term capital gains will ordinarily be taxable to shareholders as long-term capital gains. Any distributions derived from taxable interest income, net short-term capital gains, market discount and certain net realized foreign exchange gains will be taxable to shareholders as ordinary income.

If you borrow money to purchase or hold Tax-Exempt Bond Fund II shares, the interest on the money you borrow usually will not be deductible for federal income tax purposes.

Some of the exempt-interest dividends that the Tax-Exempt Bond Fund II pays come from its investments in private activity bonds. These dividends may be an item of tax preference in determining your federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other elements of adjusted gross income in determining whether or not any Social Security or railroad retirement payments you may receive are subject to federal income taxes.

If you hold shares in the Tax-Exempt Bond Fund II for six months or less, and you sell or exchange them for a loss, you can’t claim the full amount of the loss for federal income tax purposes if you have received an exempt interest dividend from the fund. The dividend amount must be deducted from the loss you claim.

Taxes on transactions.  Unless a transaction involves Fund shares held in a tax- deferred account, redemptions, including sales and exchanges to other Funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

APPENDIX-4

Whenever you sell shares of a Fund, we will send you a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding.  If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, we are required by law to withhold 28 percent of all the taxable distributions and redemption proceeds paid from your account. We are also required to begin backup withholding if instructed by the IRS to do so.

“Buying a dividend.”  If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 per share dividend. After the dividend was paid, each share would be worth $9.75, and you would have to include the $0.25 per share dividend in your gross income for tax purposes.

Effect of foreign taxes.  Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce such Fund’s distributions. If a Fund qualifies to pass through a credit or deduction for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions.  There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors.  If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify in your hands for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Clients of TIAA-CREF Trust Company, FSB.  If you purchased Fund shares through TIAA-CREF Trust Company, FSB, it is responsible for providing you with a statement showing taxable distributions paid to you from each Fund.

Taxes Related to Employee Benefit Plans or IRAs.  Generally, individuals are not subject to federal income tax in connection with Institutional or Retirement Class shares they hold (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section

APPENDIX-5

403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the SAI for the TIAA-CREF Funds.

Your Account: Buying, Selling or Exchanging Shares — Institutional
Class Shares

How to Purchase Shares

Eligible Investors

Institutional class shares of TIAA-CREF Institutional Mutual Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”), such as TIAA-CREF Trust Company, FSB (the “Trust Company”), or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time. Under certain circumstances, this class may be offered through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as (401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans. Collectively with TIAA-CREF Intermediaries, these other contractually eligible investors are referred to as “Eligible Investors” in the rest of this prospectus.

Purchases by Eligible Investors

Only Eligible Investors may invest in the Funds. All other prospective investors should contact their TIAA-CREF intermediary for applicable purchase requirements. All purchases must be in U.S. dollars. There may be circumstances when we will not permit Eligible Investors to invest in one or more of the Funds. We reserve the right to suspend or terminate the offering of shares by one or more Funds. We also reserve the right to reject any specific purchase request.

APPENDIX-6

We impose no minimum investment requirement for Eligible Investors and consider all requests for purchases to be received when they are received in “good order” (see page 48). However, investors purchasing Institutional Class shares through Eligible Investors (like financial intermediaries or employee plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares. Please contact your intermediary or plan sponsor for more information.

To purchase shares, an Eligible Investor should instruct its bank to wire money to:

State Street Bank and Trust Company ABA Number 011000028 DDA Number 9905-454-6.

Specify on the wire:

(1)	TIAA-CREF Institutional Mutual Funds;

(2)	account registration (names of registered owners), address and social security number(s) or taxpayer identification number;

(3)	whether the investment is for a new or existing account (provide Fund account number if existing); and

(4)	the Fund or Funds in which you want to invest, and amount to be invested in each.

Investing through the Trust Company

Clients of the Trust Company may invest in TIAA-CREF Institutional Mutual Funds only through the Trust Company, which is an Eligible Investor and serves as the TIAA-CREF Intermediary for its clients. Contact the Trust Company regarding how investments in Fund shares are held for your benefit. In addition to the fees and expenses deducted by the Funds, you may be charged a fee by the Trust Company for the services it provides you.

Points to Remember for All Purchases

•	Each investment by an Eligible Investor in TIAA-CREF Institutional Mutual Funds must be for a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; we will return these investments.

•	If you invest in TIAA-CREF Institutional Mutual Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with

APPENDIX-7

TIAA-CREF may be charged a fee by their TIAA-CREF Intermediary (in addition to the fees and expenses deducted by the Funds).

•	If we do not receive good funds through wire transfer, we will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds.

•	Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until we receive the information we need, we may not be able to open an account or effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

In-Kind Purchases of Shares

The Advisor, at its sole discretion, may permit an Eligible Investor to purchase shares with investment securities (instead of cash), if: (1) the Advisor believes the securities are appropriate investments for the particular Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact their TIAA-CREF Intermediary.

How to Redeem Shares

Redemptions by Eligible Investors

Eligible Investors can redeem (sell) their Fund shares at any time. If your shares were purchased through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares purchased through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your TIAA-CREF Intermediary.

We will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.

We accept redemption orders through a telephone request made by calling 800 897-9069.

APPENDIX-8

Usually, we send redemption proceeds to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming the request is in good order (see page 48). If a redemption is requested shortly after a recent purchase by check, the redemption proceeds may not be paid until payment for the purchase is collected. This can take up to ten days.

We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We send redemption proceeds to the Eligible Investor at the address or bank account of record. If proceeds are to be sent elsewhere, we will require a letter of instruction from the Eligible Investor with a signature guarantee. We can send the redemption proceeds by check to the address of record or by wire transfer.

Redeeming Shares through the Trust Company

If you purchased shares through the Trust Company, it is responsible for making any redemption proceeds available to you. In addition, the Trust Company may impose its own restrictions on your ability to redeem shares. Please contact the Trust Company directly for more information.

In-Kind Redemptions of Shares

Large redemptions by any Eligible Investor that exceed the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period may be considered detrimental to the Fund’s other shareholders. Therefore, at its sole discretion, the Fund may require that you take a “distribution in-kind” upon redemption and may give you portfolio securities instead of cash. The securities you receive in this manner represent a portion of the Fund’s entire portfolio.

How to Exchange Shares

Exchanges by Eligible Investors

Eligible Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other Fund at any time. (An exchange is a simultaneous redemption of shares in one Fund and a purchase of shares in another Fund.) If you hold shares through a TIAA-CREF Intermediary or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security number(s) or taxpayer identification number. An exchange is considered a sale of securities, and therefore is a taxable event.

APPENDIX-9

We reserve the right, at our sole discretion, to reject any exchange request and to modify, suspend, or terminate the exchange privilege at any time for any shareholder or class of shareholders. We may do this, in particular, when we deem your transaction activity to be harmful to the Fund, including market timing activity.

Eligible Investors can make an exchange through a telephone request by calling 800 897-9069. Once made, an exchange request cannot be modified or canceled.

Making Exchanges through the Trust Company

If you purchased shares through the Trust Company, it is responsible for making any exchanges on your behalf. In addition, the Trust Company may impose its own restrictions on your ability to make exchanges. Please contact the Trust Company directly for more information.

Other Investor Information

Good Order.  Requests for transactions by Eligible Investors will not be processed until they are received in good order. “Good order” means that an Eligible Investor’s transaction request includes its Fund account number, the amount of the transaction (in dollars or shares), signatures of all account owners exactly as registered on the account, and any other supporting legal documentation that may be required.

Share Price.  If an Eligible Investor purchases or redeems shares anytime before the NYSE closes (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If an Eligible Investor makes a purchase or redemption request after the NYSE closes, the transaction price will be the NAV per share for the next business day. If you purchased shares through an Eligible Investor, the Eligible Investor (including the Trust Company) may require you to communicate to it any purchase, redemption, or exchange request before a specified deadline earlier than 4:00 p.m. in order to receive that day’s NAV per share as the transaction price.

Taxpayer Identification Number.  Each Eligible Investor must provide its taxpayer identification number (which, for most individuals, is your social security number) to us and indicate whether or not it is subject to back-up withholding. If an Eligible Investor does not furnish its taxpayer identification number, redemptions and exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

Signature Guarantee.  For some transaction requests by an Eligible Investor, we may require a letter of instruction from the Eligible Investor with a signature guarantee. This requirement is designed to protect you and the TIAA-CREF Institutional Mutual Funds from fraud, and to comply with rules on stock transfers.

APPENDIX-10

Transferring Shares.  An Eligible Investor may transfer ownership of its shares to another person or organization that also qualifies as an Eligible Investor or may change the name on its account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees.

Market Timing/Excessive Trading Policy — Institutional Class

There are shareholders who may try to profit from exchanging shares money back and forth among the Funds, in an effort to “time” the market. As money is shifted in and out of the Funds, they incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs.

Other than fair value pricing of our international portfolio securities, no specific market timing or excessive trading policies and procedures have been adopted by the Board of Trustees for Institutional Class shares held through the Trust Company, tuition plans administered by a TIAA-CREF Intermediary, or the TIAA-CREF Lifecycle Funds. It was determined that the nature of these investors makes it unlikely that they would or could market time Fund shares. Trust Company clients must input all trades in Fund shares through the Trust Company, which, as a policy, does not promote or provide market timing services and will not allow clients to utilize a market timing strategy or excessively trade in Fund shares. Additionally, tuition plan investors have limits on their ability to change investment options and may be subject to penalties for early or frequent redemptions. Furthermore, the TIAA-CREF Lifecycle Funds impose market timing restrictions on their shareholders, and the Advisor, which also serves as investment adviser to the Lifecycle Funds, follows a systemic asset allocation model, with preset target allocations not designed to time the market.

As we make Institutional Class shares available to additional types of investors, we expect to impose market timing policies for the Institutional Class similar to the policies in place for either the Retirement Class or Retail Class shares, as applicable or necessary. Such policies may include restrictions on the number of exchanges that can be made with respect to Institutional Class shares during a specified time period.

As with all Funds, we reserve the right to reject any purchase or exchange request that we regard as disruptive to the Funds’ efficient portfolio management. A purchase or exchange request could be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor. In addition, we can suspend or terminate your ability to transact by telephone, fax or overt he Internet at any time, for any reason, including to prevent market timing. We also fair value price our international portfolio securities when necessary to assure that the Fund prices accurately reflect the value of the portfolio securities held by the Funds as of 4:00 p.m., thereby minimizing any potential stale price arbitrage by market timers.

APPENDIX-11

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest through an Eligible Investor, the Eligible Investor may apply its own market timing or excessive trading policies on transactions in Institutional Class shares.

Retail Class Shares

Types Of Accounts

Retail Class shares of the TIAA-CREF Institutional Mutual Funds are available for purchase in the following types of accounts:

•	Individual accounts (for one person) or joint accounts (more than one person) including Transfer on Death (TOD) accounts (see page __ for more details).

•	Trust accounts (other than foreign trust accounts).

•	Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

•	Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

•	Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

•	Corporate and institutional accounts.

•	Affiliated investment companies.

We will only accept accounts with a U.S. address of record; we will not accept accounts with a foreign address of record. Additionally, we will not accept a post office box as the address of record for accounts.

For more information about opening an IRA or corporate or institutional account, please call us at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

APPENDIX-12

How To Open An Account And Make Subsequent Investments

To open an account, send us a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of our consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments per Fund for all account types must be at least $100. All purchases must be in U.S. dollars and checks must be drawn on U.S. banks. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. We will not accept corporate checks for investment into non-corporate accounts.

We consider all requests for purchases, checks and other forms of payments to be received when they are received in “good order”. (See page 48.) We will not accept third party checks. (We consider any check not made payable directly to TIAA-CREF Institutional Mutual Funds-Retail Class as a third party check). We cannot accept checks made out to you or other parties and signed over to us.

To Open An Account On-Line:  Please visit our Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, custodian (UGMA or UTMA), Traditional IRA and Roth IRA account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail:  Send your check, made payable to TIAA-CREF Institutional Mutual Funds-Retail Class, and application to:

First Class Mail:	The TIAA-CREF Institutional Mutual Funds — Retail Class c/o Boston Financial Data Services P.O. Box 8009 Boston, MA 02266-8009
Overnight Mail:	The TIAA-CREF Institutional Mutual Funds — Retail Class c/o Boston Financial Data Services 66 Brooks Drive Braintree, MA 02184-3839

Once submitted, your transaction cannot be modified or canceled.

APPENDIX-13

To Open An Account By Wire:  Send us your application by mail, then call us to confirm that your account has been established. Instruct your bank to wire money to:

State Street Bank
ABA Number 011000028
DDA Number 99052771

Specify on the wire:

•	The TIAA-CREF Institutional Mutual Funds-Retail Class

•	Account registration (names of registered owners), address and social security number(s) or taxpayer identification number

•	Indicate if this is for a new or existing account (provide Fund account number if existing)

•	The Fund(s) in which you want to invest, and amount per Fund to be invested

You can purchase additional shares in any of the following ways:

By Mail:  Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, and the Fund(s) you want to invest in and the amount to be invested in each Fund(s).

By Automatic Investment Plan (AIP):  You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize us to take regular, automatic withdrawals from your bank account.

To begin this service, send us a voided check or savings account investment slip. It will take us up to 10 days from the time we receive it to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after we receive your request.

By Telephone:  Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the TIAA-CREF Institutional Mutual Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check was provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on

APPENDIX-14

the application or call us at 800 223-1200 any time after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from our website.

Over the Internet:  With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your social security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and we will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire:  To buy additional shares by wire, follow the instructions above for opening an account by wire (you do not have to send us an application again).

Points To Remember For All Purchases

•	Your investment must be for a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; we will return these investments.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	Your ability to purchase shares may be restricted due to limitations on exchanges. See “Points to Remember When Exchanging” below.

•	If you have a securities dealer (including a mutual fund “supermarket”), bank, or other financial institution handle your transactions, they may charge you a fee. Contact them to find out if they impose any other conditions, such as a higher minimum investment requirement, on your transaction.

•	If your purchase check does not clear or payment on it is stopped, or if we do not receive good funds through electronic funds transfer, we will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or the Advisor. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds. There is a $25 fee for all returned items, including checks and electronic funds transfers.

APPENDIX-15

•	Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until you provide us with the information we need, we may not be able to open an account or effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

How To Redeem Shares

You can redeem (sell) your Retail Class shares at any time. Redemptions must be for at least $250 or the balance of your investment in a Fund, if less.

Usually, we send your redemption proceeds to you on the second business day after we receive your request, but not later than seven days afterwards, assuming the request is in good order (see page 48). If you request a redemption of shares shortly after you have purchased those shares by check or automatic investment plan, we will process your redemption but will hold your redemption proceeds for up to 10 calendar days to allow the check or automatic investment to clear.

We send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, we will require a letter of instruction with a medallion signature guarantee for each account holder (see page 48). We can send your redemption proceeds in several different ways: by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below. We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

You Can Redeem Shares In Any Of The Following Ways:

By Mail:  Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, medallion signature guarantees (if required), and any other required supporting legal documentation. Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

By Telephone:  Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

APPENDIX-16

All shareholders have the telephone redemption option automatically. If you do not want to be able to redeem by telephone, indicate this on your application or call us any time after opening your account. Telephone redemptions are not available for IRA accounts.

By Systematic Redemption Plan:  You can elect this feature only from Funds with balances of at least $5,000. We will automatically redeem shares in a particular Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount (minimum $250) of the redemption and from which Fund you want to redeem shares.

If you want to set up a systematic redemption plan, contact us and we will send you the necessary forms. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A medallion signature guarantee is required for this address change.

We can terminate the systematic redemption plan option at any time, although we will notify you if we do. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling us. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after we receive your instructions.

Points To Remember When Redeeming:

•	We cannot accept redemption requests specifying a certain price or date; these requests will be returned.

•	If you request a redemption by telephone within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send us your request in writing with a medallion signature guarantee of all owners exactly as registered on the account.

•	For redemptions of more than $250,000, we reserve the right to give you marketable securities instead of cash.

How To Exchange Shares

Investors holding Retail Class shares of a Fund are accorded certain exchange privileges involving their Retail Class shares of a Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

•	a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase Retail Class shares of another Fund;

APPENDIX-17

•	a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase shares of a mutual fund of TIAA-CREF Mutual Funds; and

•	a sale (redemption) of shares of a mutual fund of TIAA-CREF Mutual Funds and the use of the proceeds to purchase of Retail Class shares of a Fund.

In each case, these exchanges may be made at any time, subject to the exchange privilege limitations described below. The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange to a Fund in which you already own shares must be at least $50. An exchange to a new Fund account must meet the account minimums as stated by account type above (i.e., $2,000 per Fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per Fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between accounts can be made only if the accounts are registered identically in the same name(s), address and social security number or taxpayer identification number.

You Can Make Exchanges In Any Of The Following Ways:

By Mail:  Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the Funds and accounts you want to exchange between.

By Telephone:  Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over The Internet:  You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange:  You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. We automatically redeem Retail Class shares from a specified Fund and purchase Retail Class shares in another Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the Funds involved in the exchange. An exchange to a Fund in which you already own shares must be for at least $50, and an exchange to a new Fund account must meet the account minimums as stated by account type above (i.e., $2,000 per Fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per Fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact us and we will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling us. Requests to establish, terminate, or

APPENDIX-18

change the amount or frequency of exchanges will become effective within 5 days after we receive your instructions.

Points To Remember When Exchanging:

•	Make sure you understand the investment objective of the Fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

•	To maintain low expense ratios and avoid disrupting the management of each Fund’s portfolio, we reserve the right to suspend the exchange privilege if you have made more than 12 exchanges within a 12-month period for any Fund or any TIAA-CREF Mutual Fund, except the International Equity Fund and the High-Yield Fund II of the TIAA-CREF Institutional Mutual Funds, and the High-Yield Bond Fund of TIAA-CREF Mutual Funds. For these Funds we reserve the right to suspend the exchange privilege if you make more than 6 exchanges in a 12-month period. We count each purchase or sale order as one exchange. For example, an exchange out of one Fund and purchase of another Fund would count as one exchange for each Fund.

•	We reserve the right to reject any exchange request and to modify or terminate the exchange option at any time. We may do this, in particular, when we deem your transaction activity to be harmful to the Fund, including market timing activity.

•	An exchange is considered a sale of securities, and therefore is taxable.

Other Investor Information

Good Order.  Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners exactly as registered on the account, and any other supporting legal documentation that may be required.

Share Price.  If you buy shares from us directly, including through the Internet, the share price we use will be the NAV per share next calculated after the Fund or the Fund’s transfer agent, BFDS, receives your application or request in good order. If you buy shares through an intermediary, such as a securities dealer (including a mutual fund “supermarket”), bank or investment adviser, the share price we use will be the NAV per share next calculated after the intermediary receives a transaction request that is in good order. If this occurs before the NYSE closes (usually 4:00 p.m. Eastern Time), your price will be the NAV per share for that day. If it is after the NYSE closes, your price will be the NAV per share for the next business day. An intermediary could require you to place an order before 4:00 p.m. to get the NAV per share for that day. If you are opening an

APPENDIX-19

account on-line and are transferring assets from another institution, your transaction will be processed at the NAV per share next calculated after BFDS receives your check or wire in good order.

Low Balance Fee.  We are currently reassessing our policy concerning low balance accounts and are considering imposing a fee on smaller accounts. We will notify you in advance of any policy we intend to implement.

Minimum Account Size.  Due to the relatively high cost of maintaining smaller accounts, we reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed.

Taxpayer Identification Number.  You must give us your taxpayer identification number (which, for most individuals, is your social security number) and tell us whether or not you are subject to back-up withholding for prior underreporting. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

Changing Your Address.  To change the address on your account, please call us or send us a written notification signed by all registered owners of your account.

Medallion Signature Guarantee.  For some transaction requests (for example, when you are redeeming shares within 30 days of changing your address, bank or bank account or adding certain new services to an existing account), we require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the TIAA-CREF Mutual Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of the United States stock exchange participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a signature guarantee is required, please contact us.

Transferring Shares.  You can transfer ownership of your account to another person or organization or change the name on your account by sending us written instructions. All registered owners of the account must sign the request and provide medallion signature guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Transfer On Death.  If you live in certain states, you can designate one or more persons (“beneficiaries”) to whom your TIAA-CREF Institutional Mutual Funds shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids

APPENDIX-20

probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

Telephone and TIAA-CREF Web Center Transactions.  The Funds are not liable for losses from unauthorized telephone and TIAA-CREF Web Center transactions so long as we follow reasonable procedures designed to verify the identity of the person effecting the transaction. We therefore take the following precautions to ensure your instructions are genuine: we require the use of personal identification numbers, codes, and other procedures designed to reasonably confirm that instructions given by telephone or through TIAA-CREF’s Web Center are genuine. We also tape record telephone instructions and provide written confirmations. We accept all telephone instructions we reasonably believe are genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you do not want to be able to effect transactions over the telephone, call us for instructions.

Limitations.  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account.  Representatives of TPIS may recommend that you buy Fund shares. TPIS, a TIAA subsidiary, is considered the principal underwriter for the Funds. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. They get no commissions for these recommendations.

Market Timing/Excessive Trading Policy — Retail Class

There are shareholders who may try to profit from exchanging shares money back and forth among the Funds, in an effort to “time” the market. As money is shifted in and out of the Funds, they incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, we reserve the right to suspend the exchange privilege for a calendar year if you make more than 12 exchanges within a 12-month period for any Fund or any TIAA-CREF Mutual Fund, except the International Equity Fund and High-Yield Fund II of TIAA-CREF Institutional Mutual Funds or the High-Yield Bond Fund of TIAA-CREF Mutual Funds. For these Funds, we reserve the right to suspend the exchange privilege for a calendar year if you make more than 6 exchanges in a 12-month period. We also reserve the right to reject any purchase or exchange request that we regard as disruptive to the Funds’ efficient portfolio management. A purchase or exchange request could be

APPENDIX-21

rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because we have discretion in applying this policy, it is possible that similar exchange activity could be handled differently because of the surrounding circumstances.

We have the right to modify our market timing policy at any time without advance notice.

We also fair value price our international portfolio securities when necessary to assure that the Fund prices accurately reflect the value of the portfolio securities held by the Funds as of 4:00 p.m., thereby minimizing any potential stale price arbitrage by market timers.

The Fund seeks to apply its specifically defined market timing policies and procedures uniformly to all Retail Class shareholders and not to make exceptions with respect to these policies and procedures. We make reasonable efforts to apply these policies and procedures to shareholders who own Retail Class shares through omnibus accounts.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

APPENDIX-22

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information relates specifically to the proposed reorganizations (the “Reorganizations”) involving investment portfolios of the TIAA-CREF Institutional Funds (each, a “TIAA-CREF Fund”) and the TIAA-CREF Mutual Funds (each, a “Retail Fund”), whereby (1) a TIAA-CREF Fund will acquire the assets, and assume the liabilities, of its Retail Fund counterpart in exchange for shares of the TIAA-CREF Fund; (2) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares it has received in exchange for its shares held by Retail Fund shareholders; and (3) as soon as practicable, the Retail Fund will be liquidated. The corresponding Retail Funds and TIAA-CREF Funds in the Reorganizations are as follows:

Retail Funds	TIAA-CREF Funds
International Equity Fund	Institutional International Equity Fund
Growth Equity Fund	Institutional Large-Cap Growth Fund
Growth & Income Fund	Institutional Growth & Income Fund
Equity Index Fund	Institutional Equity Index Fund
Social Choice Equity Fund	Institutional Social Choice Equity Fund
Managed Allocation Fund	Institutional Managed Allocation Fund II
Bond Plus Fund	Institutional Bond Plus Fund II
Short-Term Bond Fund	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	Institutional Tax-Exempt Bond Fund II
Money Market Fund	Institutional Money Market Fund

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated May [], 2006 relating to the above-referenced matter. A copy of the Proxy Statement/Prospectus may be obtained by calling toll-free 877-518-9161. This Statement of Additional Information is dated May [__], 2006.

This Statement of Additional Information consists of this cover page, the unaudited pro forma combined financial statements of the Institutional International Equity Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund and Institutional Money Market Fund (after giving effect to the Reorganizations) for the fiscal year ended September 30, 2005, and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the TIAA-CREF Funds, dated February 1, 2006, as supplemented.

(2)	The Statement of Additional Information of the TIAA-CREF Funds, dated March 31, 2006, as supplemented.

(3)	The Statement of Additional Information of the Retail Funds, dated May 1, 2006, as supplemented.

(4)	The Institutional Class Annual Report to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 2005.

(5)	The Retail Class Annual Report to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 2005.

(6)	The Annual Report to Shareholders of the Retail Funds for the fiscal year ended December 31, 2005.

Unaudited pro forma combined financial statements are not presented for the Institutional Large-Cap Growth Fund, Institutional Managed Allocation Fund II, Institutional Bond Plus Fund II, Institutional Short-Term Bond Fund II, Institutional High-Yield Bond Fund II and Institutional Tax-Exempt Bond Fund II because these TIAA-CREF Funds did not commence operations until after September 30, 2005.

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

Unaudited Pro Forma Combined Financial Statements of the Institutional International Equity Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund and Institutional Money Market Fund	4

RETAIL INTERNATIONAL EQUITY FUND / INSTITUTIONAL INTERNATIONAL EQUITY FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2005

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares		Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
			COMMON STOCKS—98.68%
			APPAREL AND OTHER TEXTILE PRODUCTS—0.32%
94,000	44,000	138,000	Kuraray Co Ltd	$834,339	390,542	1,224,881
818,000	381,000	1,199,000	Toyobo Co Ltd	2,020,822	941,239	2,962,061
			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,855,161	1,331,781	4,186,942
			AUTO REPAIR, SERVICES AND PARKING—0.11%
234,000	108,000	342,000	Kayaba Industry Co Ltd	972,419	448,809	1,421,228
			TOTAL AUTO REPAIR, SERVICES AND PARKING	972,419	448,809	1,421,228
			AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.15%
292,000	137,000	429,000	Fuji Heavy Industries Ltd	1,321,652	620,090	1,941,742
			TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,321,652	620,090	1,941,742
			BUILDING MATERIALS AND GARDEN SUPPLIES—1.41%
595,616	264,937	860,553	Wolseley plc	12,633,918	5,619,715	18,253,633
			TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,633,918	5,619,715	18,253,633
			BUSINESS SERVICES—4.16%
1,864,089	830,128	2,694,217	Cintra Concesiones de Infraestructuras de Transporte S.A.	25,688,230	11,439,646	37,127,876
17,800	8,300	26,100	Otsuka Corp	1,735,398	809,202	2,544,600
2,327	1,064	3,391	Rakuten, Inc	1,782,104	814,851	2,596,955
14,804	6,625	21,429	SAP AG.	2,566,606	1,148,593	3,715,199
57,500	26,500	84,000	Secom Co Ltd	2,769,984	1,276,601	4,046,585
94,400	44,000	138,400	Sumisho Computer Systems Corp	1,861,514	867,655	2,729,169
20,600	9,600	30,200	Sumisho Lease Co Ltd	861,514	401,482	1,262,996
			TOTAL BUSINESS SERVICES	37,265,350	16,758,030	54,023,380
			CHEMICALS AND ALLIED PRODUCTS—11.15%
340,000	158,000	498,000	Air Water, Inc	3,158,814	1,467,920	4,626,734
145,500	64,755	210,255	AstraZeneca plc	6,782,599	3,018,606	9,801,205
280,570	125,089	405,659	GlaxoSmithKline plc	7,157,461	3,191,074	10,348,535
189,250	93,000	282,250	* Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	1,708	839	2,547
89,500	41,700	131,200	JSR Corp	1,863,596	868,290	2,731,886
127,000	59,000	186,000	Kaken Pharmaceutical Co Ltd	945,721	439,351	1,385,072
306,237	136,491	442,728	Lonza Group AG.	18,147,378	8,088,356	26,235,734
338,000	153,000	491,000	Nippon Paint Co Ltd	1,270,408	575,066	1,845,474
210,369	93,670	304,039	Novartis AG.	10,712,216	4,769,777	15,481,993
16,000	7,500	23,500	Ono Pharmaceutical Co Ltd	746,780	350,053	1,096,833
618,131	275,315	893,446	Reckitt Benckiser plc	18,885,365	8,411,525	27,296,890
21,833	9,766	31,599	Roche Holding AG. (Genusscheine)	3,044,850	1,361,975	4,406,825

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares			Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
94,170	42,024	136,194		Sanofi-Aventis	7,805,605	3,483,304	11,288,909
686,000	318,000	1,004,000		Sekisui Chemical Co Ltd	4,896,541	2,269,825	7,166,366
32,200	14,985	47,185		Shin-Etsu Chemical Co Ltd	1,406,300	654,453	2,060,753
288,000	133,000	421,000		Sumitomo Chemical Co Ltd	1,783,801	823,769	2,607,570
69,000	32,000	101,000		Taisho Pharmaceutical Co Ltd	1,244,971	577,378	1,822,349
91,400	42,522	133,922		Takeda Pharmaceutical Co Ltd	5,451,421	2,536,163	7,987,584
503,000	234,000	737,000		Teijin Ltd	2,937,939	1,366,755	4,304,694
53,168	24,685	77,853		Wesfarmers Ltd	1,630,161	756,856	2,387,017
				TOTAL CHEMICALS AND ALLIED PRODUCTS	99,873,635	45,011,335	144,884,970
			COMMUNICATIONS—4.13%
20,279	9,359	29,638		Chunghwa Telecom Co Ltd , ADR	375,364	173,235	548,599
93,474	40,413	133,887		Deutsche Telekom AG.	1,706,232	737,680	2,443,912
131,000	58,251	189,251		France Telecom S.A.	3,771,611	1,677,100	5,448,711
413	189	602		KDDI Corp	2,332,098	1,067,231	3,399,329
315	146	461		Nippon Telegraph & Telephone Corp	1,550,821	718,793	2,269,614
2,176,547	970,649	3,147,196		Royal KPN NV	19,576,191	8,730,163	28,306,354
2,065	961	3,026		SKY Perfect Communications, Inc	1,621,537	754,623	2,376,160
2,357,587	1,040,279	3,397,866		Vodafone Group plc	6,151,942	2,714,528	8,866,470
				TOTAL COMMUNICATIONS	37,085,796	16,573,353	53,659,149
			DEPOSITORY INSTITUTIONS—12.06%
3,000	2,000	5,000	v*	Ashikaga Financial Group, Inc	—	—	—
124,721	58,134	182,855		Australia & New Zealand Banking Group Ltd	2,285,837	1,065,457	3,351,294
707,898	315,407	1,023,305		Bayerische Hypo-und Vereinsbank AG.	20,005,509	8,913,541	28,919,050
60,682	27,149	87,831		BNP Paribas	4,627,450	2,070,311	6,697,761
98,055	45,285	143,340		DBS Group Holdings Ltd	916,999	423,500	1,340,499
1,031,882	459,693	1,491,575		Depfa Bank plc	16,608,584	7,398,956	24,007,540
97,200	45,338	142,538		Hang Seng Bank Ltd	1,306,817	609,552	1,916,369
305,237	135,454	440,691		HSBC Holdings plc	4,951,754	2,197,423	7,149,177
234	108	342		Mitsubishi UFJ Financial Group, Inc	3,076,231	1,419,799	4,496,030
693	319	1,012		Mizuho Financial Group. Inc	4,414,558	2,032,098	6,446,656
936	436	1,372		Resona Holdings, Inc	2,419,693	1,127,122	3,546,815
277,167	123,859	401,026		Royal Bank of Scotland Group plc	7,889,511	3,525,625	11,415,136
703,000	323,000	1,026,000		Shinsei Bank Ltd	4,434,842	2,037,630	6,472,472
343	159	502		Sumitomo Mitsui Financial Group, Inc	3,238,133	1,501,059	4,739,192
389,000	178,000	567,000		Sumitomo Trust & Banking Co Ltd	3,205,629	1,466,843	4,672,472
51,882	24,183	76,065		Suncorp-Metway Ltd	780,904	363,992	1,144,896
280,842	125,052	405,894		UBS AG.	23,961,699	10,669,552	34,631,251
385,425	174,348	559,773		UniCredito Italiano S.p.A	2,179,386	985,851	3,165,237
105,185	49,084	154,269		Westpac Banking Corp	1,694,848	790,891	2,485,739
				TOTAL DEPOSITORY INSTITUTIONS	107,998,384	48,599,202	156,597,586

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares		Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
			ELECTRIC, GAS, AND SANITARY SERVICES—0.56%
432,000	202,000	634,000	Hong Kong & China Gas Ltd	890,980	416,616	1,307,596
28,256	13,407	41,663	Tata Power Co Ltd	309,071	146,649	455,720
4,796,000	2,214,000	7,010,000	Xinao Gas Holdings Ltd	3,771,145	1,740,891	5,512,036
			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,971,196	2,304,156	7,275,352
			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—2.92%
18,945	8,815	27,760	Advantest Corp	1,470,937	684,419	2,155,356
1,800,000	838,000	2,638,000	Datang International Power Generation Co Ltd	1,380,555	642,725	2,023,280
335,210	149,163	484,373	Ericsson (LM) (B Shs)	1,227,296	546,127	1,773,423
10,100	4,700	14,800	Hirose Electric Co Ltd	1,178,957	548,624	1,727,581
191,900	88,200	280,100	Hitachi Maxell Ltd	2,431,343	1,117,480	3,548,823
44,700	20,700	65,400	* Hoya Corp	1,522,340	704,976	2,227,316
47,100	21,400	68,500	Kyocera Corp	3,282,954	1,491,618	4,774,572
70,000	32,600	102,600	Melco Holdings, Inc	2,038,115	949,179	2,987,294
293,792	129,312	423,104	Nokia Oyj	4,937,693	2,173,316	7,111,009
18,500	8,600	27,100	Rohm Co Ltd	1,607,773	747,397	2,355,170
102,074	47,578	149,652	Satyam Computer Services Ltd	1,300,854	606,345	1,907,199
178,000	83,000	261,000	Sharp Corp	2,581,895	1,203,917	3,785,812
78,000	36,000	114,000	Sumitomo Electric Industries Ltd	1,052,938	485,971	1,538,909
			TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,013,650	11,902,094	37,915,744
			FABRICATED METAL PRODUCTS—0.21%
249,000	116,000	365,000	NHK Spring Co Ltd	1,827,846	851,526	2,679,372
			TOTAL FABRICATED METAL PRODUCTS	1,827,846	851,526	2,679,372
			FOOD AND KINDRED PRODUCTS—3.43%
196,636	87,736	284,372	Groupe Danone	21,253,704	9,483,080	30,736,784
223,000	105,000	328,000	Mitsui Sugar Co Ltd	977,863	460,429	1,438,292
546,000	254,000	800,000	Nichirei Corp	2,244,892	1,044,327	3,289,219
1,053,000	485,000	1,538,000	Nisshin Oillio Group Ltd	6,243,303	2,875,596	9,118,899
			TOTAL FOOD AND KINDRED PRODUCTS	30,719,762	13,863,432	44,583,194
			FOOD STORES—0.04%
39	126	165	* Casino Guichard-Perrachon S.A. Wts 12/15/05	—	2	2
25,151	11,903	37,054	Woolworths Ltd	319,405	151,162	470,567
			TOTAL FOOD STORES	319,405	151,164	470,569
			GENERAL BUILDING CONTRACTORS—0.77%
34,200	15,800	50,000	Daito Trust Construction Co Ltd	1,499,682	692,836	2,192,518
9,684,000	4,462,000	14,146,000	Shanghai Forte Land Co	3,432,825	1,581,709	5,014,534
128,000	60,000	188,000	Sumitomo Realty & Development Co Ltd	1,899,559	890,418	2,789,977
			TOTAL GENERAL BUILDING CONTRACTORS	6,832,066	3,164,963	9,997,029

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares		Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
			HEAVY CONSTRUCTION, EXCEPT BUILDING—3.57%
108,066	45,650	153,716	Multiplex Group	251,700	106,325	358,025
369,080	164,309	533,389	Vinci S.A.	31,882,914	14,193,806	46,076,720
			TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	32,134,614	14,300,131	46,434,745
			HOLDING AND OTHER INVESTMENT OFFICES—8.85%
35,091	16,399	51,490	Housing Development Finance Corp	829,605	387,697	1,217,302
300,000	1,000	301,000	iShares MSCI EAFE Index Fund	17,430,000	58,100	17,488,100
325,481	144,664	470,145	Julius Baer Holding AG.	25,573,958	11,366,658	36,940,616
629,292	291,178	920,470	Macquarie Infrastructure Group	1,927,042	891,656	2,818,698
87,255	38,627	125,882	Nobel Biocare Holding AG.	20,642,059	9,138,053	29,780,112
1,900,300	883,500	2,783,800	Noble Group Ltd	1,788,385	831,468	2,619,853
2,163,000	995,000	3,158,000	Orient Corp	9,885,601	4,547,468	14,433,069
46,200	21,400	67,600	Softbank Corp	2,568,026	1,189,518	3,757,544
383,000	176,000	559,000	Sumitomo Corp	4,048,297	1,860,314	5,908,611
			TOTAL HOLDING AND OTHER INVESTMENT OFFICES	84,692,973	30,270,932	114,963,905
			HOTELS AND OTHER LODGING PLACES—4.05%
718,505	320,095	1,038,600	Accor S.A.	36,400,483	16,216,467	52,616,950
			TOTAL HOTELS AND OTHER LODGING PLACES	36,400,483	16,216,467	52,616,950
			INDUSTRIAL MACHINERY AND EQUIPMENT—5.14%
2,420,447	1,111,381	3,531,828	Futuris Corp Ltd	3,900,071	1,790,770	5,690,841
433,000	202,000	635,000	Komatsu Ltd	5,906,282	2,755,356	8,661,638
524,000	240,000	764,000	NSK Ltd	2,894,159	1,325,569	4,219,728
482,517	215,047	697,564	Rheinmetall AG.	31,996,068	14,259,930	46,255,998
32,100	14,900	47,000	Riso Kagaku Corp	777,435	360,865	1,138,300
26,700	12,400	39,100	* Riso Kagaku Corp (when issued)	527,687	245,068	772,755
			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	46,001,702	20,737,558	66,739,260
			INSTRUMENTS AND RELATED PRODUCTS—0.26%
51,100	23,500	74,600	Tokyo Seimitsu Co Ltd	2,312,890	1,063,658	3,376,548
			TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,312,890	1,063,658	3,376,548
			INSURANCE CARRIERS—1.14%
610,000	284,000	894,000	Aioi Insurance Co Ltd	3,638,257	1,693,877	5,332,134
332,368	152,485	484,853	AMP Ltd	1,888,368	866,352	2,754,720
303,372	139,183	442,555	Insurance Australia Group Ltd	1,264,919	580,328	1,845,247
294,000	134,000	428,000	Nipponkoa Insurance Co Ltd	2,269,719	1,034,498	3,304,217
284,629	128,220	412,849	Promina Group Ltd	1,086,785	489,576	1,576,361
			TOTAL INSURANCE CARRIERS	10,148,048	4,664,631	14,812,679
			LOCAL AND INTERURBAN PASSENGER TRANSIT—0.23%
266	122	388	Central Japan Railway Co	2,074,678	951,544	3,026,222
			TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,074,678	951,544	3,026,222

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares			Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
				METAL MINING—1.17%
357,590	163,851	521,441		BHP Billiton Ltd	6,075,890	2,784,028	8,859,918
63,100	29,404	92,504		Rio Tinto Ltd	2,849,740	1,327,951	4,177,691
413,570	192,771	606,341		Zinifex Ltd	1,440,152	671,276	2,111,428
				TOTAL METAL MINING	10,365,782	4,783,255	15,149,037
				MISCELLANEOUS RETAIL—0.30%
1,217,625	556,455	1,774,080		Pacific Brands Ltd	2,650,043	1,211,070	3,861,113
				TOTAL MISCELLANEOUS RETAIL	2,650,043	1,211,070	3,861,113
				NONDEPOSITORY INSTITUTIONS—5.97%
368,509	169,003	537,512		Deutsche Postbank AG.	20,219,771	9,273,049	29,492,820
494,866	220,287	715,153		Hypo Real Estate Holding AG.	25,094,480	11,170,676	36,265,156
24,720	11,800	36,520		ICICI Bank Ltd	338,315	161,493	499,808
282,832	131,833	414,665		Industrial Development Bank of India Ltd	792,560	369,426	1,161,986
899,450	416,880	1,316,330	*	Infrastructure Development Finance Co Ltd	1,451,518	672,754	2,124,272
23,874	11,128	35,002		Macquarie Bank Ltd	1,373,735	640,317	2,014,052
1,541,000	710,000	2,251,000		Nissin Co Ltd	2,053,035	945,915	2,998,950
1,541,000	710,000	2,251,000	v*	Nissin Co Ltd	2,012,246	927,122	2,939,368
				TOTAL NONDEPOSITORY INSTITUTIONS	53,335,660	24,160,752	77,496,412
				OIL AND GAS EXTRACTION—0.97%
400,664	186,755	587,419		Origin Energy Ltd	2,236,620	1,042,519	3,279,139
5,733,000	2,662,000	8,395,000		PetroChina Co Ltd (Class H)	4,803,519	2,230,415	7,033,934
57,533	26,808	84,341		Woodside Petroleum Ltd	1,581,663	736,990	2,318,653
				TOTAL OIL AND GAS EXTRACTION	8,621,802	4,009,924	12,631,726
				PAPER AND ALLIED PRODUCTS—0.61%
665,900	310,400	976,300		Carter Holt Harvey Ltd	1,163,572	542,383	1,705,955
279,000	130,000	409,000		NGK Insulators Ltd	3,552,118	1,655,109	5,207,227
201	93	294		Nippon Paper Group, Inc	728,878	337,242	1,066,120
				TOTAL PAPER AND ALLIED PRODUCTS	5,444,568	2,534,734	7,979,302
				PETROLEUM AND COAL PRODUCTS—9.63%
1,298,915	577,480	1,876,395		BP plc	15,476,432	6,880,612	22,357,044
385	386	771	*	China Shenhua Energy Co Ltd	452	453	905
585,257	261,989	847,246		ENI S.p.A.	17,435,751	7,805,076	25,240,827
1,429,550	636,965	2,066,515		Fortum Oyj	28,783,071	12,824,881	41,607,952
490,000	228,000	718,000		Nippon Oil Corp	4,344,891	2,021,705	6,366,596
254,480	113,840	368,320		Repsol YPF S.A.	8,271,701	3,700,293	11,971,994
218,248	97,860	316,108		Royal Dutch Shell plc (A Shares)	7,239,425	3,246,078	10,485,503
3,702	1,239	4,941		Royal Dutch Shell plc (B Shares)	128,234	42,918	171,152
17,248	7,724	24,972		Total S.A.	4,722,557	2,114,856	6,837,413
				TOTAL PETROLEUM AND COAL PRODUCTS	86,402,514	38,636,872	125,039,386

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares		Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
			PRIMARY METAL INDUSTRIES—1.20%
271,000	126,000	397,000	NEOMAX Co Ltd	7,699,135	3,579,672	11,278,807
790,000	366,000	1,156,000	Nippon Steel Corp	2,969,296	1,375,648	4,344,944
			TOTAL PRIMARY METAL INDUSTRIES	10,668,431	4,955,320	15,623,751
			PRINTING AND PUBLISHING—0.00%
—	936	936	# Singapore Press Holdings Ltd	—	2,560	2,560
			TOTAL PRINTING AND PUBLISHING	—	2,560	2,560
			RAILROAD TRANSPORTATION—0.26%
341,908	159,368	501,276	Brambles Industries Ltd	2,313,329	1,078,275	3,391,604
			TOTAL RAILROAD TRANSPORTATION	2,313,329	1,078,275	3,391,604
			REAL ESTATE—0.47%
40	20	60	* City Developments Ltd Wts 05/10/06	161	81	242
386,000	180,000	566,000	Tokyo Tatemono Co Ltd	3,146,850	1,467,443	4,614,293
81,055	38,019	119,074	Westfield Group	1,039,881	487,758	1,527,639
			TOTAL REAL ESTATE	4,186,892	1,955,282	6,142,174
			SECURITY AND COMMODITY BROKERS—0.64%
439,000	202,000	641,000	Itochu Corp	3,025,049	1,391,936	4,416,985
216,900	100,700	317,600	Matsui Securities Co Ltd	2,639,007	1,225,210	3,864,217
			TOTAL SECURITY AND COMMODITY BROKERS	5,664,056	2,617,146	8,281,202
			STONE, CLAY, AND GLASS PRODUCTS—3.03%
882,358	410,689	1,293,047	CSR Ltd	2,088,820	972,231	3,061,051
285,120	127,060	412,180	Holcim Ltd	19,008,000	8,470,667	27,478,667
14,900	6,900	21,800	Hoya Corp	495,615	229,513	725,128
597,000	274,000	871,000	Nippon Sheet Glass Co Ltd	2,691,609	1,235,345	3,926,954
888,000	407,000	1,295,000	Sumitomo Osaka Cement Co Ltd	2,836,210	1,299,929	4,136,139
			TOTAL STONE, CLAY, AND GLASS PRODUCTS	27,120,254	12,207,685	39,327,939
			TRANSPORTATION BY AIR—0.10%
98,500	46,500	145,000	Swire Pacific Ltd (A Shs)	907,199	428,272	1,335,471
			TOTAL TRANSPORTATION BY AIR	907,199	428,272	1,335,471
			TRANSPORTATION EQUIPMENT—8.53%
616,161	274,688	890,849	DaimlerChrysler AG.	32,790,485	14,618,181	47,408,666
14,180	6,398	20,578	ElringKlinger AG.	620,589	280,009	900,598
2,842,835	1,268,014	4,110,849	* Fiat S.p.A.	25,500,336	11,374,133	36,874,469
360,000	168,000	528,000	Keppel Corp Ltd	2,706,126	1,262,859	3,968,985
31,000	14,000	45,000	Mitsuba Corp	344,353	155,514	499,867
14,800	6,700	21,500	Toyota Industries Corp	492,289	222,860	715,149
305,400	140,900	446,300	Toyota Motor Corp	14,011,646	6,464,443	20,476,089
			TOTAL TRANSPORTATION EQUIPMENT	76,465,824	34,377,999	110,843,823

Institutional International Equity Fund Shares	Retail International Equity Fund Shares	Combined Pro-Forma International Equity Fund Shares		Institutional International Equity Fund Value	Retail International Equity Fund Value	Combined Pro-Forma International Equity Fund Value
			TRANSPORTATION SERVICES—0.14%
2,572,000	1,178,000	3,750,000	* COSCO Holdings	1,243,273	569,431	1,812,704
328	162	490	Ship Finance International Ltd	6,560	3,240	9,800
			TOTAL TRANSPORTATION SERVICES	1,249,833	572,671	1,822,504
			WATER TRANSPORTATION—0.31%
347,000	162,000	509,000	Mitsui OSK Lines Ltd	2,776,857	1,296,400	4,073,257
			TOTAL WATER TRANSPORTATION	2,776,857	1,296,400	4,073,257
			WHOLESALE TRADE-DURABLE GOODS—0.60%
165,800	76,400	242,200	Terumo Corp	5,339,421	2,460,385	7,799,806
			TOTAL WHOLESALE TRADE-DURABLE GOODS	5,339,421	2,460,385	7,799,806
			WHOLESALE TRADE-NONDURABLE GOODS—0.09%
44,360	20,530	64,890	Reliance Industries Ltd	800,680	370,558	1,171,238
			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	800,680	370,558	1,171,238
			TOTAL COMMON STOCKS	888,768,773	393,063,731	1,281,832,504
			(Cost $1,093,191,233)
PRINCIPAL
			SHORT-TERM INVESTMENTS—0.18%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.18%
$2,390,000	—	$2,390,000	Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	2,390,000	—	2,390,000
			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,390,000	—	2,390,000
			TOTAL SHORT-TERM INVESTMENTS	2,390,000	—	2,390,000
			(Cost $2,389,578)
			TOTAL PORTFOLIO—98.86%
			(Cost $1,095,580,811)	891,158,773	393,063,731	1,284,222,504
			OTHER ASSETS & LIABILITIES, NET—1.14%	8,717,747	6,076,490	14,794,237
			NET ASSETS—100.00%	$899,876,520	$399,140,221	$1,299,016,741
			* Non-income producing
			v Security valued at fair value.
			ABBREVIATION:
			ADR—American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Retail International Equity Fund / Institutional International Equity Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2005

	Retail International Equity Fund	Institutional International Equity Fund	Adjustments to Pro Forma	Institutional International Equity Fund (new) Pro Forma Combined
ASSETS
Portfolio investments, at value	$393,063,731	$891,158,773	$—	$1,284,222,504
Cash	231,388	—	—	231,388
Cash-foreign	928,343	3,684,573	—	4,612,916
Receivable for securities transactions	21,505,699	27,849,677	—	49,355,376
Receivable from Fund shares sold	258,851	9,521,582	—	9,780,433
Dividends and interest receivable	533,531	1,167,269	—	1,700,800
Reclaims receivable	353,000	927,615	—	1,280,615
Total assets	416,874,543	934,309,489	—	1,351,184,032

LIABILITIES
Accrued expenses	165,337	582,463	—	747,800
Due to custodian	—	1,411	—	1,411
Payable for securities transactions	17,472,219	26,017,332	—	43,489,551
Payable for Fund shares redeemed	62,105	7,831,763	—	7,893,868
Income distribution payable	34,661	—	—	34,661
Total liabilities	17,734,322	34,432,969	—	52,167,291

Net Assets	$399,140,221	$899,876,520	$—	$1,299,016,741

Net Assets by Class:
Retirement Class	$—	$231,867,062	$—	$231,867,062
Institutional Class	$—	$668,009,458	$—	$668,009,458
Retail Class	$399,140,221	$—	$—	$399,140,221
	$399,140,221	$899,876,520	$—	$1,299,016,741

Shares Outstanding by Class:
Retirement Class	—	18,678,339	—	18,678,339
Institutional Class	—	54,894,656	—	54,894,656
Retail Class	33,929,306	—	(1,776,070)	32,153,236
	33,929,306	73,572,995	(1,776,070)	105,726,231

Net Asset Value per Share by Class:
Retirement Class	$—	$12.41	$—	$12.41
Institutional Class	$—	$12.17	$—	$12.17
Retail Class	$11.76	$—	$—	$12.41

Retail International Equity Fund / Institutional International Equity Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2005

	Retail International Equity Fund	Institutional International Equity Fund	Adjustments to Pro Forma	Institutional International Equity Fund (new) Pro Forma Combined
Investment Income:
Interest	$2,376	$92,095	$—	$94,471
Dividends	8,710,433	17,311,590	—	26,022,023
Foreign taxes withheld	(991,635)	(1,259,145)	—	(2,250,780)
Total Income	7,721,174	16,144,540	—	23,865,714

Expenses
Investment management fees	1,766,464	682,580	3,144,056	5,593,100
Service Agreement Fees—Retirement Class	—	531,918	—	531,918
Service Agreement Fees—Institutional Class	—	180,589	—	180,589
Service Agreement Fees—Retail Class	—	—	—	—
Custody fees	—	530,893	33,559	564,452
Audit fees	—	45,505	33,559	79,064
Registration fees—Retirement Class	—	67,272	6,261	73,533
Registration fees—Institutional Class	—	18,058	24,094	42,152
Registration fees—Retail Class	—	—	14,390	14,390
Trustee fees and expenses	—	7,586	—	7,586
Interest	—	82,111	—	82,111
Total expenses before expense reimbursement	1,766,464	2,146,512	3,255,919	7,168,895
Less expenses reimbursed by the investment advisor	—	—	—	—
Net expenses	1,766,464	2,146,512	3,255,919	7,168,895
Net investment income	5,954,710	13,998,028	(3,255,919)	16,696,819

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	34,447,380	56,891,396	—	91,338,776
Futures transactions	—	—	—	—
Foreign currency transactions	(45,784)	138,322	—	92,538
Net realized gain/(loss) on investments	34,401,596	57,029,718	—	91,431,314

Change in unrealized appreciation/(depreciation) on:
Securities	42,223,611	103,499,428	—	145,723,039
Futures transactions	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(24,535)	(34,686)	—	(59,221)
Net change in unrealized appreciation/
(depreciation) of investments	42,199,076	103,464,742	—	145,663,818
Net realized and unrealized gain/(loss) on investments	76,600,672	160,494,460	—	237,095,132
Net Increase/(Decrease) in Net Assets Resulting From Operations	$82,555,382	$174,492,488	$(3,255,919)	253,791,951

RETAIL GROWTH & INCOME FUND / INSTITUTIONAL GROWTH & INCOME FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2005

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
			COMMON STOCKS—99.92%
			APPAREL AND ACCESSORY STORES—0.35%
23,811	61,554	85,365	*	Urban Outfitters, Inc	$700,043	$1,809,688	$2,509,731
				TOTAL APPAREL AND ACCESSORY STORES	700,043	1,809,688	2,509,731
			BUILDING MATERIALS AND GARDEN SUPPLIES—0.30%
15,588	40,348	55,936		Home Depot, Inc	594,526	1,538,873	2,133,399
				TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	594,526	1,538,873	2,133,399
			BUSINESS SERVICES—7.11%
53,443	137,969	191,412		Adobe Systems, Inc	1,595,274	4,118,375	5,713,649
40,204	103,384	143,588		Automatic Data Processing, Inc	1,730,380	4,449,647	6,180,027
7,949	20,612	28,561		Ctrip.com International Ltd	509,372	1,320,817	1,830,189
11,895	30,877	42,772	*	Electronic Arts, Inc	676,707	1,756,593	2,433,300
27,665	72,654	100,319	*	Electronics for Imaging, Inc	634,635	1,666,683	2,301,318
3,232	8,390	11,622	*	Google, Inc (Class A)	1,022,799	2,655,099	3,677,898
178,885	459,717	638,602		Microsoft Corp	4,602,711	11,828,518	16,431,229
75,330	194,600	269,930	*	Oracle Corp	933,339	2,411,094	3,344,433
6,726	17,414	24,140	*	Pixar	299,374	775,097	1,074,471
37,061	97,084	134,145	*	VeriSign, Inc	791,994	2,074,685	2,866,679
40,385	104,468	144,853	*	Yahoo!, Inc	1,366,628	3,535,197	4,901,825
				TOTAL BUSINESS SERVICES	14,163,213	36,591,805	50,755,018
			CHEMICALS AND ALLIED PRODUCTS—12.15%
21,542	55,514	77,056	*	Amgen, Inc	1,716,251	4,422,800	6,139,051
34,800	88,850	123,650		AstraZeneca plc, ADR	1,639,080	4,184,835	5,823,915
13,915	35,866	49,781		Dow Chemical Co	579,838	1,494,536	2,074,374
27,225	70,176	97,401		Eli Lilly & Co	1,457,082	3,755,820	5,212,902
12,375	32,125	44,500	*	Genzyme Corp	886,545	2,301,435	3,187,980
19,755	51,876	71,631	*	Gilead Sciences, Inc	963,254	2,529,474	3,492,728
51,615	132,380	183,995		Gillette Co	3,003,993	7,704,516	10,708,509
9,225	23,948	33,173		Lyondell Chemical Co	264,020	685,392	949,412
22,341	58,421	80,762		Monsanto Co	1,401,898	3,665,918	5,067,816
15,710	41,335	57,045		Novartis AG , ADR	801,210	2,108,085	2,909,295
86,739	222,856	309,595		Pfizer, Inc	2,165,873	5,564,714	7,730,587
27,089	70,160	97,249	*	Protein Design Labs, Inc	758,492	1,964,480	2,722,972
5,784	14,908	20,692		Roche Holding AG. (Genusscheine)	806,642	2,079,083	2,885,725
117,700	303,839	421,539		Schering-Plough Corp	2,477,585	6,395,811	8,873,396
11,685	30,331	42,016	*	Sepracor, Inc	689,298	1,789,226	2,478,524
51,638	133,929	185,567		Teva Pharmaceutical Industries Ltd, ADR	1,725,742	4,475,907	6,201,649

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
61,787	159,682	221,469		Wyeth	2,858,884	7,388,486	10,247,370
				TOTAL CHEMICALS AND ALLIED PRODUCTS	24,195,687	62,510,518	86,706,205
			COMMUNICATIONS—2.22%
48,526	125,964	174,490		BCE, Inc	1,331,553	3,456,452	4,788,005
95,984	247,929	343,913		Sprint Nextel Corp	2,282,500	5,895,752	8,178,252
19,703	51,462	71,165	*	Telus Corp (non vtg)	802,700	2,096,562	2,899,262
				TOTAL COMMUNICATIONS	4,416,753	11,448,766	15,865,519
			DEPOSITORY INSTITUTIONS—9.09%
110,456	283,678	394,134		Bank of America Corp	4,650,198	11,942,844	16,593,042
66,943	173,365	240,308		Citigroup, Inc	3,047,245	7,891,575	10,938,820
90,679	232,909	323,588		JPMorgan Chase & Co	3,076,739	7,902,602	10,979,341
63	99	162		National City Corp	2,107	3,311	5,418
64,928	165,358	230,286		Northern Trust Corp	3,282,110	8,358,847	11,640,957
20,000	51,400	71,400		PNC Financial Services Group, Inc	1,160,400	2,982,228	4,142,628
81,729	210,811	292,540		US Bancorp	2,294,950	5,919,573	8,214,523
10,977	28,510	39,487		Wells Fargo & Co	642,923	1,669,831	2,312,754
				TOTAL DEPOSITORY INSTITUTIONS	18,156,672	46,670,811	64,827,483
			EATING AND DRINKING PLACES—1.54%
81,755	210,615	292,370		Brinker International, Inc	3,070,718	7,910,699	10,981,417
				TOTAL EATING AND DRINKING PLACES	3,070,718	7,910,699	10,981,417
			ELECTRIC, GAS, AND SANITARY SERVICES—3.17%
63,300	162,100	225,400	*	Allegheny Energy, Inc	1,944,576	4,979,712	6,924,288
33,904	87,401	121,305		Exelon Corp	1,811,830	4,670,709	6,482,539
33,967	87,562	121,529		FPL Group, Inc	1,616,829	4,167,951	5,784,780
23,930	62,615	86,545		PG&E Corp	939,253	2,457,639	3,396,892
				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,312,488	16,276,011	22,588,499
			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—12.25%
31,675	81,641	113,316		Analog Devices, Inc	1,176,409	3,032,147	4,208,556
50,513	155,437	205,950	*	ATI Technologies, Inc	704,151	2,166,792	2,870,943
25,200	66,606	91,806	*	Broadcom Corp (Class A)	1,182,132	3,124,487	4,306,619
157,306	392,633	549,939	*	Cisco Systems, Inc	2,820,497	7,039,910	9,860,407
8,887	22,906	31,793		Emerson Electric Co	638,087	1,644,651	2,282,738
196,465	506,454	702,919		General Electric Co	6,614,977	17,052,306	23,667,283
19,486	50,583	70,069		Harris Corp	814,515	2,114,369	2,928,884
49,757	127,705	177,462		Honeywell International, Inc	1,865,887	4,788,938	6,654,825
101,535	261,706	363,241		Intel Corp	2,502,838	6,451,053	8,953,891
112,619	287,555	400,174		Motorola, Inc	2,487,754	6,352,090	8,839,844
58,850	151,224	210,074		Qualcomm, Inc	2,633,537	6,767,274	9,400,811

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
34,064	89,241	123,305		Xilinx, Inc	948,682	2,485,362	3,434,044
				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	24,389,466	63,019,379	87,408,845
			FOOD AND KINDRED PRODUCTS—2.30%
30,441	78,921	109,362		Coca-Cola Co	1,314,747	3,408,598	4,723,345
57,571	148,398	205,969		PepsiCo, Inc	3,264,851	8,415,651	11,680,502
				TOTAL FOOD AND KINDRED PRODUCTS	4,579,598	11,824,249	16,403,847
			FOOD STORES—0.52%
13,764	35,477	49,241	*	Caribou Coffee Co, Inc	156,221	402,664	558,885
41,600	111,305	152,905	*	Kroger Co	856,544	2,291,770	3,148,314
				TOTAL FOOD STORES	1,012,765	2,694,434	3,707,199
			FURNITURE AND HOMEFURNISHINGS STORES—1.85%
44,135	113,656	157,791	*	Bed Bath & Beyond, Inc	1,773,344	4,566,698	6,340,042
35,078	90,347	125,425		Best Buy Co, Inc	1,526,945	3,932,805	5,459,750
6,042	15,727	21,769	*	Electronics Boutique Holdings Corp	379,679	988,285	1,367,964
				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,679,968	9,487,788	13,167,756
			GENERAL MERCHANDISE STORES—1.68%
23,600	62,500	86,100		Target Corp	1,225,548	3,245,625	4,471,173
48,098	123,973	172,071		Wal-Mart Stores, Inc	2,107,654	5,432,497	7,540,151
				TOTAL GENERAL MERCHANDISE STORES	3,333,202	8,678,122	12,011,324
			HEALTH SERVICES—2.99%
38,892	99,648	138,540	*	Coventry Health Care, Inc	3,345,490	8,571,721	11,917,211
28,437	73,153	101,590	*	Express Scripts, Inc	1,768,781	4,550,117	6,318,898
22,341	57,984	80,325		Manor Care, Inc	858,118	2,227,165	3,085,283
				TOTAL HEALTH SERVICES	5,972,389	15,349,003	21,321,392
			HEAVY CONSTRUCTION, EXCEPT BUILDING—0.60%
25,800	64,146	89,946	*	Alstom RGPT	1,228,678	3,054,837	4,283,515
				TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,228,678	3,054,837	4,283,515
			HOLDING AND OTHER INVESTMENT OFFICES—0.83%
42,617	110,622	153,239		iShares MSCI Japan Index Fund	519,501	1,348,482	1,867,983
212,859	555,951	768,810		Macquarie Infrastructure Group	651,825	1,702,454	2,354,279
6,200	7,700	13,900		SPDR Trust Series 1	762,848	947,408	1,710,256
				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,934,174	3,998,344	5,932,518
			HOTELS AND OTHER LODGING PLACES—1.12%
100,044	257,529	357,573		Hilton Hotels Corp	2,232,982	5,748,047	7,981,029
				TOTAL HOTELS AND OTHER LODGING PLACES	2,232,982	5,748,047	7,981,029

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
			INDUSTRIAL MACHINERY AND EQUIPMENT—4.62%
20,843	53,725	74,568	*	Apple Computer, Inc	1,117,393	2,880,197	3,997,590
6,708	17,375	24,083	*	Cooper Cameron Corp	495,923	1,284,534	1,780,457
24,051	62,920	86,971	*	Dell, Inc	822,544	2,151,864	2,974,408
55,054	142,591	197,645	*	EMC Corp	712,399	1,845,127	2,557,526
103,446	259,674	363,120		Hewlett-Packard Co	3,020,623	7,582,481	10,603,104
38,495	98,808	137,303		International Business Machines Corp	3,088,069	7,926,378	11,014,447
				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,256,951	23,670,581	32,927,532
			INSTRUMENTS AND RELATED PRODUCTS—3.05%
11,650	30,028	41,678		Cooper Cos, Inc	892,507	2,300,445	3,192,952
18,970	49,087	68,057	*	Fisher Scientific International, Inc	1,177,089	3,045,848	4,222,937
35,996	92,741	128,737		Johnson & Johnson	2,277,827	5,868,650	8,146,477
22,168	57,995	80,163	*	St. Jude Medical, Inc	1,037,462	2,714,166	3,751,628
26,802	69,564	96,366		Tektronix, Inc	676,214	1,755,100	2,431,314
				TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,061,099	15,684,209	21,745,308
			INSURANCE CARRIERS—4.83%
23,686	61,031	84,717		ACE Ltd	1,114,900	2,872,729	3,987,629
15,053	38,786	53,839		Aflac, Inc	681,901	1,757,006	2,438,907
79,310	197,377	276,687		American International Group, Inc	4,914,048	12,229,479	17,143,527
15,465	40,571	56,036		Assurant, Inc	588,598	1,544,132	2,132,730
55,362	140,420	195,782		St. Paul Travelers Cos, Inc	2,484,093	6,300,645	8,784,738
				TOTAL INSURANCE CARRIERS	9,783,540	24,703,991	34,487,531
			METAL MINING—0.65%
16,103	41,799	57,902		Companhia Vale do Rio Doce, ADR	706,278	1,833,304	2,539,582
4,438	11,520	15,958		Phelps Dodge Corp	576,629	1,496,794	2,073,423
				TOTAL METAL MINING	1,282,907	3,330,098	4,613,005
			MISCELLANEOUS RETAIL—0.21%
107,538	281,735	389,273	*	Rite Aid Corp	417,247	1,093,132	1,510,379
				TOTAL MISCELLANEOUS RETAIL	417,247	1,093,132	1,510,379
			MOTION PICTURES—2.48%
36,034	93,519	129,553	*	DreamWorks Animation SKG, Inc (Class A)	996,700	2,586,735	3,583,435
50,987	132,164	183,151		News Corp (Class A)	794,887	2,060,437	2,855,324
135,977	350,205	486,182		Time Warner, Inc	2,462,544	6,342,213	8,804,757
20,303	53,447	73,750		Viacom, Inc (Class B)	670,202	1,764,285	2,434,487
				TOTAL MOTION PICTURES	4,924,333	12,753,670	17,678,003
			NONDEPOSITORY INSTITUTIONS—2.86%
39,026	100,600	139,626		American Express Co	2,241,653	5,778,464	8,020,117
37,169	95,803	132,972		Fannie Mae	1,665,915	4,293,890	5,959,805
33,092	86,054	119,146		SLM Corp	1,775,055	4,615,937	6,390,992
				TOTAL NONDEPOSITORY INSTITUTIONS	5,682,623	14,688,291	20,370,914

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
			OIL AND GAS EXTRACTION—2.61%
45,117	115,962	161,079		ENSCO International, Inc	2,102,001	5,402,670	7,504,671
23,493	60,749	84,242		Halliburton Co	1,609,740	4,162,521	5,772,261
17,702	45,738	63,440		Schlumberger Ltd	1,493,695	3,859,372	5,353,067
				TOTAL OIL AND GAS EXTRACTION	5,205,436	13,424,563	18,629,999
			PETROLEUM AND COAL PRODUCTS—7.16%
38,618	98,968	137,586		ConocoPhillips	2,699,784	6,918,853	9,618,637
17,241	44,642	61,883	*	Encana Corp	1,005,323	2,603,075	3,608,398
29,199	75,098	104,297		EOG Resources, Inc	2,187,005	5,624,840	7,811,845
113,804	293,040	406,844		Exxon Mobil Corp	7,231,106	18,619,762	25,850,868
16,814	44,465	61,279		Marathon Oil Corp	1,158,989	3,064,972	4,223,961
				TOTAL PETROLEUM AND COAL PRODUCTS	14,282,207	36,831,502	51,113,709
			PRINTING AND PUBLISHING—0.53%
34,700	90,500	125,200		Harte-Hanks, Inc	917,121	2,391,915	3,309,036
8,536	21,885	30,421	*	VistaPrint Ltd	130,174	333,746	463,920
				TOTAL PRINTING AND PUBLISHING	1,047,295	2,725,661	3,772,956
			RAILROAD TRANSPORTATION—0.66%
27,635	73,265	100,900		CSX Corp	1,284,475	3,405,357	4,689,832
				TOTAL RAILROAD TRANSPORTATION	1,284,475	3,405,357	4,689,832
			SECURITY AND COMMODITY BROKERS—2.10%
18,574	47,288	65,862		Lehman Brothers Holdings, Inc	2,163,500	5,508,106	7,671,606
32,561	83,682	116,243		Morgan Stanley	1,756,340	4,513,807	6,270,147
10,471	27,122	37,593	*	Refco, Inc	296,015	766,739	1,062,754
				TOTAL SECURITY AND COMMODITY BROKERS	4,215,855	10,788,652	15,004,507
			TOBACCO PRODUCTS—4.26%
115,554	296,277	411,831		Altria Group, Inc	8,517,485	21,838,578	30,356,063
				TOTAL TOBACCO PRODUCTS	8,517,485	21,838,578	30,356,063
			TRANSPORTATION EQUIPMENT—2.61%
26,086	68,014	94,100		Boeing Co	1,772,544	4,621,551	6,394,095
8,900	23,400	32,300		General Dynamics Corp	1,063,995	2,797,470	3,861,465
43,100	110,800	153,900		Northrop Grumman Corp	2,342,485	6,021,980	8,364,465
				TOTAL TRANSPORTATION EQUIPMENT	5,179,024	13,441,001	18,620,025
			TRANSPORTATION SERVICES—0.62%
16,617	40,374	56,991		UTI Worldwide, Inc	1,291,141	3,137,060	4,428,201
				TOTAL TRANSPORTATION SERVICES	1,291,141	3,137,060	4,428,201
			WHOLESALE TRADE-DURABLE GOODS—0.20%
11,600	30,000	41,600		Finning International, Inc	400,193	1,034,982	1,435,175
				TOTAL WHOLESALE TRADE-DURABLE GOODS	400,193	1,034,982	1,435,175

Institutional Growth & Income Fund Shares	Retail Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares			Institutional Growth & Income Fund Value	Retail Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value
			WHOLESALE TRADE-NONDURABLE GOODS—0.40%
22,554	58,724	81,278	*	United Natural Foods, Inc	797,510	2,076,481	2,873,991
				TOTAL WHOLESALE TRADE-NONDURABLE GOODS	797,510	2,076,481	2,873,991
				TOTAL COMMON STOCKS	199,602,643	513,239,183	712,841,826
				(Cost $672,155,382)
Principal
			SHORT-TERM INVESTMENTS—0.19%
				U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.19%
$ 120,000	$1,250,000	$1,370,000		Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	120,000	1,250,000	1,370,000
				TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	120,000	1,250,000	1,370,000
				TOTAL SHORT-TERM INVESTMENTS	120,000	1,250,000	1,370,000
				(Cost $1,369,758)
				TOTAL PORTFOLIO—100.11%	199,722,643	514,489,183	714,211,826
				(Cost $673,525,140)
				OTHER ASSETS & LIABILITIES, NET—(0.11)%	207,688	(1,000,429)	(792,741)
				NET ASSETS—100.00%	$199,930,331	$513,488,754	$713,419,085
			*	Non-income producing
			ABBREVIATION:
			ADR—American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Retail Growth & Income Fund / Institutional Growth & Income Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2005

	Retail Growth & Income Fund	Institutional Growth & Income Fund	Adjustments to Pro Forma	Institutional Growth & Income Fund (new) Pro Forma Combined
ASSETS
Portfolio investments, at value	$514,489,183	$199,722,643	$—	$714,211,826
Cash	472,958	7,842	—	480,800
Cash-foreign	2	3	—	5
Receivable for securities transactions	14,032,236	5,150,863	—	19,183,099
Receivable from Fund shares sold	42,615	303,872	—	346,487
Dividends and interest receivable	640,011	251,881	—	891,892
Reclaims receivable	10,359	1,270	—	11,629
Total assets	529,687,364	205,438,374	—	735,125,738

LIABILITIES
Accrued expenses	188,556	45,947	—	234,503
Due to custodian	—	—	—	—
Payable for securities transactions	15,733,687	5,461,375	—	21,195,062
Payable for Fund shares redeemed	276,367	—	—	276,367
Income distribution payable	—	721	—	721
Total liabilities	16,198,610	5,508,043	—	21,706,653

Net Assets	$513,488,754	$199,930,331	$—	$713,419,085

Net Assets by Class:
Retirement Class	$—	$58,731,251	$—	$58,731,251
Institutional Class	$—	$141,199,080	$—	$141,199,080
Retail Class	$513,488,754	$—	$—	$513,488,754
	$513,488,754	$199,930,331	$—	$713,419,085

Shares Outstanding by Class:
Retirement Class	—	6,443,046	(1,767,249)	4,675,797
Institutional Class	—	15,606,891	(4,365,546)	11,241,345
Retail Class	40,880,608	—	—	40,880,608
	40,880,608	22,049,937	(6,132,795)	56,797,750

Net Asset Value per Share by Class:
Retirement Class	$—	$9.12	$—	$12.56
Institutional Class	$—	$9.05	$—	$12.56
Retail Class	$12.56	$—	$—	$12.56

Retail Growth & Income Fund / Institutional Growth & Income Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2005

	Retail Growth & Income Fund	Institutional Growth & Income Fund	Adjustments to Pro Forma	Institutional Growth & Income Fund (new) Pro Forma Combined
Investment Income:
Interest	$28,640	$86,831	$—	$115,471
Dividends	10,094,265	9,287,206	—	19,381,471
Foreign taxes withheld	(23,282)	(10,091)	—	(33,373)
Total Income	10,099,623	9,363,946	—	19,463,569
Expenses
Investment management fees	2,216,204	346,133	1,701,399	4,263,736
Service Agreement Fees—Retirement Class	—	160,765	—	160,765
Service Agreement Fees—Institutional Class	—	154,153	—	154,153
Service Agreement Fees—Retail Class	—	—	—	—
Custody fees	—	43,263	47,375	90,638
Audit fees	—	25,958	47,375	73,333
Registration fees—Retirement Class	—	1,418	4,731	6,149
Registration fees—Institutional Class	—	11,560	38,584	50,144
Registration fees—Retail Class	—	—	51,435	51,435
Trustee fees and expenses	548	4,327	—	4,875
Interest	—	50,314	—	50,314
Total expenses before expense reimbursement	2,216,752	797,891	1,890,899	4,905,542
Less expenses reimbursed by the investment advisor	—	—	—	—
Net expenses	2,216,752	797,891	1,890,899	4,905,542
Net investment income	7,882,871	8,566,055	(1,890,899)	14,558,027
Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	35,571,241	48,725,832	—	84,297,073
Futures transactions	—	307,467	—	307,467
Foreign currency transactions	(15,452)	(14,417)	—	(29,869)
Net realized gain/(loss) on investments	35,555,789	49,018,882	—	84,574,671
Change in unrealized appreciation/(depreciation) on:
Securities	22,699,536	7,208,718	—	29,908,254
Futures transactions	—	79,121	—	79,121
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(400)	581	—	181
Net change in unrealized appreciation/ (depreciation) of investments	22,699,136	7,288,420	—	29,987,556
Net realized and unrealized gain/(loss) on investments	58,254,925	56,307,302	—	114,562,227
Net Increase/(Decrease) in Net Assets Resulting From Operations	$66,137,796	$64,873,357	$(1,890,899)	129,120,254

RETAIL EQUITY INDEX FUND / INSTITUTIONAL EQUITY INDEX FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2005

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			COMMON STOCKS—99.88%
			AGRICULTURAL PRODUCTION-CROPS—0.02%
156	200	356		Alico, Inc	$8,003	$10,260	$18,263
2,034	991	3,025		Chiquita Brands International, Inc	56,850	27,698	84,548
1,746	1,045	2,791		Delta & Pine Land Co	46,112	27,598	73,710
271	144	415	*	John B. Sanfilippo & Son	4,743	2,520	7,263
				TOTAL AGRICULTURAL PRODUCTION-CROPS	$115,708	$68,076	$183,784
			AGRICULTURAL PRODUCTION-LIVESTOCK—0.01%
818	461	1,279		Pilgrim’s Pride Corp	29,775	16,780	46,555
15	10	25		Seaboard Corp	20,595	13,730	34,325
				TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	50,370	30,510	80,880
			AMUSEMENT AND RECREATION SERVICES—0.18%
2,152	1,525	3,677	*	Alliance Gaming Corp	23,349	16,546	39,895
1,497	734	2,231	*	Argosy Gaming Co	70,344	34,491	104,835
476	273	749		Churchill Downs, Inc	16,812	9,642	26,454
237	299	536		Dover Downs Gaming & Entertainment, Inc	3,223	4,066	7,289
503	102	605		Dover Motorsports, Inc	3,441	698	4,139
7,931	4,816	12,747		Harrah’s Entertainment, Inc	517,022	313,955	830,977
1,562	879	2,441		International Speedway Corp (Class A)	81,958	46,121	128,079
963	611	1,574	*	Life Time Fitness, Inc	31,914	20,248	52,162
1,898	1,100	2,998	*	Magna Entertainment Corp (Class A)	12,641	7,326	19,967
1,107	570	1,677	*	Multimedia Games, Inc	10,749	5,535	16,284
3,122	1,802	4,924	*	Penn National Gaming, Inc	97,125	56,060	153,185
1,691	788	2,479	*	Pinnacle Entertainment, Inc	30,996	14,444	45,440
4,789	2,074	6,863	*	Six Flags, Inc	34,433	14,912	49,345
797	487	1,284		Speedway Motorsports, Inc	28,955	17,693	46,648
547	700	1,247	*	Sunterra Corp	7,182	9,191	16,373
1,300	856	2,156		Warner Music Group Corp	24,063	15,845	39,908
3,125	1,947	5,072		Westwood One, Inc	62,156	38,726	100,882
988	829	1,817	*	WMS Industries, Inc	27,792	23,320	51,112
614	325	939		World Wrestling Entertainment, Inc	7,982	4,225	12,207
				TOTAL AMUSEMENT AND RECREATION SERVICES	1,092,137	653,044	1,745,181
			APPAREL AND ACCESSORY STORES—0.62%
3,805	2,305	6,110		Abercrombie & Fitch Co (Class A)	189,679	114,904	304,583
2,434	1,561	3,995	*	Aeropostale, Inc	51,722	33,171	84,893
5,182	3,034	8,216		American Eagle Outfitters, Inc	121,932	71,390	193,322
3,164	1,968	5,132	*	AnnTaylor Stores Corp	84,004	52,250	136,254
768	370	1,138		Bebe Stores, Inc	13,440	6,475	19,915

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
350	100	450		Buckle, Inc	11,890	3,397	15,287
729	444	1,173		Burlington Coat Factory Warehouse Corp	27,731	16,890	44,621
594	269	863	*	Cache, Inc	9,047	4,097	13,144
806	481	1,287	*	Carter’s, Inc	45,781	27,321	73,102
1,531	792	2,323	*	Casual Male Retail Group, Inc	10,533	5,449	15,982
1,069	685	1,754		Cato Corp (Class A)	21,305	13,652	34,957
766	327	1,093	*	Charlotte Russe Holding, Inc	10,203	4,356	14,559
5,264	3,171	8,435	*	Charming Shoppes, Inc	56,167	33,835	90,002
8,030	4,872	12,902	*	Chico’s FAS, Inc	295,504	179,290	474,794
854	500	1,354	*	Children’s Place Retail Stores, Inc	30,437	17,820	48,257
1,609	933	2,542		Christopher & Banks Corp	22,317	12,941	35,258
4,058	2,312	6,370		Claire’s Stores, Inc	97,920	55,789	153,709
195	58	253		DEB Shops, Inc	4,239	1,261	5,500
872	618	1,490	*	Dress Barn, Inc	19,847	14,066	33,913
1,823	1,089	2,912		Finish Line, Inc (Class A)	26,598	15,888	42,486
6,866	4,196	11,062		Foot Locker, Inc	150,640	92,060	242,700
27,067	15,815	42,882		Gap, Inc	471,778	275,655	747,433
1,241	216	1,457		Goody’s Family Clothing, Inc	9,394	1,635	11,029
2,190	1,169	3,359	*	HOT Topic, Inc	33,638	17,956	51,594
906	455	1,361	*	Jo-Ann Stores, Inc	15,674	7,871	23,545
521	422	943	*	JOS A Bank Clothiers, Inc	22,518	18,239	40,757
13,712	8,191	21,903	*	Kohl’s Corp	688,068	411,024	1,099,092
15,106	9,011	24,117		Limited Brands, Inc	308,616	184,095	492,711
100	344	444	*	New York & Co, Inc	1,640	5,642	7,282
9,666	5,806	15,472		Nordstrom, Inc	331,737	199,262	530,999
3,310	2,109	5,419	*	Pacific Sunwear Of California, Inc	70,966	45,217	116,183
2,885	1,721	4,606	*	Payless Shoesource, Inc	50,199	29,945	80,144
6,485	3,966	10,451		Ross Stores, Inc	153,695	93,994	247,689
340	107	447	*	Shoe Carnival, Inc	5,409	1,702	7,111
1,149	709	1,858		Stage Stores, Inc	30,874	19,051	49,925
—	400	400		Syms Corp	—	5,356	5,356
1,009	646	1,655		Talbots, Inc	30,189	19,328	49,517
1,822	1,096	2,918	*	The Wet Seal, Inc	8,199	4,932	13,131
1,644	963	2,607	*	Too, Inc	45,122	26,415	71,537
4,536	2,640	7,176	*	Urban Outfitters, Inc	133,358	77,616	210,974
3,100	900	4,000	*	Wilsons The Leather Experts, Inc	18,910	5,490	24,400
				TOTAL APPAREL AND ACCESSORY STORES	3,730,920	2,226,727	5,957,647
			APPAREL AND OTHER TEXTILE PRODUCTS—0.16%
762	371	1,133	*	Columbia Sportswear Co	35,357	17,214	52,571
851	543	1,394	*	DHB Industries, Inc	3,566	2,275	5,841
827	420	1,247	*	Guess ?, Inc	17,722	9,001	26,723
1,406	910	2,316	*	Gymboree Corp	19,178	12,412	31,590
1,023	644	1,667	*	Hartmarx Corp	6,701	4,218	10,919

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
5,265	3,114	8,379		Jones Apparel Group, Inc	150,052	88,749	238,801
1,102	705	1,807		Kellwood Co	28,487	18,224	46,711
4,765	2,845	7,610		Liz Claiborne, Inc	187,360	111,865	299,225
1,815	685	2,500		Phillips-Van Heusen Corp	56,301	21,249	77,550
2,412	1,441	3,853		Polo Ralph Lauren Corp	121,323	72,482	193,805
5,426	2,914	8,340	*	Quiksilver, Inc	78,406	42,107	120,513
1,396	707	2,103		Russell Corp	19,600	9,926	29,526
3,859	2,313	6,172		VF Corp	223,706	134,085	357,791
1,988	1,206	3,194	*	Warnaco Group, Inc	43,557	26,423	69,980
				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	991,316	570,230	1,561,546
			AUTO REPAIR, SERVICES AND PARKING—0.07%
779	262	1,041	*	Amerco, Inc	45,330	15,246	60,576
406	248	654		Bandag, Inc	17,401	10,629	28,030
890	346	1,236		Central Parking Corp	13,305	5,173	18,478
1,079	654	1,733	*	Dollar Thrifty Automotive Group, Inc	36,330	22,020	58,350
2,920	1,871	4,791		Lear Corp	99,192	63,558	162,750
811	730	1,541	*	Midas, Inc	16,123	14,512	30,635
429	109	538		Monro Muffler, Inc	11,270	2,863	14,133
2,379	1,367	3,746	*	PHH Corp	65,327	37,538	102,865
2,807	1,748	4,555		Ryder System, Inc	96,056	59,817	155,873
1,705	1,050	2,755	*	Wright Express Corp	36,811	22,670	59,481
				TOTAL AUTO REPAIR, SERVICES AND PARKING	437,145	254,026	691,171
			AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%
4,686	2,751	7,437	*	Advance Auto Parts	181,254	106,409	287,663
309	163	472	*	America’s Car-Mart, Inc	5,543	2,924	8,467
431	500	931	*	Asbury Automotive Group, Inc	7,340	8,515	15,855
7,825	4,627	12,452	*	Autonation, Inc	156,265	92,401	248,666
2,566	1,473	4,039	*	Autozone, Inc	213,620	122,627	336,247
4,661	2,864	7,525	*	Carmax, Inc	145,750	89,557	235,307
3,118	1,757	4,875	*	Copart, Inc	74,427	41,940	116,367
1,694	892	2,586	*	CSK Auto Corp	25,207	13,273	38,480
584	500	1,084		Lithia Motors, Inc (Class A)	16,924	14,490	31,414
542	328	870	*	MarineMax, Inc	13,816	8,361	22,177
4,369	2,456	6,825	*	O’Reilly Automotive, Inc	123,118	69,210	192,328
916	547	1,463	*	Rush Enterprises, Inc (Class A)	13,996	8,358	22,354
1,240	760	2,000		Sonic Automotive, Inc	27,553	16,887	44,440
1,132	701	1,833		United Auto Group, Inc	37,401	23,161	60,562
				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,042,214	618,113	1,660,327
			BUILDING MATERIALS AND GARDEN SUPPLIES—1.04%
816	395	1,211	*	Central Garden & Pet Co	36,924	17,874	54,798
2,745	1,613	4,358		Fastenal Co	167,692	98,538	266,230
95,357	56,855	152,212		Home Depot, Inc	3,636,916	2,168,450	5,805,366

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
34,204	20,379	54,583		Lowe’s Cos, Inc	2,202,738	1,312,407	3,515,145
5,059	3,023	8,082		Sherwin-Williams Co	222,950	133,224	356,174
				TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,267,220	3,730,493	9,997,713
			BUSINESS SERVICES—7.17%
16,752	11,799	28,551	*	3Com Corp	68,348	48,140	116,488
478	315	793	*	3D Systems Corp	10,626	7,002	17,628
1,526	825	2,351		Aaron Rents, Inc	32,275	17,449	49,724
1,629	1,217	2,846		ABM Industries, Inc	33,899	25,326	59,225
8,088	5,262	13,350	*	Activision, Inc	165,400	107,608	273,008
3,687	2,285	5,972		Acxiom Corp	69,021	42,775	111,796
1,100	862	1,962		Administaff, Inc	43,714	34,256	77,970
21,980	12,738	34,718		Adobe Systems, Inc	656,103	380,229	1,036,332
1,001	794	1,795	*	Advent Software, Inc	26,967	21,390	48,357
1,547	839	2,386		Advo, Inc	48,406	26,252	74,658
5,233	3,228	8,461	*	Affiliated Computer Services, Inc (Class A)	285,722	176,249	461,971
2,749	800	3,549	*	Agile Software Corp	19,710	5,736	25,446
5,205	3,320	8,525	*	Akamai Technologies, Inc	83,020	52,954	135,974
3,572	2,116	5,688	*	Alliance Data Systems Corp	139,844	82,841	222,685
1,093	585	1,678	*	Altiris, Inc	16,712	8,945	25,657
570	—	570	*	American Reprographics Co	9,747	—	9,747
1,488	—	1,488	*	AMICAS, Inc	8,035	—	8,035
392	791	1,183	*	AMN Healthcare Services, Inc	6,064	12,237	18,301
229	174	403	*	Ansoft Corp	6,664	5,063	11,727
1,522	786	2,308	*	Ansys, Inc	58,582	30,253	88,835
1,203	705	1,908	*	Anteon International Corp	51,440	30,146	81,586
2,406	1,585	3,991	*	Applied Digital Solutions, Inc	6,857	4,517	11,374
2,453	1,700	4,153	*	aQuantive, Inc	49,379	34,221	83,600
—	900	900	*	Arbinet-thexchange, Inc	—	6,480	6,480
1,318	863	2,181		Arbitron, Inc	52,509	34,382	86,891
3,107	1,822	4,929	*	Ariba, Inc	17,710	10,385	28,095
2,330	695	3,025	*	Aspen Technology, Inc	14,562	4,344	18,906
489	236	725	*	Asset Acceptance Capital Corp	14,655	7,073	21,728
340	—	340	*	Atari, Inc	490	—	490
843	1,032	1,875	*	Audible, Inc	10,360	12,683	23,043
2,383	1,169	3,552	*	Autobytel, Inc	11,939	5,857	17,796
9,946	6,083	16,029		Autodesk, Inc	461,892	282,494	744,386
25,941	15,400	41,341		Automatic Data Processing, Inc	1,116,501	662,816	1,779,317
2,294	1,183	3,477	*	Avocent Corp	72,613	37,430	110,043
409	300	709	*	Bankrate, Inc	11,219	8,229	19,448
15,559	9,135	24,694	*	BEA Systems, Inc	139,720	82,032	221,752
5,485	3,395	8,880	*	BISYS Group, Inc	73,663	45,595	119,258
556	—	556		Blackbaud, Inc	7,878	—	7,878
500	480	980	*	Blackboard, Inc	12,505	12,005	24,510

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
558	252	810	*	Blue Coat Systems, Inc	24,262	10,957	35,219
9,657	6,121	15,778	*	BMC Software, Inc	203,763	129,153	332,916
4,024	2,400	6,424	*	Borland Software Corp	23,420	13,968	37,388
461	350	811	*	Bottomline Technologies, Inc	6,956	5,281	12,237
1,782	958	2,740		Brady Corp (Class A)	55,135	29,641	84,776
2,481	1,480	3,961		Brink’s Co	101,870	60,769	162,639
1,310	888	2,198	*	CACI International, Inc (Class A)	79,386	53,813	133,199
12,167	7,517	19,684	*	Cadence Design Systems, Inc	196,619	121,475	318,094
2,289	1,368	3,657		Catalina Marketing Corp	52,052	31,108	83,160
3,206	1,584	4,790	*	CBIZ, Inc	16,351	8,078	24,429
415	388	803	*	CCC Information Services Group, Inc	10,844	10,138	20,982
46,684	27,791	74,475		Cendant Corp	963,558	573,606	1,537,164
6,698	3,921	10,619	*	Ceridian Corp	138,983	81,361	220,344
1,389	871	2,260	*	Cerner Corp	120,746	75,716	196,462
2,480	1,482	3,962		Certegy, Inc	99,250	59,310	158,560
3,705	2,240	5,945	*	Checkfree Corp	140,123	84,717	224,840
4,033	2,463	6,496	*	ChoicePoint, Inc	174,105	106,328	280,433
2,298	1,170	3,468	*	Ciber, Inc	17,074	8,693	25,767
7,586	4,657	12,243	*	Citrix Systems, Inc	190,712	117,077	307,789
372	300	672	*	Click Commerce, Inc	6,819	5,499	12,318
19,614	9,912	29,526	*	CMGI, Inc	32,755	16,553	49,308
6,132	3,399	9,531	*	CNET Networks, Inc	83,224	46,124	129,348
—	900	900	*	Cogent Communications Group, Inc	—	4,392	4,392
1,100	500	1,600	*	Cogent, Inc	26,125	11,875	38,000
1,984	1,131	3,115		Cognex Corp	59,659	34,009	93,668
5,942	3,527	9,469	*	Cognizant Technology Solutions Corp	276,838	164,323	441,161
20,279	12,238	32,517		Computer Associates International, Inc	563,959	340,339	904,298
305	167	472		Computer Programs & Systems, Inc	10,535	5,768	16,303
8,337	4,981	13,318	*	Computer Sciences Corp	394,423	235,651	630,074
17,083	10,571	27,654	*	Compuware Corp	162,288	100,425	262,713
472	—	472	*	COMSYS IT Partners, Inc	5,763	—	5,763
1,628	615	2,243	*	Concur Technologies, Inc	20,138	7,608	27,746
6,594	3,438	10,032	*	Convergys Corp	94,756	49,404	144,160
773	485	1,258	*	CoStar Group, Inc	36,114	22,659	58,773
1,148	565	1,713	*	Covansys Corp	18,322	9,017	27,339
2,255	1,559	3,814	*	CSG Systems International, Inc	48,956	33,846	82,802
717	274	991	*	Cyberguard Corp	5,915	2,261	8,176
1,699	769	2,468	*	Cybersource Corp	11,179	5,060	16,239
2,286	1,276	3,562		Deluxe Corp	91,806	51,244	143,050
1,846	1,104	2,950	*	Dendrite International, Inc	37,086	22,179	59,265
1,523	988	2,511	*	Digital Insight Corp	39,689	25,747	65,436
1,430	898	2,328	*	Digital River, Inc	49,836	31,295	81,131
3,502	2,039	5,541	*	DST Systems, Inc	192,015	111,798	303,813
6,116	3,901	10,017	*	Earthlink, Inc	65,452	41,741	107,193

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
47,962	28,589	76,551	*	eBay, Inc	1,976,034	1,177,867	3,153,901
1,544	570	2,114	*	Echelon Corp	14,220	5,250	19,470
1,870	774	2,644	*	Eclipsys Corp	33,361	13,808	47,169
889	313	1,202	*	eCollege.com, Inc	13,211	4,651	17,862
2,302	1,052	3,354	*	eFunds Corp	43,365	19,809	63,174
821	154	975	*	Electro Rent Corp	10,328	1,937	12,265
13,759	8,023	21,782	*	Electronic Arts, Inc	782,749	456,428	1,239,177
23,519	13,525	37,044		Electronic Data Systems Corp	527,766	303,501	831,267
2,347	1,285	3,632	*	Electronics for Imaging, Inc	53,840	29,478	83,318
518	367	885	*	Emageon, Inc	7,024	4,977	12,001
3,555	1,790	5,345	*	Entrust, Inc	19,908	10,024	29,932
2,158	1,073	3,231	*	Epicor Software Corp	28,054	13,949	42,003
646	350	996	*	EPIQ Systems, Inc	14,096	7,637	21,733
5,662	3,383	9,045		Equifax, Inc	197,830	118,202	316,032
621	403	1,024	*	Equinix, Inc	25,865	16,785	42,650
314	—	314	*	Escala Group, Inc	5,228	—	5,228
1,498	632	2,130	*	eSpeed, Inc (Class A)	11,355	4,791	16,146
1,627	900	2,527	*	F5 Networks, Inc	70,726	39,123	109,849
1,500	802	2,302		Factset Research Systems, Inc	52,860	28,262	81,122
2,947	1,771	4,718		Fair Isaac Corp	132,026	79,341	211,367
1,723	448	2,171	*	FalconStor Software, Inc	10,441	2,715	13,156
1,955	1,189	3,144	*	Filenet Corp	54,544	33,173	87,717
34,455	20,588	55,043		First Data Corp	1,378,200	823,520	2,201,720
8,350	4,989	13,339	*	Fiserv, Inc	383,014	228,845	611,859
623	595	1,218	*	Forrester Research, Inc	12,971	12,388	25,359
—	600	600	*	FTD Group, Inc	—	6,210	6,210
2,119	1,807	3,926	*	Gartner, Inc (Class A)	24,771	21,124	45,895
2,047	1,270	3,317	*	Getty Images, Inc	176,124	109,271	285,395
1,274	667	1,941		Gevity HR, Inc	34,704	18,169	52,873
7,219	4,315	11,534	*	Google, Inc (Class A)	2,284,525	1,365,525	3,650,050
5,021	3,168	8,189		GTECH Holdings Corp	160,973	101,566	262,539
923	509	1,432		Healthcare Services Group	17,768	9,798	27,566
803	472	1,275	*	Heidrick & Struggles International, Inc	26,001	15,283	41,284
5,653	2,682	8,335	*	Homestore, Inc	24,590	11,667	36,257
1,038	560	1,598	*	Hudson Highland Group, Inc	25,919	13,983	39,902
2,871	1,347	4,218	*	Hypercom Corp	18,719	8,782	27,501
1,912	1,121	3,033	*	Hyperion Solutions Corp	93,019	54,537	147,556
968	650	1,618	*	IDX Systems Corp	41,798	28,067	69,865
416	900	1,316	*	iGate Corp	1,510	3,267	4,777
9,871	5,898	15,769		IMS Health, Inc	248,453	148,453	396,906
876	442	1,318	*	Infocrossing, Inc	8,050	4,062	12,112
3,462	2,278	5,740	*	Informatica Corp	41,613	27,382	68,995
1,375	899	2,274	*	Infospace, Inc	32,821	21,459	54,280
1,860	814	2,674		infoUSA, Inc	19,753	8,645	28,398

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
351	294	645	*	Innovative Solutions & Support, Inc	5,451	4,566	10,017
343	270	613		Integral Systems, Inc	7,080	5,573	12,653
1,587	861	2,448		Interactive Data Corp	35,946	19,502	55,448
1,110	718	1,828	*	Intergraph Corp	49,628	32,102	81,730
1,195	1,314	2,509	*	Intermix Media, Inc	14,292	15,715	30,007
1,501	1,072	2,573	*	Internet Capital Group, Inc	13,224	9,444	22,668
1,630	1,031	2,661	*	Internet Security Systems, Inc	39,136	24,754	63,890
334	—	334		Interpool, Inc	6,095	—	6,095
18,687	11,049	29,736	*	Interpublic Group of Cos, Inc	217,517	128,610	346,127
533	400	933	*	Intervideo, Inc	5,346	4,012	9,358
2,106	1,025	3,131	*	Interwoven, Inc	17,206	8,374	25,580
873	388	1,261	*	Intrado, Inc	15,740	6,996	22,736
7,186	4,318	11,504	*	Intuit, Inc	322,005	193,490	515,495
2,349	1,244	3,593	*	Ipass, Inc	12,638	6,693	19,331
553	295	848	*	iPayment, Inc	20,926	11,163	32,089
4,974	2,919	7,893	*	Iron Mountain, Inc	182,546	107,127	289,673
1,855	749	2,604	*	iVillage, Inc	13,467	5,438	18,905
3,164	1,902	5,066		Jack Henry & Associates, Inc	61,382	36,899	98,281
449	314	763	*	Jamdat Mobile, Inc	9,429	6,594	16,023
1,422	844	2,266	*	JDA Software Group, Inc	21,586	12,812	34,398
24,506	14,225	38,731	*	Juniper Networks, Inc	582,998	338,413	921,411
868	710	1,578	*	Jupitermedia Corp	15,372	12,574	27,946
1,001	651	1,652	*	Kanbay International, Inc	18,819	12,239	31,058
2,403	1,702	4,105	*	Keane, Inc	27,466	19,454	46,920
790	567	1,357		Kelly Services, Inc (Class A)	24,221	17,384	41,605
834	700	1,534	*	Keynote Systems, Inc	10,825	9,086	19,911
1,188	719	1,907	*	Kforce, Inc	12,236	7,406	19,642
2,540	1,489	4,029	*	KFX, Inc	43,485	25,492	68,977
2,072	1,251	3,323	*	Kinetic Concepts, Inc	117,690	71,057	188,747
1,429	983	2,412	*	Korn/Ferry International	23,421	16,111	39,532
1,484	774	2,258	*	Kronos, Inc	66,246	34,551	100,797
2,632	1,234	3,866	*	Labor Ready, Inc	67,511	31,652	99,163
3,791	2,180	5,971	*	Lamar Advertising Co	171,960	98,885	270,845
3,158	1,500	4,658	*	Lawson Software, Inc	21,917	10,410	32,327
2,598	1,312	3,910	*	Lionbridge Technologies	17,537	8,856	26,393
689	434	1,123	*	LoJack Corp	14,565	9,175	23,740
3,220	1,970	5,190	*	Macromedia, Inc	130,957	80,120	211,077
1,159	693	1,852	*	Magma Design Automation, Inc	9,411	5,627	15,038
—	1,900	1,900	*	Majesco Entertainment Co	—	2,527	2,527
1,478	840	2,318	*	Manhattan Associates, Inc	34,290	19,488	53,778
3,923	2,454	6,377		Manpower, Inc	174,142	108,933	283,075
857	498	1,355	*	Mantech International Corp (Class A)	22,633	13,152	35,785
1,157	569	1,726	*	Mapinfo Corp	14,173	6,970	21,143
847	508	1,355	*	Marchex, Inc	14,026	8,412	22,438

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
300	400	700	*	Marlin Business Services, Inc	6,912	9,216	16,128
2,678	1,155	3,833	*	Matrixone, Inc	14,086	6,075	20,161
7,177	4,235	11,412	*	McAfee, Inc	225,501	133,064	358,565
3,520	1,742	5,262	*	Mentor Graphics Corp	30,272	14,981	45,253
3,882	2,316	6,198	*	Mercury Interactive Corp	153,727	91,714	245,441
3,075	2,358	5,433	*	Micromuse, Inc	24,231	18,581	42,812
408,949	243,592	652,541		Microsoft Corp	10,522,258	6,267,622	16,789,880
677	425	1,102	*	MicroStrategy, Inc	47,586	29,873	77,459
1,012	1,053	2,065	*	Midway Games, Inc	15,372	15,995	31,367
4,012	2,409	6,421		MoneyGram International, Inc	87,101	52,299	139,400
4,574	2,786	7,360	*	Monster Worldwide, Inc	140,468	85,558	226,026
741	900	1,641	*	Motive, Inc	4,698	5,706	10,404
4,739	3,085	7,824	*	MPS Group, Inc	55,920	36,403	92,323
1,096	704	1,800	*	MRO Software, Inc	18,457	11,855	30,312
2,443	1,411	3,854		National Instruments Corp	60,195	34,767	94,962
3,837	2,287	6,124	*	NAVTEQ Corp	191,658	114,236	305,894
1,262	645	1,907	*	NCO Group, Inc	26,073	13,326	39,399
1,835	1,028	2,863		NDCHealth Corp	34,718	19,450	54,168
698	—	698	*	Ness Technologies, Inc	6,980	—	6,980
1,672	1,083	2,755	*	NetFlix, Inc	43,455	28,147	71,602
2,907	1,440	4,347	*	NetIQ Corp	35,582	17,626	53,208
745	271	1,016	*	Netratings, Inc	11,339	4,125	15,464
976	668	1,644	*	Netscout Systems, Inc	5,300	3,627	8,927
1,494	1,600	3,094	*	NIC, Inc	9,786	10,480	20,266
17,121	10,182	27,303	*	Novell, Inc	127,559	75,856	203,415
7,994	4,876	12,870		Omnicom Group, Inc	668,538	407,780	1,076,318
917	548	1,465	*	Online Resources Corp	9,702	5,798	15,500
693	335	1,028	*	Open Solutions, Inc	15,121	7,310	22,431
2,025	1,284	3,309	*	Opsware, Inc	10,510	6,664	17,174
166,654	99,717	266,371	*	Oracle Corp	2,064,843	1,235,494	3,300,337
1,073	800	1,873	*	Packeteer, Inc	13,466	10,040	23,506
12,550	7,896	20,446	*	Parametric Technology Corp	87,474	55,035	142,509
573	388	961	*	PDF Solutions, Inc	9,512	6,441	15,953
703	—	703	*	Pegasystems, Inc	4,211	—	4,211
3,294	2,293	5,587	*	Perot Systems Corp (Class A)	46,610	32,446	79,056
830	800	1,630	*	Phase Forward, Inc	9,072	8,744	17,816
818	628	1,446	*	Phoenix Technologies Ltd	6,160	4,729	10,889
2,446	1,398	3,844	*	Pixar	108,871	62,225	171,096
634	300	934	*	Portfolio Recovery Associates, Inc	27,376	12,954	40,330
500	296	796	*	PRA International	15,155	8,972	24,127
1,489	972	2,461	*	Progress Software Corp	47,306	30,880	78,186
1,167	361	1,528		QAD, Inc	9,674	2,993	12,667
234	176	410		Quality Systems, Inc	16,167	12,160	28,327
2,593	1,385	3,978	*	Quest Software, Inc	39,077	20,872	59,949

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
905	583	1,488	*	Radiant Systems, Inc	9,340	6,017	15,357
799	438	1,237	*	Radisys Corp	15,501	8,497	23,998
5,698	2,043	7,741	*	RealNetworks, Inc	32,536	11,666	44,202
8,102	4,612	12,714	*	Red Hat, Inc	171,681	97,728	269,409
1,434	879	2,313	*	Redback Networks, Inc	14,225	8,720	22,945
472	200	672		Renaissance Learning, Inc	8,402	3,560	11,962
3,308	1,910	5,218	*	Rent-A-Center, Inc	63,877	36,882	100,759
1,245	663	1,908	*	Rent-Way, Inc	8,553	4,555	13,108
2,751	1,679	4,430		Reynolds & Reynolds Co (Class A)	75,405	46,021	121,426
500	—	500	*	RightNow Technologies, Inc	7,360	—	7,360
7,942	4,578	12,520		Robert Half International, Inc	282,656	162,931	445,587
1,251	969	2,220		Rollins, Inc	24,419	18,915	43,334
3,243	1,554	4,797	*	RSA Security, Inc	41,219	19,751	60,970
3,636	2,656	6,292	*	S1 Corp	14,217	10,385	24,602
1,074	669	1,743	*	SafeNet, Inc	38,997	24,291	63,288
2,905	1,782	4,687	*	Salesforce.com, Inc	67,164	41,200	108,364
4,100	1,800	5,900	*	Sapient Corp	25,625	11,250	36,875
1,739	858	2,597	*	Secure Computing Corp	19,738	9,738	29,476
1,273	849	2,122	*	Serena Software, Inc	25,371	16,921	42,292
12,926	7,580	20,506		ServiceMaster Co	175,018	102,633	277,651
313	141	454	*	SI International, Inc	9,694	4,367	14,061
24,316	13,454	37,770		Siebel Systems, Inc	251,184	138,980	390,164
1,273	500	1,773	*	Sohu.com, Inc	21,806	8,565	30,371
2,930	2,500	5,430	*	SonicWALL, Inc	18,605	15,875	34,480
10,472	6,480	16,952	*	Sonus Networks, Inc	60,738	37,584	98,322
1,780	1,300	3,080	*	Sotheby’s Holdings, Inc (Class A)	29,762	21,736	51,498
2,204	1,706	3,910	*	Spherion Corp	16,750	12,966	29,716
881	330	1,211	*	SPSS, Inc	21,144	7,920	29,064
1,420	762	2,182	*	SRA International, Inc (Class A)	50,382	27,036	77,418
745	450	1,195		SS&C Technologies, Inc	27,297	16,488	43,785
545	227	772		Startek, Inc	7,194	2,996	10,190
890	472	1,362	*	Stellent, Inc	7,627	4,045	11,672
455	186	641	*	Stratasys, Inc	13,513	5,524	19,037
147,139	89,241	236,380	*	Sun Microsystems, Inc	576,785	349,825	926,610
2,055	1,022	3,077	*	SupportSoft, Inc	10,357	5,151	15,508
4,229	2,587	6,816	*	Sybase, Inc	99,043	60,588	159,631
1,090	984	2,074	*	SYKES Enterprises, Inc	12,971	11,710	24,681
52,907	31,408	84,315	*	Symantec Corp	1,198,873	711,705	1,910,578
408	—	408	*	SYNNEX Corp	6,871	—	6,871
6,928	4,066	10,994	*	Synopsys, Inc	130,939	76,847	207,786
195	77	272		Syntel, Inc	3,801	1,501	5,302
2,941	2,005	4,946	*	Take-Two Interactive Software, Inc	64,967	44,290	109,257
932	546	1,478		Talx Corp	30,560	17,903	48,463
1,941	1,044	2,985	*	TeleTech Holdings, Inc	19,449	10,461	29,910

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,857	1,866	4,723	*	THQ, Inc	60,911	39,783	100,694
9,445	5,605	15,050	*	TIBCO Software, Inc	78,960	46,858	125,818
507	333	840	*	TNS, Inc	12,295	8,075	20,370
1,360	1,127	2,487		Total System Services, Inc	31,702	26,270	57,972
880	466	1,346	*	TradeStation Group, Inc	8,923	4,725	13,648
1,585	1,323	2,908	*	Transaction Systems Architects, Inc	44,142	36,846	80,988
—	200	200	*	Travelzoo, Inc	—	4,438	4,438
1,550	1,400	2,950	*	Trizetto Group, Inc	21,886	19,768	41,654
457	400	857	*	TRM Corp	6,942	6,076	13,018
851	431	1,282	*	Ultimate Software Group, Inc	15,675	7,939	23,614
14,841	9,103	23,944	*	Unisys Corp	98,544	60,444	158,988
2,460	1,499	3,959		United Online, Inc	34,071	20,761	54,832
2,839	1,750	4,589	*	United Rentals, Inc	55,957	34,493	90,450
873	636	1,509	*	Universal Compression Holdings, Inc	34,719	25,294	60,013
3,830	2,227	6,057	*	Valueclick, Inc	65,455	38,059	103,514
1,022	611	1,633	*	Vasco Data Security International	9,270	5,542	14,812
1,104	520	1,624	*	Ventiv Health, Inc	28,936	13,629	42,565
469	223	692	*	Verint Systems, Inc	19,201	9,130	28,331
11,510	6,834	18,344	*	VeriSign, Inc	245,969	146,043	392,012
1,652	522	2,174	*	Verity, Inc	17,544	5,544	23,088
386	190	576	*	Vertrue, Inc	14,031	6,906	20,937
1,078	657	1,735		Viad Corp	29,483	17,969	47,452
1,466	687	2,153	*	Vignette Corp	23,324	10,930	34,254
350	131	481	*	Volt Information Sciences, Inc	7,112	2,662	9,774
24,783	15,108	39,891		Waste Management, Inc	709,042	432,240	1,141,282
1,575	713	2,288	*	WebEx Communications, Inc	38,603	17,476	56,079
14,699	9,256	23,955	*	WebMD Corp	162,865	102,556	265,421
2,241	1,434	3,675	*	webMethods, Inc	15,844	10,138	25,982
1,014	600	1,614	*	Websense, Inc	51,927	30,726	82,653
3,100	2,000	5,100	*	Wind River Systems, Inc	40,083	25,860	65,943
1,103	578	1,681	*	Witness Systems, Inc	23,042	12,074	35,116
53,489	31,755	85,244	*	Yahoo!, Inc	1,810,068	1,074,589	2,884,657
				TOTAL BUSINESS SERVICES	43,446,501	25,918,635	69,365,136
			CHEMICALS AND ALLIED PRODUCTS—9.60%
4,378	4,616	8,994	*	Aastrom Biosciences, Inc	10,288	10,848	21,136
68,335	40,911	109,246		Abbott Laboratories	2,897,404	1,734,626	4,632,030
4,058	2,326	6,384	*	Abgenix, Inc	51,455	29,494	80,949
—	605	605	*	Acadia Pharmaceuticals, Inc	—	6,879	6,879
1,103	1,486	2,589	*	Adolor Corp	11,780	15,870	27,650
10,324	6,001	16,325		Air Products & Chemicals, Inc	569,265	330,895	900,160
1,362	646	2,008	*	Albany Molecular Research, Inc	16,589	7,868	24,457
1,707	948	2,655		Albemarle Corp	64,354	35,740	100,094
3,376	1,891	5,267		Alberto-Culver Co	151,076	84,622	235,698

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,266	618	1,884	*	Alexion Pharmaceuticals, Inc	35,043	17,106	52,149
4,277	2,524	6,801	*	Alkermes, Inc	71,854	42,403	114,257
1,410	1,204	2,614		Alpharma, Inc (Class A)	35,067	29,943	65,010
859	600	1,459	*	American Pharmaceutical Partners, Inc	39,222	27,396	66,618
422	272	694		American Vanguard Corp	7,727	4,980	12,707
54,674	32,763	87,437	*	Amgen, Inc	4,355,878	2,610,228	6,966,106
3,433	1,868	5,301	*	Andrx Corp	52,971	28,823	81,794
1,148	530	1,678		Arch Chemicals, Inc	26,691	12,323	39,014
1,364	941	2,305	*	Arena Pharmaceuticals, Inc	13,504	9,316	22,820
1,308	900	2,208	*	Arqule, Inc	10,242	7,047	17,289
1,485	672	2,157	*	Array Biopharma, Inc	10,662	4,825	15,487
1,310	941	2,251	*	Atherogenics, Inc	20,999	15,084	36,083
4,657	2,841	7,498	*	AVANIR Pharmaceuticals	14,390	8,779	23,169
5,036	2,956	7,992		Avery Dennison Corp	263,836	154,865	418,701
21,125	12,438	33,563		Avon Products, Inc	570,375	335,826	906,201
337	202	539		Balchem Corp	9,284	5,565	14,849
4,454	2,689	7,143	*	Barr Pharmaceuticals, Inc	244,614	147,680	392,294
407	700	1,107	*	Barrier Therapeutics, Inc	3,415	5,873	9,288
997	345	1,342	*	Bentley Pharmaceuticals, Inc	11,914	4,123	16,037
1,207	1,246	2,453	*	Bioenvision, Inc	9,692	10,005	19,697
15,108	9,068	24,176	*	Biogen Idec, Inc	596,464	358,005	954,469
3,604	1,702	5,306	*	BioMarin Pharmaceuticals, Inc	31,463	14,858	46,321
86,141	51,430	137,571		Bristol-Myers Squibb Co	2,072,552	1,237,406	3,309,958
2,563	1,771	4,334		Cabot Corp	84,605	58,461	143,066
1,604	828	2,432		Calgon Carbon Corp	12,672	6,541	19,213
1,425	463	1,888		Cambrex Corp	27,018	8,778	35,796
565	700	1,265	*	Caraco Pharmaceutical Laboratories Ltd	4,910	6,083	10,993
3,000	1,100	4,100		Celanese Corp (Series A)	51,750	18,975	70,725
1,593	922	2,515	*	Cell Genesys, Inc	8,730	5,053	13,783
1,629	1,418	3,047	*	Cell Therapeutics, Inc	4,659	4,055	8,714
2,536	1,633	4,169	*	Cephalon, Inc	117,721	75,804	193,525
3,249	1,634	4,883	*	Charles River Laboratories International, Inc	141,721	71,275	212,996
768	380	1,148	*	Chattem, Inc	27,264	13,490	40,754
10,319	5,934	16,253		Chemtura Corp	128,162	73,700	201,862
4,711	2,682	7,393	*	Chiron Corp	205,494	116,989	322,483
2,885	1,719	4,604		Church & Dwight Co, Inc	106,572	63,500	170,072
6,654	3,940	10,594		Clorox Co	369,563	218,828	588,391
23,217	13,833	37,050		Colgate-Palmolive Co	1,225,625	730,244	1,955,869
1,489	900	2,389	*	Connetics Corp	25,179	15,219	40,398
1,500	—	1,500	*	Cotherix, Inc	20,925	—	20,925
2,210	1,133	3,343	*	Cubist Pharmaceuticals, Inc	47,603	24,405	72,008
2,579	1,167	3,746	*	Curis, Inc	11,838	5,356	17,194
1,327	827	2,154	*	Cypress Bioscience, Inc	7,179	4,474	11,653
1,883	1,142	3,025		Cytec Industries, Inc	81,684	49,540	131,224

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
3,866	2,200	6,066		Dade Behring Holdings, Inc	141,728	80,652	222,380
2,120	1,627	3,747	*	Dendreon Corp	14,225	10,917	25,142
1,129	584	1,713		Diagnostic Products Corp	59,532	30,794	90,326
830	395	1,225	*	Digene Corp	23,655	11,258	34,913
2,149	1,316	3,465	*	Discovery Laboratories, Inc	13,861	8,488	22,349
949	594	1,543	*	Dov Pharmaceutical, Inc	16,114	10,086	26,200
42,361	25,310	67,671		Dow Chemical Co	1,765,224	1,054,668	2,819,892
43,938	26,253	70,191		Du Pont (E.I.) de Nemours & Co	1,721,051	1,028,330	2,749,381
1,946	855	2,801	*	Durect Corp	13,330	5,857	19,187
932	422	1,354	*	Dusa Pharmaceuticals, Inc	9,879	4,473	14,352
3,505	2,181	5,686		Eastman Chemical Co	164,630	102,442	267,072
7,985	4,932	12,917		Ecolab, Inc	254,961	157,479	412,440
43,200	25,772	68,972		Eli Lilly & Co	2,312,064	1,379,317	3,691,381
923	562	1,485	*	Elizabeth Arden, Inc	19,918	12,128	32,046
2,745	1,500	4,245	*	Encysive Pharmaceuticals, Inc	32,336	17,670	50,006
5,260	3,143	8,403		Engelhard Corp	146,807	87,721	234,528
1,803	1,167	2,970	*	Enzon Pharmaceuticals, Inc	11,954	7,737	19,691
1,214	642	1,856	*	EPIX Pharmaceuticals, Inc	9,348	4,943	14,291
6,259	3,631	9,890		Estee Lauder Cos (Class A)	218,001	126,468	344,469
1,254	879	2,133	*	Eyetech Pharmaceuticals, Inc	22,522	15,787	38,309
1,607	943	2,550		Ferro Corp	29,440	17,276	46,716
1,169	739	1,908	*	First Horizon Pharmaceutical Corp	23,228	14,684	37,912
1,562	979	2,541	*	FMC Corp	89,378	56,018	145,396
15,832	9,161	24,993	*	Forest Laboratories, Inc	616,973	357,004	973,977
20,525	12,287	32,812	*	Genentech, Inc	1,728,410	1,034,688	2,763,098
954	624	1,578	*	Genitope Corp	6,621	4,331	10,952
11,255	6,504	17,759	*	Genzyme Corp	806,314	465,947	1,272,261
1,433	876	2,309		Georgia Gulf Corp	34,507	21,094	55,601
2,279	1,870	4,149	*	Geron Corp	23,405	19,205	42,610
20,227	11,818	32,045	*	Gilead Sciences, Inc	986,268	576,246	1,562,514
39,489	23,646	63,135		Gillette Co	2,298,260	1,376,197	3,674,457
2,695	—	2,695	*	GlobeTel Communications Corp	3,908	—	3,908
1,227	790	2,017		H.B. Fuller Co	38,135	24,553	62,688
224	300	524	*	Hi-Tech Pharmacal Co, Inc	6,738	9,024	15,762
6,891	4,106	10,997	*	Hospira, Inc	282,324	168,223	450,547
6,175	3,724	9,899	*	Human Genome Sciences, Inc	83,918	50,609	134,527
2,500	1,700	4,200	*	Huntsman Corp	48,875	33,235	82,110
452	333	785	*	Idenix Pharmaceuticals, Inc	11,345	8,358	19,703
1,363	938	2,301	*	Idexx Laboratories, Inc	91,157	62,733	153,890
3,146	1,739	4,885	*	ImClone Systems, Inc	98,942	54,692	153,634
2,007	1,156	3,163	*	Immucor, Inc	55,072	31,721	86,793
2,102	1,000	3,102	*	Immunogen, Inc	15,429	7,340	22,769
1,788	800	2,588	*	Inspire Pharmaceuticals, Inc	13,589	6,080	19,669
315	143	458		Inter Parfums, Inc	6,202	2,816	9,018

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,585	672	2,257	*	InterMune, Inc	26,232	11,122	37,354
4,541	2,470	7,011		International Flavors & Fragrances, Inc	161,841	88,031	249,872
—	1,000	1,000	*	Introgen Therapeutics, Inc	—	5,220	5,220
835	334	1,169	*	Inverness Medical Innovations, Inc	22,153	8,861	31,014
2,138	1,520	3,658	*	Invitrogen Corp	160,916	114,350	275,266
8,637	5,250	13,887	*	IVAX Corp	227,671	138,390	366,061
10,749	6,296	17,045	*	King Pharmaceuticals, Inc	165,335	96,832	262,167
628	280	908	*	Kos Pharmaceuticals, Inc	42,032	18,740	60,772
200	47	247		Kronos Worldwide, Inc	6,348	1,492	7,840
1,821	1,171	2,992	*	KV Pharmaceutical Co (Class A)	32,359	20,809	53,168
3,085	1,854	4,939		Lubrizol Corp	133,673	80,334	214,007
8,835	5,284	14,119		Lyondell Chemical Co	252,858	151,228	404,086
1,211	758	1,969		MacDermid, Inc	31,801	19,905	51,706
600	400	1,000		Mannatech, Inc	7,110	4,740	11,850
800	—	800	*	MannKind Corp	10,952	—	10,952
1,323	800	2,123	*	Martek Biosciences Corp	46,477	28,104	74,581
4,592	2,600	7,192	*	Medarex, Inc	43,716	24,752	68,468
2,267	1,220	3,487	*	Medicines Co	52,164	28,072	80,236
2,358	1,487	3,845		Medicis Pharmaceutical Corp (Class A)	76,776	48,417	125,193
10,799	6,627	17,426	*	Medimmune, Inc	363,386	222,999	586,385
96,998	58,016	155,014		Merck & Co, Inc	2,639,316	1,578,615	4,217,931
711	424	1,135		Meridian Bioscience, Inc	14,718	8,777	23,495
3,242	2,000	5,242	*	MGI Pharma, Inc	75,571	46,620	122,191
13,701	8,169	21,870	*	Millennium Pharmaceuticals, Inc	127,830	76,217	204,047
841	579	1,420		Minerals Technologies, Inc	48,114	33,125	81,239
800	300	1,100	*	Momenta Pharmaceuticals, Inc	21,800	8,175	29,975
11,695	6,991	18,686		Monsanto Co	733,861	438,685	1,172,546
6,006	3,476	9,482	*	Mosaic Co	96,216	55,686	151,902
9,624	5,970	15,594		Mylan Laboratories, Inc	185,358	114,982	300,340
1,168	825	1,993	*	Myogen, Inc	27,448	19,388	46,836
2,896	1,400	4,296	*	Nabi Biopharmaceuticals	37,938	18,340	56,278
3,438	2,176	5,614	*	Nalco Holding Co	57,999	36,709	94,708
733	460	1,193	*	Nastech Pharmaceutical Co, Inc	10,365	6,504	16,869
384	—	384		Natures Sunshine Products, Inc	8,924	—	8,924
2,341	1,623	3,964	*	NBTY, Inc	55,013	38,141	93,154
1,592	1,057	2,649	*	Neurocrine Biosciences, Inc	78,310	51,994	130,304
226	—	226	*	New River Pharmaceuticals, Inc	10,834	—	10,834
740	600	1,340	*	NewMarket Corp	12,832	10,404	23,236
513	400	913	*	NitroMed, Inc	9,234	7,200	16,434
383	82	465		NL Industries, Inc	7,197	1,541	8,738
960	536	1,496	*	Northfield Laboratories, Inc	12,384	6,914	19,298
1,192	885	2,077	*	Noven Pharmaceuticals, Inc	16,688	12,390	29,078
2,016	1,049	3,065	*	NPS Pharmaceuticals, Inc	20,382	10,605	30,987
2,090	798	2,888	*	Nuvelo, Inc	20,064	7,661	27,725

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
662	145	807		Octel Corp	11,036	2,417	13,453
3,422	1,642	5,064		Olin Corp	64,984	31,182	96,166
1,409	890	2,299	*	OM Group, Inc	28,363	17,916	46,279
1,480	939	2,419	*	Onyx Pharmaceuticals, Inc	36,970	23,456	60,426
2,133	970	3,103	*	OraSure Technologies, Inc	20,114	9,147	29,261
2,265	1,400	3,665	*	OSI Pharmaceuticals, Inc	66,229	40,936	107,165
1,604	1,000	2,604	*	Pain Therapeutics, Inc	10,089	6,290	16,379
1,627	915	2,542	*	Par Pharmaceutical Cos, Inc	43,311	24,357	67,668
1,312	695	2,007	*	Parexel International Corp	26,358	13,963	40,321
263	200	463	*	Parlux Fragrances, Inc	7,664	5,828	13,492
778	700	1,478	*	Penwest Pharmaceuticals Co	13,638	12,271	25,909
3,457	2,191	5,648		Perrigo Co	49,470	31,353	80,823
328,483	195,952	524,435		Pfizer, Inc	8,202,221	4,892,921	13,095,142
999	635	1,634	*	Pharmion Corp	21,788	13,849	35,637
488	291	779	*	Pioneer Cos, Inc	11,741	7,001	18,742
4,316	1,878	6,194	*	PolyOne Corp	26,155	11,381	37,536
1,146	607	1,753	*	Pozen, Inc	12,595	6,671	19,266
7,789	4,532	12,321		PPG Industries, Inc	461,031	268,249	729,280
14,107	8,429	22,536		Praxair, Inc	676,149	404,002	1,080,151
1,088	733	1,821	*	Prestige Brands Holdings, Inc	13,404	9,031	22,435
110,094	65,701	175,795		Procter & Gamble Co	6,546,189	3,906,581	10,452,770
732	216	948	*	Progenics Pharmaceuticals, Inc	17,356	5,121	22,477
4,511	2,680	7,191	*	Protein Design Labs, Inc	126,308	75,040	201,348
764	502	1,266	*	Renovis, Inc	10,337	6,792	17,129
7,479	4,110	11,589	*	Revlon, Inc (Class A)	24,082	13,234	37,316
700	—	700	*	Rockwood Holdings, Inc	13,335	—	13,335
7,002	4,207	11,209		Rohm & Haas Co	287,992	173,034	461,026
5,210	3,267	8,477		RPM International, Inc	95,864	60,113	155,977
1,939	1,014	2,953	*	Salix Pharmaceuticals Ltd	41,204	21,548	62,752
65,328	38,566	103,894		Schering-Plough Corp	1,375,154	811,814	2,186,968
1,228	568	1,796		Scotts Miracle-Gro Co (Class A)	107,978	49,944	157,922
1,878	1,177	3,055		Sensient Technologies Corp	35,588	22,304	57,892
4,566	2,957	7,523	*	Sepracor, Inc	269,348	174,433	443,781
1,508	919	2,427	*	Serologicals Corp	34,020	20,733	54,753
2,906	1,764	4,670		Sigma-Aldrich Corp	186,158	113,002	299,160
2,733	1,666	4,399	*	StemCells, Inc	15,086	9,196	24,282
250	422	672		Stepan Co	6,265	10,575	16,840
1,943	1,247	3,190	*	SuperGen, Inc	12,241	7,856	20,097
708	371	1,079	*	SurModics, Inc	27,393	14,354	41,747
1,295	603	1,898	*	Tanox, Inc	18,972	8,834	27,806
3,907	2,443	6,350	*	Terra Industries, Inc	25,981	16,246	42,227
1,400	862	2,262		UAP Holding Corp	25,340	15,602	40,942
976	700	1,676	*	United Therapeutics Corp	68,125	48,860	116,985
454	238	692	*	USANA Health Sciences, Inc	21,656	11,353	33,009

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
4,070	2,541	6,611		USEC, Inc	45,421	28,358	73,779
3,813	2,420	6,233		Valeant Pharmaceuticals International	76,565	48,594	125,159
4,516	2,872	7,388		Valspar Corp	100,978	64,218	165,196
3,577	2,139	5,716	*	VCA Antech, Inc	91,285	54,587	145,872
4,953	2,479	7,432	*	Vertex Pharmaceuticals, Inc	110,700	55,406	166,106
4,954	2,909	7,863	*	Watson Pharmaceuticals, Inc	181,366	106,498	287,864
1,629	928	2,557		Wellman, Inc	10,312	5,874	16,186
700	346	1,046		Westlake Chemical Corp	18,956	9,370	28,326
2,832	1,796	4,628	*	WR Grace & Co	25,346	16,074	41,420
59,375	35,278	94,653		Wyeth	2,747,281	1,632,313	4,379,594
1,007	500	1,507	*	Zymogenetics, Inc	16,616	8,250	24,866
				TOTAL CHEMICALS AND ALLIED PRODUCTS	58,172,826	34,638,763	92,811,589
			COAL MINING—0.21%
1,200	600	1,800	*	Alpha Natural Resources, Inc	36,048	18,024	54,072
2,767	1,720	4,487		Arch Coal, Inc	186,839	116,100	302,939
3,982	2,379	6,361	7	Consol Energy, Inc	303,707	181,446	485,153
1,006	700	1,706		Foundation Coal Holdings, Inc	38,681	26,915	65,596
568	340	908	*	James River Coal Co	28,667	17,160	45,827
3,352	2,003	5,355		Massey Energy Co	171,187	102,293	273,480
5,678	3,410	9,088		Peabody Energy Corp	478,939	287,634	766,573
808	390	1,198		Penn Virginia Corp	46,630	22,507	69,137
				TOTAL COAL MINING	1,290,698	772,079	2,062,777
			COMMUNICATIONS—4.28%
2,666	1,713	4,379		Adtran, Inc	83,979	53,959	137,938
1,915	867	2,782	*	Airspan Networks, Inc	9,633	4,361	13,994
5,783	3,463	9,246	*	Alamosa Holdings, Inc	98,947	59,252	158,199
—	800	800		Alaska Communications Systems Group, Inc	—	9,152	9,152
15,206	9,039	24,245		Alltel Corp	990,063	588,529	1,578,592
18,168	10,100	28,268	*	American Tower Corp (Class A)	453,292	251,995	705,287
1,496	780	2,276		Anixter International, Inc	60,334	31,457	91,791
36,028	20,869	56,897		AT&T Corp	713,354	413,206	1,126,560
1,078	447	1,525	*	Audiovox Corp (Class A)	15,071	6,249	21,320
22,295	12,452	34,747	*	Avaya, Inc	229,648	128,256	357,904
195	81	276	*	Beasley Broadcast Group, Inc (Class A)	2,740	1,138	3,878
80,666	48,319	128,985		BellSouth Corp	2,121,516	1,270,790	3,392,306
1,501	816	2,317	*	Brightpoint, Inc	28,729	15,618	44,347
8,685	5,207	13,892	*	Cablevision Systems Corp (Class A)	266,369	159,699	426,068
543	573	1,116	*	Centennial Communications Corp	8,134	8,584	16,718
5,578	3,512	9,090		CenturyTel, Inc	195,118	122,850	317,968
14,056	7,200	21,256	*	Charter Communications, Inc (Class A)	21,084	10,800	31,884
10,990	6,901	17,891	*	Cincinnati Bell, Inc	48,466	30,433	78,899
2,440	1,135	3,575	*	Citadel Broadcasting Corp	33,501	15,584	49,085
15,151	8,886	24,037		Citizens Communications Co	205,296	120,405	325,701

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
24,286	14,447	38,733	*	Clear Channel Communications, Inc	798,767	475,162	1,273,929
89,710	53,603	143,313	*	Comcast Corp (Class A)	2,635,680	1,574,856	4,210,536
883	582	1,465		Commonwealth Telephone Enterprises, Inc	33,289	21,941	55,230
1,527	864	2,391	*	Cox Radio, Inc (Class A)	23,210	13,133	36,343
9,410	5,707	15,117	*	Crown Castle International Corp	231,768	140,563	372,331
1,284	240	1,524	*	Crown Media Holdings, Inc (Class A)	14,060	2,628	16,688
890	470	1,360		CT Communications, Inc	11,009	5,814	16,823
2,564	1,076	3,640	*	Cumulus Media, Inc (Class A)	32,024	13,439	45,463
31,587	18,286	49,873	*	DIRECTV Group, Inc	473,173	273,924	747,097
6,149	3,100	9,249	*	Dobson Communications Corp (Class A)	47,224	23,808	71,032
10,029	6,089	16,118		EchoStar Communications Corp (Class A)	296,558	180,052	476,610
2,155	1,072	3,227	*	Emmis Communications Corp (Class A)	47,604	23,680	71,284
1,748	1,079	2,827	*	Entercom Communications Corp	55,219	34,086	89,305
2,599	1,997	4,596	*	Entravision Communications Corp (Class A)	20,454	15,716	36,170
1,078	700	1,778		Fairpoint Communications, Inc	15,771	10,241	26,012
405	168	573	*	Fisher Communications, Inc	18,857	7,822	26,679
5,793	3,132	8,925	*	Foundry Networks, Inc	73,571	39,776	113,347
2,156	1,242	3,398	*	General Communication, Inc (Class A)	21,344	12,296	33,640
1,352	882	2,234		Global Payments, Inc	105,078	68,549	173,627
923	565	1,488		Golden Telecom, Inc	29,139	17,837	46,976
1,889	1,071	2,960		Gray Television, Inc	20,005	11,342	31,347
1,203	981	2,184		Hearst-Argyle Television, Inc	30,905	25,202	56,107
8,663	5,284	13,947	*	IAC/InterActiveCorp	219,607	133,949	353,556
2,232	1,514	3,746	*	IDT Corp (Class B)	27,208	18,456	45,664
631	413	1,044	*	InPhonic, Inc	8,676	5,679	14,355
2,370	1,193	3,563	*	Insight Communications Co, Inc	27,563	13,875	41,438
1,000	600	1,600		Iowa Telecommunications Services, Inc	16,820	10,092	26,912
941	617	1,558	*	j2 Global Communications, Inc	38,035	24,939	62,974
32,711	18,109	50,820	*	Level 3 Communications, Inc	75,890	42,013	117,903
769	361	1,130		Liberty Corp	36,058	16,927	52,985
20,432	12,266	32,698	*	Liberty Global, Inc	553,299	332,163	885,462
124,404	72,978	197,382	*	Liberty Media Corp (Class A)	1,001,452	587,473	1,588,925
1,154	717	1,871	*	Lin TV Corp (Class A)	16,098	10,002	26,100
506	281	787	*	Lodgenet Entertainment Corp	7,453	4,139	11,592
1,400	1,415	2,815	*	Mastec, Inc	15,260	15,424	30,684
12,990	7,325	20,315	*	MCI, Inc	329,556	185,835	515,391
10,603	3,516	14,119	v*	McLeod (Escrow)	—	—	—
2,423	1,695	4,118	*	Mediacom Communications Corp	17,882	12,509	30,391
8,146	4,998	13,144	*	NCR Corp	259,939	159,486	419,425
1,000	500	1,500	*	NeuStar, Inc	31,990	15,995	47,985
6,622	3,975	10,597	*	Nextel Partners, Inc (Class A)	166,212	99,773	265,985
2,805	1,604	4,409	*	NII Holdings, Inc (Class B)	236,882	135,458	372,340
739	356	1,095		North Pittsburgh Systems, Inc	15,083	7,266	22,349
1,047	600	1,647	*	Novatel Wireless, Inc	15,150	8,682	23,832

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
3,237	1,928	5,165	*	NTL, Inc	216,232	128,790	345,022
2,082	1,308	3,390		PanAmSat Holding Corp	50,384	31,654	82,038
2,790	2,046	4,836	*	Premiere Global Services, Inc	22,822	16,736	39,558
2,063	1,221	3,284	*	Price Communications Corp	33,936	20,085	54,021
65,768	40,227	105,995	*	Qwest Communications International, Inc	269,653	164,931	434,584
3,375	1,864	5,239	*	Radio One, Inc (Class D)	44,381	24,512	68,893
940	597	1,537	*	RCN Corp	19,947	12,668	32,615
1	—	1	v*	RCN Corp Wts 12/21/06	—	—	—
1,768	1,600	3,368	*	Regent Communications, Inc	9,300	8,416	17,716
824	461	1,285	*	Saga Communications, Inc (Class A)	10,959	6,131	17,090
460	270	730	*	Salem Communications Corp (Class A)	8,482	4,979	13,461
3,207	1,917	5,124	*	SBA Communications Corp	49,548	29,618	79,166
145,775	86,882	232,657		SBC Communications, Inc	3,494,227	2,082,562	5,576,789
252	288	540		Shenandoah Telecom Co	10,380	11,863	22,243
1,913	1,294	3,207		Sinclair Broadcast Group, Inc (Class A)	16,968	11,478	28,446
1,918	1,300	3,218	*	Spanish Broadcasting System, Inc (Class A)	13,771	9,334	23,105
123,749	73,457	197,206		Sprint Nextel Corp	2,942,751	1,746,807	4,689,558
631	581	1,212		SureWest Communications	18,097	16,663	34,760
718	449	1,167	*	Syniverse Holdings, Inc	11,057	6,915	17,972
1,691	1,014	2,705	*	Talk America Holdings, Inc	15,946	9,562	25,508
4,630	2,830	7,460		Telephone and Data Systems, Inc (Non-Vote)	180,570	110,370	290,940
1,345	1,200	2,545	*	Telkonet, Inc	5,272	4,704	9,976
995	900	1,895	*	Terremark Worldwide, Inc	4,368	3,951	8,319
2,540	2,300	4,840	*	TiVo, Inc	13,945	12,627	26,572
3,248	1,981	5,229	*	Ubiquitel, Inc	28,388	17,314	45,702
9,632	5,944	15,576	*	Univision Communications, Inc (Class A)	255,537	157,694	413,231
640	403	1,043	*	US Cellular Corp	34,189	21,528	55,717
1,270	665	1,935	*	USA Mobility, Inc	34,265	17,942	52,207
1,114	800	1,914		Valor Communications Group, Inc	15,184	10,904	26,088
122,191	72,910	195,101		Verizon Communications, Inc	3,994,424	2,383,428	6,377,852
873	535	1,408	*	West Corp	32,642	20,004	52,646
2,647	1,100	3,747	*	Wireless Facilities, Inc	15,353	6,380	21,733
9,215	5,519	14,734	*	XM Satellite Radio Holdings, Inc	330,911	198,187	529,098
				TOTAL COMMUNICATIONS	25,939,985	15,443,056	41,383,041
			DEPOSITORY INSTITUTIONS—9.45%
664	187	851		1st Source Corp	15,372	4,329	19,701
594	162	756		ABC Bancorp	11,399	3,109	14,508
561	254	815	*	ACE Cash Express, Inc	10,945	4,956	15,901
634	336	970		Alabama National Bancorp	40,538	21,484	62,022
929	806	1,735		Amcore Financial, Inc	28,994	25,155	54,149
3,214	1,776	4,990		Amegy Bancorp, Inc	72,733	40,191	112,924
560	183	743	*	AmericanWest Bancorp	12,947	4,240	17,187
369	219	588		Ames National Corp	10,184	6,044	16,228

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
15,403	9,322	24,725		AmSouth Bancorp	389,080	235,474	624,554
1,029	495	1,524		Anchor Bancorp Wisconsin, Inc	30,335	14,593	44,928
502	138	640		Arrow Financial Corp	13,614	3,743	17,357
5,805	3,416	9,221		Associated Banc-Corp	176,936	104,120	281,056
4,275	2,554	6,829		Astoria Financial Corp	112,945	67,477	180,422
134	53	187		Bancfirst Corp	11,390	4,505	15,895
344	—	344	*	Bancorp, Inc	5,501	—	5,501
3,646	2,175	5,821		Bancorpsouth, Inc	83,311	49,699	133,010
557	300	857		BancTrust Financial Group, Inc	10,739	5,784	16,523
3,001	1,100	4,101		Bank Mutual Corp	32,171	11,792	43,963
177,495	105,995	283,490		Bank of America Corp	7,472,539	4,462,390	11,934,929
727	378	1,105		Bank of Granite Corp	13,842	7,197	21,039
2,278	1,361	3,639		Bank of Hawaii Corp	112,123	66,988	179,111
34,562	20,532	55,094		Bank of New York Co, Inc	1,016,468	603,846	1,620,314
492	500	992		Bank of the Ozarks, Inc	16,890	17,165	34,055
2,074	1,300	3,374		BankAtlantic Bancorp, Inc (Class A)	35,237	22,087	57,324
1,134	1,000	2,134		BankUnited Financial Corp (Class A)	25,935	22,870	48,805
602	400	1,002		Banner Corp	16,037	10,656	26,693
23,822	14,433	38,255		BB&T Corp	930,249	563,609	1,493,858
287	145	432		Berkshire Hills Bancorp, Inc	9,758	4,930	14,688
538	—	538	*	BFC Financial Corp	3,755	—	3,755
886	605	1,491		BOK Financial Corp	42,679	29,143	71,822
1,331	878	2,209		Boston Private Financial Holdings, Inc	35,325	23,302	58,627
2,567	2,000	4,567		Brookline Bancorp, Inc	40,610	31,640	72,250
353	310	663		Camden National Corp	13,297	11,678	24,975
547	401	948		Capital City Bank Group, Inc	20,627	15,122	35,749
451	239	690		Capital Corp of the West	13,778	7,301	21,079
264	126	390	*	Capital Crossing Bank	9,171	4,377	13,548
587	321	908		Capitol Bancorp Ltd	19,019	10,400	29,419
1,081	610	1,691		Capitol Federal Financial	36,992	20,874	57,866
857	700	1,557	*	Cardinal Financial Corp	8,270	6,755	15,025
917	337	1,254		Cascade Bancorp	19,156	7,040	26,196
2,106	1,326	3,432		Cathay General Bancorp	74,679	47,020	121,699
468	297	765		Center Financial Corp	10,998	6,979	17,977
500	152	652	*	Central Coast Bancorp	10,655	3,239	13,894
1,328	793	2,121		Central Pacific Financial Corp	46,719	27,898	74,617
176	149	325		Charter Financial Corp	6,000	5,079	11,079
1,217	654	1,871		Chemical Financial Corp	39,552	21,255	60,807
1,644	1,470	3,114		Chittenden Corp	43,582	38,970	82,552
229,688	137,061	366,749		Citigroup, Inc	10,455,398	6,239,017	16,694,415
342	213	555		Citizens & Northern Corp	9,131	5,687	14,818
1,891	1,342	3,233		Citizens Banking Corp	53,704	38,113	91,817
356	400	756		City Bank	12,186	13,692	25,878
906	463	1,369		City Holding Co	32,399	16,557	48,956

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,002	1,146	3,148		City National Corp	140,320	80,323	220,643
755	—	755		Clifton Savings Bancorp, Inc	7,776	—	7,776
760	160	920		Coastal Financial Corp	11,415	2,408	13,823
525	150	675		CoBiz, Inc	9,770	2,791	12,561
6,945	3,766	10,711		Colonial Bancgroup, Inc	155,568	84,358	239,926
231	—	231		Colony Bankcorp, Inc	6,251	—	6,251
281	179	460		Columbia Bancorp	11,293	7,194	18,487
861	530	1,391		Columbia Banking System, Inc	22,584	13,902	36,486
7,364	4,447	11,811		Comerica, Inc	433,740	261,928	695,668
6,890	4,148	11,038		Commerce Bancorp, Inc	211,454	127,302	338,756
2,818	1,507	4,325		Commerce Bancshares, Inc	145,071	77,580	222,651
206	—	206		Commercial Bankshares, Inc	7,743	—	7,743
1,956	1,023	2,979		Commercial Capital Bancorp, Inc	33,252	17,391	50,643
1,970	1,028	2,998		Commercial Federal Corp	67,256	35,096	102,352
179	—	179	*	Community Bancorp	5,905	—	5,905
1,446	910	2,356		Community Bank System, Inc	32,680	20,566	53,246
1,265	436	1,701		Community Banks, Inc	35,559	12,256	47,815
631	435	1,066		Community Trust Bancorp, Inc	20,306	13,998	34,304
5,647	3,348	8,995		Compass Bancshares, Inc	258,802	153,439	412,241
756	470	1,226		Corus Bankshares, Inc	41,451	25,770	67,221
2,249	1,354	3,603		Cullen/Frost Bankers, Inc	110,966	66,806	177,772
2,302	1,267	3,569		CVB Financial Corp	42,817	23,566	66,383
1,151	759	1,910		Dime Community Bancshares	16,943	11,172	28,115
866	476	1,342		Downey Financial Corp	52,739	28,988	81,727
2,379	1,506	3,885		East West Bancorp, Inc	80,981	51,264	132,245
332	—	332		Enterprise Financial Services Corp	7,045	—	7,045
1,279	815	2,094	*	Euronet Worldwide, Inc	37,846	24,116	61,962
298	112	410		Farmers Capital Bank Corp	9,232	3,470	12,702
1,156	750	1,906		Fidelity Bankshares, Inc	35,316	22,912	58,228
20,989	12,468	33,457		Fifth Third Bancorp	770,926	457,950	1,228,876
467	500	967		Financial Institutions, Inc	8,597	9,205	17,802
525	450	975		First Bancorp (North Carolina)	10,521	9,018	19,539
2,766	2,064	4,830		First Bancorp (Puerto Rico)	46,801	34,923	81,724
706	211	917		First Busey Corp (Class A)	13,746	4,108	17,854
1,556	859	2,415		First Charter Corp	38,091	21,028	59,119
291	140	431		First Citizens Bancshares, Inc (Class A)	49,659	23,891	73,550
2,932	1,674	4,606		First Commonwealth Financial Corp	39,084	22,314	61,398
572	332	904		First Community Bancorp, Inc	27,359	15,880	43,239
492	243	735		First Community Bancshares, Inc	14,435	7,130	21,565
298	—	298		First Defiance Financial Corp	8,174	—	8,174
1,622	973	2,595		First Financial Bancorp	30,169	18,098	48,267
786	620	1,406		First Financial Bankshares, Inc	27,376	21,595	48,971
701	446	1,147		First Financial Corp (Indiana)	18,927	12,042	30,969
680	450	1,130		First Financial Holdings, Inc	20,890	13,824	34,714

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
5,417	3,292	8,709		First Horizon National Corp	196,908	119,664	316,572
501	354	855		First Indiana Corp	17,069	12,061	29,130
972	380	1,352		First Merchants Corp	25,107	9,815	34,922
2,162	1,305	3,467		First Midwest Bancorp, Inc	80,513	48,598	129,111
5,233	3,420	8,653		First Niagara Financial Group, Inc	75,565	49,385	124,950
271	237	508		First Oak Brook Bancshares, Inc	8,209	7,179	15,388
672	175	847		First Place Financial Corp	14,898	3,880	18,778
105	—	105	*	First Regional Bancorp	8,273	—	8,273
1,040	510	1,550		First Republic Bank	36,639	17,967	54,606
218	200	418		First South Bancorp, Inc	7,262	6,662	13,924
836	400	1,236		First State Bancorporation	17,715	8,476	26,191
678	369	1,047	*	FirstFed Financial Corp	36,483	19,856	56,339
3,800	2,164	5,964		FirstMerit Corp	101,802	57,974	159,776
1,180	900	2,080		Flagstar Bancorp, Inc	18,998	14,490	33,488
952	590	1,542		Flushing Financial Corp	15,584	9,658	25,242
2,480	1,224	3,704		FNB Corp	42,854	21,151	64,005
320	179	499		FNB Corp (Virginia)	8,858	4,955	13,813
662	529	1,191	*	Franklin Bank Corp	10,691	8,543	19,234
2,838	1,993	4,831		Fremont General Corp	61,954	43,507	105,461
1,164	624	1,788		Frontier Financial Corp	33,756	18,096	51,852
6,923	3,926	10,849		Fulton Financial Corp	115,960	65,760	181,720
282	150	432		GB&T Bancshares, Inc	5,987	3,184	9,171
1,371	1,013	2,384		Glacier Bancorp, Inc	42,323	31,271	73,594
1,727	1,000	2,727		Gold Banc Corp, Inc	25,732	14,900	40,632
11,138	6,606	17,744		Golden West Financial Corp	661,486	392,330	1,053,816
616	250	866		Great Southern Bancorp, Inc	18,431	7,480	25,911
2,300	1,352	3,652		Greater Bay Bancorp	56,672	33,313	89,985
283	—	283		Greene County Bancshares, Inc	7,324	—	7,324
1,262	766	2,028		Hancock Holding Co	43,085	26,151	69,236
1,606	1,034	2,640		Hanmi Financial Corp	28,828	18,560	47,388
1,029	748	1,777		Harbor Florida Bancshares, Inc	37,322	27,130	64,452
1,454	772	2,226		Harleysville National Corp	31,915	16,945	48,860
607	459	1,066		Heartland Financial USA, Inc	11,794	8,918	20,712
500	311	811		Heritage Commerce Corp	10,400	6,469	16,869
6,836	4,084	10,920		Hibernia Corp (Class A)	205,353	122,683	328,036
540	261	801		Horizon Financial Corp	11,880	5,742	17,622
25,116	15,008	40,124		Hudson City Bancorp, Inc	298,880	178,595	477,475
1,806	1,309	3,115		Hudson United Bancorp	76,448	55,410	131,858
10,365	5,961	16,326		Huntington Bancshares, Inc	232,902	133,944	366,846
465	228	693		IBERIABANK Corp	24,715	12,118	36,833
3,749	1,857	5,606		Independence Community Bank Corp	127,803	63,305	191,108
829	283	1,112		Independent Bank Corp (Massachusetts)	25,185	8,598	33,783
996	477	1,473		Independent Bank Corp (Michigan)	28,924	13,852	42,776
2,724	1,708	4,432		IndyMac Bancorp, Inc	107,816	67,603	175,419

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
772	667	1,439		Integra Bank Corp	16,752	14,474	31,226
821	325	1,146		Interchange Financial Services Corp	14,170	5,609	19,779
2,096	1,178	3,274		International Bancshares Corp	62,251	34,987	97,238
2,916	1,743	4,659		Investors Financial Services Corp	95,936	57,345	153,281
550	441	991		Irwin Financial Corp	11,215	8,992	20,207
302	126	428	*	ITLA Capital Corp	15,852	6,614	22,466
155,372	92,696	248,068		JPMorgan Chase & Co	5,271,772	3,145,175	8,416,947
665	558	1,223		Kearny Financial Corp	8,313	6,975	15,288
17,681	10,624	28,305		Keycorp	570,212	342,624	912,836
1,500	600	2,100		KNBT Bancorp, Inc	23,355	9,342	32,697
570	583	1,153		Lakeland Bancorp, Inc	8,738	8,937	17,675
193	69	262		Lakeland Financial Corp	7,981	2,853	10,834
3,249	2,033	5,282		M&T Bank Corp	343,452	214,908	558,360
510	271	781		Macatawa Bank Corp	17,456	9,271	26,727
1,298	757	2,055		MAF Bancorp, Inc	53,218	31,037	84,255
701	400	1,101		Main Street Banks, Inc	18,787	10,720	29,507
479	294	773		MainSource Financial Group, Inc	8,493	5,213	13,706
10,014	6,056	16,070		Marshall & Ilsley Corp	435,709	263,497	699,206
930	443	1,373		MB Financial, Inc	36,251	17,268	53,519
817	600	1,417		MBT Financial Corp	15,057	11,058	26,115
18,449	11,084	29,533		Mellon Financial Corp	589,815	354,355	944,170
268	141	409		Mercantile Bank Corp	11,468	6,033	17,501
3,699	2,070	5,769		Mercantile Bankshares Corp	199,302	111,532	310,834
1,115	584	1,699		Mid-State Bancshares	30,674	16,066	46,740
648	427	1,075		Midwest Banc Holdings, Inc	14,982	9,872	24,854
1,060	800	1,860		Nara Bancorp, Inc	15,847	11,960	27,807
162	200	362		NASB Financial, Inc	6,480	8,000	14,480
24,828	14,968	39,796		National City Corp	830,248	500,530	1,330,778
1,631	727	2,358		National Penn Bancshares, Inc	40,596	18,095	58,691
350	194	544		NBC Capital Corp	8,778	4,866	13,644
1,410	1,016	2,426		NBT Bancorp, Inc	33,262	23,967	57,229
2,232	1,289	3,521		NetBank, Inc	18,548	10,712	29,260
11,814	6,833	18,647		New York Community Bancorp, Inc	193,750	112,061	305,811
4,214	2,984	7,198		NewAlliance Bancshares, Inc	61,693	43,686	105,379
21,342	12,505	33,847		North Fork Bancorporation, Inc	544,221	318,878	863,099
345	206	551	*	Northern Empire Bancshares	8,597	5,134	13,731
8,584	5,185	13,769		Northern Trust Corp	433,921	262,102	696,023
872	255	1,127		Northwest Bancorp, Inc	18,530	5,419	23,949
488	375	863		OceanFirst Financial Corp	11,780	9,053	20,833
2,357	1,788	4,145		Old National Bancorp	50,016	37,941	87,957
752	254	1,006		Old Second Bancorp, Inc	22,440	7,579	30,019
389	333	722		Omega Financial Corp	10,904	9,334	20,238
1,059	478	1,537		Oriental Financial Group, Inc	12,962	5,851	18,813
1,992	1,362	3,354		Pacific Capital Bancorp	66,314	45,341	111,655

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
531	344	875		Park National Corp	57,491	37,245	94,736
2,001	1,309	3,310		Partners Trust Financial Group, Inc	23,051	15,080	38,131
342	220	562		Peapack Gladstone Financial Corp	9,384	6,037	15,421
622	236	858		Pennfed Financial Services, Inc	11,370	4,314	15,684
192	—	192	*	Pennsylvania Commerce Bancorp, Inc	6,851	—	6,851
491	322	813		Peoples Bancorp, Inc	13,566	8,897	22,463
2,751	1,795	4,546		People’s Bank	79,724	52,019	131,743
1,033	612	1,645		PFF Bancorp, Inc	31,259	18,519	49,778
328	—	328	*	Pinnacle Financial Partners, Inc	8,259	—	8,259
206	—	206		Placer Sierra Bancshares	5,659	—	5,659
12,253	7,586	19,839		PNC Financial Services Group, Inc	710,919	440,140	1,151,059
11,723	7,218	18,941		Popular, Inc	283,931	174,820	458,751
139	200	339		Preferred Bank	5,586	8,038	13,624
579	—	579	*	Premierwest Bancorp	8,743	—	8,743
812	400	1,212		PrivateBancorp, Inc	27,835	13,712	41,547
870	450	1,320		Prosperity Bancshares, Inc	26,318	13,612	39,930
1,620	780	2,400		Provident Bankshares Corp	56,344	27,128	83,472
264	139	403		Provident Financial Holdings	7,405	3,899	11,304
3,351	1,599	4,950		Provident Financial Services, Inc	58,978	28,142	87,120
2,165	1,047	3,212		Provident New York Bancorp	25,266	12,218	37,484
1,293	738	2,031		R & G Financial Corp (Class B)	17,779	10,148	27,927
20,609	12,083	32,692		Regions Financial Corp	641,352	376,023	1,017,375
408	150	558		Renasant Corp	12,913	4,747	17,660
299	110	409		Republic Bancorp, Inc (Class A) (Kentucky)	6,255	2,301	8,556
3,116	2,040	5,156		Republic Bancorp, Inc (Michigan)	44,060	28,846	72,906
251	312	563		Royal Bancshares of Pennsylvania (Class A)	5,607	6,970	12,577
1,029	701	1,730		S&T Bancorp, Inc	38,896	26,498	65,394
623	400	1,023		S.Y. Bancorp, Inc	14,815	9,512	24,327
766	404	1,170		Sandy Spring Bancorp, Inc	25,814	13,615	39,429
393	158	551		Santander BanCorp	9,680	3,891	13,571
331	319	650		SCBT Financial Corp	10,453	10,074	20,527
514	476	990		Seacoast Banking Corp of Florida	12,043	11,153	23,196
390	202	592		Security Bank Corp	9,707	5,028	14,735
347	302	649	*	Signature Bank	9,366	8,151	17,517
801	456	1,257		Simmons First National Corp (Class A)	22,845	13,005	35,850
4,182	2,518	6,700		Sky Financial Group, Inc	117,556	70,781	188,337
499	—	499		Sound Federal Bancorp, Inc	8,338	—	8,338
3,279	1,740	5,019		South Financial Group, Inc	88,008	46,702	134,710
495	300	795		Southside Bancshares, Inc	9,410	5,703	15,113
483	340	823		Southwest Bancorp, Inc	10,611	7,470	18,081
15,900	9,500	25,400		Sovereign Bancorp, Inc	350,436	209,380	559,816
400	264	664		State Bancorp, Inc	7,168	4,731	11,899
260	137	397		State Financial Services Corp (Class A)	9,495	5,003	14,498
14,967	8,605	23,572		State Street Corp	732,186	420,957	1,153,143

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
834	480	1,314		Sterling Bancorp	18,773	10,805	29,578
2,185	1,322	3,507		Sterling Bancshares, Inc	32,141	19,447	51,588
1,325	721	2,046		Sterling Financial Corp (Pennsylvania)	26,699	14,528	41,227
1,365	858	2,223		Sterling Financial Corp (Spokane)	30,781	19,348	50,129
481	278	759		Suffolk Bancorp	15,349	8,871	24,220
447	—	447		Summit Bancshares, Inc	8,211	—	8,211
223	—	223		Summit Financial Group, Inc	6,077	—	6,077
514	346	860	*	Sun Bancorp, Inc (New Jersey)	10,840	7,297	18,137
15,925	9,491	25,416		SunTrust Banks, Inc	1,105,991	659,150	1,765,141
1,686	1,209	2,895		Susquehanna Bancshares, Inc	40,531	29,064	69,595
1,542	1,048	2,590	*	SVB Financial Group	75,003	50,975	125,978
13,676	8,084	21,760		Synovus Financial Corp	379,099	224,088	603,187
140	—	140		Taylor Capital Group, Inc	5,295	—	5,295
5,893	3,521	9,414		TCF Financial Corp	157,638	94,187	251,825
3,372	2,014	5,386		TD Banknorth, Inc	101,632	60,702	162,334
1,127	561	1,688	*	Texas Capital Bancshares, Inc	23,836	11,865	35,701
1,924	1,226	3,150		Texas Regional Bancshares, Inc (Class A)	55,392	35,297	90,689
974	700	1,674		TierOne Corp	25,626	18,417	44,043
283	244	527		Tompkins Trustco, Inc	12,240	10,553	22,793
697	138	835		Trico Bancshares	14,999	2,970	17,969
3,429	2,095	5,524		Trustco Bank Corp NY	42,965	26,250	69,215
1,796	1,343	3,139		Trustmark Corp	50,019	37,402	87,421
4,040	2,592	6,632		UCBH Holdings, Inc	74,013	47,485	121,498
629	385	1,014		UMB Financial Corp	41,313	25,287	66,600
1,783	1,471	3,254		Umpqua Holdings Corp	43,363	35,775	79,138
423	103	526		Union Bankshares Corp	17,673	4,303	21,976
2,615	1,400	4,015		UnionBanCal Corp	182,318	97,608	279,926
1,707	1,161	2,868		United Bankshares, Inc	59,660	40,577	100,237
1,462	790	2,252		United Community Banks, Inc	41,667	22,515	64,182
1,505	933	2,438		United Community Financial Corp	16,886	10,468	27,354
255	200	455		United Security Bancshares	6,997	5,488	12,485
558	298	856		Univest Corp of Pennsylvania	15,429	8,240	23,669
1,093	466	1,559		Unizan Financial Corp	26,462	11,282	37,744
80,733	48,158	128,891		US Bancorp	2,266,983	1,352,277	3,619,260
511	536	1,047		USB Holding Co, Inc	11,651	12,221	23,872
4,265	2,604	6,869		Valley National Bancorp	97,668	59,632	157,300
341	204	545		Vineyard National Bancorp	10,077	6,028	16,105
377	200	577	*	Virginia Commerce Bancorp	10,209	5,416	15,625
351	99	450		Virginia Financial Group, Inc	12,654	3,569	16,223
4,768	3,203	7,971		W Holding Co, Inc	45,582	30,621	76,203
69,553	41,478	111,031		Wachovia Corp	3,310,027	1,973,938	5,283,965
3,681	2,302	5,983		Washington Federal, Inc	83,043	51,933	134,976
38,400	23,004	61,404		Washington Mutual, Inc	1,506,048	902,217	2,408,265
517	378	895		Washington Trust Bancorp, Inc	14,057	10,278	24,335

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,574	1,357	3,931		Webster Financial Corp	115,727	61,011	176,738
74,389	44,468	118,857		Wells Fargo & Co	4,357,022	2,604,491	6,961,513
929	594	1,523		WesBanco, Inc	25,547	16,335	41,882
981	525	1,506		West Bancorporation, Inc	18,168	9,723	27,891
802	463	1,265		West Coast Bancorp	20,050	11,575	31,625
1,282	942	2,224		Westamerica Bancorporation	66,215	48,654	114,869
265	141	406	*	Western Sierra Bancorp	9,127	4,856	13,983
246	300	546		Westfield Financial, Inc	5,781	7,050	12,831
2,598	1,690	4,288		Whitney Holding Corp	70,250	45,698	115,948
3,192	1,670	4,862		Wilmington Trust Corp	116,348	60,871	177,219
876	396	1,272		Wilshire Bancorp, Inc	13,403	6,059	19,462
1,035	687	1,722		Wintrust Financial Corp	52,019	34,529	86,548
258	200	458		WSFS Financial Corp	15,194	11,778	26,972
399	400	799		Yardville National Bancorp	14,065	14,100	28,165
3,849	2,321	6,170		Zions Bancorporation	274,087	165,278	439,365
				TOTAL DEPOSITORY INSTITUTIONS	57,257,783	34,125,508	91,383,291
			EATING AND DRINKING PLACES—0.71%
801	512	1,313		AFC Enterprises	9,244	5,908	15,152
3,766	2,086	5,852		Applebees International, Inc	77,919	43,159	121,078
3,134	1,873	5,007		Aramark Corp (Class B)	83,709	50,028	133,737
446	289	735	*	BJ’s Restaurants, Inc	9,112	5,904	15,016
1,544	945	2,489		Bob Evans Farms, Inc	35,064	21,461	56,525
3,866	2,342	6,208		Brinker International, Inc	145,207	87,966	233,173
254	131	385	*	Buffalo Wild Wings, Inc	6,731	3,472	10,203
929	599	1,528	*	California Pizza Kitchen, Inc	27,164	17,515	44,679
2,070	1,237	3,307		CBRL Group, Inc	69,676	41,637	111,313
1,535	944	2,479	*	CEC Entertainment, Inc	48,752	29,981	78,733
2,713	1,195	3,908		CKE Restaurants, Inc	35,757	15,750	51,507
6,828	4,080	10,908		Darden Restaurants, Inc	207,366	123,910	331,276
514	298	812	*	Dave & Buster’s, Inc	6,862	3,978	10,840
3,914	2,338	6,252	*	Denny’s Corp	16,243	9,703	25,946
1,327	801	2,128		Domino’s Pizza, Inc	30,946	18,679	49,625
956	571	1,527		IHOP Corp	38,947	23,263	62,210
1,599	985	2,584	*	Jack in the Box, Inc	47,826	29,461	77,287
2,658	1,773	4,431	*	Krispy Kreme Doughnuts, Inc	16,639	11,099	27,738
707	601	1,308		Landry’s Restaurants, Inc	20,715	17,609	38,324
785	325	1,110		Lone Star Steakhouse & Saloon, Inc	20,410	8,450	28,860
1,005	602	1,607	*	Luby’s, Inc	13,125	7,862	20,987
55,974	33,325	89,299		McDonald’s Corp	1,874,569	1,116,054	2,990,623
1,045	553	1,598	*	O’Charleys, Inc	14,954	7,913	22,867
2,753	1,645	4,398		Outback Steakhouse, Inc	100,760	60,207	160,967
566	285	851	*	Papa John’s International, Inc	28,368	14,284	42,652
1,143	797	1,940	*	PF Chang’s China Bistro, Inc	51,241	35,730	86,971

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,614	964	2,578	*	Rare Hospitality International, Inc	41,480	24,775	66,255
621	371	992	*	Red Robin Gourmet Burgers, Inc	28,467	17,007	45,474
2,809	1,727	4,536		Ruby Tuesday, Inc	61,124	37,580	98,704
2,121	1,125	3,246	*	Ryan’s Restaurant Group, Inc	24,752	13,129	37,881
2,813	1,821	4,634	*	Sonic Corp	76,935	49,804	126,739
1,738	1,092	2,830	*	Texas Roadhouse, Inc (Class A)	25,896	16,271	42,167
3,584	2,120	5,704	*	The Cheesecake Factory, Inc	111,964	66,229	178,193
1,118	890	2,008	*	The Steak N Shake Co	20,292	16,153	36,445
1,494	922	2,416		Triarc Cos (Class B)	22,813	14,079	36,892
5,017	2,998	8,015	*	Wendy’s International, Inc	226,518	135,360	361,878
13,135	7,549	20,684		Yum! Brands, Inc	635,865	365,447	1,001,312
				TOTAL EATING AND DRINKING PLACES	4,313,412	2,566,817	6,880,229
			EDUCATIONAL SERVICES—0.18%
6,555	3,804	10,359	*	Apollo Group, Inc (Class A)	435,187	252,548	687,735
4,636	2,675	7,311	*	Career Education Corp	164,856	95,123	259,979
4,120	2,375	6,495	*	Corinthian Colleges, Inc	54,672	31,516	86,188
2,534	1,326	3,860	*	DeVry, Inc	48,273	25,260	73,533
1,100	470	1,570	*	Educate, Inc	16,500	7,050	23,550
3,245	1,844	5,089	*	Education Management Corp	104,619	59,451	164,070
2,144	1,267	3,411	*	ITT Educational Services, Inc	105,806	62,526	168,332
2,152	1,286	3,438	*	Laureate Education, Inc	105,384	62,975	168,359
506	262	768	*	Learning Tree International, Inc	6,679	3,458	10,137
620	381	1,001		Strayer Education, Inc	58,602	36,012	94,614
857	561	1,418	*	Universal Technical Institute, Inc	30,518	19,977	50,495
				TOTAL EDUCATIONAL SERVICES	1,131,096	655,896	1,786,992
			ELECTRIC, GAS, AND SANITARY SERVICES—4.17%
29,778	17,012	46,790	*	AES Corp	489,269	279,507	768,776
3,369	2,014	5,383		AGL Resources, Inc	125,024	74,740	199,764
7,050	4,238	11,288	*	Allegheny Energy, Inc	216,576	130,191	346,767
1,105	847	1,952		Allete, Inc	50,620	38,801	89,421
5,129	3,079	8,208		Alliant Energy Corp	149,408	89,691	239,099
9,202	5,498	14,700	*	Allied Waste Industries, Inc	77,757	46,458	124,215
8,923	5,204	14,127		Ameren Corp	477,291	278,362	755,653
533	400	933		American Ecology Corp	10,457	7,848	18,305
16,746	10,005	26,751		American Electric Power Co, Inc	664,816	397,199	1,062,015
787	401	1,188		American States Water Co	26,333	13,417	39,750
4,300	2,486	6,786		Aqua America, Inc	163,486	94,518	258,004
15,571	9,595	25,166	*	Aquila, Inc	61,661	37,996	99,657
3,572	2,086	5,658		Atmos Energy Corp	100,909	58,930	159,839
1,853	1,238	3,091		Avista Corp	35,948	24,017	59,965
1,564	875	2,439		Black Hills Corp	67,831	37,949	105,780
914	444	1,358		California Water Service Group	37,657	18,293	55,950
22,735	15,631	38,366	*	Calpine Corp	58,884	40,484	99,368

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
545	442	987		Cascade Natural Gas Corp	11,865	9,622	21,487
1,122	553	1,675	*	Casella Waste Systems, Inc (Class A)	14,732	7,261	21,993
12,890	7,520	20,410		Centerpoint Energy, Inc	191,674	111,822	303,496
600	400	1,000		Central Vermont Public Service Corp	10,500	7,000	17,500
780	463	1,243		CH Energy Group, Inc	37,034	21,983	59,017
9,023	5,267	14,290		Cinergy Corp	400,711	233,907	634,618
669	400	1,069	*	Clean Harbors, Inc	22,712	13,580	36,292
2,240	1,455	3,695		Cleco Corp	52,819	34,309	87,128
9,327	5,689	15,016	*	CMS Energy Corp	153,429	93,584	247,013
403	300	703		Connecticut Water Service, Inc	9,962	7,416	17,378
10,511	6,512	17,023		Consolidated Edison, Inc	510,309	316,158	826,467
7,746	4,628	12,374		Constellation Energy Group, Inc	477,154	285,085	762,239
147	157	304		Crosstex Energy, Inc	9,402	10,042	19,444
15,150	8,972	24,122		Dominion Resources, Inc	1,305,021	772,848	2,077,869
5,512	3,371	8,883		DPL, Inc	153,234	93,714	246,948
7,593	4,581	12,174		DTE Energy Co	348,215	210,085	558,300
41,120	24,467	65,587		Duke Energy Corp	1,199,470	713,702	1,913,172
3,578	1,878	5,456		Duquesne Light Holdings, Inc	61,577	32,320	93,897
387	205	592	*	Duratek, Inc	7,074	3,747	10,821
12,372	8,957	21,329	*	Dynegy, Inc (Class A)	58,272	42,187	100,459
14,206	8,462	22,668		Edison International	671,660	400,083	1,071,743
28,628	17,266	45,894		El Paso Corp	397,929	239,997	637,926
2,286	1,465	3,751	*	El Paso Electric Co	47,663	30,545	78,208
1,208	665	1,873		Empire District Electric Co	27,627	15,209	42,836
3,203	1,914	5,117		Energen Corp	138,562	82,800	221,362
6,434	3,844	10,278		Energy East Corp	162,072	96,830	258,902
323	177	500		EnergySouth, Inc	8,912	4,883	13,795
9,302	5,625	14,927		Entergy Corp	691,325	418,050	1,109,375
29,595	17,522	47,117		Exelon Corp	1,581,557	936,376	2,517,933
14,792	8,799	23,591		FirstEnergy Corp	770,959	458,604	1,229,563
17,591	10,416	28,007		FPL Group, Inc	837,332	495,802	1,333,134
3,038	2,033	5,071		Great Plains Energy, Inc	90,867	60,807	151,674
3,736	2,242	5,978		Hawaiian Electric Industries, Inc	104,160	62,507	166,667
1,650	1,026	2,676		Idacorp, Inc	49,714	30,913	80,627
7,356	4,193	11,549		KeySpan Corp	270,554	154,219	424,773
4,086	2,569	6,655		Kinder Morgan, Inc	392,910	247,035	639,945
1,066	511	1,577		Laclede Group, Inc	34,634	16,602	51,236
5,321	3,272	8,593		MDU Resources Group, Inc	189,694	116,647	306,341
995	496	1,491		Metal Management, Inc	25,223	12,574	37,797
958	461	1,419		MGE Energy, Inc	34,977	16,831	51,808
493	266	759		Middlesex Water Co	11,068	5,972	17,040
3,377	1,966	5,343		National Fuel Gas Co	115,493	67,237	182,730
1,199	729	1,928		New Jersey Resources Corp	55,130	33,519	88,649
2,045	1,150	3,195		Nicor, Inc	85,951	48,335	134,286

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
11,794	7,047	18,841		NiSource, Inc	286,026	170,890	456,916
5,907	3,475	9,382		Northeast Utilities	117,845	69,326	187,171
1,184	689	1,873		Northwest Natural Gas Co	44,068	25,645	69,713
1,482	933	2,415		NorthWestern Corp	44,742	28,167	72,909
4,243	2,151	6,394	*	NRG Energy, Inc	180,752	91,633	272,385
4,660	2,778	7,438		NSTAR	134,767	80,340	215,107
4,006	2,378	6,384		OGE Energy Corp	112,569	66,822	179,391
4,628	2,654	7,282		Oneok, Inc	157,445	90,289	247,734
1,156	890	2,046		Otter Tail Corp	35,767	27,537	63,304
1,768	1,085	2,853		Peoples Energy Corp	69,624	42,727	112,351
8,398	4,920	13,318		Pepco Holdings, Inc	195,421	114,488	309,909
16,145	9,682	25,827		PG&E Corp	633,691	380,019	1,013,710
195	90	285	*	Pico Holdings, Inc	6,852	3,163	10,015
3,604	2,034	5,638		Piedmont Natural Gas Co, Inc	90,713	51,196	141,909
4,654	2,464	7,118		Pinnacle West Capital Corp	205,148	108,613	313,761
2,713	1,364	4,077	*	Plug Power, Inc	18,448	9,275	27,723
2,861	1,795	4,656		PNM Resources, Inc	82,025	51,463	133,488
16,590	9,884	26,474		PPL Corp	536,355	319,550	855,905
328	445	773	v*	Progress Energy Inc (Cvo)	3	4	7
10,842	6,543	17,385		Progress Energy, Inc	485,180	292,799	777,979
10,415	6,259	16,674		Public Service Enterprise Group, Inc	670,309	402,829	1,073,138
4,527	2,695	7,222		Puget Energy, Inc	106,294	63,279	169,573
3,784	2,210	5,994		Questar Corp	333,446	194,745	528,191
13,306	8,031	21,337	*	Reliant Energy, Inc	205,445	123,999	329,444
5,990	3,574	9,564		Republic Services, Inc	211,387	126,126	337,513
850	800	1,650		Resource America, Inc (Class A)	15,071	14,184	29,255
4,956	2,837	7,793		SCANA Corp	209,341	119,835	329,176
11,205	6,802	18,007		Sempra Energy	527,307	320,102	847,409
5,125	3,095	8,220	*	Sierra Pacific Resources	76,106	45,961	122,067
327	324	651		SJW Corp	15,788	15,643	31,431
1,234	672	1,906		South Jersey Industries, Inc	35,959	19,582	55,541
32,477	19,632	52,109		Southern Co	1,161,378	702,040	1,863,418
4,057	2,494	6,551	*	Southern Union Co	104,549	64,291	168,840
1,838	816	2,654		Southwest Gas Corp	50,343	22,350	72,693
924	464	1,388		Southwest Water Co	13,398	6,729	20,127
1,852	1,260	3,112	*	Stericycle, Inc	105,842	72,009	177,851
8,995	5,187	14,182		TECO Energy, Inc	162,090	93,470	255,560
10,700	6,331	17,031		TXU Corp	1,207,816	714,643	1,922,459
4,516	2,660	7,176		UGI Corp	127,125	74,879	202,004
604	345	949		UIL Holdings Corp	31,595	18,047	49,642
1,507	758	2,265		Unisource Energy Corp	50,093	25,196	75,289
3,316	2,227	5,543		Vectren Corp	94,009	63,135	157,144
2,045	1,137	3,182	*	Waste Connections, Inc	71,739	39,886	111,625
2,399	1,695	4,094	*	Waste Services, Inc	8,876	6,272	15,148

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
4,025	2,264	6,289		Westar Energy, Inc	97,123	54,630	151,753
2,562	1,477	4,039		Western Gas Resources, Inc	131,251	75,667	206,918
2,277	1,375	3,652		WGL Holdings, Inc	73,160	44,179	117,339
24,828	14,871	39,699		Williams Cos, Inc	621,966	372,519	994,485
5,549	3,053	8,602		Wisconsin Energy Corp	221,516	121,876	343,392
2,035	1,065	3,100		WPS Resources Corp	117,623	61,557	179,180
17,784	10,830	28,614		Xcel Energy, Inc	348,744	212,376	561,120
				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,289,196	15,057,132	40,346,328
			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—8.92%
1,502	722	2,224	*	Actel Corp	21,719	10,440	32,159
2,058	1,166	3,224		Acuity Brands, Inc	61,061	34,595	95,656
5,769	2,884	8,653	*	Adaptec, Inc	22,095	11,046	33,141
5,117	3,168	8,285	*	ADC Telecommunications, Inc	116,975	72,420	189,395
1,107	609	1,716	*	Advanced Energy Industries, Inc	11,911	6,553	18,464
17,994	10,177	28,171	*	Advanced Micro Devices, Inc	453,449	256,460	709,909
3,416	1,672	5,088	*	Aeroflex, Inc	31,974	15,650	47,624
7,486	4,946	12,432	*	Agere Systems, Inc	77,929	51,488	129,417
3,619	1,977	5,596		Alliance One International, Inc	12,811	6,999	19,810
16,208	9,684	25,892	*	Altera Corp	309,735	185,061	494,796
7,273	4,357	11,630		American Power Conversion Corp	188,371	112,846	301,217
1,417	687	2,104	*	American Superconductor Corp	14,666	7,110	21,776
3,170	1,842	5,012		Ametek, Inc	136,215	79,151	215,366
1,641	982	2,623	*	AMIS Holdings, Inc	19,462	11,646	31,108
3,565	3,231	6,796	*	Amkor Technology, Inc	15,615	14,152	29,767
3,724	2,296	6,020		Amphenol Corp (Class A)	150,226	92,621	242,847
16,737	9,841	26,578		Analog Devices, Inc	621,612	365,495	987,107
7,293	4,336	11,629	*	Andrew Corp	81,317	48,346	129,663
15,597	9,310	24,907	*	Applied Micro Circuits Corp	46,791	27,930	74,721
611	235	846		Applied Signal Technology, Inc	11,658	4,484	16,142
5,359	3,190	8,549	*	Arris Group, Inc	63,558	37,833	101,391
1,352	1,226	2,578	*	Artesyn Technologies, Inc	12,574	11,402	23,976
1,241	903	2,144	*	Atheros Communications, Inc	12,112	8,813	20,925
20,175	12,110	32,285	*	Atmel Corp	41,560	24,947	66,507
1,536	973	2,509	*	ATMI, Inc	47,616	30,163	77,779
1,872	1,162	3,034		AVX Corp	23,849	14,804	38,653
1,549	810	2,359		Baldor Electric Co	39,267	20,533	59,800
654	257	911		Bel Fuse, Inc (Class B)	23,825	9,363	33,188
1,824	1,297	3,121	*	Benchmark Electronics, Inc	54,939	39,066	94,005
12,473	7,200	19,673	*	Broadcom Corp (Class A)	585,108	337,752	922,860
2,622	1,170	3,792	*	Broadwing Corp	13,084	5,838	18,922
998	596	1,594		C&D Technologies, Inc	9,391	5,608	14,999
303	74	377	*	Catapult Communications Corp	5,557	1,357	6,914
1,587	931	2,518	*	C-COR, Inc	10,712	6,284	16,996

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
938	673	1,611	*	Ceradyne, Inc	34,406	24,686	59,092
1,649	1,008	2,657	*	Checkpoint Systems, Inc	39,114	23,910	63,024
25,287	15,634	40,921	*	Ciena Corp	66,758	41,274	108,032
285,619	170,242	455,861	*	Cisco Systems, Inc	5,121,149	3,052,439	8,173,588
587	600	1,187	*	Color Kinetics, Inc	8,805	9,000	17,805
931	456	1,387	*	Comtech Telecommunications Corp	38,609	18,910	57,519
8,863	5,207	14,070	*	Comverse Technology, Inc	232,831	136,788	369,619
16,726	10,588	27,314	*	Conexant Systems, Inc	29,939	18,953	48,892
3,497	2,139	5,636	*	Cree, Inc	87,495	53,518	141,013
2,006	1,104	3,110		CTS Corp	24,273	13,358	37,631
356	360	716		Cubic Corp	6,095	6,163	12,258
1,590	1,006	2,596	*	Cymer, Inc	49,799	31,508	81,307
5,696	3,443	9,139	*	Cypress Semiconductor Corp	85,725	51,817	137,542
315	166	481	*	Diodes, Inc	11,422	6,019	17,441
893	695	1,588	*	Ditech Communications Corp	6,019	4,684	10,703
1,010	721	1,731	*	Dolby Laboratories, Inc (Class A)	16,160	11,536	27,696
1,230	795	2,025	*	DSP Group, Inc	31,562	20,400	51,962
945	473	1,418	*	DTS, Inc	15,914	7,965	23,879
1,238	1,002	2,240	*	Electro Scientific Industries, Inc	27,682	22,405	50,087
1,357	1,200	2,557	*	Emcore Corp	8,305	7,344	15,649
18,476	10,960	29,436		Emerson Electric Co	1,326,577	786,928	2,113,505
294	179	473	*	EndWave Corp	3,793	2,309	6,102
3,118	1,851	4,969	*	Energizer Holdings, Inc	176,846	104,952	281,798
990	595	1,585	*	Energy Conversion Devices, Inc	44,431	26,704	71,135
1,815	1,186	3,001	*	EnerSys	27,534	17,992	45,526
1,680	1,043	2,723	*	Evergreen Solar, Inc	15,674	9,731	25,405
1,423	901	2,324	*	Exar Corp	19,950	12,632	32,582
5,447	2,833	8,280	*	Fairchild Semiconductor International, Inc	80,942	42,098	123,040
2,787	4,657	7,444	*	Finisar Corp	3,818	6,380	10,198
924	576	1,500		Franklin Electric Co, Inc	38,244	23,841	62,085
18,191	10,624	28,815	*	Freescale Semiconductor, Inc (Class B)	428,944	250,514	679,458
1,784	1,189	2,973	*	FuelCell Energy, Inc	19,570	13,043	32,613
12,273	6,578	18,851	*	Gemstar-TV Guide International, Inc	36,328	19,471	55,799
468,509	279,081	747,590		General Electric Co	15,774,698	9,396,657	25,171,355
1,046	625	1,671	*	Genlyte Group, Inc	50,292	30,050	80,342
2,481	1,777	4,258	*	Glenayre Technologies, Inc	8,907	6,379	15,286
4,550	2,670	7,220	*	GrafTech International Ltd	24,706	14,498	39,204
800	567	1,367	*	Greatbatch, Inc	21,952	15,558	37,510
2,916	1,753	4,669		Harman International Industries, Inc	298,219	179,279	477,498
3,416	2,383	5,799	*	Harmonic, Inc	19,881	13,869	33,750
5,716	3,396	9,112		Harris Corp	238,929	141,953	380,882
1,422	754	2,176		Helix Technology Corp	20,974	11,122	32,096
3,147	1,227	4,374	*	Hexcel Corp	57,559	22,442	80,001
37,899	22,526	60,425		Honeywell International, Inc	1,421,213	844,725	2,265,938

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,096	593	1,689	*	Hutchinson Technology, Inc	28,628	15,489	44,117
1,461	1,081	2,542		Imation Corp	62,633	46,342	108,975
9,183	5,405	14,588	*	Integrated Device Technology, Inc	98,625	58,050	156,675
1,720	1,005	2,725	*	Integrated Silicon Solutions, Inc	14,448	8,442	22,890
272,828	162,658	435,486		Intel Corp	6,725,210	4,009,520	10,734,730
2,336	1,494	3,830	*	Interdigital Communications Corp	45,879	29,342	75,221
1,384	832	2,216	*	International DisplayWorks, Inc	8,221	4,942	13,163
2,810	1,705	4,515	*	International Rectifier Corp	126,675	76,861	203,536
6,792	4,054	10,846		Intersil Corp (Class A)	147,930	88,296	236,226
1,180	499	1,679		Inter-Tel, Inc	24,780	10,479	35,259
1,935	916	2,851	*	InterVoice, Inc	17,434	8,253	25,687
774	529	1,303	*	IXYS Corp	8,173	5,586	13,759
67,528	40,259	107,787	*	JDS Uniphase Corp	149,912	89,375	239,287
4,308	2,675	6,983	*	Kemet Corp	36,101	22,417	58,518
5,125	3,151	8,276		L-3 Communications Holdings, Inc	405,234	249,150	654,384
5,453	2,469	7,922	*	Lattice Semiconductor Corp	23,339	10,567	33,906
800	1,000	1,800	*	Leadis Technology, Inc	5,480	6,850	12,330
508	554	1,062	*	Lifeline Systems, Inc	16,982	18,520	35,502
1,506	1,041	2,547		Lincoln Electric Holdings, Inc	59,336	41,015	100,351
13,343	8,172	21,515		Linear Technology Corp	501,563	307,185	808,748
1,173	463	1,636	*	Littelfuse, Inc	32,996	13,024	46,020
783	508	1,291		LSI Industries, Inc	14,877	9,652	24,529
16,665	10,469	27,134	*	LSI Logic Corp	164,150	103,120	267,270
191,409	114,997	306,406	*	Lucent Technologies, Inc	622,079	373,740	995,819
1,644	1,123	2,767	*	Mattson Technology, Inc	12,346	8,434	20,780
14,396	8,622	23,018		Maxim Integrated Products, Inc	613,989	367,728	981,717
3,673	1,861	5,534		Maytag Corp	67,069	33,982	101,051
4,817	3,375	8,192	*	McData Corp (Class A)	25,246	17,685	42,931
634	366	1,000	*	Medis Technologies Ltd	11,380	6,570	17,950
5,940	3,609	9,549	*	MEMC Electronic Materials, Inc	135,373	82,249	217,622
930	597	1,527	*	Mercury Computer Systems, Inc	24,413	15,671	40,084
1,802	1,436	3,238		Methode Electronics, Inc	20,759	16,543	37,302
653	160	813	*	Metrologic Instruments, Inc	11,878	2,910	14,788
2,369	1,757	4,126	*	Micrel, Inc	26,604	19,731	46,335
9,089	5,430	14,519		Microchip Technology, Inc	273,761	163,552	437,313
25,623	15,680	41,303	*	Micron Technology, Inc	340,786	208,544	549,330
2,683	1,400	4,083	*	Microsemi Corp	68,524	35,756	104,280
2,600	1,400	4,000	*	Microtune, Inc	16,198	8,722	24,920
1,049	1,154	2,203	*	MIPS Technologies, Inc	7,165	7,882	15,047
1,538	696	2,234	*	Mobility Electronics, Inc	16,395	7,419	23,814
6,211	3,603	9,814		Molex, Inc	165,709	96,128	261,837
400	700	1,100	*	Monolithic Power Systems, Inc	3,396	5,943	9,339
1,510	1,247	2,757	*	Moog, Inc	44,575	36,811	81,386
108,755	64,396	173,151		Motorola, Inc	2,402,398	1,422,508	3,824,906

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,269	2,667	4,936	*	MRV Communications, Inc	4,833	5,681	10,514
783	300	1,083	*	Multi-Fineline Electronix, Inc	22,918	8,781	31,699
195	128	323		National Presto Industries, Inc	8,348	5,480	13,828
15,238	9,105	24,343		National Semiconductor Corp	400,759	239,462	640,221
368	300	668	*	Netlogic Microsystems, Inc	7,945	6,477	14,422
15,921	9,543	25,464	*	Network Appliance, Inc	377,965	226,551	604,516
5,567	3,326	8,893	*	Novellus Systems, Inc	139,620	83,416	223,036
7,442	4,462	11,904	*	Nvidia Corp	255,112	152,957	408,069
2,661	1,567	4,228	*	Omnivision Technologies, Inc	33,582	19,776	53,358
6,186	3,389	9,575	*	ON Semiconductor Corp	31,982	17,521	49,503
2,820	1,842	4,662	*	Openwave Systems, Inc	50,704	33,119	83,823
6,653	5,270	11,923	*	Oplink Communications, Inc	10,113	8,010	18,123
803	517	1,320	*	Optical Communication Products, Inc	1,510	972	2,482
655	347	1,002	*	OSI Systems, Inc	10,349	5,483	15,832
976	400	1,376		Park Electrochemical Corp	26,010	10,660	36,670
934	271	1,205	*	Pericom Semiconductor Corp	8,257	2,396	10,653
1,421	1,081	2,502	*	Photronics, Inc	27,567	20,971	48,538
1,779	1,100	2,879	*	Pixelworks, Inc	11,724	7,249	18,973
1,987	1,280	3,267		Plantronics, Inc	61,219	39,437	100,656
2,278	1,032	3,310	*	Plexus Corp	38,931	17,637	56,568
1,230	1,257	2,487	*	PLX Technology, Inc	10,258	10,483	20,741
7,788	4,913	12,701	*	PMC—Sierra, Inc	68,612	43,284	111,896
4,286	2,914	7,200	*	Polycom, Inc	69,305	47,119	116,424
577	391	968	*	Portalplayer, Inc	15,827	10,725	26,552
272	100	372	*	Powell Industries, Inc	5,954	2,189	8,143
1,149	690	1,839	*	Power Integrations, Inc	24,991	15,008	39,999
3,298	2,364	5,662	*	Power-One, Inc	18,271	13,097	31,368
4,328	2,262	6,590	*	Powerwave Technologies, Inc	56,221	29,383	85,604
4,005	2,581	6,586	*	QLogic Corp	136,971	88,270	225,241
72,247	42,970	115,217		Qualcomm, Inc	3,233,053	1,922,908	5,155,961
1,763	1,165	2,928	*	Quantum Fuel Systems Technologies Worldwide, Inc	7,228	4,776	12,004
3,998	2,424	6,422	*	Rambus, Inc	48,376	29,330	77,706
862	354	1,216		Raven Industries, Inc	25,214	10,355	35,569
1,221	616	1,837		Regal-Beloit Corp	39,609	19,983	59,592
8,360	4,968	13,328	*	RF Micro Devices, Inc	47,234	28,069	75,303
7,828	4,640	12,468		Rockwell Collins, Inc	378,249	224,205	602,454
856	458	1,314	*	Rogers Corp	33,127	17,725	50,852
23,169	14,370	37,539	*	Sanmina-SCI Corp	99,395	61,647	161,042
6,652	4,094	10,746		Scientific-Atlanta, Inc	249,517	153,566	403,083
618	500	1,118	*	Seachange International, Inc	3,930	3,180	7,110
3,212	1,640	4,852	*	Semtech Corp	52,902	27,011	79,913
1,483	932	2,415	*	Sigmatel, Inc	30,016	18,864	48,880
3,469	2,200	5,669	*	Silicon Image, Inc	30,839	19,558	50,397
1,731	1,038	2,769	*	Silicon Laboratories, Inc	52,605	31,545	84,150

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
3,160	2,309	5,469	*	Silicon Storage Technology, Inc	17,001	12,422	29,423
60,470	34,161	94,631	*	Sirius Satellite Radio, Inc	396,079	223,755	619,834
6,762	3,963	10,725	*	Skyworks Solutions, Inc	47,469	27,820	75,289
1,060	661	1,721	*	Spatialight, Inc	4,653	2,902	7,555
1,085	600	1,685		Spectralink Corp	13,834	7,650	21,484
1,561	1,075	2,636	*	Spectrum Brands, Inc	36,762	25,316	62,078
755	398	1,153	*	Standard Microsystems Corp	22,582	11,904	34,486
545	400	945	*	Supertex, Inc	16,345	11,996	28,341
2,392	1,400	3,792	*	Symmetricom, Inc	18,514	10,836	29,350
917	620	1,537	*	Synaptics, Inc	17,240	11,656	28,896
1,564	1,002	2,566		Technitrol, Inc	23,960	15,351	39,311
2,557	1,594	4,151	*	Tekelec	53,569	33,394	86,963
1,616	873	2,489		Teleflex, Inc	113,928	61,546	175,474
19,525	11,241	30,766	*	Tellabs, Inc	205,403	118,255	323,658
3,755	1,756	5,511	*	Terayon Communication Systems, Inc	14,645	6,848	21,493
1,891	1,148	3,039	*	Tessera Technologies, Inc	56,560	34,337	90,897
73,893	43,713	117,606		Texas Instruments, Inc	2,504,973	1,481,871	3,986,844
2,615	1,394	4,009	*	Thomas & Betts Corp	89,982	47,968	137,950
4,056	2,723	6,779	*	Transwitch Corp	6,976	4,684	11,660
966	528	1,494	*	Trident Microsystems, Inc	30,728	16,796	47,524
4,938	2,542	7,480	*	Triquint Semiconductor, Inc	17,382	8,948	26,330
2,235	1,148	3,383	*	TTM Technologies, Inc	15,980	8,208	24,188
811	100	911	*	Ulticom, Inc	8,945	1,103	10,048
507	395	902	*	Ultralife Batteries, Inc	6,550	5,103	11,653
1,294	400	1,694	*	Universal Display Corp	14,428	4,460	18,888
701	400	1,101	*	Universal Electronics, Inc	12,120	6,916	19,036
3,827	2,735	6,562	*	Utstarcom, Inc	31,267	22,345	53,612
3,373	1,329	4,702	*	Valence Technology, Inc	9,141	3,602	12,743
1,608	961	2,569	*	Varian Semiconductor Equipment Associates, Inc	68,131	40,718	108,849
4	2	6	*	Vialta, Inc	1	1	2
1,106	559	1,665	*	Viasat, Inc	28,369	14,338	42,707
882	270	1,152		Vicor Corp	13,362	4,090	17,452
558	—	558	*	Virage Logic Corp	4,325	—	4,325
7,596	4,644	12,240	*	Vishay Intertechnology, Inc	90,779	55,496	146,275
7,804	5,793	13,597	*	Vitesse Semiconductor Corp	14,672	10,891	25,563
500	392	892	*	Volterra Semiconductor Corp	6,135	4,810	10,945
2,762	1,200	3,962	*	Westell Technologies, Inc	10,054	4,368	14,422
2,662	1,590	4,252		Whirlpool Corp	201,700	120,474	322,174
15,386	9,056	24,442		Xilinx, Inc	428,500	252,210	680,710
1,232	652	1,884	*	Zhone Technologies, Inc	3,216	1,702	4,918
1,443	1,164	2,607	*	Zoran Corp	20,635	16,645	37,280
				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	54,043,483	32,193,096	86,236,579

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			ENGINEERING AND MANAGEMENT SERVICES—0.71%
828	499	1,327	*	Advisory Board Co	43,089	25,968	69,057
4,404	2,683	7,087	*	Amylin Pharmaceuticals, Inc	153,215	93,342	246,557
1,284	600	1,884	*	Antigenics, Inc	6,959	3,252	10,211
3,331	1,934	5,265	*	Applera Corp (Celera Genomics Group)	40,405	23,459	63,864
2,066	1,473	3,539	*	Ariad Pharmaceuticals, Inc	15,350	10,944	26,294
7,153	4,932	12,085	*	BearingPoint, Inc	54,291	37,434	91,725
399	462	861		CDI Corp	11,787	13,647	25,434
7,403	4,590	11,993	*	Celgene Corp	402,131	249,329	651,460
1,802	1,106	2,908		Corporate Executive Board Co	140,520	86,246	226,766
442	193	635	*	CRA International, Inc	18,427	8,046	26,473
2,736	2,253	4,989	*	CuraGen Corp	13,543	11,152	24,695
2,332	1,159	3,491	*	CV Therapeutics, Inc	62,381	31,003	93,384
2,687	1,224	3,911	*	deCODE genetics, Inc	22,544	10,269	32,813
1,248	656	1,904	*	DiamondCluster International, Inc	9,460	4,972	14,432
3,539	2,311	5,850	*	Digitas, Inc	40,203	26,253	66,456
1,609	800	2,409	*	Diversa Corp	9,316	4,632	13,948
2,266	1,615	3,881	*	eResearch Technology, Inc	32,155	22,917	55,072
743	444	1,187	*	Essex Corp	16,101	9,621	25,722
3,318	2,026	5,344	*	Exelixis, Inc	25,449	15,539	40,988
400	169	569	*	Exponent, Inc	12,556	5,305	17,861
3,815	2,306	6,121		Fluor Corp	245,610	148,460	394,070
2,314	1,434	3,748	*	Gen-Probe, Inc	114,427	70,911	185,338
500	440	940	*	Greenfield Online, Inc	2,720	2,394	5,114
2,747	1,141	3,888	*	Harris Interactive, Inc	11,730	4,872	16,602
1,510	994	2,504	*	Hewitt Associates, Inc	41,193	27,116	68,309
244	—	244	*	Huron Consulting Group, Inc	6,544	—	6,544
2,679	1,608	4,287	*	ICOS Corp	73,994	44,413	118,407
3,044	1,684	4,728	*	Incyte Corp	14,307	7,915	22,222
536	243	779	*	Infrasource Services, Inc	7,799	3,536	11,335
2,545	2,316	4,861	*	Isis Pharmaceuticals, Inc	12,852	11,696	24,548
2,493	1,433	3,926	*	Jacobs Engineering Group, Inc	168,028	96,584	264,612
975	609	1,584	*	Keryx Biopharmaceuticals, Inc	15,366	9,598	24,964
452	230	682		Landauer, Inc	22,148	11,270	33,418
712	368	1,080	*	LECG Corp	16,376	8,464	24,840
3,541	1,784	5,325	*	Lexicon Genetics, Inc	14,093	7,100	21,193
1,288	800	2,088	*	Lifecell Corp	27,859	17,304	45,163
1,668	563	2,231	*	Luminex Corp	16,747	5,653	22,400
756	643	1,399		MAXIMUS, Inc	27,027	22,987	50,014
1,529	393	1,922	*	Maxygen, Inc	12,675	3,258	15,933
5,014	3,141	8,155	*	Monogram Biosciences, Inc	11,783	7,381	19,164
11,064	6,605	17,669		Moody’s Corp	565,149	337,383	902,532
311	265	576	*	MTC Technologies, Inc	9,946	8,475	18,421
1,418	800	2,218	*	Myriad Genetics, Inc	30,998	17,488	48,486

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,224	1,293	3,517	*	Navigant Consulting, Inc	42,612	24,774	67,386
660	350	1,010	*	Neopharm, Inc	8,184	4,340	12,524
1,554	703	2,257	*	Neurogen Corp	10,692	4,837	15,529
1,016	637	1,653	*	Orchid Cellmark, Inc	8,636	5,415	14,051
14,890	8,644	23,534		Paychex, Inc	552,121	320,520	872,641
1,249	1,005	2,254	*	Per-Se Technologies, Inc	25,804	20,763	46,567
2,108	1,399	3,507	*	Pharmaceutical Product Development, Inc	121,231	80,456	201,687
1,581	588	2,169	*	PRG-Schultz International, Inc	4,759	1,770	6,529
7,034	4,274	11,308		Quest Diagnostics, Inc	355,498	216,008	571,506
2,161	861	3,022	*	Regeneron Pharmaceuticals, Inc	20,508	8,171	28,679
2,278	1,302	3,580	*	Resources Connection, Inc	67,497	38,578	106,075
622	282	904	*	Rigel Pharmaceuticals, Inc	14,785	6,703	21,488
2,438	1,582	4,020	*	Savient Pharmaceuticals, Inc	9,191	5,964	15,155
2,070	567	2,637	*	Seattle Genetics, Inc	10,868	2,977	13,845
903	539	1,442	*	Senomyx, Inc	15,378	9,179	24,557
800	551	1,351	*	SFBC International, Inc	35,512	24,459	59,971
3,140	2,024	5,164	*	Shaw Group, Inc	77,432	49,912	127,344
905	409	1,314	*	Sourcecorp	19,403	8,769	28,172
1,445	700	2,145	*	Symyx Technologies, Inc	37,743	18,284	56,027
269	100	369		Sypris Solutions, Inc	2,889	1,074	3,963
389	325	714	*	Tejon Ranch Co	18,283	15,275	33,558
2,318	1,200	3,518	*	Telik, Inc	37,923	19,632	57,555
2,374	1,586	3,960	*	Tetra Tech, Inc	39,931	26,677	66,608
693	482	1,175	*	Trimeris, Inc	10,631	7,394	18,025
1,764	1,063	2,827	*	URS Corp	71,248	42,935	114,183
1,151	700	1,851	*	Washington Group International, Inc	62,027	37,723	99,750
1,377	846	2,223		Watson Wyatt & Co Holdings	37,110	22,800	59,910
				TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,317,149	2,592,977	6,910,126
			FABRICATED METAL PRODUCTS—0.35%
1,617	922	2,539	*	Alliant Techsystems, Inc	120,709	68,827	189,536
333	498	831		Ameron International Corp	15,451	23,107	38,558
1,543	919	2,462		Aptargroup, Inc	76,857	45,775	122,632
4,811	2,867	7,678		Ball Corp	176,756	105,334	282,090
854	500	1,354		CIRCOR International, Inc	23,442	13,725	37,167
2,812	1,664	4,476		Commercial Metals Co	94,877	56,143	151,020
600	325	925	*	Commercial Vehicle Group, Inc	12,564	6,806	19,370
2,435	1,495	3,930		Crane Co	72,417	44,461	116,878
7,464	4,744	12,208	*	Crown Holdings, Inc	118,976	75,619	194,595
—	200	200		Dynamic Materials Corp	—	8,780	8,780
747	700	1,447	*	Earle M Jorgensen Co	7,119	6,671	13,790
1,904	1,003	2,907	*	Global Power Equipment Group, Inc	13,576	7,151	20,727
1,268	1,036	2,304	*	Griffon Corp	31,193	25,486	56,679
311	100	411		Gulf Island Fabrication, Inc	8,941	2,875	11,816

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
10,895	6,654	17,549		Illinois Tool Works, Inc	896,985	547,824	1,444,809
3,528	2,538	6,066	*	Jacuzzi Brands, Inc	28,436	20,456	48,892
444	201	645		Lifetime Brands, Inc	11,917	5,395	17,312
572	356	928	*	Mobile Mini, Inc	24,796	15,433	40,229
913	669	1,582	*	NCI Building Systems, Inc	37,241	27,289	64,530
986	576	1,562		Silgan Holdings, Inc	32,794	19,158	51,952
1,784	824	2,608		Simpson Manufacturing Co, Inc	69,826	32,251	102,077
2,527	1,508	4,035		Snap-On, Inc	91,275	54,469	145,744
1,318	273	1,591		Sturm Ruger & Co, Inc	12,126	2,512	14,638
288	200	488		Sun Hydraulics Corp	6,999	4,860	11,859
1,896	2,026	3,922	*	Taser International, Inc	11,698	12,500	24,198
808	566	1,374		Valmont Industries, Inc	23,723	16,618	40,341
417	280	697	*	Water Pik Technologies, Inc	8,465	5,684	14,149
1,191	963	2,154		Watts Water Technologies, Inc (Class A)	34,360	27,783	62,143
				TOTAL FABRICATED METAL PRODUCTS	2,063,519	1,282,992	3,346,511
			FOOD AND KINDRED PRODUCTS—2.83%
781	400	1,181		American Italian Pasta Co (Class A)	8,325	4,264	12,589
34,362	20,432	54,794		Anheuser-Busch Cos, Inc	1,478,941	879,393	2,358,334
29,368	17,112	46,480		Archer Daniels Midland Co	724,215	421,982	1,146,197
467	300	767	*	Boston Beer Co, Inc (Class A)	11,675	7,500	19,175
10,062	6,066	16,128		Campbell Soup Co	299,345	180,463	479,808
156	200	356		Coca-Cola Bottling Co Consolidated	7,635	9,788	17,423
91,936	54,873	146,809		Coca-Cola Co	3,970,716	2,369,965	6,340,681
13,790	7,894	21,684		Coca-Cola Enterprises, Inc	268,905	153,933	422,838
23,477	13,490	36,967		ConAgra Foods, Inc	581,080	333,877	914,957
8,450	4,888	13,338	*	Constellation Brands, Inc (Class A)	219,700	127,088	346,788
3,494	2,092	5,586		Corn Products International, Inc	70,474	42,196	112,670
3,571	1,501	5,072	*	Darling International, Inc	12,606	5,299	17,905
8,819	5,488	14,307	*	Del Monte Foods Co	94,628	58,886	153,514
330	300	630		Farmer Bros Co	6,663	6,057	12,720
2,169	1,356	3,525		Flowers Foods, Inc	59,170	36,992	96,162
12,724	7,740	20,464		General Mills, Inc	613,297	373,068	986,365
2,168	1,344	3,512	*	Gold Kist, Inc	42,384	26,275	68,659
15,267	9,122	24,389		H.J. Heinz Co	557,856	333,318	891,174
548	338	886	*	Hansen Natural Corp	25,800	15,913	41,713
4,977	2,712	7,689	*	Hercules, Inc	60,819	33,141	93,960
7,483	4,466	11,949		Hershey Co	421,368	251,480	672,848
3,238	2,103	5,341		Hormel Foods Corp	106,822	69,378	176,200
272	284	556		J&J Snack Foods Corp	15,722	16,415	32,137
2,156	1,480	3,636		J.M. Smucker Co	104,652	71,839	176,491
10,887	6,673	17,560		Kellogg Co	502,217	307,825	810,042
10,924	6,527	17,451		Kraft Foods, Inc (Class A)	334,165	199,661	533,826
1,079	732	1,811		Lancaster Colony Corp	46,397	31,476	77,873

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,379	991	2,370		Lance, Inc	24,077	17,303	41,380
417	274	691	*	M&F Worldwide Corp	6,484	4,261	10,745
5,810	3,607	9,417		McCormick & Co, Inc (Non-Vote)	189,580	117,696	307,276
1,808	1,180	2,988		Molson Coors Brewing Co (Class B)	115,730	75,532	191,262
234	—	234	*	National Beverage Corp	1,816	—	1,816
557	283	840	*	Peet’s Coffee & Tea, Inc	17,055	8,665	25,720
6,075	3,629	9,704		Pepsi Bottling Group, Inc	173,441	103,608	277,049
2,958	1,753	4,711		PepsiAmericas, Inc	67,235	39,846	107,081
73,939	44,139	118,078		PepsiCo, Inc	4,193,081	2,503,123	6,696,204
1,396	708	2,104		Ralcorp Holdings, Inc	58,520	29,679	88,199
749	466	1,215		Sanderson Farms, Inc	27,833	17,317	45,150
34,341	20,918	55,259		Sara Lee Corp	650,762	396,396	1,047,158
3,902	2,442	6,344	*	Smithfield Foods, Inc	115,811	72,479	188,290
963	657	1,620		Tootsie Roll Industries, Inc	30,575	20,860	51,435
1,718	1,164	2,882		Topps Co, Inc	14,105	9,556	23,661
1,313	784	2,097	*	TreeHouse Foods, Inc	35,294	21,074	56,368
10,548	6,378	16,926		Tyson Foods, Inc (Class A)	190,409	115,123	305,532
7,612	4,676	12,288		Wrigley (Wm.) Jr Co	547,151	336,111	883,262
				TOTAL FOOD AND KINDRED PRODUCTS	17,104,536	10,256,101	27,360,637
			FOOD STORES—0.43%
1,136	787	1,923	*	7-Eleven, Inc	40,453	28,025	68,478
16,055	9,640	25,695		Albertson’s, Inc	411,811	247,266	659,077
70	37	107		Arden Group, Inc (Class A)	5,268	2,785	8,053
736	453	1,189	*	Great Atlantic & Pacific Tea Co, Inc	20,873	12,847	33,720
467	636	1,103		Ingles Markets, Inc (Class A)	7,379	10,049	17,428
31,793	18,996	50,789	*	Kroger Co	654,618	391,128	1,045,746
1,193	839	2,032	*	Panera Bread Co (Class A)	61,058	42,940	103,998
722	327	1,049	*	Pantry, Inc	26,981	12,220	39,201
1,649	1,200	2,849	*	Pathmark Stores, Inc	18,584	13,524	32,108
1,284	814	2,098		Ruddick Corp	29,596	18,763	48,359
17,499	10,356	27,855	*	Starbucks Corp	876,700	518,836	1,395,536
475	314	789		Weis Markets, Inc	19,005	12,563	31,568
2,841	1,719	4,560		Whole Foods Market, Inc	381,972	231,119	613,091
1,575	665	2,240	*	Wild Oats Markets, Inc	20,254	8,552	28,806
				TOTAL FOOD STORES	2,574,552	1,550,617	4,125,169
			FORESTRY—0.14%
2,195	1,310	3,505		Rayonier, Inc	126,476	75,482	201,958
10,585	6,421	17,006		Weyerhaeuser Co	727,719	441,444	1,169,163
				TOTAL FORESTRY	854,195	516,926	1,371,121
			FURNITURE AND FIXTURES—0.36%
510	300	810		Bassett Furniture Industries, Inc	9,496	5,586	15,082
2,499	1,642	4,141	*	BE Aerospace, Inc	41,408	27,208	68,616

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,552	976	2,528		Ethan Allen Interiors, Inc	48,655	30,598	79,253
2,940	1,351	4,291		Furniture Brands International, Inc	53,008	24,359	77,367
3,010	1,898	4,908		Herman Miller, Inc	91,203	57,509	148,712
2,318	1,548	3,866		Hillenbrand Industries, Inc	109,062	72,833	181,895
2,439	1,516	3,955		HNI Corp	146,876	91,293	238,169
308	164	472		Hooker Furniture Corp	5,119	2,726	7,845
1,830	1,255	3,085	*	Interface, Inc (Class A)	15,116	10,366	25,482
8,377	4,934	13,311		Johnson Controls, Inc	519,793	306,155	825,948
1,051	620	1,671		Kimball International, Inc (Class B)	12,707	7,496	20,203
1,978	1,120	3,098		La-Z-Boy, Inc	26,090	14,773	40,863
8,263	4,937	13,200		Leggett & Platt, Inc	166,913	99,727	266,640
19,610	11,298	30,908		Masco Corp	601,635	346,623	948,258
12,231	7,322	19,553		Newell Rubbermaid, Inc	277,032	165,843	442,875
1,764	1,025	2,789	*	Select Comfort Corp	35,245	20,479	55,724
468	340	808		Stanley Furniture Co, Inc	12,257	8,905	21,162
1,829	1,121	2,950	*	Tempur-Pedic International, Inc	21,655	13,273	34,928
				TOTAL FURNITURE AND FIXTURES	2,193,270	1,305,752	3,499,022
			FURNITURE AND HOMEFURNISHINGS STORES—0.40%
13,330	7,666	20,996	*	Bed Bath & Beyond, Inc	535,600	308,020	843,620
1,199	750	1,949	*	Bell Microproducts, Inc	12,026	7,522	19,548
18,257	10,654	28,911		Best Buy Co, Inc	794,727	463,769	1,258,496
1,147	483	1,630	*	Brookstone, Inc	22,871	9,631	32,502
8,218	5,106	13,324		Circuit City Stores, Inc	141,021	87,619	228,640
742	707	1,449	*	Cost Plus, Inc	13,467	12,832	26,299
508	400	908	*	Design Within Reach, Inc	4,587	3,612	8,199
512	421	933	*	Electronics Boutique Holdings Corp	32,174	26,456	58,630
1,947	1,053	3,000	*	GameStop Corp (Class B)	55,275	29,895	85,170
1,135	672	1,807	*	Guitar Center, Inc	62,663	37,101	99,764
701	768	1,469		Haverty Furniture Cos, Inc	8,573	9,393	17,966
324	—	324		Knoll, Inc	5,945	—	5,945
1,870	1,249	3,119	*	Linens ‘n Things, Inc	49,929	33,348	83,277
2,236	1,403	3,639	*	Mohawk Industries, Inc	179,439	112,591	292,030
1,089	650	1,739		Movie Gallery, Inc	11,315	6,753	18,068
3,735	2,367	6,102		Pier 1 Imports, Inc	42,094	26,676	68,770
6,793	4,059	10,852		RadioShack Corp	168,466	100,663	269,129
1,137	741	1,878	*	Restoration Hardware, Inc	7,186	4,683	11,869
2,326	1,682	4,008		Steelcase, Inc (Class A)	33,634	24,322	57,956
1,705	1,353	3,058	*	The Bombay Co, Inc	7,519	5,967	13,486
1,345	228	1,573	*	Trans World Entertainment Corp	10,612	1,799	12,411
1,118	668	1,786		Tuesday Morning Corp	28,923	17,281	46,204
5,039	2,950	7,989	*	Williams-Sonoma, Inc	193,246	113,133	306,379
				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,421,292	1,443,066	3,864,358

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			GENERAL BUILDING CONTRACTORS—0.52%
238	90	328	*	Avatar Holdings, Inc	14,099	5,332	19,431
1,813	1,053	2,866		Beazer Homes USA, Inc	106,369	61,780	168,149
556	384	940		Brookfield Homes Corp	30,875	21,323	52,198
5,530	3,346	8,876		Centex Corp	357,127	216,085	573,212
11,913	7,086	18,999		DR Horton, Inc	431,513	256,655	688,168
1,490	864	2,354	*	Hovnanian Enterprises, Inc (Class A)	76,288	44,237	120,525
3,537	2,070	5,607		KB Home	258,908	151,524	410,432
5,845	3,624	9,469		Lennar Corp (Class A)	349,297	216,570	565,867
793	325	1,118		Levitt Corp (Class A)	18,191	7,455	25,646
454	266	720		M/I Homes, Inc	24,634	14,433	39,067
790	532	1,322		McGrath RentCorp	22,381	15,072	37,453
1,411	795	2,206		MDC Holdings, Inc	111,314	62,717	174,031
916	586	1,502	*	Meritage Homes Corp	70,221	44,923	115,144
242	134	376	*	NVR, Inc	214,158	118,583	332,741
635	769	1,404	*	Palm Harbor Homes, Inc	12,338	14,942	27,280
531	514	1,045	*	Perini Corp	9,664	9,355	19,019
9,408	5,692	15,100		Pulte Homes, Inc	403,791	244,301	648,092
2,083	1,222	3,305		Ryland Group, Inc	142,519	83,609	226,128
2,988	1,744	4,732		Standard-Pacific Corp	124,032	72,393	196,425
1,215	382	1,597		Technical Olympic USA, Inc	31,784	9,993	41,777
4,622	2,830	7,452	*	Toll Brothers, Inc	206,465	126,416	332,881
1,576	942	2,518		Walter Industries, Inc	77,098	46,083	123,181
1,470	909	2,379	*	WCI Communities, Inc	41,704	25,788	67,492
100	113	213	*	William Lyon Homes, Inc	15,520	17,538	33,058
				TOTAL GENERAL BUILDING CONTRACTORS	3,150,290	1,887,107	5,037,397
			GENERAL MERCHANDISE STORES—1.75%
1,862	1,137	2,999	*	99 Cents Only Stores	17,223	10,517	27,740
5,352	3,096	8,448	*	Big Lots, Inc	58,818	34,025	92,843
3,013	1,975	4,988	*	BJ’s Wholesale Club, Inc	83,761	54,905	138,666
1,244	801	2,045	*	Cabela’s, Inc	22,852	14,714	37,566
2,426	1,499	3,925		Casey’s General Stores, Inc	56,283	34,777	91,060
431	—	431	*	Conn’s, Inc	11,947	—	11,947
21,306	12,619	33,925		Costco Wholesale Corp	918,076	543,753	1,461,829
2,920	1,749	4,669		Dillard’s, Inc (Class A)	60,970	36,519	97,489
14,220	8,718	22,938		Dollar General Corp	260,795	159,888	420,683
7,131	4,392	11,523		Family Dollar Stores, Inc	141,693	87,269	228,962
11,648	6,756	18,404		Federated Department Stores, Inc	778,902	451,774	1,230,676
1,577	1,283	2,860		Fred’s, Inc	19,728	16,050	35,778
10,006	6,077	16,083		JC Penney Co, Inc	474,485	288,171	762,656
1,832	1,066	2,898		Neiman Marcus Group, Inc (Class A)	183,108	106,547	289,655
523	373	896	*	Retail Ventures, Inc	5,743	4,096	9,839
5,775	3,234	9,009	*	Saks, Inc	106,837	59,829	166,666

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,287	776	2,063	*	ShopKo Stores, Inc	32,844	19,803	52,647
995	556	1,551		Stein Mart, Inc	20,199	11,287	31,486
39,031	23,278	62,309		Target Corp	2,026,880	1,208,827	3,235,707
21,085	12,831	33,916		TJX Cos, Inc	431,821	262,779	694,600
111,246	66,331	177,577		Wal-Mart Stores, Inc	4,874,800	2,906,624	7,781,424
				TOTAL GENERAL MERCHANDISE STORES	10,587,765	6,312,154	16,899,919
			HEALTH SERVICES—1.12%
505	1,059	1,564	*	Alliance Imaging, Inc	4,318	9,054	13,372
1,303	778	2,081	*	Allied Healthcare International, Inc	7,362	4,396	11,758
578	507	1,085	*	Amedisys, Inc	22,542	19,773	42,315
461	300	761	*	America Service Group, Inc	7,648	4,977	12,625
349	300	649	*	American Dental Partners, Inc	11,838	10,176	22,014
1,450	867	2,317	*	American Healthways, Inc	61,480	36,761	98,241
1,200	717	1,917	*	American Retirement Corp	22,596	13,501	36,097
1,260	793	2,053	*	Amsurg Corp	34,474	21,696	56,170
2,132	1,196	3,328	*	Apria Healthcare Group, Inc	68,032	38,164	106,196
4,890	3,020	7,910	*	Beverly Enterprises, Inc	59,902	36,995	96,897
379	500	879	*	Bio-Reference Labs, Inc	6,553	8,645	15,198
20,313	11,981	32,294	*	Caremark Rx, Inc	1,014,228	598,211	1,612,439
3,885	2,280	6,165	*	Community Health Systems, Inc	150,777	88,487	239,264
272	90	362	*	Corvel Corp	6,517	2,156	8,673
2,745	1,652	4,397	*	Covance, Inc	131,733	79,279	211,012
4,763	2,772	7,535	*	Coventry Health Care, Inc	409,713	238,447	648,160
1,247	941	2,188	*	Cross Country Healthcare, Inc	23,144	17,465	40,609
4,398	2,697	7,095	*	DaVita, Inc	202,616	124,251	326,867
2,601	1,437	4,038	*	Edwards Lifesciences Corp	115,510	63,817	179,327
1,146	604	1,750	*	Enzo Biochem, Inc	17,603	9,277	26,880
5,424	3,238	8,662	*	Express Scripts, Inc	337,373	201,404	538,777
864	517	1,381	*	Genesis HealthCare Corp	34,836	20,845	55,681
1,108	671	1,779	*	Gentiva Health Services, Inc	20,077	12,159	32,236
19,740	11,573	31,313		HCA, Inc	945,941	554,578	1,500,519
10,873	6,304	17,177		Health Management Associates, Inc (Class A)	255,189	147,955	403,144
2,891	2,018	4,909		Hooper Holmes, Inc	11,362	7,931	19,293
451	270	721	*	Horizon Health Corp	12,254	7,336	19,590
1,239	708	1,947	*	Kindred Healthcare, Inc	36,922	21,098	58,020
5,871	3,508	9,379	*	Laboratory Corp of America Holdings	285,976	170,875	456,851
891	635	1,526		LCA-Vision, Inc	33,074	23,571	56,645
2,381	1,383	3,764	*	LifePoint Hospitals, Inc	104,121	60,479	164,600
4,013	2,396	6,409	*	Lincare Holdings, Inc	164,734	98,356	263,090
1,175	751	1,926	*	Magellan Health Services, Inc	41,301	26,398	67,699
3,762	2,289	6,051		Manor Care, Inc	144,498	87,920	232,418
705	450	1,155	*	Matria Healthcare, Inc	26,614	16,987	43,601
275	170	445	*	Medcath Corp	6,531	4,038	10,569

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
13,538	8,002	21,540	*	Medco Health Solutions, Inc	742,288	438,750	1,181,038
284	175	459		National Healthcare Corp	9,940	6,125	16,065
3,997	2,300	6,297	*	Nektar Therapeutics	67,749	38,985	106,734
1,100	1,126	2,226	*	OCA, Inc	1,650	1,689	3,339
1,121	631	1,752	*	Odyssey HealthCare, Inc	19,023	10,708	29,731
539	1,087	1,626		Option Care, Inc	7,891	15,914	23,805
1,860	1,400	3,260	*	PainCare Holdings, Inc	6,975	5,250	12,225
947	533	1,480	*	Pediatrix Medical Group, Inc	72,749	40,945	113,694
897	479	1,376	*	Psychiatric Solutions, Inc	48,644	25,976	74,620
478	400	878	*	Radiation Therapy Services, Inc	15,229	12,744	27,973
725	500	1,225	*	RehabCare Group, Inc	14,877	10,260	25,137
2,958	1,815	4,773	*	Renal Care Group, Inc	139,973	85,886	225,859
1,331	625	1,956	*	Sierra Health Services, Inc	91,666	43,044	134,710
352	900	1,252	*	Specialty Laboratories, Inc	4,657	11,907	16,564
721	470	1,191	*	Sunrise Senior Living, Inc	48,119	31,368	79,487
726	233	959	*	Symbion, Inc	18,782	6,028	24,810
20,770	12,116	32,886	*	Tenet Healthcare Corp	233,247	136,063	369,310
4,085	2,308	6,393	*	Triad Hospitals, Inc	184,973	104,483	289,456
505	302	807	*	U.S. Physical Therapy, Inc	9,171	5,484	14,655
1,882	1,188	3,070	*	United Surgical Partners International, Inc	73,605	46,463	120,068
2,101	1,341	3,442		Universal Health Services, Inc (Class B)	100,071	63,872	163,943
583	309	892	*	VistaCare, Inc (Class A)	8,436	4,471	12,907
				TOTAL HEALTH SERVICES	6,759,104	4,033,873	10,792,977
			HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
1,670	1,209	2,879		Granite Construction, Inc	63,861	46,232	110,093
				TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	63,861	46,232	110,093
			HOLDING AND OTHER INVESTMENT OFFICES—2.56%
860	326	1,186	*	4Kids Entertainment, Inc	14,955	5,669	20,624
1,787	1,000	2,787		Aames Investment Corp	11,222	6,280	17,502
1,197	690	1,887		Acadia Realty Trust	21,534	12,413	33,947
1,439	871	2,310	*	Affiliated Managers Group, Inc	104,212	63,078	167,290
1,436	695	2,131		Affordable Residential Communities	14,518	7,026	21,544
327	196	523		Agree Realty Corp	9,238	5,537	14,775
85	54	139	*	Alexander’s, Inc	22,950	14,580	37,530
1,026	499	1,525		Alexandria Real Estate Equities, Inc	84,840	41,262	126,102
5,727	3,401	9,128		Allied Capital Corp	163,964	97,371	261,335
3,722	2,246	5,968		AMB Property Corp	167,118	100,845	267,963
637	400	1,037		American Campus Communities, Inc	15,301	9,608	24,909
5,017	3,293	8,310		American Financial Realty Trust	71,241	46,761	118,002
1,368	921	2,289		American Home Mortgage Investment Corp	41,450	27,906	69,356
974	668	1,642		AMLI Residential Properties Trust	31,236	21,423	52,659
5,294	3,324	8,618		Annaly Mortgage Management, Inc	68,557	43,046	111,603
2,232	1,284	3,516		Anthracite Capital, Inc	25,847	14,869	40,716

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,950	1,557	3,507		Anworth Mortgage Asset Corp	16,126	12,876	29,002
4,162	2,490	6,652		Apartment Investment & Management Co (Class A)	161,402	96,562	257,964
2,701	1,369	4,070		Apollo Investment Corp	53,480	27,106	80,586
436	197	633		Arbor Realty Trust, Inc	12,252	5,536	17,788
8,666	5,210	13,876		Archstone-Smith Trust	345,513	207,723	553,236
2,906	1,596	4,502		Arden Realty, Inc	119,640	65,707	185,347
1,145	564	1,709		Ashford Hospitality Trust, Inc	12,320	6,069	18,389
3,180	2,006	5,186		AvalonBay Communities, Inc	272,526	171,914	444,440
717	477	1,194		Bedford Property Investors	17,093	11,372	28,465
1,600	600	2,200		Bimini Mortgage Management, Inc (Class A)	18,080	6,780	24,860
2,300	814	3,114		BioMed Realty Trust, Inc	57,040	20,187	77,227
5,131	2,922	8,053		Boston Properties, Inc	363,788	207,170	570,958
770	470	1,240	*	Boykin Lodging Co	9,563	5,837	15,400
2,346	1,460	3,806		Brandywine Realty Trust	72,937	45,391	118,328
2,353	1,328	3,681		BRE Properties, Inc (Class A)	104,708	59,096	163,804
2,027	1,211	3,238		Camden Property Trust	113,005	67,513	180,518
1,836	877	2,713		Capital Automotive REIT	71,072	33,949	105,021
1,608	637	2,245		Capital Lease Funding, Inc	16,643	6,593	23,236
121	77	198		Capital Southwest Corp	10,306	6,558	16,864
500	173	673		Capital Trust, Inc	16,080	5,564	21,644
2,547	1,526	4,073		CarrAmerica Realty Corp	91,565	54,860	146,425
1,984	1,124	3,108		CBL & Associates Properties, Inc	81,324	46,073	127,397
1,000	463	1,463		Cedar Shopping Centers, Inc	14,470	6,700	21,170
2,282	1,174	3,456		Centerpoint Properties Trust	102,234	52,595	154,829
204	300	504		Cherokee, Inc	7,136	10,494	17,630
2,158	1,100	3,258		Colonial Properties Trust	95,988	48,928	144,916
2,346	1,325	3,671		Commercial Net Lease Realty, Inc	46,920	26,500	73,420
1,373	957	2,330		Corporate Office Properties Trust	47,986	33,447	81,433
508	309	817		Correctional Properties Trust	14,940	9,088	24,028
1,650	936	2,586		Cousins Properties, Inc	49,863	28,286	78,149
3,657	2,446	6,103		Crescent Real Estate Equities Co	75,005	50,167	125,172
677	405	1,082	*	Criimi MAE, Inc	11,651	6,970	18,621
4,619	2,785	7,404		Developers Diversified Realty Corp	215,707	130,060	345,767
1,064	53	1,117		DiamondRock Hospitality Co	12,502	623	13,125
500	—	500		Digital Realty Trust, Inc	9,000	—	9,000
6,353	3,796	10,149		Duke Realty Corp	215,240	128,608	343,848
953	570	1,523		EastGroup Properties, Inc	41,694	24,938	66,632
2,442	1,300	3,742		ECC Capital Corp	7,961	4,238	12,199
954	600	1,554		Education Realty Trust, Inc	15,932	10,020	25,952
154	—	154	*	Enstar Group, Inc	9,993	—	9,993
1,254	663	1,917		Entertainment Properties Trust	55,966	29,590	85,556
2,035	1,440	3,475		Equity Inns, Inc	27,472	19,440	46,912
1,022	476	1,498		Equity Lifestyle Properties, Inc	45,990	21,420	67,410
17,771	10,776	28,547		Equity Office Properties Trust	581,289	352,483	933,772

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,550	800	2,350		Equity One, Inc	36,037	18,600	54,637
12,546	7,552	20,098		Equity Residential	474,866	285,843	760,709
1,001	644	1,645		Essex Property Trust, Inc	90,090	57,960	148,050
1,500	600	2,100		Extra Space Storage, Inc	23,070	9,228	32,298
2,303	1,367	3,670		Federal Realty Investment Trust	140,322	83,291	223,613
1,940	1,200	3,140	*	FelCor Lodging Trust, Inc	29,391	18,180	47,571
2,043	1,272	3,315		Fieldstone Investment Corp	23,821	14,832	38,653
1,880	1,143	3,023		First Industrial Realty Trust, Inc	75,294	45,777	121,071
709	423	1,132		First Potomac Realty Trust	18,221	10,871	29,092
6,202	3,885	10,087		Friedman Billings Ramsey Group, Inc	63,198	39,588	102,786
1,242	860	2,102		Gables Residential Trust	54,213	37,539	91,752
7,746	4,822	12,568		General Growth Properties, Inc	348,028	216,652	564,680
855	629	1,484		Getty Realty Corp	24,607	18,103	42,710
445	236	681		Gladstone Capital Corp	10,035	5,322	15,357
1,218	847	2,065		Glenborough Realty Trust, Inc	23,386	16,262	39,648
1,567	789	2,356		Glimcher Realty Trust	38,344	19,307	57,651
700	390	1,090		Global Signal, Inc	31,318	17,449	48,767
1,100	800	1,900		GMH Communities Trust	16,137	11,736	27,873
1,100	543	1,643		Government Properties Trust, Inc	10,780	5,321	16,101
500	400	900		Gramercy Capital Corp	11,980	9,584	21,564
772	350	1,122		Harris & Harris Group, Inc	8,569	3,885	12,454
6,040	3,586	9,626		Health Care Property Investors, Inc	163,020	96,786	259,806
2,377	1,437	3,814		Health Care REIT, Inc	88,163	53,298	141,461
2,083	1,251	3,334		Healthcare Realty Trust, Inc	83,612	50,215	133,827
1,194	713	1,907		Heritage Property Investment Trust	41,790	24,955	66,745
1,718	974	2,692		Highland Hospitality Corp	17,627	9,993	27,620
2,356	1,624	3,980		Highwoods Properties, Inc	69,526	47,924	117,450
1,395	1,084	2,479		Home Properties, Inc	54,754	42,547	97,301
2,200	900	3,100		HomeBanc Corp	16,984	6,948	23,932
3,435	1,756	5,191		Hospitality Properties Trust	147,224	75,262	222,486
15,382	9,120	24,502		Host Marriott Corp	259,956	154,128	414,084
8,292	5,594	13,886		HRPT Properties Trust	102,904	69,422	172,326
3,499	2,165	5,664		IMPAC Mortgage Holdings, Inc	42,898	26,543	69,441
2,926	1,748	4,674		Inland Real Estate Corp	45,821	27,374	73,195
1,530	920	2,450		Innkeepers U.S.A. Trust	23,638	14,214	37,852
1,971	1,600	3,571		Investors Real Estate Trust	18,724	15,200	33,924
3,480	900	4,380		iShares Russell 2000 Index Fund	231,037	59,751	290,788
1,800	700	2,500		iShares Russell Midcap Index Fund	155,772	60,578	216,350
5,024	3,022	8,046		iStar Financial, Inc	203,120	122,179	325,299
1,286	800	2,086		Kilroy Realty Corp	72,055	44,824	116,879
8,670	5,110	13,780		Kimco Realty Corp	272,411	160,556	432,967
900	700	1,600		Kite Realty Group Trust	13,428	10,444	23,872
1,300	800	2,100		KKR Financial Corp	28,912	17,792	46,704
1,296	781	2,077		LaSalle Hotel Properties	44,647	26,905	71,552

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,995	1,140	3,135		Lexington Corporate Properties Trust	46,982	26,847	73,829
3,824	2,352	6,176		Liberty Property Trust	162,673	100,054	262,727
676	355	1,031		LTC Properties, Inc	14,331	7,526	21,857
1,231	1,028	2,259		Luminent Mortgage Capital, Inc	9,294	7,761	17,055
2,609	1,693	4,302		Macerich Co	169,428	109,943	279,371
2,890	1,607	4,497		Mack-Cali Realty Corp	129,877	72,219	202,096
1,500	956	2,456		Maguire Properties, Inc	45,075	28,728	73,803
3,482	2,480	5,962	*	MeriStar Hospitality Corp	31,791	22,642	54,433
3,630	2,141	5,771		MFA Mortgage Investments, Inc	22,252	13,124	35,376
717	569	1,286		Mid-America Apartment Communities, Inc	33,348	26,464	59,812
2,463	1,511	3,974		Mills Corp	135,662	83,226	218,888
1,900	500	2,400		MortgageIT Holdings, Inc	27,018	7,110	34,128
1,012	913	1,925		National Health Investors, Inc	27,941	25,208	53,149
2,923	1,874	4,797		Nationwide Health Properties, Inc	68,106	43,664	111,770
2,116	1,272	3,388		New Century Financial Corp	76,747	46,135	122,882
4,551	2,873	7,424		New Plan Excel Realty Trust	104,445	65,935	170,380
1,908	1,140	3,048		Newcastle Investment Corp	53,233	31,806	85,039
812	—	812		NorthStar Realty Finance Corp	7,625	—	7,625
1,155	704	1,859		Novastar Financial, Inc	38,103	23,225	61,328
2,483	1,305	3,788		Omega Healthcare Investors, Inc	34,563	18,166	52,729
332	—	332		One Liberty Properties, Inc	6,610	—	6,610
312	900	1,212		Origen Financial, Inc	2,362	6,813	9,175
1,815	1,070	2,885		Pan Pacific Retail Properties, Inc	119,609	70,513	190,122
614	509	1,123		Parkway Properties, Inc	28,809	23,882	52,691
1,580	1,044	2,624		Pennsylvania Real Estate Investment Trust	66,644	44,036	110,680
8,019	4,929	12,948		Plum Creek Timber Co, Inc	304,000	186,858	490,858
1,574	1,037	2,611		Post Properties, Inc	58,632	38,628	97,260
2,139	1,179	3,318		Prentiss Properties Trust	86,843	47,867	134,710
10,907	6,456	17,363		Prologis	483,289	286,065	769,354
662	437	1,099		PS Business Parks, Inc	30,320	20,015	50,335
3,629	2,174	5,803		Public Storage, Inc	243,143	145,658	388,801
1,115	731	1,846		RAIT Investment Trust	31,778	20,834	52,612
642	311	953		Ramco-Gershenson Properties	18,740	9,078	27,818
3,688	2,302	5,990		Realty Income Corp	88,180	55,041	143,221
3,569	2,127	5,696		Reckson Associates Realty Corp	123,309	73,488	196,797
1,280	514	1,794		Redwood Trust, Inc	62,221	24,986	87,207
2,754	1,645	4,399		Regency Centers Corp	158,217	94,505	252,722
534	340	874		Saul Centers, Inc	19,219	12,237	31,456
1,827	1,300	3,127		Saxon Capital, Inc	21,650	15,405	37,055
2,655	1,322	3,977		Senior Housing Properties Trust	50,445	25,118	75,563
2,038	1,309	3,347		Shurgard Storage Centers, Inc (Class A)	113,863	73,134	186,997
7,813	4,487	12,300		Simon Property Group, Inc	579,100	332,576	911,676
793	474	1,267		Sizeler Property Investors, Inc	9,627	5,754	15,381
1,833	1,035	2,868		SL Green Realty Corp	124,974	70,566	195,540

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
705	368	1,073		Sovran Self Storage, Inc	34,510	18,014	52,524
13,690	4,200	17,890		SPDR Trust Series 1	1,684,418	516,768	2,201,186
2,886	1,400	4,286		Spirit Finance Corp	32,467	15,750	48,217
1,284	500	1,784		Strategic Hotel Capital, Inc	23,446	9,130	32,576
611	366	977		Sun Communities, Inc	20,016	11,990	32,006
800	400	1,200		Sunstone Hotel Investors, Inc	19,512	9,756	29,268
1,249	766	2,015		Tanger Factory Outlet Centers, Inc	34,735	21,302	56,037
417	273	690	*	Tarragon Corp	7,740	5,067	12,807
2,215	1,400	3,615		Taubman Centers, Inc	70,215	44,380	114,595
10,506	6,392	16,898	*	Telewest Global, Inc	241,113	146,696	387,809
5,131	2,802	7,933		Thornburg Mortgage, Inc	128,583	70,218	198,801
728	559	1,287		Town & Country Trust	21,127	16,222	37,349
3,793	2,431	6,224		Trizec Properties, Inc	87,467	56,059	143,526
2,707	1,258	3,965		Trustreet Properties, Inc	42,365	19,688	62,053
5,853	3,488	9,341		United Dominion Realty Trust, Inc	138,716	82,666	221,382
584	288	872		Universal Health Realty Income Trust	19,418	9,576	28,994
961	562	1,523		Urstadt Biddle Properties, Inc (Class A)	14,569	8,520	23,089
1,300	791	2,091		U-Store-It Trust	26,351	16,034	42,385
4,453	2,492	6,945		Ventas, Inc	143,387	80,242	223,629
5,538	3,188	8,726		Vornado Realty Trust	479,702	276,145	755,847
1,796	1,105	2,901		Washington Real Estate Investment Trust	55,874	34,377	90,251
3,588	2,101	5,689		Weingarten Realty Investors	135,806	79,523	215,329
872	600	1,472		Winston Hotels, Inc	8,720	6,000	14,720
				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,899,650	8,842,836	24,742,486
			HOTELS AND OTHER LODGING PLACES—0.40%
988	632	1,620		Ameristar Casinos, Inc	20,590	13,171	33,761
1,649	950	2,599	*	Aztar Corp	50,806	29,270	80,076
812	469	1,281	*	Bluegreen Corp	14,332	8,278	22,610
1,871	1,136	3,007		Boyd Gaming Corp	80,677	48,984	129,661
698	506	1,204		Choice Hotels International, Inc	45,119	32,708	77,827
1,731	1,045	2,776	*	Gaylord Entertainment Co	82,482	49,794	132,276
1,084	665	1,749	*	Great Wolf Resorts, Inc	11,209	6,876	18,085
16,663	9,942	26,605		Hilton Hotels Corp	371,940	221,905	593,845
563	543	1,106	*	Isle of Capri Casinos, Inc	12,037	11,609	23,646
8,479	5,290	13,769	*	La Quinta Corp	73,682	45,970	119,652
1,000	500	1,500	*	Las Vegas Sands Corp	32,910	16,455	49,365
1,068	485	1,553		Marcus Corp	21,403	9,719	31,122
8,219	4,907	13,126		Marriott International, Inc (Class A)	517,797	309,141	826,938
5,265	3,260	8,525	*	MGM Mirage	230,449	142,690	373,139
392	—	392	*	Monarch Casino & Resort, Inc	6,660	—	6,660
1,055	1,000	2,055	*	MTR Gaming Group, Inc	8,451	8,010	16,461
367	300	667	*	Riviera Holdings Corp	8,140	6,654	14,794
9,397	5,627	15,024		Starwood Hotels & Resorts Worldwide, Inc	537,226	321,696	858,922

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,430	1,452	3,882		Station Casinos, Inc	161,255	96,355	257,610
1,332	796	2,128	*	Vail Resorts, Inc	38,295	22,885	61,180
2,062	1,247	3,309	*	Wynn Resorts Ltd	93,099	56,302	149,401
				TOTAL HOTELS AND OTHER LODGING PLACES	2,418,559	1,458,472	3,877,031
			INDUSTRIAL MACHINERY AND EQUIPMENT—5.54%
33,864	20,254	54,118		3M Co	2,484,263	1,485,833	3,970,096
446	128	574	*	Aaon, Inc	8,197	2,353	10,550
1,275	696	1,971		Actuant Corp	59,670	32,573	92,243
2,808	1,946	4,754	*	Advanced Digital Information Corp	26,395	18,292	44,687
4,110	2,424	6,534	*	AGCO Corp	74,802	44,117	118,919
1,235	741	1,976		Albany International Corp (Class A)	45,534	27,321	72,855
8,161	4,876	13,037		American Standard Cos, Inc	379,895	226,978	606,873
36,434	21,638	58,072	*	Apple Computer, Inc	1,953,227	1,160,013	3,113,240
73,824	43,952	117,776		Applied Materials, Inc	1,252,072	745,426	1,997,498
660	455	1,115	*	Astec Industries, Inc	18,737	12,917	31,654
700	354	1,054	*	ASV, Inc	15,855	8,018	23,873
2,452	1,413	3,865	*	Asyst Technologies, Inc	11,426	6,585	18,011
4,624	2,844	7,468	*	Axcelis Technologies, Inc	24,142	14,846	38,988
3,489	2,119	5,608		Black & Decker Corp	286,412	173,949	460,361
625	472	1,097		Black Box Corp	26,225	19,805	46,030
1,251	776	2,027	*	Blount International, Inc	22,068	13,689	35,757
2,380	1,362	3,742		Briggs & Stratton Corp	82,324	47,112	129,436
11,669	8,166	19,835	*	Brocade Communications Systems, Inc	47,609	33,317	80,926
2,361	1,285	3,646	*	Brooks Automation, Inc	31,472	17,129	48,601
876	531	1,407		Bucyrus International, Inc (Class A)	43,038	26,088	69,126
1,379	813	2,192		Carlisle Cos, Inc	87,663	51,682	139,345
429	328	757		Cascade Corp	20,892	15,974	36,866
30,208	18,010	48,218		Caterpillar, Inc	1,774,720	1,058,087	2,832,807
2,660	1,620	4,280		CDW Corp	156,727	95,450	252,177
4,649	2,247	6,896	*	Cirrus Logic, Inc	35,286	17,055	52,341
2,484	1,497	3,981	*	Cooper Cameron Corp	183,642	110,673	294,315
1,992	1,196	3,188		Cummins, Inc	175,276	105,236	280,512
907	486	1,393		Curtiss-Wright Corp	55,971	29,991	85,962
10,747	6,521	17,268		Deere & Co	657,716	399,085	1,056,801
108,651	64,747	173,398	*	Dell, Inc	3,715,864	2,214,347	5,930,211
3,114	1,867	4,981		Diebold, Inc	107,308	64,337	171,645
3,232	1,931	5,163		Donaldson Co, Inc	98,673	58,953	157,626
2,098	1,200	3,298	*	Dot Hill Systems Corp	14,120	8,076	22,196
8,881	5,306	14,187		Dover Corp	362,256	216,432	578,688
900	500	1,400	*	Dresser-Rand Group, Inc	22,167	12,315	34,482
350	88	438	*	Dril-Quip, Inc	16,800	4,224	21,024
6,569	3,925	10,494		Eaton Corp	417,460	249,434	666,894
106,398	63,305	169,703	*	EMC Corp	1,376,790	819,167	2,195,957

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
3,842	1,918	5,760	*	Emulex Corp	77,647	38,763	116,410
1,779	1,080	2,859		Engineered Support Systems, Inc	73,010	44,323	117,333
936	549	1,485	*	EnPro Industries, Inc	31,534	18,496	50,030
5,448	3,733	9,181	*	Entegris, Inc	61,562	42,183	103,745
4,946	2,903	7,849	*	Extreme Networks, Inc	22,010	12,918	34,928
539	322	861	*	Fargo Electronics, Inc	9,416	5,625	15,041
813	368	1,181	*	Flanders Corp	9,870	4,467	14,337
2,329	1,541	3,870	*	Flowserve Corp	84,659	56,015	140,674
3,067	1,696	4,763	*	FMC Technologies, Inc	129,151	71,419	200,570
973	654	1,627	*	Gardner Denver, Inc	43,396	29,168	72,564
10,029	6,285	16,314	*	Gateway, Inc	27,078	16,969	44,047
436	261	697	*	Gehl Co	12,151	7,274	19,425
1,165	498	1,663	*	Global Imaging Systems, Inc	39,668	16,957	56,625
388	125	513		Gorman-Rupp Co	9,331	3,006	12,337
3,011	1,799	4,810		Graco, Inc	103,217	61,670	164,887
5,581	3,240	8,821	*	Grant Prideco, Inc	226,868	131,706	358,574
128,078	76,178	204,256		Hewlett-Packard Co	3,739,878	2,224,398	5,964,276
769	465	1,234	*	Hydril	52,784	31,918	84,702
2,389	1,320	3,709		IDEX Corp	101,652	56,166	157,818
71,265	42,542	113,807		International Business Machines Corp	5,716,878	3,412,719	9,129,597
14,996	8,960	23,956		International Game Technology	404,892	241,920	646,812
1,041	471	1,512	*	Intevac, Inc	10,733	4,856	15,589
7,129	4,411	11,540	*	Jabil Circuit, Inc	220,429	136,388	356,817
3,544	2,085	5,629		Joy Global, Inc	178,830	105,209	284,039
734	277	1,011	*	Kadant, Inc	14,724	5,557	20,281
1,348	816	2,164		Kaydon Corp	38,297	23,183	61,480
1,736	1,026	2,762		Kennametal, Inc	85,133	50,315	135,448
1,193	700	1,893	*	Komag, Inc	38,128	22,372	60,500
2,658	1,778	4,436	*	Kulicke & Soffa Industries, Inc	19,271	12,890	32,161
6,124	3,747	9,871	*	Lam Research Corp	186,598	114,171	300,769
2,216	1,100	3,316		Lennox International, Inc	60,741	30,151	90,892
5,400	3,227	8,627	*	Lexmark International, Inc	329,670	197,008	526,678
545	347	892		Lindsay Manufacturing Co	11,995	7,637	19,632
544	400	944		Lufkin Industries, Inc	23,691	17,420	41,111
1,662	698	2,360		Manitowoc Co, Inc	83,516	35,075	118,591
10,287	5,887	16,174	*	Maxtor Corp	45,263	25,903	71,166
78	—	78	*	Mestek, Inc	964	—	964
1,558	987	2,545	*	Micros Systems, Inc	68,163	43,181	111,344
196	126	322	*	Middleby Corp	14,210	9,135	23,345
983	587	1,570	*	Mikohn Gaming Corp	13,064	7,801	20,865
1,485	907	2,392		Modine Manufacturing Co	54,470	33,269	87,739
219	108	327		Nacco Industries, Inc (Class A)	25,065	12,361	37,426
7,514	4,585	12,099	*	National Oilwell Varco, Inc	494,421	301,693	796,114
1,343	909	2,252	*	Netgear, Inc	32,313	21,871	54,184

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
545	286	831		NN, Inc	6,535	3,429	9,964
1,121	806	1,927		Nordson Corp	42,632	30,652	73,284
1,664	900	2,564	*	Oil States International, Inc	60,420	32,679	93,099
78	—	78	*	Omega Flex, Inc	1,247	—	1,247
5,424	3,241	8,665		Pall Corp	149,160	89,128	238,288
2,001	1,177	3,178	*	Palm, Inc	56,688	33,344	90,032
—	200	200	*	PAR Technology Corp	—	4,600	4,600
5,243	3,212	8,455		Parker Hannifin Corp	337,241	206,564	543,805
1,351	728	2,079	*	Paxar Corp	22,764	12,267	35,031
4,544	2,766	7,310		Pentair, Inc	165,856	100,959	266,815
10,417	6,109	16,526		Pitney Bowes, Inc	434,806	254,990	689,796
1,160	590	1,750	*	ProQuest Co	41,992	21,358	63,350
7,235	3,577	10,812	*	Quantum Corp	22,356	11,053	33,409
407	300	707	*	Rimage Corp	10,855	8,001	18,856
623	115	738		Robbins & Myers, Inc	14,005	2,585	16,590
8,027	4,796	12,823		Rockwell Automation, Inc	424,628	253,708	678,336
7,888	4,666	12,554	*	SanDisk Corp	380,596	225,135	605,731
601	45	646		Sauer-Danfoss, Inc	12,020	900	12,920
3,626	1,235	4,861	*	ScanSoft, Inc	19,327	6,583	25,910
680	353	1,033	*	Scansource, Inc	33,143	17,205	50,348
2,619	1,984	4,603	*	Scientific Games Corp (Class A)	81,189	61,504	142,693
751	200	951	*	Semitool, Inc	5,970	1,590	7,560
9,260	5,254	14,514		Smith International, Inc	308,451	175,011	483,462
41,468	25,371	66,839	*	Solectron Corp	162,140	99,201	261,341
3,283	1,998	5,281		SPX Corp	150,854	91,808	242,662
644	344	988		Standex International Corp	16,957	9,058	26,015
3,910	2,274	6,184		Stanley Works	182,519	106,150	288,669
1,226	805	2,031		Stewart & Stevenson Services, Inc	29,240	19,199	48,439
10,579	6,474	17,053		Symbol Technologies, Inc	102,405	62,668	165,073
764	367	1,131		Tecumseh Products Co (Class A)	16,441	7,898	24,339
367	234	601		Tennant Co	15,040	9,589	24,629
2,151	1,388	3,539	*	Terex Corp	106,324	68,609	174,933
3,308	1,936	5,244		Timken Co	98,016	57,364	155,380
1,884	1,189	3,073		Toro Co	69,256	43,708	112,964
513	341	854	*	TurboChef Technologies, Inc	7,998	5,316	13,314
1,184	810	1,994	*	Ultratech, Inc	18,459	12,628	31,087
2,409	1,102	3,511	*	UNOVA, Inc	84,267	38,548	122,815
5,765	3,445	9,210	*	Varian Medical Systems, Inc	227,775	136,112	363,887
987	647	1,634	*	VeriFone Holdings, Inc	19,849	13,011	32,860
937	568	1,505		Watsco, Inc	49,764	30,166	79,930
9,372	5,786	15,158	*	Western Digital Corp	121,180	74,813	195,993
426	300	726		Woodward Governor Co	36,231	25,515	61,746
1,924	1,092	3,016		York International Corp	107,879	61,228	169,107

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
3,061	1,879	4,940	*	Zebra Technologies Corp (Class A)	119,654	73,450	193,104
				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	33,573,164	19,991,689	53,564,853
			INSTRUMENTS AND RELATED PRODUCTS—4.53%
1,086	492	1,578	*	Abaxis, Inc	14,172	6,421	20,593
948	429	1,377	*	Abiomed, Inc	9,546	4,320	13,866
588	266	854	*	ADE Corp	13,218	5,980	19,198
2,835	1,615	4,450	*	Advanced Medical Optics, Inc	107,588	61,289	168,877
920	488	1,408	*	Advanced Neuromodulation Systems, Inc	43,663	23,160	66,823
2,749	1,784	4,533	*	Affymetrix, Inc	127,086	82,474	209,560
22,121	12,658	34,779	*	Agilent Technologies, Inc	724,495	414,549	1,139,044
2,738	1,500	4,238	*	Align Technology, Inc	18,399	10,080	28,479
5,656	3,398	9,054	*	Allergan, Inc	518,203	311,325	829,528
2,975	1,794	4,769	*	American Medical Systems Holdings, Inc	59,946	36,149	96,095
357	214	571	*	American Science & Engineering, Inc	23,416	14,036	37,452
550	360	910		Analogic Corp	27,726	18,148	45,874
1,028	700	1,728	*	Anaren, Inc	14,495	9,870	24,365
458	314	772	*	Animas Corp	7,191	4,930	12,121
8,600	5,435	14,035		Applera Corp (Applied Biosystems Group)	199,864	126,309	326,173
389	232	621	*	ARGON ST, Inc	11,413	6,807	18,220
967	547	1,514		Arrow International, Inc	27,269	15,425	42,694
1,123	700	1,823	*	Arthrocare Corp	45,167	28,154	73,321
705	449	1,154	*	Aspect Medical Systems, Inc	20,889	13,304	34,193
1,005	500	1,505	*	August Technology Corp	10,723	5,335	16,058
241	144	385		Badger Meter, Inc	9,481	5,665	15,146
4,586	2,766	7,352		Bard (C.R.), Inc	302,814	182,639	485,453
2,293	1,394	3,687		Bausch & Lomb, Inc	184,999	112,468	297,467
27,567	16,220	43,787		Baxter International, Inc	1,099,096	646,691	1,745,787
2,699	1,612	4,311		Beckman Coulter, Inc	145,692	87,016	232,708
11,012	6,788	17,800		Becton Dickinson & Co	577,359	355,895	933,254
722	312	1,034		BEI Technologies, Inc	25,263	10,917	36,180
10,983	6,562	17,545		Biomet, Inc	381,220	227,767	608,987
674	432	1,106	*	Bio-Rad Laboratories, Inc (Class A)	37,063	23,756	60,819
706	365	1,071	*	Biosite, Inc	43,673	22,579	66,252
29,580	17,495	47,075	*	Boston Scientific Corp	691,285	408,858	1,100,143
1,108	446	1,554	*	Bruker BioSciences Corp	4,853	1,953	6,806
995	—	995	*	Caliper Life Sciences, Inc	6,995	—	6,995
782	414	1,196	*	Candela Corp	7,679	4,065	11,744
481	400	881	*	Cantel Medical Corp	10,120	8,416	18,536
2,273	1,175	3,448	*	Cepheid, Inc	16,797	8,683	25,480
623	372	995		CNS, Inc	16,242	9,698	25,940
1,323	793	2,116	*	Coherent, Inc	38,737	23,219	61,956
1,056	475	1,531		Cohu, Inc	24,974	11,234	36,208
1,172	987	2,159	*	Conmed Corp	32,675	27,518	60,193

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,973	1,094	3,067		Cooper Cos, Inc	151,152	83,811	234,963
3,144	2,710	5,854	*	Credence Systems Corp	25,089	21,626	46,715
919	555	1,474	*	Cyberonics, Inc	27,423	16,561	43,984
10,294	6,155	16,449		Danaher Corp	554,126	331,324	885,450
617	446	1,063		Datascope Corp	19,139	13,835	32,974
3,501	2,100	5,601		Dentsply International, Inc	189,124	113,442	302,566
739	526	1,265	*	Dionex Corp	40,091	28,535	68,626
1,011	503	1,514	*	DJ Orthopedics, Inc	29,258	14,557	43,815
1,587	709	2,296		DRS Technologies, Inc	78,334	34,996	113,330
12,525	7,483	20,008		Eastman Kodak Co	304,733	182,061	486,794
762	656	1,418		EDO Corp	22,883	19,700	42,583
1,914	866	2,780	*	Encore Medical Corp	8,996	4,070	13,066
1,076	600	1,676	*	ESCO Technologies, Inc	53,875	30,042	83,917
1,230	565	1,795	*	Esterline Technologies Corp	46,605	21,408	68,013
745	245	990	*	Excel Technology, Inc	19,139	6,294	25,433
439	298	737	*	FARO Technologies, Inc	8,556	5,808	14,364
776	815	1,591	*	FEI Co	14,938	15,689	30,627
5,595	3,184	8,779	*	Fisher Scientific International, Inc	347,170	197,567	544,737
2,582	1,894	4,476	*	Flir Systems, Inc	76,376	56,025	132,401
1,525	781	2,306	*	Formfactor, Inc	34,801	17,822	52,623
1,932	1,212	3,144	*	Fossil, Inc	35,143	22,046	57,189
575	357	932	*	Foxhollow Technologies, Inc	27,376	16,997	44,373
14,468	8,567	23,035		Guidant Corp	996,701	590,181	1,586,882
1,014	671	1,685	*	Haemonetics Corp	48,195	31,893	80,088
1,455	888	2,343	*	HealthTronics, Inc	14,492	8,844	23,336
428	463	891	*	Herley Industries, Inc	7,974	8,626	16,600
998	463	1,461	*	Hologic, Inc	57,635	26,738	84,373
590	283	873	*	ICU Medical, Inc	16,968	8,139	25,107
1,028	511	1,539	*	I-Flow Corp	14,094	7,006	21,100
1,278	600	1,878	*	II-VI, Inc	22,672	10,644	33,316
1,610	819	2,429	*	Illumina, Inc	20,624	10,491	31,115
1,648	1,017	2,665	*	Inamed Corp	124,721	76,967	201,688
3,366	1,170	4,536	*	Input/Output, Inc	26,861	9,337	36,198
813	454	1,267	*	Integra LifeSciences Holdings Corp	31,105	17,370	48,475
1,218	733	1,951	*	Intermagnetics General Corp	34,031	20,480	54,511
400	343	743	*	Intralase Corp	5,884	5,046	10,930
1,584	837	2,421	*	Intuitive Surgical, Inc	116,091	61,344	177,435
1,256	737	1,993		Invacare Corp	52,338	30,711	83,049
970	900	1,870	*	Ionatron, Inc	9,778	9,072	18,850
702	420	1,122	*	IRIS International, Inc	12,945	7,745	20,690
458	500	958	*	Ista Pharmaceuticals, Inc	3,041	3,320	6,361
1,097	593	1,690	*	Itron, Inc	50,089	27,076	77,165
1,544	995	2,539	*	Ixia	22,712	14,636	37,348
131,308	78,385	209,693		Johnson & Johnson	8,309,233	4,960,203	13,269,436

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
618	328	946		Keithley Instruments, Inc	9,023	4,789	13,812
593	207	800	*	Kensey Nash Corp	18,181	6,347	24,528
8,984	5,143	14,127		Kla-Tencor Corp	438,060	250,773	688,833
4,055	2,526	6,581	*	Kopin Corp	28,182	17,556	45,738
1,248	655	1,903	*	Kyphon, Inc	54,837	28,781	83,618
425	300	725	*	LaBarge, Inc	5,491	3,876	9,367
870	509	1,379	*	Laserscope	24,517	14,344	38,861
485	219	704	*	LeCroy Corp	7,202	3,252	10,454
2,232	1,994	4,226	*	Lexar Media, Inc	14,285	12,762	27,047
3,441	1,706	5,147	*	LTX Corp	14,521	7,199	21,720
465	301	766	*	Measurement Specialties, Inc	9,858	6,381	16,239
53,364	31,919	85,283		Medtronic, Inc	2,861,378	1,711,497	4,572,875
1,406	1,051	2,457		Mentor Corp	77,344	57,816	135,160
1,320	814	2,134	*	Merit Medical Systems, Inc	23,417	14,440	37,857
1,900	1,088	2,988	*	Mettler-Toledo International, Inc	96,862	55,466	152,328
505	267	772	*	Micro Therapeutics, Inc	2,823	1,493	4,316
2,099	1,370	3,469	*	Millipore Corp	132,006	86,159	218,165
1,255	672	1,927		Mine Safety Appliances Co	48,569	26,006	74,575
1,734	854	2,588	*	MKS Instruments, Inc	29,877	14,714	44,591
834	369	1,203	*	Molecular Devices Corp	17,422	7,708	25,130
856	824	1,680		Movado Group, Inc	16,024	15,425	31,449
1,014	779	1,793		MTS Systems Corp	38,299	29,423	67,722
2,816	2,358	5,174	*	Nanogen, Inc	9,039	7,569	16,608
100	—	100	*	Neurometrix, Inc	2,977	—	2,977
2,129	1,300	3,429	*	Newport Corp	29,657	18,109	47,766
676	404	1,080	*	NuVasive, Inc	12,668	7,571	20,239
830	609	1,439		Oakley, Inc	14,392	10,560	24,952
739	338	1,077	*	Palomar Medical Technologies, Inc	19,384	8,866	28,250
5,852	3,347	9,199		PerkinElmer, Inc	119,225	68,178	187,403
834	500	1,334	*	Photon Dynamics, Inc	15,971	9,575	25,546
1,257	677	1,934		PolyMedica Corp	43,920	23,654	67,574
19,719	11,853	31,572		Raytheon Co	749,716	450,651	1,200,367
1,603	912	2,515	*	Resmed, Inc	127,679	72,641	200,320
3,080	1,862	4,942	*	Respironics, Inc	129,914	78,539	208,453
587	311	898	*	Rofin-Sinar Technologies, Inc	22,300	11,815	34,115
3,560	2,220	5,780		Roper Industries, Inc	139,872	87,224	227,096
592	500	1,092	*	Rudolph Technologies, Inc	7,974	6,735	14,709
1,336	925	2,261	*	Sirf Technology Holdings, Inc	40,254	27,870	68,124
453	300	753	*	Somanetics Corp	11,325	7,500	18,825
955	491	1,446	*	Sonic Solutions, Inc	20,533	10,557	31,090
721	600	1,321	*	SonoSite, Inc	21,399	17,808	39,207
16,224	9,524	25,748	*	St. Jude Medical, Inc	759,283	445,723	1,205,006
1,882	722	2,604	*	Star Scientific, Inc	6,324	2,426	8,750
3,258	2,032	5,290		STERIS Corp	77,508	48,341	125,849

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
13,138	7,742	20,880		Stryker Corp	649,411	382,687	1,032,098
1,615	1,064	2,679	*	Sybron Dental Specialties, Inc	67,193	44,241	111,434
314	300	614	*	Symmetry Medical, Inc	7,442	7,110	14,552
1,642	1,152	2,794	*	Techne Corp	93,561	65,641	159,202
4,098	2,257	6,355		Tektronix, Inc	103,393	56,944	160,337
1,597	1,092	2,689	*	Teledyne Technologies, Inc	55,049	37,641	92,690
8,798	5,161	13,959	*	Teradyne, Inc	145,167	85,157	230,324
7,026	4,198	11,224	*	Thermo Electron Corp	217,103	129,718	346,821
2,475	1,256	3,731	*	ThermoGenesis Corp	13,118	6,657	19,775
2,019	1,349	3,368	*	Thoratec Corp	35,857	23,958	59,815
2,301	1,427	3,728	*	Trimble Navigation Ltd	77,521	48,076	125,597
1,711	775	2,486	*	TriPath Imaging, Inc	12,080	5,472	17,552
467	152	619		United Industrial Corp	16,695	5,434	22,129
1,472	804	2,276	*	Varian, Inc	50,519	27,593	78,112
1,366	647	2,013	*	Veeco Instruments, Inc	21,911	10,378	32,289
1,353	702	2,055	*	Ventana Medical Systems, Inc	51,509	26,725	78,234
1,348	1,005	2,353	*	Viasys Healthcare, Inc	33,711	25,115	58,826
1,422	644	2,066	*	Viisage Technology, Inc	5,901	2,673	8,574
482	—	482	*	Vital Images, Inc	10,729	—	10,729
234	81	315		Vital Signs, Inc	10,785	3,733	14,518
5,126	3,076	8,202	*	Waters Corp	213,242	127,962	341,204
1,153	754	1,907	*	Wright Medical Group, Inc	28,456	18,609	47,065
43,304	25,356	68,660	*	Xerox Corp	591,100	346,109	937,209
1,107	544	1,651		X-Rite, Inc	13,727	6,746	20,473
220	300	520		Young Innovations, Inc	8,329	11,358	19,687
11,050	6,559	17,609	*	Zimmer Holdings, Inc	761,235	451,850	1,213,085
467	300	767	*	Zoll Medical Corp	12,259	7,875	20,134
				TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,450,492	16,340,768	43,791,260
			INSURANCE AGENTS, BROKERS AND SERVICE—0.43%
14,023	8,265	22,288		AON Corp	449,858	265,141	714,999
2,398	1,472	3,870		Brown & Brown, Inc	119,157	73,144	192,301
856	454	1,310		Clark, Inc	14,406	7,641	22,047
957	364	1,321		Crawford & Co (Class B)	7,493	2,850	10,343
4,156	2,279	6,435		Gallagher (Arthur J.) & Co	119,734	65,658	185,392
13,198	7,789	20,987		Hartford Financial Services Group, Inc	1,018,490	601,077	1,619,567
1,449	977	2,426		Hilb Rogal & Hobbs Co	54,077	36,462	90,539
768	480	1,248	*	LabOne, Inc	33,408	20,880	54,288
23,332	14,038	37,370		Marsh & McLennan Cos, Inc	709,059	426,615	1,135,674
1,676	917	2,593		National Financial Partners Corp	75,655	41,393	117,048
1,893	993	2,886	*	USI Holdings Corp	24,590	12,899	37,489
				TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,625,927	1,553,760	4,179,687

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			INSURANCE CARRIERS—5.16%
1,166	637	1,803		21st Century Insurance Group	18,598	10,160	28,758
12,683	7,583	20,266		Aetna, Inc	1,092,514	653,200	1,745,714
—	400	400		Affirmative Insurance Holdings, Inc	—	5,824	5,824
22,382	13,274	35,656		Aflac, Inc	1,013,905	601,312	1,615,217
1,625	1,285	2,910		Alfa Corp	27,105	21,434	48,539
197	109	306	*	Alleghany Corp	60,282	33,354	93,636
2,328	1,433	3,761	*	Allmerica Financial Corp	95,774	58,954	154,728
29,646	17,616	47,262		Allstate Corp	1,639,127	973,989	2,613,116
4,724	2,811	7,535		Ambac Financial Group, Inc	340,411	202,561	542,972
1,162	861	2,023		American Equity Investment Life Holding Co	13,189	9,772	22,961
2,485	1,014	3,499		American Financial Group, Inc	84,316	34,405	118,721
101,381	60,497	161,878		American International Group, Inc	6,281,628	3,748,394	10,030,022
346	183	529		American National Insurance Co	41,215	21,799	63,014
425	300	725	*	American Physicians Capital, Inc	20,880	14,739	35,619
2,296	1,329	3,625	*	AMERIGROUP Corp	43,899	25,410	69,309
1,699	1,024	2,723		AmerUs Group Co	97,472	58,747	156,219
1,229	723	1,952	*	Argonaut Group, Inc	33,195	19,528	52,723
5,035	2,888	7,923		Assurant, Inc	191,632	109,917	301,549
314	437	751		Baldwin & Lyons, Inc (Class B)	7,859	10,938	18,797
600	426	1,026		Bristol West Holdings, Inc	10,950	7,775	18,725
1,994	1,142	3,136	*	Centene Corp	49,910	28,584	78,494
1,876	849	2,725	*	Ceres Group, Inc	10,562	4,780	15,342
8,517	5,103	13,620		Chubb Corp	762,697	456,974	1,219,671
5,709	3,411	9,120		Cigna Corp	672,863	402,020	1,074,883
7,947	4,501	12,448		Cincinnati Financial Corp	332,900	188,547	521,447
1,412	1,295	2,707	*	Citizens, Inc	9,065	8,314	17,379
996	643	1,639	*	CNA Financial Corp	29,750	19,206	48,956
801	362	1,163	*	CNA Surety Corp	11,390	5,148	16,538
6,580	3,868	10,448	*	Conseco, Inc	138,904	81,653	220,557
4,470	2,952	7,422	*	Covanta Holding Corp	60,032	39,645	99,677
1,215	835	2,050		Delphi Financial Group, Inc (Class A)	56,862	39,078	95,940
485	641	1,126		Direct General Corp	9,569	12,647	22,216
220	117	337		Donegal Group, Inc	4,774	2,539	7,313
78	400	478		EMC Insurance Group, Inc	1,408	7,220	8,628
1,918	1,169	3,087		Erie Indemnity Co (Class A)	101,175	61,665	162,840
615	579	1,194		FBL Financial Group, Inc (Class A)	18,419	17,341	35,760
7,057	4,338	11,395		Fidelity National Financial, Inc	314,178	193,128	507,306
1,272	576	1,848	*	First Acceptance Corp	12,860	5,823	18,683
3,663	2,010	5,673		First American Corp	167,289	91,797	259,086
499	226	725	*	Fpic Insurance Group, Inc	17,959	8,134	26,093
9,772	5,634	15,406		Genworth Financial, Inc	315,049	181,640	496,689
311	101	412		Great American Financial Resources, Inc	6,220	2,020	8,240
626	695	1,321		Harleysville Group, Inc	15,024	16,680	31,704

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
4,324	2,611	6,935		HCC Insurance Holdings, Inc	123,364	74,492	197,856
4,907	3,013	7,920	*	Health Net, Inc	232,199	142,575	374,774
783	415	1,198	*	HealthExtras, Inc	16,741	8,873	25,614
2,155	887	3,042		Horace Mann Educators Corp	42,626	17,545	60,171
7,079	4,096	11,175	*	Humana, Inc	338,942	196,116	535,058
337	180	517		Independence Holding Co	6,133	3,276	9,409
853	582	1,435		Infinity Property & Casualty Corp	29,932	20,422	50,354
5,932	3,557	9,489		Jefferson-Pilot Corp	303,540	182,012	485,552
175	91	266		Kansas City Life Insurance Co	8,955	4,656	13,611
912	545	1,457	*	KMG America Corp	7,296	4,360	11,656
878	473	1,351		LandAmerica Financial Group, Inc	56,763	30,579	87,342
3,651	2,275	5,926		Leucadia National Corp	157,358	98,053	255,411
7,582	4,530	12,112		Lincoln National Corp	394,416	235,651	630,067
6,492	3,893	10,385		Loews Corp	599,926	359,752	959,678
429	256	685	*	Markel Corp	141,784	84,608	226,392
5,962	3,528	9,490		MBIA, Inc	361,416	213,867	575,283
1,146	753	1,899		Mercury General Corp	68,749	45,172	113,921
18,619	10,939	29,558		Metlife, Inc	927,785	545,090	1,472,875
4,113	2,458	6,571		MGIC Investment Corp	264,055	157,804	421,859
389	306	695		Midland Co	14,016	11,025	25,041
345	200	545	*	Molina Healthcare, Inc	8,622	4,998	13,620
98	29	127	*	National Western Life Insurance Co (Class A)	20,703	6,126	26,829
2,608	1,583	4,191		Nationwide Financial Services, Inc (Class A)	104,450	63,399	167,849
333	300	633	*	Navigators Group, Inc	12,428	11,196	23,624
427	329	756		Odyssey Re Holdings Corp	10,906	8,403	19,309
2,701	1,897	4,598		Ohio Casualty Corp	73,251	51,447	124,698
8,139	4,835	12,974		Old Republic International Corp	217,067	128,949	346,016
3,799	2,282	6,081	*	Pacificare Health Systems, Inc	303,084	182,058	485,142
709	448	1,157	*	Philadelphia Consolidated Holding Co	60,194	38,035	98,229
4,411	3,272	7,683		Phoenix Cos, Inc	53,814	39,918	93,732
1,596	1,362	2,958	*	PMA Capital Corp (Class A)	14,013	11,958	25,971
4,073	2,433	6,506		PMI Group, Inc	162,390	97,004	259,394
1,146	370	1,516		Presidential Life Corp	20,628	6,660	27,288
12,815	7,657	20,472		Principal Financial Group	607,047	362,712	969,759
1,034	737	1,771	*	ProAssurance Corp	48,257	34,396	82,653
8,703	5,280	13,983		Progressive Corp	911,813	553,186	1,464,999
3,033	1,841	4,874		Protective Life Corp	124,899	75,812	200,711
22,986	13,695	36,681		Prudential Financial, Inc	1,552,934	925,234	2,478,168
3,754	2,243	5,997		Radian Group, Inc	199,337	119,103	318,440
1,200	834	2,034		Reinsurance Group Of America, Inc	53,640	37,280	90,920
893	488	1,381		RLI Corp	41,310	22,575	63,885
5,556	3,350	8,906		Safeco Corp	296,579	178,823	475,402
467	282	749		Safety Insurance Group, Inc	16,621	10,036	26,657
—	500	500	*	SeaBright Insurance Holdings, Inc	—	6,470	6,470

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,232	742	1,974		Selective Insurance Group, Inc	60,245	36,284	96,529
29,892	17,761	47,653		St. Paul Travelers Cos, Inc	1,341,254	796,936	2,138,190
1,221	729	1,950		Stancorp Financial Group, Inc	102,808	61,382	164,190
701	374	1,075		State Auto Financial Corp	22,180	11,833	34,013
843	432	1,275		Stewart Information Services Corp	43,162	22,118	65,280
4,429	2,713	7,142		Torchmark Corp	233,984	143,328	377,312
727	435	1,162		Tower Group, Inc	10,992	6,577	17,569
1,110	598	1,708		Transatlantic Holdings, Inc	63,270	34,086	97,356
380	263	643	*	Triad Guaranty, Inc	14,904	10,315	25,219
1,543	928	2,471		UICI	55,548	33,408	88,956
600	398	998		United Fire & Casualty Co	27,066	17,954	45,020
56,211	33,296	89,507		UnitedHealth Group, Inc	3,159,058	1,871,235	5,030,293
2,146	1,256	3,402		Unitrin, Inc	101,849	59,610	161,459
1,122	650	1,772	*	Universal American Financial Corp	25,514	14,781	40,295
13,318	7,761	21,079		UnumProvident Corp	273,019	159,101	432,120
5,137	2,812	7,949		W.R. Berkley Corp	202,809	111,018	313,827
799	487	1,286	*	WellCare Health Plans, Inc	29,603	18,043	47,646
1,377	834	2,211	*	WellChoice, Inc	104,514	63,301	167,815
27,020	16,065	43,085	*	WellPoint, Inc	2,048,656	1,218,048	3,266,704
66	69	135		Wesco Financial Corp	22,579	23,605	46,184
693	414	1,107		Zenith National Insurance Corp	43,444	25,954	69,398
				TOTAL INSURANCE CARRIERS	31,229,251	18,647,418	49,876,669
			JUSTICE, PUBLIC ORDER AND SAFETY—0.01%
1,709	944	2,653	*	Corrections Corp of America	67,847	37,477	105,324
323	400	723	*	Geo Group, Inc	8,560	10,600	19,160
				TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	76,407	48,077	124,484
			LEATHER AND LEATHER PRODUCTS—0.12%
723	469	1,192		Brown Shoe Co, Inc	23,859	15,477	39,336
16,958	10,050	27,008	*	Coach, Inc	531,803	315,168	846,971
856	646	1,502	*	Genesco, Inc	31,877	24,057	55,934
527	268	795	*	Steven Madden Ltd	12,079	6,143	18,222
2,284	1,374	3,658	*	Timberland Co (Class A)	77,154	46,414	123,568
184	150	334		Weyco Group, Inc	3,588	2,925	6,513
2,583	1,606	4,189		Wolverine World Wide, Inc	54,372	33,806	88,178
				TOTAL LEATHER AND LEATHER PRODUCTS	734,732	443,990	1,178,722
			LEGAL SERVICES—0.01%
1,975	1,106	3,081	*	FTI Consulting, Inc	49,889	27,938	77,827
559	162	721		Pre-Paid Legal Services, Inc	21,633	6,269	27,902
				TOTAL LEGAL SERVICES	71,522	34,207	105,729
			LOCAL AND INTERURBAN PASSENGER TRANSIT—0.02%
4,370	2,498	6,868		Laidlaw International, Inc	105,623	60,377	166,000
				TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	105,623	60,377	166,000

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			LUMBER AND WOOD PRODUCTS—0.05%
526	174	700		American Woodmark Corp	17,674	5,846	23,520
3,409	2,253	5,662	*	Champion Enterprises, Inc	50,385	33,299	83,684
506	347	853		Deltic Timber Corp	23,301	15,979	39,280
4,969	2,901	7,870		Louisiana-Pacific Corp	137,592	80,329	217,921
424	134	558		Skyline Corp	17,231	5,446	22,677
781	455	1,236		Universal Forest Products, Inc	44,767	26,081	70,848
				TOTAL LUMBER AND WOOD PRODUCTS	290,950	166,980	457,930
			METAL MINING—0.35%
930	602	1,532		Cleveland-Cliffs, Inc	81,012	52,440	133,452
10,389	5,381	15,770	*	Coeur d’Alene Mines Corp	43,945	22,762	66,707
1,184	656	1,840		Commerce Group, Inc	68,696	38,061	106,757
7,837	4,496	12,333		Freeport-McMoRan Copper & Gold, Inc (Class A)	380,800	218,461	599,261
4,247	4,323	8,570	*	Hecla Mining Co	18,602	18,935	37,537
18,429	10,958	29,387		Newmont Mining Corp	869,296	516,889	1,386,185
4,402	2,543	6,945		Phelps Dodge Corp	571,952	330,412	902,364
692	429	1,121		Royal Gold, Inc	18,594	11,527	30,121
1,127	677	1,804		Southern Peru Copper Corp	63,067	37,885	100,952
1,462	1,772	3,234	*	Stillwater Mining Co	13,377	16,214	29,591
				TOTAL METAL MINING	2,129,341	1,263,586	3,392,927
			MISCELLANEOUS MANUFACTURING INDUSTRIES—0.22%
1,235	870	2,105		Blyth, Inc	27,528	19,392	46,920
3,417	1,930	5,347		Callaway Golf Co	51,563	29,124	80,687
541	323	864		Charles & Colvard Ltd	13,503	8,062	21,565
798	400	1,198		Daktronics, Inc	19,136	9,592	28,728
489	221	710		Escalade, Inc	6,479	2,928	9,407
6,342	3,789	10,131		Fortune Brands, Inc	515,795	308,159	823,954
7,038	4,091	11,129		Hasbro, Inc	138,297	80,388	218,685
3,764	2,086	5,850	*	Identix, Inc	17,691	9,804	27,495
1,047	815	1,862	*	Jakks Pacific, Inc	16,993	13,227	30,220
1,906	1,500	3,406	*	K2, Inc	21,728	17,100	38,828
1,409	992	2,401	*	Leapfrog Enterprises, Inc	20,811	14,652	35,463
396	—	396		Marine Products Corp	4,368	—	4,368
17,948	10,724	28,672		Mattel, Inc	299,373	178,876	478,249
1,470	699	2,169		Nautilus, Inc	32,443	15,427	47,870
683	360	1,043	*	RC2 Corp	23,058	12,154	35,212
445	239	684		Russ Berrie & Co, Inc	6,283	3,375	9,658
1,545	1,005	2,550	*	Shuffle Master, Inc	40,834	26,562	67,396
418	189	607	*	Steinway Musical Instruments, Inc	11,014	4,980	15,994
1,979	1,163	3,142		Yankee Candle Co, Inc	48,486	28,494	76,980
				TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,315,383	782,296	2,097,679

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			MISCELLANEOUS RETAIL—1.15%
953	1,405	2,358	*	1-800-FLOWERS.COM, Inc (Class A)	6,681	9,849	16,530
469	564	1,033	*	AC Moore Arts & Crafts, Inc	8,995	10,818	19,813
1,733	918	2,651	*	Alloy, Inc	8,388	4,443	12,831
13,316	7,951	21,267	*	Amazon.com, Inc	603,215	360,180	963,395
2,273	1,303	3,576		Barnes & Noble, Inc	85,692	49,123	134,815
964	500	1,464		Big 5 Sporting Goods Corp	23,001	11,930	34,931
229	202	431		Blair Corp	8,448	7,452	15,900
577	389	966	*	Blue Nile, Inc	18,256	12,308	30,564
3,177	1,898	5,075		Borders Group, Inc	70,434	42,079	112,513
600	108	708	*	Build-A-Bear Workshop, Inc	13,380	2,408	15,788
1,514	996	2,510		Cash America International, Inc	31,415	20,667	52,082
724	432	1,156	*	CKX, Inc	9,101	5,430	14,531
1,548	1,174	2,722	*	Coldwater Creek, Inc	39,041	29,608	68,649
36,021	21,236	57,257		CVS Corp	1,044,969	616,056	1,661,025
1,546	849	2,395	*	Dick’s Sporting Goods, Inc	46,550	25,563	72,113
4,762	2,856	7,618	*	Dollar Tree Stores, Inc	103,097	61,832	164,929
2,754	1,400	4,154	*	Drugstore.com, Inc	10,190	5,180	15,370
1,104	545	1,649	*	GSI Commerce, Inc	21,970	10,846	32,816
1,491	988	2,479	*	Hibbett Sporting Goods, Inc	33,175	21,983	55,158
766	550	1,316	*	Jill (J.) Group, Inc	12,118	8,701	20,819
1,350	991	2,341		Longs Drug Stores Corp	57,901	42,504	100,405
3,172	1,895	5,067	*	Marvel Entertainment, Inc	56,684	33,864	90,548
5,970	3,654	9,624		Michaels Stores, Inc	197,368	120,801	318,169
1,991	1,209	3,200		MSC Industrial Direct Co (Class A)	66,041	40,103	106,144
1,062	575	1,637	*	Nutri/System, Inc	26,571	14,387	40,958
13,971	8,230	22,201	*	Office Depot, Inc	414,939	244,431	659,370
477	306	783	*	Overstock.com, Inc	18,293	11,735	30,028
460	700	1,160	*	Party City Corp	7,783	11,844	19,627
2,479	1,428	3,907	*	Petco Animal Supplies, Inc	52,456	30,216	82,672
6,273	3,826	10,099		Petsmart, Inc	136,626	83,330	219,956
1,285	719	2,004	*	Priceline.com, Inc	24,826	13,891	38,717
22,109	12,886	34,995	*	Rite Aid Corp	85,783	49,998	135,781
4,356	2,677	7,033	*	Sears Holdings Corp	541,974	333,072	875,046
729	251	980	*	Sharper Image Corp	9,185	3,163	12,348
1,118	625	1,743	*	Sports Authority, Inc	32,914	18,400	51,314
826	490	1,316	*	Stamps.com, Inc	14,215	8,433	22,648
33,122	19,192	52,314		Staples, Inc	706,161	409,173	1,115,334
6,304	3,870	10,174		Tiffany & Co	250,710	153,910	404,620
805	394	1,199	*	Valuevision International, Inc (Class A)	9,137	4,472	13,609
45,175	26,944	72,119		Walgreen Co	1,962,854	1,170,717	3,133,571
1,196	506	1,702		World Fuel Services Corp	38,810	16,420	55,230
2,209	1,466	3,675	*	Zale Corp	60,041	39,846	99,887
				TOTAL MISCELLANEOUS RETAIL	6,969,388	4,171,166	11,140,554

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			MOTION PICTURES—1.65%
1,829	1,023	2,852	*	Avid Technology, Inc	75,721	42,352	118,073
8,144	4,898	13,042		Blockbuster, Inc (Class A)	38,684	23,266	61,950
477	216	693		Carmike Cinemas, Inc	10,942	4,955	15,897
12,160	7,297	19,457	*	Discovery Holding Co (Class A)	175,591	105,369	280,960
1,702	1,054	2,756	*	DreamWorks Animation SKG, Inc (Class A)	47,077	29,154	76,231
2,468	1,186	3,654	*	Macrovision Corp	47,139	22,653	69,792
103,314	61,530	164,844		News Corp (Class A)	1,610,665	959,253	2,569,918
1,979	947	2,926		Regal Entertainment Group (Class A)	39,659	18,978	58,637
2,790	1,074	3,864	*	Time Warner Telecom, Inc (Class A)	21,762	8,377	30,139
202,892	120,744	323,636		Time Warner, Inc	3,674,374	2,186,674	5,861,048
63,292	37,564	100,856		Viacom, Inc (Class B)	2,089,301	1,239,988	3,329,289
90,722	53,589	144,311		Walt Disney Co	2,189,146	1,293,103	3,482,249
				TOTAL MOTION PICTURES	10,020,061	5,934,122	15,954,183
			NONDEPOSITORY INSTITUTIONS—2.02%
817	460	1,277	*	Accredited Home Lenders Holding Co	28,726	16,174	44,900
2,700	1,900	4,600		Advance America Cash Advance Centers, Inc	35,775	25,175	60,950
121	391	512		Advanta Corp (Class B)	3,416	11,038	14,454
4,522	2,413	6,935		American Capital Strategies Ltd	165,777	88,461	254,238
48,212	28,807	77,019		American Express Co	2,769,297	1,654,674	4,423,971
6,413	4,009	10,422	*	AmeriCredit Corp	153,078	95,695	248,773
1,000	590	1,590		Ares Capital Corp	16,280	9,605	25,885
577	261	838		Asta Funding, Inc	17,518	7,924	25,442
822	372	1,194		Beverly Hills Bancorp, Inc	8,434	3,817	12,251
11,293	6,609	17,902		Capital One Financial Corp	898,019	525,548	1,423,567
3,174	1,771	4,945	*	CapitalSource, Inc	69,193	38,608	107,801
1,768	1,377	3,145		CharterMac	36,244	28,229	64,473
9,176	5,466	14,642		CIT Group, Inc	414,572	246,954	661,526
589	500	1,089	*	Collegiate Funding Services LLC	8,723	7,405	16,128
1,061	629	1,690	*	CompuCredit Corp	47,130	27,940	75,070
26,343	15,474	41,817		Countrywide Financial Corp	868,792	510,333	1,379,125
—	700	700		Delta Financial Corp	—	5,110	5,110
3,970	2,470	6,440		Doral Financial Corp	51,888	32,283	84,171
2,318	2,000	4,318	*	E-Loan, Inc	9,712	8,380	18,092
755	352	1,107	*	Encore Capital Group, Inc	13,469	6,280	19,749
42,619	25,425	68,044		Fannie Mae	1,910,184	1,139,549	3,049,733
396	210	606		Federal Agricultural Mortgage Corp (Class C)	9,639	5,111	14,750
745	441	1,186		Financial Federal Corp	29,651	17,552	47,203
730	330	1,060	*	First Cash Financial Services, Inc	19,214	8,686	27,900
886	683	1,569		First Marblehead Corp	22,504	17,348	39,852
30,426	18,140	48,566		Freddie Mac	1,717,852	1,024,184	2,742,036
55,837	33,494	89,331		MBNA Corp	1,375,824	825,292	2,201,116
1,677	1,244	2,921		MCG Capital Corp	28,291	20,986	49,277

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,498	1,519	4,017	*	Metris Cos, Inc	36,546	22,223	58,769
740	451	1,191	*	Nelnet, Inc	28,127	17,143	45,270
699	458	1,157		NGP Capital Resources Co	10,527	6,897	17,424
2,118	1,743	3,861	*	Ocwen Financial Corp	14,699	12,096	26,795
13,012	7,803	20,815	*	Providian Financial Corp	230,052	137,957	368,009
18,707	11,132	29,839		SLM Corp	1,003,443	597,120	1,600,563
179	127	306		Student Loan Corp	42,402	30,084	72,486
200	—	200	*	United PanAm Financial Corp	4,994	—	4,994
1,145	699	1,844		Westcorp	67,440	41,171	108,611
292	216	508	*	WFS Financial, Inc	19,619	14,513	34,132
727	401	1,128	*	World Acceptance Corp	18,473	10,189	28,662
				TOTAL NONDEPOSITORY INSTITUTIONS	12,205,524	7,297,734	19,503,258
			NONMETALLIC MINERALS, EXCEPT FUELS—0.08%
1,140	401	1,541		AMCOL International Corp	21,740	7,647	29,387
839	530	1,369		Compass Minerals International, Inc	19,297	12,190	31,487
2,110	1,327	3,437		Florida Rock Industries, Inc	135,230	85,047	220,277
4,474	2,662	7,136		Vulcan Materials Co	332,015	197,547	529,562
				TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	508,282	302,431	810,713
			OIL AND GAS EXTRACTION—2.86%
10,579	6,142	16,721		Anadarko Petroleum Corp	1,013,034	588,097	1,601,131
14,614	8,552	23,166		Apache Corp	1,099,265	643,281	1,742,546
734	474	1,208	*	Atlas America, Inc	35,856	23,155	59,011
786	470	1,256	*	ATP Oil & Gas Corp	25,812	15,435	41,247
575	362	937	*	Atwood Oceanics, Inc	48,421	30,484	78,905
14,832	8,804	23,636		Baker Hughes, Inc	885,174	525,423	1,410,597
747	568	1,315		Berry Petroleum Co (Class A)	49,817	37,880	87,697
527	339	866	*	Bill Barrett Corp	19,404	12,482	31,886
14,130	8,502	22,632		BJ Services Co	508,539	305,987	814,526
532	—	532	*	Bois d’Arc Energy, Inc	9,156	—	9,156
1,128	625	1,753	*	Brigham Exploration Co	14,495	8,031	22,526
17,112	10,045	27,157		Burlington Resources, Inc	1,391,548	816,859	2,208,407
2,132	1,179	3,311		Cabot Oil & Gas Corp (Class A)	107,687	59,551	167,238
1,628	944	2,572	*	Cal Dive International, Inc	103,231	59,859	163,090
480	353	833	*	Callon Petroleum Co	10,046	7,388	17,434
818	498	1,316	*	Carrizo Oil & Gas, Inc	23,967	14,591	38,558
2,016	1,464	3,480	*	Cheniere Energy, Inc	83,382	60,551	143,933
14,742	8,721	23,463		Chesapeake Energy Corp	563,881	333,578	897,459
3,513	2,117	5,630	*	Cimarex Energy Co	159,244	95,964	255,208
250	92	342	*	Clayton Williams Energy, Inc	10,800	3,974	14,774
1,717	1,066	2,783	*	Comstock Resources, Inc	56,335	34,975	91,310
2,087	847	2,934	*	Delta Petroleum Corp	43,410	17,618	61,028
2,602	1,540	4,142	*	Denbury Resources, Inc	131,245	77,678	208,923
21,060	12,344	33,404		Devon Energy Corp	1,445,558	847,292	2,292,850

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,551	1,544	4,095		Diamond Offshore Drilling, Inc	156,249	94,570	250,819
806	365	1,171	*	Edge Petroleum Corp	21,270	9,632	30,902
2,115	1,281	3,396	*	Encore Acquisition Co	82,168	49,767	131,935
2,044	1,600	3,644	*	Endeavour International Corp	10,220	8,000	18,220
1,434	870	2,304	*	Energy Partners Ltd	44,769	27,161	71,930
6,615	3,945	10,560		ENSCO International, Inc	308,193	183,798	491,991
5,244	3,178	8,422		Equitable Resources, Inc	204,831	124,133	328,964
2,349	1,291	3,640	*	Forest Oil Corp	122,383	67,261	189,644
1,663	753	2,416	*	FX Energy, Inc	19,906	9,013	28,919
2,775	1,694	4,469	*	Gasco Energy, Inc	18,454	11,265	29,719
3,888	2,729	6,617	*	Global Industries Ltd	57,309	40,225	97,534
456	273	729	*	Goodrich Petroleum Corp	10,702	6,407	17,109
8,891	4,422	13,313	*	Grey Wolf, Inc	74,951	37,277	112,228
19,860	11,627	31,487		Halliburton Co	1,360,807	796,682	2,157,489
4,579	1,715	6,294	*	Hanover Compressor Co	63,465	23,770	87,235
1,428	1,312	2,740	*	Harvest Natural Resources, Inc	15,322	14,078	29,400
2,227	1,433	3,660		Helmerich & Payne, Inc	134,489	86,539	221,028
1,180	808	1,988	*	Houston Exploration Co	79,355	54,338	133,693
2,325	1,324	3,649	*	KCS Energy, Inc	64,007	36,450	100,457
5,017	2,998	8,015		Kerr-McGee Corp	487,201	291,136	778,337
855	716	1,571	*	McMoRan Exploration Co	16,621	13,919	30,540
3,333	1,700	5,033	*	Meridian Resource Corp	13,899	7,089	20,988
5,507	3,392	8,899	*	Newfield Exploration Co	270,394	166,547	436,941
3,549	1,860	5,409	*	Newpark Resources, Inc	29,883	15,661	45,544
7,600	4,584	12,184		Noble Energy, Inc	356,440	214,990	571,430
17,697	10,460	28,157		Occidental Petroleum Corp	1,511,855	893,598	2,405,453
1,252	679	1,931	*	Oceaneering International, Inc	66,869	36,265	103,134
1,328	793	2,121	*	Parallel Petroleum Corp	18,592	11,102	29,694
3,851	3,446	7,297	*	Parker Drilling Co	35,699	31,944	67,643
7,522	4,547	12,069		Patterson-UTI Energy, Inc	271,394	164,056	435,450
272	144	416	v*	PetroCorp (Escrow)	—	—	—
2,183	2,025	4,208	*	PetroHawk Energy Corp	31,457	29,180	60,637
811	421	1,232	*	Petroleum Development Corp	31,094	16,141	47,235
1,775	1,072	2,847	*	Petroquest Energy, Inc	18,531	11,192	29,723
862	515	1,377	*	Pioneer Drilling Co	16,826	10,053	26,879
6,287	3,756	10,043		Pioneer Natural Resources Co	345,282	206,280	551,562
3,372	2,021	5,393	*	Plains Exploration & Production Co	144,389	86,539	230,928
2,666	1,561	4,227		Pogo Producing Co	157,134	92,005	249,139
6,732	4,125	10,857	*	Pride International, Inc	191,929	117,604	309,533
2,304	1,467	3,771	*	Quicksilver Resources, Inc	110,108	70,108	180,216
3,559	2,131	5,690		Range Resources Corp	137,413	82,278	219,691
1,019	609	1,628	*	Remington Oil & Gas Corp	42,289	25,274	67,563
4,812	2,599	7,411		Rowan Cos, Inc	170,778	92,239	263,017
876	225	1,101		RPC, Inc	22,566	5,796	28,362

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
774	525	1,299	*	SEACOR Holdings, Inc	56,177	38,105	94,282
3,518	2,202	5,720	*	Southwestern Energy Co	258,221	161,627	419,848
985	656	1,641	*	Spinnaker Exploration Co	63,720	42,437	106,157
2,480	1,510	3,990		St. Mary Land & Exploration Co	90,768	55,266	146,034
1,339	607	1,946	*	Stone Energy Corp	81,792	37,051	118,843
3,267	2,023	5,290	*	Superior Energy Services	75,435	46,711	122,146
1,301	743	2,044	*	Swift Energy Co	59,521	33,992	93,513
1,646	790	2,436	*	Syntroleum Corp	23,966	11,502	35,468
1,632	993	2,625	*	Tetra Technologies, Inc	50,951	31,001	81,952
2,645	1,671	4,316		Tidewater, Inc	128,732	81,328	210,060
1,979	1,235	3,214		Todco	82,544	51,512	134,056
611	565	1,176	*	Toreador Resources Corp	21,629	20,001	41,630
1,566	1,064	2,630	*	Transmontaigne, Inc	12,512	8,501	21,013
974	591	1,565	*	Tri-Valley Corp	9,691	5,880	15,571
1,921	1,300	3,221	*	Unit Corp	106,193	71,864	178,057
1,604	1,256	2,860	*	Veritas DGC, Inc	58,738	45,995	104,733
2,298	1,646	3,944		Vintage Petroleum, Inc	104,927	75,156	180,083
527	335	862		W&T Offshore, Inc	17,091	10,864	27,955
786	500	1,286	*	Warren Resources, Inc	13,166	8,375	21,541
1,083	822	1,905	*	W-H Energy Services, Inc	35,111	26,649	61,760
1,269	772	2,041	*	Whiting Petroleum Corp	55,633	33,844	89,477
15,744	9,407	25,151		XTO Energy, Inc	713,518	426,325	1,139,843
				TOTAL OIL AND GAS EXTRACTION	17,306,836	10,315,481	27,622,317
			PAPER AND ALLIED PRODUCTS—0.60%
4,780	2,762	7,542		Bemis Co	118,066	68,221	186,287
2,445	1,495	3,940		Bowater, Inc	69,120	42,264	111,384
1,729	827	2,556	*	Buckeye Technologies, Inc	14,039	6,715	20,754
1,554	696	2,250	*	Caraustar Industries, Inc	17,063	7,642	24,705
613	780	1,393		Chesapeake Corp	11,273	14,344	25,617
11,395	6,852	18,247		Georgia-Pacific Corp	388,114	233,379	621,493
1,467	1,264	2,731		Glatfelter	20,670	17,810	38,480
3,852	2,067	5,919	*	Graphic Packaging Corp	10,786	5,788	16,574
648	400	1,048		Greif, Inc (Class A)	38,945	24,040	62,985
21,577	13,025	34,602		International Paper Co	643,024	388,145	1,031,169
20,869	12,669	33,538		Kimberly-Clark Corp	1,242,331	754,186	1,996,517
2,079	1,295	3,374		Longview Fibre Co	40,520	25,240	65,760
8,072	4,836	12,908		MeadWestvaco Corp	222,949	133,570	356,519
910	900	1,810	*	Mercer International, Inc	7,526	7,443	14,969
785	406	1,191		Neenah Paper, Inc	23,001	11,896	34,897
3,147	2,001	5,148		OfficeMax, Inc	99,665	63,372	163,037
2,360	1,623	3,983		Packaging Corp of America	45,808	31,502	77,310
1,864	908	2,772	*	Playtex Products, Inc	20,504	9,988	30,492
1,265	798	2,063		Potlatch Corp	65,932	41,592	107,524

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,512	446	1,958		Rock-Tenn Co (Class A)	22,831	6,735	29,566
734	456	1,190		Schweitzer-Mauduit International, Inc	16,383	10,178	26,561
11,326	6,998	18,324	*	Smurfit-Stone Container Corp	117,337	72,499	189,836
4,507	2,284	6,791		Sonoco Products Co	123,086	62,376	185,462
4,758	2,850	7,608		Temple-Inland, Inc	194,364	116,423	310,787
2,341	1,197	3,538		Wausau Paper Corp	29,286	14,974	44,260
587	—	587		Xerium Technologies, Inc	6,739	—	6,739
				TOTAL PAPER AND ALLIED PRODUCTS	3,609,362	2,170,322	5,779,684
			PERSONAL SERVICES—0.16%
395	236	631		Angelica Corp	7,051	4,213	11,264
6,527	3,588	10,115		Cintas Corp	267,933	147,287	415,220
1,000	576	1,576	*	Coinstar, Inc	18,510	10,662	29,172
755	416	1,171		G & K Services, Inc (Class A)	29,739	16,386	46,125
14,420	8,628	23,048		H&R Block, Inc	345,792	206,899	552,691
1,900	800	2,700		Jackson Hewitt Tax Service, Inc	45,429	19,128	64,557
2,125	1,185	3,310		Regis Corp	80,368	44,817	125,185
13,107	8,724	21,831		Service Corp International	108,657	72,322	180,979
389	241	630		Unifirst Corp	13,642	8,452	22,094
1,683	1,029	2,712	*	Weight Watchers International, Inc	86,809	53,076	139,885
				TOTAL PERSONAL SERVICES	1,003,930	583,242	1,587,172
			PETROLEUM AND COAL PRODUCTS—5.62%
3,408	2,036	5,444		Amerada Hess Corp	468,600	279,950	748,550
2,837	1,695	4,532		Ashland, Inc	156,716	93,632	250,348
100,224	59,416	159,640		Chevron Corp	6,487,500	3,845,998	10,333,498
61,578	36,685	98,263		ConocoPhillips	4,304,918	2,564,648	6,869,566
900	524	1,424		ElkCorp	32,193	18,743	50,936
10,835	6,286	17,121		EOG Resources, Inc	811,541	470,821	1,282,362
281,093	167,485	448,578		Exxon Mobil Corp	17,860,649	10,641,997	28,502,646
2,438	1,400	3,838		Frontier Oil Corp	108,125	62,090	170,215
600	299	899	*	Giant Industries, Inc	35,124	17,503	52,627
1,796	952	2,748	*	Headwaters, Inc	67,170	35,605	102,775
990	600	1,590		Holly Corp	63,340	38,388	101,728
16,241	9,590	25,831		Marathon Oil Corp	1,119,492	661,039	1,780,531
7,202	4,404	11,606		Murphy Oil Corp	359,164	219,627	578,791
6,032	3,766	9,798		Sunoco, Inc	471,702	294,501	766,203
2,962	1,845	4,807		Tesoro Corp	199,165	124,058	323,223
13,094	7,776	20,870		Valero Energy Corp	1,480,408	879,155	2,359,563
856	552	1,408		WD-40 Co	22,693	14,634	37,327
				TOTAL PETROLEUM AND COAL PRODUCTS	34,048,500	20,262,389	54,310,889

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			PRIMARY METAL INDUSTRIES—0.74%
4,927	3,061	7,988	*	AK Steel Holding Corp	42,224	26,233	68,457
38,834	22,829	61,663		Alcoa, Inc	948,326	557,484	1,505,810
1,148	984	2,132	*	Aleris International, Inc	31,513	27,011	58,524
4,480	2,700	7,180		Allegheny Technologies, Inc	138,790	83,646	222,436
2,328	1,171	3,499		Belden CDT, Inc	45,233	22,753	67,986
943	472	1,415	*	Brush Engineered Materials, Inc	14,975	7,495	22,470
1,075	569	1,644		Carpenter Technology Corp	63,006	33,349	96,355
962	500	1,462	*	Century Aluminum Co	21,626	11,240	32,866
1,090	638	1,728	*	Chaparral Steel Co	27,490	16,090	43,580
2,658	1,781	4,439	*	CommScope, Inc	46,090	30,883	76,973
62,926	37,478	100,404	*	Corning, Inc	1,216,360	724,450	1,940,810
934	250	1,184	*	Encore Wire Corp	15,187	4,065	19,252
1,668	816	2,484	*	General Cable Corp	28,022	13,709	41,731
1,185	474	1,659		Gibraltar Industries, Inc	27,101	10,840	37,941
3,098	1,542	4,640		Hubbell, Inc (Class B)	145,389	72,366	217,755
1,297	890	2,187	*	Lone Star Technologies, Inc	72,100	49,475	121,575
1,400	774	2,174		Matthews International Corp (Class A)	52,906	29,249	82,155
1,879	1,125	3,004	*	Maverick Tube Corp	56,370	33,750	90,120
1,818	1,107	2,925		Mueller Industries, Inc	50,486	30,741	81,227
940	516	1,456	*	NS Group, Inc	36,895	20,253	57,148
6,988	4,175	11,163		Nucor Corp	412,222	246,283	658,505
1,552	1,000	2,552	*	Oregon Steel Mills, Inc	43,301	27,900	71,201
5,792	3,520	9,312		Precision Castparts Corp	307,555	186,912	494,467
1,120	801	1,921		Quanex Corp	74,166	53,042	127,208
475	400	875		Roanoke Electric Steel Corp	9,514	8,012	17,526
1,029	857	1,886	*	RTI International Metals, Inc	40,491	33,723	74,214
1,019	450	1,469		Schnitzer Steel Industries, Inc (Class A)	33,189	14,657	47,846
1,702	1,067	2,769		Steel Dynamics, Inc	57,800	36,235	94,035
466	300	766		Steel Technologies, Inc	12,083	7,779	19,862
710	442	1,152	*	Superior Essex, Inc	12,787	7,960	20,747
1,090	638	1,728		Texas Industries, Inc	59,296	34,707	94,003
410	370	780	*	Titanium Metals Corp	16,220	14,637	30,857
1,424	741	2,165		Tredegar Corp	18,526	9,640	28,166
4,976	2,913	7,889		United States Steel Corp	210,734	123,366	334,100
100	569	669	*	Wheeling-Pittsburgh Corp	1,673	9,519	11,192
3,273	2,063	5,336		Worthington Industries, Inc	68,831	43,385	112,216
				TOTAL PRIMARY METAL INDUSTRIES	4,458,477	2,662,839	7,121,316
			PRINTING AND PUBLISHING—0.79%
1,656	990	2,646	*	ACCO Brands Corp	46,732	27,938	74,670
2,804	1,857	4,661		American Greetings Corp (Class A)	76,830	50,882	127,712
984	663	1,647		Banta Corp	50,076	33,740	83,816
4,174	2,642	6,816		Belo (A.H.) Corp Series A	95,418	60,396	155,814

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,840	539	2,379		Bowne & Co, Inc	26,294	7,702	33,996
2,160	1,296	3,456	*	Cenveo, Inc	22,399	13,440	35,839
377	295	672	*	Consolidated Graphics, Inc	16,230	12,700	28,930
451	337	788		Courier Corp	16,867	12,604	29,471
387	162	549		CSS Industries, Inc	12,585	5,268	17,853
6,518	3,914	10,432		Dex Media, Inc	181,135	108,770	289,905
2,303	1,246	3,549		Dow Jones & Co, Inc	87,952	47,585	135,537
2,968	1,773	4,741	*	Dun & Bradstreet Corp	195,502	116,788	312,290
804	422	1,226		Ennis, Inc	13,507	7,090	20,597
3,551	1,891	5,442		EW Scripps Co	177,443	94,493	271,936
10,836	6,575	17,411		Gannett Co, Inc	745,842	452,557	1,198,399
2,556	1,603	4,159		Harte-Hanks, Inc	67,555	42,367	109,922
2,396	1,308	3,704		Hollinger International, Inc	23,481	12,818	36,299
1,357	814	2,171		John H Harland Co	60,251	36,142	96,393
2,078	1,476	3,554		John Wiley & Sons, Inc (Class A)	86,736	61,608	148,344
1,156	721	1,877		Journal Communications, Inc	17,224	10,743	27,967
1,492	1,179	2,671		Journal Register Co	24,141	19,076	43,217
3,166	1,940	5,106		Knight Ridder, Inc	185,781	113,839	299,620
2,080	1,358	3,438		Lee Enterprises, Inc	88,358	57,688	146,046
987	590	1,577	*	Martha Stewart Living Omnimedia, Inc (Class A)	24,695	14,762	39,457
839	487	1,326		McClatchy Co (Class A)	54,728	31,767	86,495
16,853	9,764	26,617		McGraw-Hill Cos, Inc	809,618	469,063	1,278,681
933	574	1,507		Media General, Inc (Class A)	54,123	33,298	87,421
1,736	1,073	2,809		Meredith Corp	86,609	53,532	140,141
6,308	3,769	10,077		New York Times Co (Class A)	187,663	112,128	299,791
1,115	550	1,665	*	Playboy Enterprises, Inc (Class B)	15,722	7,755	23,477
1,622	703	2,325	*	Presstek, Inc	21,054	9,125	30,179
6,811	4,589	11,400	*	Primedia, Inc	27,857	18,769	46,626
1,155	690	1,845	*	R.H. Donnelley Corp	73,065	43,649	116,714
9,309	5,587	14,896		R.R. Donnelley & Sons Co	345,085	207,110	552,195
4,592	2,596	7,188		Reader’s Digest Association, Inc (Class A)	73,334	41,458	114,792
311	234	545		Schawk, Inc	6,217	4,678	10,895
1,535	1,013	2,548	*	Scholastic Corp	56,734	37,440	94,174
870	338	1,208		Standard Register Co	13,006	5,053	18,059
624	300	924		Thomas Nelson, Inc	11,706	5,628	17,334
10,383	6,204	16,587		Tribune Co	351,880	210,254	562,134
2,117	1,194	3,311	*	Valassis Communications, Inc	82,521	46,542	129,063
237	144	381		Washington Post Co (Class B)	190,192	115,560	305,752
				TOTAL PRINTING AND PUBLISHING	4,804,148	2,873,805	7,677,953
			RAILROAD TRANSPORTATION—0.53%
16,824	9,813	26,637		Burlington Northern Santa Fe Corp	1,006,075	586,817	1,592,892
9,583	5,708	15,291		CSX Corp	445,418	265,308	710,726
1,363	842	2,205		Florida East Coast Industries	61,730	38,134	99,864

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
858	490	1,348	*	Genesee & Wyoming, Inc (Class A)	27,199	15,533	42,732
3,508	2,136	5,644	*	Kansas City Southern Industries, Inc	81,771	49,790	131,561
18,159	10,616	28,775		Norfolk Southern Corp	736,529	430,585	1,167,114
11,647	6,961	18,608		Union Pacific Corp	835,090	499,104	1,334,194
				TOTAL RAILROAD TRANSPORTATION	3,193,812	1,885,271	5,079,083
			REAL ESTATE—0.10%
1,756	946	2,702	*	Alderwoods Group, Inc	28,763	15,495	44,258
337	201	538	*	California Coastal Communities, Inc	11,869	7,079	18,948
2,184	1,305	3,489	*	CB Richard Ellis Group, Inc	107,453	64,206	171,659
285	151	436		Consolidated-Tomoka Land Co	19,380	10,268	29,648
2,882	1,722	4,604		Forest City Enterprises, Inc (Class A)	109,804	65,608	175,412
1,557	1,014	2,571		Jones Lang LaSalle, Inc	71,716	46,705	118,421
284	—	284		Orleans Homebuilders, Inc	6,998	—	6,998
3,314	1,980	5,294		St. Joe Co	206,959	123,651	330,610
4,759	2,339	7,098		Stewart Enterprises, Inc (Class A)	31,552	15,508	47,060
1,512	991	2,503	*	Trammell Crow Co	37,316	24,458	61,774
				TOTAL REAL ESTATE	631,810	372,978	1,004,788
			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.11%
831	415	1,246	*	Applied Films Corp	17,451	8,715	26,166
2,612	2,154	4,766		Cooper Tire & Rubber Co	39,885	32,892	72,777
437	252	689	*	Deckers Outdoor Corp	10,514	6,063	16,577
6,956	4,102	11,058	*	Goodyear Tire & Rubber Co	108,444	63,950	172,394
2,397	1,402	3,799	*	Jarden Corp	98,445	57,580	156,025
1,376	1,126	2,502		Schulman (A.), Inc	24,699	20,212	44,911
3,652	2,243	5,895	*	Sealed Air Corp	173,324	106,453	279,777
843	499	1,342	*	Skechers U.S.A., Inc (Class A)	13,800	8,169	21,969
1,260	757	2,017		Spartech Corp	24,621	14,792	39,413
558	—	558		Titan International, Inc	7,661	—	7,661
539	200	739	*	Trex Co, Inc	12,936	4,800	17,736
2,545	1,467	4,012		Tupperware Corp	57,975	33,418	91,393
1,544	815	2,359		West Pharmaceutical Services, Inc	45,811	24,181	69,992
				TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	635,566	381,225	1,016,791
			SECURITY AND COMMODITY BROKERS—2.33%
3,363	2,022	5,385		A.G. Edwards. Inc	147,333	88,584	235,917
10,673	6,560	17,233	*	Ameritrade Holding Corp	229,256	140,909	370,165
1,224	765	1,989	*	Archipelago Holdings, Inc	48,776	30,485	79,261
5,099	3,061	8,160		Bear Stearns Cos, Inc	559,615	335,945	895,560
400	172	572		BKF Capital Group, Inc	12,372	5,320	17,692
930	500	1,430		BlackRock, Inc	82,417	44,310	126,727
1,200	500	1,700		Calamos Asset Management, Inc (Class A)	29,616	12,340	41,956
46,903	27,409	74,312		Charles Schwab Corp	676,825	395,512	1,072,337

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,493	893	2,386		Chicago Mercantile Exchange Holdings, Inc	503,589	301,209	804,798
282	—	282		Cohen & Steers, Inc	5,640	—	5,640
16,338	10,135	26,473	*	E*Trade Financial Corp	287,549	178,376	465,925
5,799	3,929	9,728		Eaton Vance Corp	143,931	97,518	241,449
3,498	2,221	5,719		Federated Investors, Inc (Class B)	116,239	73,804	190,043
7,034	4,251	11,285		Franklin Resources, Inc	590,575	356,914	947,489
330	175	505		GAMCO Investors, Inc	15,130	8,024	23,154
190	—	190	*	GFI Group, Inc	7,822	—	7,822
18,343	10,860	29,203		Goldman Sachs Group, Inc	2,230,142	1,320,359	3,550,501
513	311	824		Greenhill & Co, Inc	21,387	12,966	34,353
6,514	3,313	9,827		Instinet Group, Inc	32,375	16,466	48,841
411	295	706	*	International Securities Exchange, Inc	9,617	6,903	16,520
1,720	1,273	2,993	*	Investment Technology Group, Inc	50,912	37,681	88,593
9,902	5,961	15,863		Janus Capital Group, Inc	143,084	86,136	229,220
2,232	1,328	3,560		Jefferies Group, Inc	97,204	57,834	155,038
5,418	3,268	8,686	*	Knight Capital Group, Inc	45,024	27,157	72,181
2,952	1,377	4,329	*	LaBranche & Co, Inc	25,653	11,966	37,619
4,617	2,872	7,489		Legg Mason, Inc	506,439	315,030	821,469
12,265	7,209	19,474		Lehman Brothers Holdings, Inc	1,428,627	839,704	2,268,331
934	588	1,522	*	MarketAxess Holdings, Inc	12,702	7,997	20,699
41,514	24,765	66,279		Merrill Lynch & Co, Inc	2,546,884	1,519,333	4,066,217
48,289	28,853	77,142		Morgan Stanley	2,604,709	1,556,331	4,161,040
377	225	602	*	Morningstar, Inc	12,064	7,200	19,264
1,918	1,154	3,072	*	Nasdaq Stock Market, Inc	48,621	29,254	77,875
2,252	1,500	3,752		Nuveen Investments, Inc	88,706	59,085	147,791
761	550	1,311		optionsXpress Holdings, Inc	14,489	10,472	24,961
1,034	547	1,581	*	Piper Jaffray Cos	30,875	16,333	47,208
2,756	1,849	4,605		Raymond James Financial, Inc	88,523	59,390	147,913
900	500	1,400	*	Refco, Inc	25,443	14,135	39,578
506	284	790		Sanders Morris Harris Group, Inc	8,273	4,643	12,916
2,702	1,636	4,338		SEI Investments Co	101,541	61,481	163,022
278	202	480	*	Stifel Financial Corp	9,980	7,252	17,232
607	376	983		SWS Group, Inc	9,955	6,166	16,121
6,030	3,394	9,424		T Rowe Price Group, Inc	393,759	221,628	615,387
39	—	39		Value Line, Inc	1,526	—	1,526
3,306	2,327	5,633		Waddell & Reed Financial, Inc (Class A)	64,004	45,051	109,055
				TOTAL SECURITY AND COMMODITY BROKERS	14,109,203	8,427,203	22,536,406
			SOCIAL SERVICES—0.01%
1,178	636	1,814	*	Bright Horizons Family Solutions, Inc	45,235	24,422	69,657
400	539	939	*	Providence Service Corp	12,236	16,488	28,724
784	491	1,275	*	Res-Care, Inc	12,066	7,556	19,622
				TOTAL SOCIAL SERVICES	69,537	48,466	118,003

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
			SPECIAL TRADE CONTRACTORS—0.04%
2,196	798	2,994	*	AsiaInfo Holdings, Inc	10,651	3,870	14,521
1,098	528	1,626		Chemed Corp	47,587	22,884	70,471
2,192	1,100	3,292	*	Comfort Systems USA, Inc	19,312	9,691	29,003
2,327	1,544	3,871	*	Dycom Industries, Inc	47,052	31,220	78,272
548	404	952	*	EMCOR Group, Inc	32,496	23,957	56,453
1,290	675	1,965	*	Insituform Technologies, Inc (Class A)	22,304	11,671	33,975
613	277	890	*	Layne Christensen Co	14,436	6,523	20,959
5,000	3,042	8,042	*	Quanta Services, Inc	63,800	38,816	102,616
				TOTAL SPECIAL TRADE CONTRACTORS	257,638	148,632	406,270
			STONE, CLAY, AND GLASS PRODUCTS—0.11%
1,499	488	1,987		Apogee Enterprises, Inc	25,633	8,345	33,978
1,070	634	1,704	*	Cabot Microelectronics Corp	31,465	18,627	50,092
1,129	477	1,606		CARBO Ceramics, Inc	74,503	31,477	105,980
802	479	1,281		Eagle Materials, Inc	97,339	58,136	155,475
6,816	4,326	11,142		Gentex Corp	118,598	75,272	193,870
1,493	924	2,417		Lafarge North America, Inc	100,942	62,472	163,414
799	501	1,300		Libbey, Inc	12,145	7,615	19,760
6,605	3,965	10,570	*	Owens-Illinois, Inc	136,195	81,758	217,953
1,555	886	2,441	b*	USG Corp	106,859	60,886	167,745
				TOTAL STONE, CLAY, AND GLASS PRODUCTS	703,679	404,588	1,108,267
			TEXTILE MILL PRODUCTS—0.01%
475	—	475	*	Dixie Group, Inc	7,572	—	7,572
968	310	1,278		Oxford Industries, Inc	43,676	13,987	57,663
				TOTAL TEXTILE MILL PRODUCTS	51,248	13,987	65,235
			TOBACCO PRODUCTS—1.24%
91,562	54,567	146,129		Altria Group, Inc	6,749,035	4,022,134	10,771,169
2,887	1,837	4,724		Loews Corp (Carolina Group)	114,412	72,800	187,212
3,727	2,227	5,954		Reynolds American, Inc	309,416	184,886	494,302
995	617	1,612		Universal Corp (Virginia)	38,636	23,958	62,594
7,212	4,309	11,521		UST, Inc	301,894	180,375	482,269
1,116	655	1,771		Vector Group Ltd	22,331	13,107	35,438
				TOTAL TOBACCO PRODUCTS	7,535,724	4,497,260	12,032,984
			TRANSPORTATION BY AIR—0.36%
2,506	1,497	4,003	*	ABX Air, Inc	20,549	12,275	32,824
4,057	2,312	6,369	*	Airtran Holdings, Inc	51,362	29,270	80,632
1,368	754	2,122	*	Alaska Air Group, Inc	39,754	21,911	61,665
7,265	4,631	11,896	*	AMR Corp	81,223	51,775	132,998
3,283	2,163	5,446	*	Continental Airlines, Inc (Class B)	31,714	20,895	52,609
5,029	2,675	7,704	b*	Delta Air Lines, Inc	3,772	2,006	5,778
1,724	1,007	2,731	*	EGL, Inc	46,807	27,340	74,147
1,322	1,011	2,333	*	ExpressJet Holdings, Inc	11,858	9,069	20,927

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
13,493	7,933	21,426		FedEx Corp	1,175,731	691,202	1,866,933
1,654	799	2,453	*	Frontier Airlines, Inc	16,176	7,814	23,990
4,783	2,419	7,202	*	JetBlue Airways Corp	84,181	42,574	126,755
1,773	614	2,387	*	Mesa Air Group, Inc	14,627	5,065	19,692
1,001	579	1,580	*	Offshore Logistics, Inc	37,037	21,423	58,460
1,107	546	1,653	*	Pinnacle Airlines Corp	7,195	3,549	10,744
173	500	673	*	Republic Airways Holdings, Inc	2,476	7,155	9,631
2,691	1,213	3,904		Skywest, Inc	72,173	32,533	104,706
34,209	20,669	54,878		Southwest Airlines Co	508,004	306,935	814,939
906	601	1,507	*	World Air Holdings, Inc	9,603	6,371	15,974
				TOTAL TRANSPORTATION BY AIR	2,214,242	1,299,162	3,513,404
			TRANSPORTATION EQUIPMENT—2.27%
620	467	1,087		A.O. Smith Corp	17,670	13,309	30,979
1,512	803	2,315	*	AAR Corp	25,976	13,795	39,771
100	500	600	*	Accuride Corp	1,381	6,905	8,286
691	603	1,294	*	Aftermarket Technology Corp	12,707	11,089	23,796
1,921	1,104	3,025		American Axle & Manufacturing Holdings, Inc	44,337	25,480	69,817
773	468	1,241		Arctic Cat, Inc	15,877	9,613	25,490
1,469	899	2,368	*	Armor Holdings, Inc	63,182	38,666	101,848
3,219	1,592	4,811		ArvinMeritor, Inc	53,822	26,618	80,440
3,985	2,381	6,366		Autoliv, Inc	173,348	103,574	276,922
36,565	21,735	58,300		Boeing Co	2,484,592	1,476,893	3,961,485
4,239	2,390	6,629		Brunswick Corp	159,937	90,175	250,112
2,368	1,380	3,748		Clarcor, Inc	68,009	39,634	107,643
646	563	1,209		Coachmen Industries, Inc	7,423	6,469	13,892
6,690	3,889	10,579		Dana Corp	62,953	36,595	99,548
21,381	12,848	34,229		Delphi Corp	59,012	35,460	94,472
2,352	1,274	3,626		Federal Signal Corp	40,196	21,773	61,969
2,037	1,526	3,563	*	Fleetwood Enterprises, Inc	25,055	18,770	43,825
79,249	46,696	125,945		Ford Motor Co	781,405	460,423	1,241,828
352	300	652		Freightcar America, Inc	14,355	12,234	26,589
2,362	1,126	3,488	*	GenCorp, Inc	44,051	21,000	65,051
8,908	5,223	14,131		General Dynamics Corp	1,064,951	624,410	1,689,361
20,143	12,035	32,178		General Motors Corp	616,577	368,391	984,968
7,609	4,670	12,279		Genuine Parts Co	326,426	200,343	526,769
5,349	3,219	8,568		Goodrich Corp	237,175	142,730	379,905
272	144	416		Greenbrier Cos, Inc	9,041	4,787	13,828
869	457	1,326	*	Group 1 Automotive, Inc	23,984	12,613	36,597
12,918	7,419	20,337		Harley-Davidson, Inc	625,748	359,376	985,124
1,816	1,105	2,921		Harsco Corp	119,075	72,455	191,530
2,047	1,100	3,147	*	Hayes Lemmerz International, Inc	9,171	4,928	14,099
865	719	1,584		Heico Corp	20,068	16,681	36,749
4,022	2,403	6,425		ITT Industries, Inc	456,899	272,981	729,880

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
2,225	1,366	3,591		JLG Industries, Inc	81,413	49,982	131,395
1,060	885	1,945		Kaman Corp (Class A)	21,677	18,098	39,775
16,162	9,728	25,890		Lockheed Martin Corp	986,528	593,797	1,580,325
131	139	270	v*	Mascotech (Escrow)	—	—	—
1,276	797	2,073		Monaco Coach Corp	18,808	11,748	30,556
2,924	1,556	4,480	*	Navistar International Corp	94,825	50,461	145,286
395	179	574		Noble International Ltd	9,543	4,325	13,868
15,658	9,355	25,013		Northrop Grumman Corp	851,012	508,444	1,359,456
1,930	1,941	3,871	*	Orbital Sciences Corp	24,125	24,263	48,388
3,224	2,024	5,248		Oshkosh Truck Corp	139,148	87,356	226,504
7,622	4,528	12,150		Paccar, Inc	517,458	307,406	824,864
6,497	3,882	10,379	*	Pactiv Corp	113,827	68,013	181,840
1,854	1,204	3,058		Polaris Industries, Inc	91,866	59,658	151,524
187	233	420	*	Sequa Corp (Class A)	11,033	13,747	24,780
567	130	697		Standard Motor Products, Inc	4,598	1,054	5,652
1,095	574	1,669		Superior Industries International, Inc	23,564	12,352	35,916
1,746	1,117	2,863	*	Tenneco Automotive, Inc	30,572	19,559	50,131
5,158	3,082	8,240		Textron, Inc	369,932	221,041	590,973
1,517	904	2,421		Thor Industries, Inc	51,578	30,736	82,314
1,781	1,075	2,856		Trinity Industries, Inc	72,113	43,527	115,640
678	316	994	*	Triumph Group, Inc	25,201	11,746	36,947
1,722	1,123	2,845	*	TRW Automotive Holdings Corp	50,524	32,949	83,473
45,442	26,973	72,415		United Technologies Corp	2,355,713	1,398,280	3,753,993
1,333	981	2,314		Wabash National Corp	26,207	19,286	45,493
1,943	1,181	3,124		Westinghouse Air Brake Technologies Corp	53,005	32,218	85,223
1,315	730	2,045		Winnebago Industries, Inc	38,096	21,148	59,244
				TOTAL TRANSPORTATION EQUIPMENT	13,726,769	8,189,364	21,916,133
			TRANSPORTATION SERVICES—0.16%
700	154	854		Ambassadors Group, Inc	15,610	3,434	19,044
3,768	2,231	5,999		C.H. Robinson Worldwide, Inc	241,604	143,052	384,656
508	400	908	*	Dynamex, Inc	7,945	6,256	14,201
8,663	5,284	13,947	*	Expedia, Inc	171,614	104,676	276,290
4,655	2,815	7,470		Expeditors International Washington, Inc	264,311	159,836	424,147
1,923	1,285	3,208		GATX Corp	76,055	50,822	126,877
858	328	1,186	*	HUB Group, Inc	31,497	12,041	43,538
1,541	966	2,507		Pacer International, Inc	40,621	25,464	66,085
1,157	666	1,823	*	Pegasus Solutions, Inc	10,390	5,981	16,371
1,827	1,200	3,027	*	RailAmerica, Inc	21,741	14,280	36,021
5,729	3,423	9,152		Sabre Holdings Corp	116,204	69,418	185,622
				TOTAL TRANSPORTATION SERVICES	997,592	595,260	1,592,852
			TRUCKING AND WAREHOUSING—0.43%
1,076	600	1,676		Arkansas Best Corp	37,520	20,922	58,442
2,397	1,419	3,816		CNF, Inc	125,843	74,497	200,340

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
389	197	586	*	Covenant Transport, Inc (Class A)	4,707	2,384	7,091
1,257	909	2,166		Forward Air Corp	46,308	33,488	79,796
654	600	1,254	*	Frozen Food Express Industries	6,861	6,294	13,155
2,135	1,212	3,347		Heartland Express, Inc	43,426	24,652	68,078
5,436	3,308	8,744		J.B. Hunt Transport Services, Inc	103,338	62,885	166,223
2,619	1,580	4,199		Landstar System, Inc	104,839	63,247	168,086
369	257	626	*	Marten Transport Ltd	9,336	6,502	15,838
812	448	1,260	*	Old Dominion Freight Line	27,194	15,004	42,198
201	400	601	*	P.A.M. Transportation Services, Inc	3,248	6,464	9,712
825	399	1,224	*	SCS Transportation, Inc	12,961	6,268	19,229
720	900	1,620	*	SIRVA, Inc	5,371	6,714	12,085
1,889	1,045	2,934	*	Swift Transportation Co, Inc	33,435	18,497	51,932
277	200	477	*	U.S. Xpress Enterprises, Inc (Class A)	3,230	2,332	5,562
27,072	16,204	43,276		United Parcel Service, Inc (Class B)	1,871,487	1,120,183	2,991,670
2,315	1,281	3,596		Werner Enterprises, Inc	40,026	22,148	62,174
2,520	1,431	3,951	*	Yellow Roadway Corp	104,378	59,272	163,650
				TOTAL TRUCKING AND WAREHOUSING	2,583,508	1,551,753	4,135,261
			WATER TRANSPORTATION—0.05%
1,802	1,359	3,161		Alexander & Baldwin, Inc	95,939	72,353	168,292
774	484	1,258	*	Gulfmark Offshore, Inc	24,977	15,619	40,596
1,100	377	1,477	*	Hornbeck Offshore Services, Inc	40,293	13,810	54,103
849	492	1,341	*	Kirby Corp	41,966	24,320	66,286
378	226	604		Maritrans, Inc	12,096	7,232	19,328
1,554	1,100	2,654	*	Odyssey Marine Exploration, Inc	5,734	4,059	9,793
1,283	772	2,055		Overseas Shipholding Group, Inc	74,837	45,031	119,868
				TOTAL WATER TRANSPORTATION	295,842	182,424	478,266
			WHOLESALE TRADE-DURABLE GOODS—0.48%
270	143	413	*	1-800 Contacts, Inc	5,062	2,681	7,743
3,796	2,542	6,338		Adesa, Inc	83,892	56,178	140,070
1,370	1,111	2,481		Agilysys, Inc	23,071	18,709	41,780
1,354	868	2,222		Applied Industrial Technologies, Inc	48,581	31,144	79,725
5,273	2,908	8,181	*	Arrow Electronics, Inc	165,361	91,195	256,556
1,467	877	2,344	*	Aviall, Inc	49,555	29,625	79,180
6,454	3,645	10,099	*	Avnet, Inc	157,800	89,120	246,920
664	442	1,106		Barnes Group, Inc	23,811	15,850	39,661
800	400	1,200	*	Beacon Roofing Supply, Inc	26,136	13,068	39,204
—	700	700		BlueLinx Holdings, Inc	—	9,408	9,408
2,463	1,472	3,935		BorgWarner, Inc	139,061	83,109	222,170
545	364	909		Building Material Holding Corp	50,789	33,921	84,710
455	400	855	*	Castle (A.M.) & Co	7,962	7,000	14,962
5,075	2,908	7,983	*	Cytyc Corp	136,264	78,080	214,344
434	604	1,038	*	Digi International, Inc	4,657	6,481	11,138
658	332	990	*	Drew Industries, Inc	16,983	8,569	25,552

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
1,381	818	2,199	*	Genesis Microchip, Inc	30,313	17,955	48,268
2,896	1,852	4,748		Hughes Supply, Inc	94,410	60,375	154,785
592	—	592	*	Huttig Building Products, Inc	5,358	—	5,358
5,385	3,161	8,546		IKON Office Solutions, Inc	53,742	31,547	85,289
878	416	1,294	*	Imagistics International, Inc	36,744	17,410	54,154
5,817	3,230	9,047	*	Ingram Micro, Inc (Class A)	107,847	59,884	167,731
2,229	985	3,214	*	Insight Enterprises, Inc	41,459	18,321	59,780
522	327	849	*	Interline Brands, Inc	10,967	6,870	17,837
745	440	1,185	*	Keystone Automotive Industries, Inc	21,463	12,676	34,139
1,878	1,039	2,917		Knight Transportation, Inc	45,748	25,310	71,058
197	122	319		Lawson Products, Inc	7,234	4,480	11,714
807	366	1,173	*	LKQ Corp	24,371	11,053	35,424
2,032	1,241	3,273		Martin Marietta Materials, Inc	159,431	97,369	256,800
483	309	792	*	Merge Technologies, Inc	8,254	5,281	13,535
1,001	589	1,590	*	Navarre Corp	5,796	3,410	9,206
4,677	2,616	7,293		Omnicare, Inc	262,988	147,098	410,086
1,868	1,223	3,091		Owens & Minor, Inc	54,826	35,895	90,721
5,980	3,578	9,558	*	Patterson Cos, Inc	239,379	143,227	382,606
2,227	1,474	3,701		PEP Boys-Manny Moe & Jack	30,822	20,400	51,222
3,196	2,367	5,563	*	PSS World Medical, Inc	42,635	31,576	74,211
1,189	744	1,933		Reliance Steel & Aluminum Co	62,934	39,380	102,314
947	644	1,591		Ryerson Tull, Inc	20,171	13,717	33,888
2,418	1,396	3,814		SCP Pool Corp	84,461	48,762	133,223
136	48	184	*	Strattec Security Corp	7,052	2,489	9,541
7,380	5,522	12,902	*	Sycamore Networks, Inc	27,823	20,818	48,641
982	500	1,482	*	TBC Corp	33,869	17,245	51,114
2,577	1,588	4,165	*	Tech Data Corp	94,602	58,295	152,897
2,108	1,740	3,848	*	Tyler Technologies, Inc	17,454	14,407	31,861
5,193	3,804	8,997	*	Visteon Corp	50,797	37,203	88,000
3,593	1,967	5,560		W.W. Grainger, Inc	226,072	123,764	349,836
1,368	839	2,207	*	WESCO International, Inc	46,334	28,417	74,751
304	441	745	*	West Marine, Inc	4,493	6,518	11,011
				TOTAL WHOLESALE TRADE-DURABLE GOODS	2,898,834	1,735,290	4,634,124
			WHOLESALE TRADE-NONDURABLE GOODS—1.00%
2,928	1,435	4,363		Airgas, Inc	86,757	42,519	129,276
1,124	771	1,895	*	Allscripts Healthcare Solutions, Inc	20,254	13,893	34,147
4,543	2,719	7,262		AmerisourceBergen Corp	351,174	210,179	561,353
1,486	973	2,459	*	BioScrip, Inc	9,659	6,325	15,984
2,448	1,443	3,891		Brown-Forman Corp (Class B)	145,754	85,916	231,670
19,076	11,359	30,435		Cardinal Health, Inc	1,210,244	720,615	1,930,859
663	281	944	*	Central European Distribution Corp	28,237	11,968	40,205
6,568	3,924	10,492	*	Dean Foods Co	255,232	152,487	407,719
2,277	1,327	3,604	*	Endo Pharmaceuticals Holdings, Inc	60,728	35,391	96,119

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
184	200	384	*	Green Mountain Coffee Roasters, Inc	6,400	6,956	13,356
1,215	587	1,802	*	Hain Celestial Group, Inc	23,571	11,388	34,959
1,184	605	1,789		Handleman Co	14,954	7,641	22,595
3,788	2,296	6,084	*	Henry Schein, Inc	161,445	97,856	259,301
419	300	719		Kenneth Cole Productions, Inc (Class A)	11,435	8,187	19,622
1,179	648	1,827		K-Swiss, Inc (Class A)	34,863	19,161	54,024
156	—	156	*	Maui Land & Pineapple Co, Inc	4,685	—	4,685
13,087	7,816	20,903		McKesson Corp	620,978	370,869	991,847
2,163	1,344	3,507	*	Men’s Wearhouse, Inc	57,752	35,885	93,637
836	568	1,404	*	Metals USA, Inc	17,105	11,621	28,726
1,315	685	2,000		Myers Industries, Inc	15,307	7,973	23,280
555	331	886		Nash Finch Co	23,415	13,965	37,380
8,484	4,952	13,436		Nike, Inc (Class B)	692,973	404,479	1,097,452
2,569	1,471	4,040		Nu Skin Enterprises, Inc (Class A)	48,939	28,023	76,962
392	278	670	*	Nuco2, Inc	10,094	7,159	17,253
2,191	1,302	3,493	*	Performance Food Group Co	69,148	41,091	110,239
245	377	622	*	Perry Ellis International, Inc	5,326	8,196	13,522
1,324	928	2,252	*	Priority Healthcare Corp (Class B)	36,887	25,854	62,741
272	200	472	*	Provide Commerce, Inc	6,601	4,854	11,455
2,107	1,259	3,366		Reebok International, Ltd	119,193	71,222	190,415
19,653	11,918	31,571		Safeway, Inc	503,117	305,101	808,218
998	596	1,594	*	School Specialty, Inc	48,682	29,073	77,755
677	352	1,029	*	Smart & Final, Inc	8,760	4,555	13,315
1,123	857	1,980	*	Source Interlink Cos, Inc	12,420	9,478	21,898
896	535	1,431	*	Spartan Stores, Inc	9,229	5,511	14,740
1,835	1,173	3,008		Stride Rite Corp	23,525	15,038	38,563
6,097	3,544	9,641		Supervalu, Inc	189,739	110,289	300,028
28,203	16,492	44,695		Sysco Corp	884,728	517,354	1,402,082
287	171	458		The Andersons, Inc	8,403	5,007	13,410
1,535	1,032	2,567	*	Tractor Supply Co	70,073	47,111	117,184
1,750	1,020	2,770	*	United Natural Foods, Inc	61,880	36,067	97,947
1,825	911	2,736	*	United Stationers, Inc	87,344	43,600	130,944
406	—	406		Valhi, Inc	7,300	—	7,300
				TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,064,310	3,589,857	9,654,167
				TOTAL COMMON STOCKS	605,526,366	360,280,705	965,807,071
				(Cost $757,735,307)
Principal
				SHORT-TERM INVESTMENTS—0.02%
				U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.02%
$ 260,000	—	260,000		Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	260,000	—	260,000
				TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	260,000	—	260,000

Institutional Equity Index Fund Shares	Retail Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares			Institutional Equity Index Fund Value	Retail Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value
				TOTAL SHORT-TERM INVESTMENTS	260,000	—	260,000
				(Cost $259,954)
				TOTAL PORTFOLIO -99.90%	605,786,366	360,280,705	966,067,071
				(Cost $757,995,261)
				OTHER ASSETS & LIABILITIES, NET—0.10%	554,154	377,835	931,989
				NET ASSETS—100.00%	$606,340,520	$360,658,540	$966,999,060
			*	Non-income producing
			b	In bankruptcy
			v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Retail Equity Index Fund / Institutional Equity Index Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2005

	Retail Equity Index Fund	Institutional Equity Index Fund	Adjustments to Pro Forma	Institutional Equity Index Fund (new) Pro Forma Combined
ASSETS
Portfolio investments, at value	$360,280,705	$605,786,366	$—	$966,067,071
Cash	137,195	12,250	—	149,445
Cash-foreign	—	—	—	—
Receivable for securities transactions	212,433	212,545	—	424,978
Receivable from Fund shares sold	22,051	93,947	—	115,998
Dividends and interest receivable	383,858	675,029	—	1,058,887
Reclaims receivable	—	—	—	—
Total assets	361,036,242	606,780,137	—	967,816,379

LIABILITIES
Accrued expenses	84,220	65,483	—	149,703
Due to custodian	—	—	—	—
Payable for securities transactions	144,757	288,365	—	433,122
Payable for Fund shares redeemed	148,725	85,769	—	234,494
Income distribution payable	—	—	—	—
Total liabilities	377,702	439,617	—	817,319

Net Assets	$360,658,540	$606,340,520	$—	$966,999,060

Net Assets by Class:
Retirement Class	$—	$—	$—	$—
Institutional Class	$—	$606,340,520	$—	$606,340,520
Retail Class	$360,658,540	$—	$—	$360,658,540
	$360,658,540	$606,340,520	$—	$966,999,060

Shares Outstanding by Class:
Retirement Class	—	—	—	—
Institutional Class	—	60,815,668	—	60,815,668
Retail Class	40,447,803	—	(4,273,922)	36,173,881
	40,447,803	60,815,668	(4,273,922)	96,989,549

Net Asset Value per Share by Class:
Retirement Class	$—	$—	$—	$—
Institutional Class	$—	$9.97	$—	$9.97
Retail Class	$8.92	$—	$—	$9.97

Retail Equity Index Fund / Institutional Equity Index Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2005

	Retail Equity Index Fund	Institutional Equity Index Fund	Adjustments to Pro Forma	Institutional Equity Index Fund (new) Pro Forma Combined
Investment Income:
Interest	$23,645	$114,409	$—	$138,054
Dividends	6,853,082	13,903,445	—	20,756,527
Foreign taxes withheld	(199)	(379)	—	(578)
Total Income	6,876,528	14,017,475	—	20,894,003

Expenses
Investment management fees	904,215	275,666	(765,168)	414,713
Service Agreement Fees—Retirement Class	—	—	—	—
Service Agreement Fees—Institutional Class	—	137,820	—	137,820
Service Agreement Fees—Retail Class	—	—	—	—
Custody fees	—	68,910	31,103	100,013
Audit fees	—	41,345	31,103	72,448
Registration fees—Retirement Class	—	—	—	—
Registration fees—Institutional Class	—	20,673	27,589	48,262
Registration fees—Retail Class	—	—	13,882	13,882
Trustee fees and expenses	5,110	6,892	—	12,002
Interest	—	73,076	—	73,076
Total expenses before expense reimbursement	909,325	624,382	(661,491)	872,216
Less expenses reimbursed by the investment advisor	—	—	—	—
Net expenses	909,325	624,382	(661,491)	872,216
Net investment income	5,967,203	13,393,093	661,491	20,021,787

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(1,894,543)	67,754,026	—	65,859,483
Futures transactions	141,531	752,914	—	894,445
Foreign currency transactions	—	—	—	—
Net realized gain/(loss) on investments	(1,753,012)	68,506,940	—	66,753,928

Change in unrealized appreciation/(depreciation) on:
Securities	41,640,597	111,657,527	—	153,298,124
Futures transactions	6,821	(3,141)	—	3,680
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—
Net change in unrealized appreciation/ (depreciation) of investments	41,647,418	111,654,386	—	153,301,804
Net realized and unrealized gain/(loss) on investments	39,894,406	180,161,326	—	220,055,732
Net Increase/(Decrease) in Net Assets Resulting From Operations	$45,861,609	$193,554,419	$661,491	240,077,519

RETAIL SOCIAL CHOICE EQUITY FUND/ INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2005

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			COMMON STOCKS—99.75%
			AMUSEMENT AND RECREATION SERVICES—0.02%
500	300	800		International Speedway Corp (Class A)	$26,235	$15,741	$41,976
700	500	1,200	*	Sunterra Corp	9,191	6,565	15,756
				TOTAL AMUSEMENT AND RECREATION SERVICES	35,426	22,306	57,732
			APPAREL AND ACCESSORY STORES—0.65%
—	400	400	*	Aeropostale, Inc	—	8,500	8,500
1,800	2,300	4,100		American Eagle Outfitters, Inc	42,354	54,119	96,473
400	1,050	1,450		Bebe Stores, Inc	7,000	18,375	25,375
500	500	1,000		Burlington Coat Factory Warehouse Corp	19,020	19,020	38,040
—	71	71	*	Charming Shoppes, Inc	—	758	758
2,200	2,100	4,300	*	Chico’s FAS, Inc	80,960	77,280	158,240
2,300	2,065	4,365		Foot Locker, Inc	50,462	45,306	95,768
12,200	10,878	23,078		Gap, Inc	212,646	189,604	402,250
5,643	5,051	10,694	*	Kohl’s Corp	283,166	253,459	536,625
7,036	6,547	13,583		Limited Brands, Inc	143,745	133,755	277,500
4,000	4,248	8,248		Nordstrom, Inc	137,280	145,791	283,071
2,400	1,344	3,744		Ross Stores, Inc	56,880	31,853	88,733
1,050	450	1,500		Stage Stores, Inc	28,214	12,091	40,305
861	1,169	2,030	*	Wilsons The Leather Experts, Inc	5,252	7,131	12,383
				TOTAL APPAREL AND ACCESSORY STORES	1,066,979	997,042	2,064,021
			APPAREL AND OTHER TEXTILE PRODUCTS—0.09%
100	—	100	*	Columbia Sportswear Co	4,640	—	4,640
1,100	900	2,000	*	Hartmarx Corp	7,205	5,895	13,100
—	751	751	*	Innovo Group, Inc	—	1,479	1,479
1,500	1,300	2,800		Kellwood Co	38,775	33,605	72,380
1,076	1,719	2,795		Liz Claiborne, Inc	42,308	67,591	109,899
100	491	591		Phillips-Van Heusen Corp	3,102	15,231	18,333
400	—	400		Polo Ralph Lauren Corp	20,120	—	20,120
1,500	582	2,082		Russell Corp	21,060	8,171	29,231
				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	137,210	131,972	269,182
			AUTO REPAIR, SERVICES AND PARKING—0.02%
400	567	967		Bandag, Inc	17,144	24,302	41,446
160	248	408		Central Parking Corp	2,392	3,708	6,100
161	237	398	*	Midas, Inc	3,201	4,711	7,912
200	68	268		Ryder System, Inc	6,844	2,327	9,171
				TOTAL AUTO REPAIR, SERVICES AND PARKING	29,581	35,048	64,629

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.06%
500	537	1,037	*	Autozone, Inc	41,625	44,705	86,330
1,102	1,035	2,137	*	Carmax, Inc	34,459	32,365	66,824
500	400	900	*	Copart, Inc	11,935	9,548	21,483
				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	88,019	86,618	174,637
			BUILDING MATERIALS AND GARDEN SUPPLIES—1.34%
200	276	476		Fastenal Co	12,218	16,861	29,079
34,600	31,984	66,584		Home Depot, Inc	1,319,644	1,219,870	2,539,514
13,100	12,400	25,500		Lowe’s Cos, Inc	843,640	798,560	1,642,200
				TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,175,502	2,035,291	4,210,793
			BUSINESS SERVICES—6.32%
3,800	3,949	7,749	*	3Com Corp	15,504	16,112	31,616
6,950	6,162	13,112		Adobe Systems, Inc	207,457	183,936	391,393
—	100	100		Administaff, Inc	—	3,974	3,974
800	1,043	1,843	*	Akamai Technologies, Inc	12,760	16,636	29,396
—	721	721	*	Applied Digital Solutions, Inc	—	2,055	2,055
—	159	159	*	aQuantive, Inc	—	3,201	3,201
546	358	904	*	Arbinet-thexchange, Inc	3,931	2,578	6,509
3,095	1,900	4,995	*	Ariba, Inc	17,641	10,830	28,471
200	—	200	*	Aspen Technology, Inc	1,250	—	1,250
1,070	888	1,958	*	Audible, Inc	13,150	10,913	24,063
3,781	2,770	6,551	*	Autobytel, Inc	18,943	13,878	32,821
2,200	2,500	4,700		Autodesk, Inc	102,168	116,100	218,268
16,300	14,283	30,583		Automatic Data Processing, Inc	701,552	614,740	1,316,292
798	801	1,599	*	Bankrate, Inc	21,889	21,971	43,860
1,600	1,870	3,470	*	BEA Systems, Inc	14,368	16,793	31,161
700	858	1,558	*	BISYS Group, Inc	9,401	11,523	20,924
521	358	879	*	Blue Coat Systems, Inc	22,653	15,566	38,219
1,000	1,215	2,215	*	BMC Software, Inc	21,100	25,636	46,736
1,600	1,658	3,258	*	Cadence Design Systems, Inc	25,856	26,793	52,649
1,700	1,848	3,548	*	Ceridian Corp	35,275	38,346	73,621
1,000	1,200	2,200	*	Checkfree Corp	37,820	45,384	83,204
559	612	1,171	*	Ciber, Inc	4,153	4,547	8,700
500	600	1,100	*	Citrix Systems, Inc	12,570	15,084	27,654
1,115	988	2,103	*	Click Commerce, Inc	20,438	18,110	38,548
10,562	8,282	18,844	*	CMGI, Inc	17,639	13,831	31,470
1,100	2,458	3,558	*	CNET Networks, Inc	14,927	33,355	48,282
3,269	2,865	6,134	*	Cogent Communications Group, Inc	15,953	13,981	29,934
2,034	1,700	3,734	*	Cognizant Technology Solutions Corp	94,764	79,203	173,967
2,385	3,367	5,752	*	Compuware Corp	22,658	31,986	54,644
1,500	1,964	3,464	*	Convergys Corp	21,555	28,223	49,778
200	100	300	*	CSG Systems International, Inc	4,342	2,171	6,513
100	342	442		Deluxe Corp	4,016	13,735	17,751

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
—	100	100	*	Digital Insight Corp	—	2,606	2,606
300	1,364	1,664	*	DST Systems, Inc	16,449	74,788	91,237
100	400	500	*	Earthlink, Inc	1,070	4,280	5,350
15,600	12,896	28,496	*	eBay, Inc	642,720	531,315	1,174,035
500	43	543	*	eFunds Corp	9,415	810	10,225
3,814	3,326	7,140	*	Electronic Arts, Inc	216,978	189,216	406,194
11,512	10,716	22,228		Electronic Data Systems Corp	258,329	240,467	498,796
300	400	700	*	Equinix, Inc	12,495	16,660	29,155
600	500	1,100	*	F5 Networks, Inc	26,082	21,735	47,817
300	300	600		Fair Isaac Corp	13,440	13,440	26,880
400	400	800	*	First Advantage Corp	11,760	11,760	23,520
4,100	3,523	7,623	*	Fiserv, Inc	188,067	161,600	349,667
130	50	180	*	Gartner, Inc (Class A)	1,520	584	2,104
615	590	1,205	*	Getty Images, Inc	52,915	50,764	103,679
2,112	1,890	4,002	*	Google, Inc (Class A)	668,364	598,109	1,266,473
1,385	366	1,751	*	iGate Corp	5,028	1,329	6,357
3,688	2,336	6,024		IMS Health, Inc	92,827	58,797	151,624
7,250	5,850	13,100	*	Innovative Solutions & Support, Inc	112,593	90,850	203,443
500	700	1,200	*	Internet Security Systems, Inc	12,005	16,807	28,812
380	600	980	*	Intrado, Inc	6,851	10,818	17,669
1,600	1,090	2,690	*	Intuit, Inc	71,696	48,843	120,539
1,900	1,900	3,800	*	Ipass, Inc	10,222	10,222	20,444
1,849	1,277	3,126	*	Iron Mountain, Inc	67,858	46,866	114,724
2,663	2,393	5,056	*	iVillage, Inc	19,333	17,373	36,706
700	620	1,320		Jack Henry & Associates, Inc	13,580	12,028	25,608
7,146	5,785	12,931	*	Juniper Networks, Inc	170,003	137,625	307,628
258	328	586	*	Jupitermedia Corp	4,569	5,809	10,378
400	300	700	*	Kinetic Concepts, Inc	22,720	17,040	39,760
1,300	938	2,238	*	Lamar Advertising Co	58,968	42,548	101,516
1,662	801	2,463	*	Lionbridge Technologies	11,218	5,407	16,625
1,290	1,400	2,690	*	Macromedia, Inc	52,464	56,938	109,402
1,100	613	1,713		Manpower, Inc	48,829	27,211	76,040
1,100	1,200	2,300	*	Marchex, Inc	18,216	19,872	38,088
1,955	1,384	3,339	*	Matrixone, Inc	10,283	7,280	17,563
400	41	441	*	Mercury Interactive Corp	15,840	1,624	17,464
140,577	130,852	271,429		Microsoft Corp	3,617,046	3,366,822	6,983,868
1,615	1,291	2,906	*	Monster Worldwide, Inc	49,597	39,647	89,244
900	—	900	*	MPS Group, Inc	10,620	—	10,620
900	300	1,200	*	NAVTEQ Corp	44,955	14,985	59,940
500	500	1,000		NDCHealth Corp	9,460	9,460	18,920
1,078	1,302	2,380	*	NIC, Inc	7,061	8,528	15,589
3,000	4,100	7,100	*	Novell, Inc	22,350	30,545	52,895
4,400	3,713	8,113		Omnicom Group, Inc	367,972	310,518	678,490
60,700	51,603	112,303	*	Oracle Corp	752,073	639,361	1,391,434

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
1,114	1,136	2,250	*	Packeteer, Inc	13,981	14,257	28,238
700	1,100	1,800	*	Perot Systems Corp (Class A)	9,905	15,565	25,470
1,500	708	2,208	*	Pixar	66,765	31,513	98,278
1,200	1,100	2,300	*	Red Hat, Inc	25,428	23,309	48,737
2,193	1,525	3,718		Robert Half International, Inc	78,049	54,275	132,324
900	600	1,500	*	Salesforce.com, Inc	20,808	13,872	34,680
—	821	821	*	Sapient Corp	—	5,131	5,131
3,400	3,600	7,000		Siebel Systems, Inc	35,122	37,188	72,310
1,308	1,789	3,097	*	Spherion Corp	9,941	13,596	23,537
2,100	1,800	3,900		Startek, Inc	27,720	23,760	51,480
50,800	41,275	92,075	*	Sun Microsystems, Inc	199,136	161,798	360,934
1,200	1,000	2,200	*	SYKES Enterprises, Inc	14,280	11,900	26,180
15,806	13,593	29,399	*	Symantec Corp	358,164	308,017	666,181
600	504	1,104	*	Synopsys, Inc	11,340	9,526	20,866
500	—	500	*	TeleTech Holdings, Inc	5,010	—	5,010
1,800	1,828	3,628		Total System Services, Inc	41,958	42,611	84,569
400	700	1,100	*	Travelzoo, Inc	8,876	15,533	24,409
397	580	977	*	Trizetto Group, Inc	5,606	8,190	13,796
600	2,669	3,269	*	Unisys Corp	3,984	17,722	21,706
1,695	1,246	2,941		United Online, Inc	23,476	17,257	40,733
600	500	1,100	*	United Rentals, Inc	11,826	9,855	21,681
700	600	1,300	*	Universal Compression Holdings, Inc	27,839	23,862	51,701
999	1,335	2,334	*	Vasco Data Security International	9,061	12,108	21,169
3,900	3,832	7,732	*	VeriSign, Inc	83,343	81,890	165,233
600	700	1,300	*	WebEx Communications, Inc	14,706	17,157	31,863
				TOTAL BUSINESS SERVICES	10,447,898	9,394,370	19,842,268
			CHEMICALS AND ALLIED PRODUCTS—8.28%
9,030	9,007	18,037	*	Aastrom Biosciences, Inc	21,220	21,167	42,387
622	762	1,384	*	Abgenix, Inc	7,887	9,662	17,549
300	354	654	*	Adolor Corp	3,204	3,781	6,985
10,000	8,713	18,713		Air Products & Chemicals, Inc	551,400	480,435	1,031,835
100	64	164	*	Alexion Pharmaceuticals, Inc	2,768	1,772	4,540
300	309	609	*	Alkermes, Inc	5,040	5,191	10,231
1,300	1,000	2,300	*	American Pharmaceutical Partners, Inc	59,358	45,660	105,018
23,724	18,591	42,315	*	Amgen, Inc	1,890,091	1,481,145	3,371,236
677	1,260	1,937	*	Arena Pharmaceuticals, Inc	6,702	12,474	19,176
—	622	622	*	Arqule, Inc	—	4,870	4,870
694	—	694	*	Array Biopharma, Inc	4,983	—	4,983
505	392	897	*	Atherogenics, Inc	8,095	6,284	14,379
—	1,901	1,901	*	AVANIR Pharmaceuticals	—	5,874	5,874
3,900	4,118	8,018		Avery Dennison Corp	204,321	215,742	420,063
7,200	6,544	13,744		Avon Products, Inc	194,400	176,688	371,088
2,825	2,656	5,481	*	Barr Pharmaceuticals, Inc	155,149	145,868	301,017

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
2,722	1,749	4,471	*	Bentley Pharmaceuticals, Inc	32,528	20,901	53,429
4,400	2,200	6,600	*	Bioenvision, Inc	35,332	17,666	52,998
5,611	5,831	11,442	*	Biogen Idec, Inc	221,522	230,208	451,730
1,300	1,012	2,312	*	BioMarin Pharmaceuticals, Inc	11,349	8,835	20,184
1,600	1,225	2,825		Cabot Corp	52,816	40,437	93,253
2,026	2,008	4,034	*	Cell Genesys, Inc	11,102	11,004	22,106
4,105	3,327	7,432	*	Cell Therapeutics, Inc	11,740	9,515	21,255
900	822	1,722	*	Cephalon, Inc	41,778	38,157	79,935
300	100	400	*	Charles River Laboratories International, Inc	13,086	4,362	17,448
1,301	730	2,031	*	Chattem, Inc	46,185	25,915	72,100
1,600	2,223	3,823		Clorox Co	88,864	123,465	212,329
9,600	8,194	17,794		Colgate-Palmolive Co	506,784	432,561	939,345
1,700	1,600	3,300	*	Connetics Corp	28,747	27,056	55,803
632	811	1,443	*	Cotherix, Inc	8,816	11,314	20,130
400	692	1,092	*	Cubist Pharmaceuticals, Inc	8,616	14,906	23,522
4,200	2,626	6,826	*	Curis, Inc	19,278	12,053	31,331
400	—	400	*	Cypress Bioscience, Inc	2,164	—	2,164
1,200	1,400	2,600		Dade Behring Holdings, Inc	43,992	51,324	95,316
3,780	3,385	7,165	*	Dendreon Corp	25,364	22,713	48,077
500	1,344	1,844		Diagnostic Products Corp	26,365	70,869	97,234
282	298	580	*	Digene Corp	8,037	8,493	16,530
1,376	1,723	3,099	*	Dov Pharmaceutical, Inc	23,364	29,257	52,621
6,334	7,638	13,972	*	Durect Corp	43,388	52,320	95,708
800	800	1,600	*	Dusa Pharmaceuticals, Inc	8,480	8,480	16,960
6,600	5,292	11,892		Ecolab, Inc	210,738	168,974	379,712
563	166	729	*	Encysive Pharmaceuticals, Inc	6,632	1,955	8,587
7,000	5,600	12,600		Engelhard Corp	195,370	156,296	351,666
135	400	535	*	Enzon Pharmaceuticals, Inc	895	2,652	3,547
300	600	900	*	EPIX Pharmaceuticals, Inc	2,310	4,620	6,930
1,200	2,682	3,882	*	First Horizon Pharmaceutical Corp	23,844	53,291	77,135
9,135	7,598	16,733	*	Forest Laboratories, Inc	355,991	296,094	652,085
5,201	4,247	9,448	*	Genzyme Corp	372,600	304,255	676,855
500	860	1,360	*	Geron Corp	5,135	8,832	13,967
8,914	7,606	16,520	*	Gilead Sciences, Inc	434,647	370,869	805,516
17,300	16,314	33,614		Gillette Co	1,006,860	949,475	1,956,335
300	68	368		H.B. Fuller Co	9,324	2,113	11,437
1,100	866	1,966	*	Hi-Tech Pharmacal Co, Inc	33,088	26,049	59,137
1,305	1,487	2,792	*	Human Genome Sciences, Inc	17,735	20,208	37,943
300	959	1,259	*	Idexx Laboratories, Inc	20,064	64,138	84,202
754	600	1,354	*	Immucor, Inc	20,690	16,464	37,154
800	1,778	2,578	*	Immunogen, Inc	5,872	13,051	18,923
1,712	1,329	3,041	*	Inspire Pharmaceuticals, Inc	13,011	10,100	23,111
100	179	279	*	InterMune, Inc	1,655	2,962	4,617
1,657	1,545	3,202	*	Inverness Medical Innovations, Inc	43,960	40,989	84,949

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
700	700	1,400	*	Invitrogen Corp	52,661	52,661	105,322
7,800	6,947	14,747	*	King Pharmaceuticals, Inc	119,964	106,845	226,809
800	713	1,513	*	Kos Pharmaceuticals, Inc	53,544	47,721	101,265
1,850	1,050	2,900	*	KV Pharmaceutical Co (Class A)	32,875	18,659	51,534
800	800	1,600		Lubrizol Corp	34,664	34,664	69,328
1,096	1,700	2,796		Mannatech, Inc	12,988	20,145	33,133
800	725	1,525	*	Martek Biosciences Corp	28,104	25,469	53,573
830	1,010	1,840	*	Medarex, Inc	7,902	9,615	17,517
1,900	1,712	3,612		Medicis Pharmaceutical Corp (Class A)	61,864	55,743	117,607
4,141	3,755	7,896	*	Medimmune, Inc	139,345	126,356	265,701
47,442	42,048	89,490		Merck & Co, Inc	1,290,897	1,144,126	2,435,023
600	688	1,288	*	MGI Pharma, Inc	13,986	16,037	30,023
4,400	2,869	7,269	*	Millennium Pharmaceuticals, Inc	41,052	26,768	67,820
10,525	7,894	18,419		Mylan Laboratories, Inc	202,712	152,039	354,751
400	—	400	*	Myogen, Inc	9,400	—	9,400
1,200	573	1,773	*	Nabi Biopharmaceuticals	15,720	7,506	23,226
2,675	1,484	4,159	*	Nastech Pharmaceutical Co, Inc	37,824	20,984	58,808
2,157	2,519	4,676		Natures Sunshine Products, Inc	50,129	58,542	108,671
400	700	1,100	*	NBTY, Inc	9,400	16,450	25,850
200	—	200	*	Neurocrine Biosciences, Inc	9,838	—	9,838
200	3,100	3,300	*	NitroMed, Inc	3,600	55,800	59,400
300	400	700	*	Northfield Laboratories, Inc	3,870	5,160	9,030
2,329	1,937	4,266	*	Noven Pharmaceuticals, Inc	32,606	27,118	59,724
100	100	200	*	NPS Pharmaceuticals, Inc	1,011	1,011	2,022
800	700	1,500	*	Nuvelo, Inc	7,680	6,720	14,400
100	319	419	*	OraSure Technologies, Inc	943	3,008	3,951
643	468	1,111	*	OSI Pharmaceuticals, Inc	18,801	13,684	32,485
5,070	3,549	8,619	*	Pain Therapeutics, Inc	31,890	22,323	54,213
1,200	900	2,100	*	Par Pharmaceutical Cos, Inc	31,944	23,958	55,902
2,000	2,010	4,010	*	Penwest Pharmaceuticals Co	35,060	35,235	70,295
4,967	4,379	9,346		Perrigo Co	71,078	62,663	133,741
1,400	1,200	2,600	*	Pharmion Corp	30,534	26,172	56,706
1,000	924	1,924	*	Pozen, Inc	10,990	10,155	21,145
10,400	10,418	20,818		Praxair, Inc	498,472	499,335	997,807
42,102	39,151	81,253		Procter & Gamble Co	2,503,385	2,327,918	4,831,303
600	937	1,537	*	Progenics Pharmaceuticals, Inc	14,226	22,216	36,442
800	592	1,392	*	Protein Design Labs, Inc	22,400	16,576	38,976
1,526	1,417	2,943	*	Renovis, Inc	20,647	19,172	39,819
7,300	6,083	13,383		Rohm & Haas Co	300,249	250,194	550,443
2,500	2,600	5,100		RPM International, Inc	46,000	47,840	93,840
1,305	1,668	2,973	*	Salix Pharmaceuticals Ltd	27,731	35,445	63,176
1,600	1,190	2,790	*	Sepracor, Inc	94,384	70,198	164,582
280	—	280	*	Serologicals Corp	6,317	—	6,317
1,400	1,606	3,006		Sigma-Aldrich Corp	89,684	102,880	192,564

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
5,723	5,629	11,352	*	StemCells, Inc	31,591	31,072	62,663
887	1,211	2,098	*	SuperGen, Inc	5,588	7,629	13,217
300	530	830	*	Tanox, Inc	4,395	7,765	12,160
—	235	235	*	United Therapeutics Corp	—	16,403	16,403
608	600	1,208	*	USANA Health Sciences, Inc	29,002	28,620	57,622
1,400	2,200	3,600		Valspar Corp	31,304	49,192	80,496
1,527	719	2,246	*	Vertex Pharmaceuticals, Inc	34,128	16,070	50,198
4,300	3,548	7,848	*	Watson Pharmaceuticals, Inc	157,423	129,892	287,315
1,903	1,700	3,603	*	Zymogenetics, Inc	31,400	28,050	59,450
				TOTAL CHEMICALS AND ALLIED PRODUCTS	13,667,938	12,341,615	26,009,553
			COMMUNICATIONS—5.21%
200	400	600		Adtran, Inc	6,300	12,600	18,900
6,000	4,949	10,949		Alltel Corp	390,660	322,229	712,889
2,600	1,200	3,800	*	American Tower Corp (Class A)	64,870	29,940	94,810
11,836	12,600	24,436		AT&T Corp	234,353	249,480	483,833
6,160	5,628	11,788	*	Avaya, Inc	63,448	57,968	121,416
35,400	31,232	66,632		BellSouth Corp	931,020	821,402	1,752,422
800	500	1,300		Citizens Communications Co	10,840	6,775	17,615
38,372	31,665	70,037	*	Comcast Corp (Class A)	1,127,369	930,318	2,057,687
4,600	6,583	11,183	*	Comcast Corp (Special Class A)	132,388	189,459	321,847
924	—	924	*	Dobson Communications Corp (Class A)	7,096	—	7,096
500	600	1,100	*	Foundry Networks, Inc	6,350	7,620	13,970
7,181	5,830	13,011	*	IAC/InterActiveCorp	182,038	147,791	329,829
—	300	300	*	j2 Global Communications, Inc		12,126	12,126
7,562	6,274	13,836	*	Liberty Global, Inc	204,779	169,900	374,679
102,956	90,008	192,964	*	Liberty Media Corp (Class A)	828,796	724,564	1,553,360
1,600	1,200	2,800	*	NCR Corp	51,056	38,292	89,348
—	200	200	*	NII Holdings, Inc (Class B)		16,890	16,890
1,238	748	1,986	*	Novatel Wireless, Inc	17,914	10,824	28,738
971	400	1,371	*	NTL, Inc	64,863	26,720	91,583
62,500	58,348	120,848		SBC Communications, Inc	1,498,125	1,398,602	2,896,727
42,411	36,589	79,000		Sprint Nextel Corp	1,008,534	870,086	1,878,620
350	—	350	*	Terremark Worldwide, Inc	1,536	—	1,536
2,193	1,807	4,000	*	TiVo, Inc	12,040	9,920	21,960
2,800	2,361	5,161	*	Univision Communications, Inc (Class A)	74,284	62,637	136,921
50,731	45,876	96,607		Verizon Communications, Inc	1,658,396	1,499,686	3,158,082
100	142	242	*	West Corp	3,739	5,309	9,048
2,538	2,269	4,807	*	XM Satellite Radio Holdings, Inc	91,140	81,480	172,620
				TOTAL COMMUNICATIONS	8,671,934	7,702,618	16,374,552
			DEPOSITORY INSTITUTIONS—9.06%
8,800	7,893	16,693		AmSouth Bancorp	222,288	199,377	421,665
15,800	13,707	29,507		BB&T Corp	616,990	535,258	1,152,248
4,100	3,769	7,869		Comerica, Inc	241,490	221,994	463,484

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
300	—	300		Compass Bancshares, Inc	13,749	—	13,749
15,083	14,158	29,241		Fifth Third Bancorp	553,999	520,023	1,074,022
1,200	1,200	2,400		First Horizon National Corp	43,620	43,620	87,240
1,100	1,100	2,200		Fremont General Corp	24,013	24,013	48,026
6,100	5,888	11,988		Golden West Financial Corp	362,279	349,688	711,967
1,500	—	1,500		Hibernia Corp (Class A)	45,060	—	45,060
300	391	691		IndyMac Bancorp, Inc	11,874	15,476	27,350
70,120	63,418	133,538		JPMorgan Chase & Co	2,379,172	2,151,773	4,530,945
12,600	10,572	23,172		Keycorp	406,350	340,947	747,297
1,500	1,500	3,000		M&T Bank Corp	158,565	158,565	317,130
3,700	2,900	6,600		Marshall & Ilsley Corp	160,987	126,179	287,166
11,000	8,365	19,365		Mellon Financial Corp	351,670	267,429	619,099
19,984	17,880	37,864		National City Corp	668,265	597,907	1,266,172
3,133	2,400	5,533		New York Community Bancorp, Inc	51,381	39,360	90,741
9,932	8,802	18,734		North Fork Bancorporation, Inc	253,266	224,451	477,717
2,700	2,481	5,181		Northern Trust Corp	136,485	125,415	261,900
8,200	6,964	15,164		PNC Financial Services Group, Inc	475,764	404,051	879,815
3,300	2,000	5,300		Popular, Inc	79,926	48,440	128,366
15,032	13,354	28,386		Regions Financial Corp	467,796	415,576	883,372
2,600	2,898	5,498		Sovereign Bancorp, Inc	57,304	63,872	121,176
7,400	6,999	14,399		State Street Corp	362,008	342,391	704,399
10,200	9,054	19,254		SunTrust Banks, Inc	708,390	628,800	1,337,190
5,600	3,086	8,686		Synovus Financial Corp	155,232	85,544	240,776
196	—	196		TD Banknorth, Inc	5,907	—	5,907
1,700	1,300	3,000		UnionBanCal Corp	118,524	90,636	209,160
47,100	43,458	90,558		US Bancorp	1,322,568	1,220,301	2,542,869
34,929	31,749	66,678		Wachovia Corp	1,662,271	1,510,935	3,173,206
24,500	22,876	47,376		Washington Mutual, Inc	960,890	897,197	1,858,087
33,600	29,949	63,549		Wells Fargo & Co	1,967,952	1,754,113	3,722,065
				TOTAL DEPOSITORY INSTITUTIONS	15,046,035	13,403,331	28,449,366
			EATING AND DRINKING PLACES—0.94%
4,900	3,200	8,100		AFC Enterprises	56,546	36,928	93,474
450	300	750		Applebees International, Inc	9,311	6,207	15,518
800	—	800		Bob Evans Farms, Inc	18,168	—	18,168
2,350	1,540	3,890		Darden Restaurants, Inc	71,369	46,770	118,139
39,574	33,263	72,837		McDonald’s Corp	1,325,333	1,113,978	2,439,311
800	761	1,561		Outback Steakhouse, Inc	29,280	27,853	57,133
—	1,000	1,000	*	Ryan’s Restaurant Group, Inc	—	11,670	11,670
2,200	2,097	4,297	*	Wendy’s International, Inc	99,330	94,679	194,009
				TOTAL EATING AND DRINKING PLACES	1,609,337	1,338,085	2,947,422

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			EDUCATIONAL SERVICES—0.02%
900	810	1,710	*	Career Education Corp	32,004	28,804	60,808
49	—	49	*	Laureate Education, Inc	2,400	—	2,400
				TOTAL EDUCATIONAL SERVICES	34,404	28,804	63,208
			ELECTRIC, GAS, AND SANITARY SERVICES—5.55%
15,695	14,983	30,678	*	AES Corp	257,869	246,171	504,040
7,300	5,396	12,696		AGL Resources, Inc	270,903	200,246	471,149
3,033	4,733	7,766		Allete, Inc	138,942	216,819	355,761
375	—	375		Aqua America, Inc	14,258	—	14,258
15,876	16,527	32,403	*	Aquila, Inc	62,869	65,447	128,316
5,900	4,900	10,800		Atmos Energy Corp	166,675	138,425	305,100
9,833	7,885	17,718		Avista Corp	190,760	152,969	343,729
6,500	5,292	11,792		Black Hills Corp	281,905	229,514	511,419
800	1,000	1,800		Cascade Natural Gas Corp	17,416	21,770	39,186
811	1,015	1,826	*	Casella Waste Systems, Inc (Class A)	10,648	13,327	23,975
9,007	7,801	16,808		Cleco Corp	212,385	183,948	396,333
1,600	600	2,200		Connecticut Water Service, Inc	39,552	14,832	54,384
2,300	2,013	4,313		Crosstex Energy, Inc	147,108	128,751	275,859
15,300	11,914	27,214		DPL, Inc	425,340	331,209	756,549
10,600	9,786	20,386		Empire District Electric Co	242,422	223,805	466,227
3,200	1,600	4,800		Energen Corp	138,432	69,216	207,648
719	500	1,219		EnergySouth, Inc	19,837	13,795	33,632
11,900	9,710	21,610		Hawaiian Electric Industries, Inc	331,772	270,715	602,487
9,900	8,150	18,050		Idacorp, Inc	298,287	245,559	543,846
11,300	9,834	21,134		KeySpan Corp	415,614	361,695	777,309
8,700	9,370	18,070		Kinder Morgan, Inc	836,592	901,019	1,737,611
700	700	1,400		Markwest Hydrocarbon, Inc	17,500	17,500	35,000
1,521	1,000	2,521		Metal Management, Inc	38,557	25,350	63,907
3,624	2,828	6,452		MGE Energy, Inc	132,312	103,250	235,562
9,100	6,391	15,491		National Fuel Gas Co	311,220	218,572	529,792
200	300	500		New Jersey Resources Corp	9,196	13,794	22,990
800	1,262	2,062		Nicor, Inc	33,624	53,042	86,666
25,219	22,778	47,997		NiSource, Inc	611,561	552,367	1,163,928
18,700	18,469	37,169		OGE Energy Corp	525,470	518,979	1,044,449
5,222	4,614	9,836		Otter Tail Corp	161,569	142,757	304,326
3,200	2,275	5,475		Peoples Energy Corp	126,016	89,590	215,606
22,800	20,484	43,284		Pepco Holdings, Inc	530,556	476,663	1,007,219
1,000	800	1,800		Piedmont Natural Gas Co, Inc	25,170	20,136	45,306
21,200	18,359	39,559		Puget Energy, Inc	497,776	431,069	928,845
5,200	4,400	9,600		Questar Corp	458,224	387,728	845,952
1,390	897	2,287		Resource America, Inc (Class A)	24,645	15,904	40,549
7,622	8,094	15,716	*	Sierra Pacific Resources	113,187	120,196	233,383
—	600	600		SJW Corp	—	28,968	28,968

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
900	—	900		South Jersey Industries, Inc	26,226	—	26,226
2,226	34	2,260	*	Southern Union Co	57,364	893	58,257
3,900	1,800	5,700		UGI Corp	109,785	50,670	160,455
4,627	6,163	10,790		Unisource Energy Corp	153,801	204,858	358,659
2,550	2,441	4,991	*	Waste Connections, Inc	89,454	85,630	175,084
4,300	4,014	8,314		Western Gas Resources, Inc	220,289	205,637	425,926
3,600	1,200	4,800		WGL Holdings, Inc	115,668	38,556	154,224
15,181	12,640	27,821		Williams Cos, Inc	380,284	316,632	696,916
				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,289,040	8,147,973	17,437,013
			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.73%
885	1,726	2,611	*	ADC Telecommunications, Inc	20,231	39,456	59,687
4,000	3,298	7,298	*	Advanced Micro Devices, Inc	100,800	83,110	183,910
840	1,000	1,840	*	Agere Systems, Inc	8,744	10,410	19,154
3,500	2,400	5,900	*	Altera Corp	66,885	45,864	112,749
2,793	1,700	4,493		American Power Conversion Corp	72,339	44,030	116,369
300	3,954	4,254		Ametek, Inc	12,891	169,903	182,794
800	86	886	*	Amkor Technology, Inc	3,504	377	3,881
4,900	4,700	9,600		Analog Devices, Inc	181,986	174,558	356,544
1,287	1,100	2,387	*	Andrew Corp	14,350	12,265	26,615
440	671	1,111	*	Arris Group, Inc	5,218	7,958	13,176
953	2,200	3,153	*	Artesyn Technologies, Inc	8,863	20,460	29,323
500	961	1,461		Baldor Electric Co	12,675	24,361	37,036
3,265	2,375	5,640	*	Broadcom Corp (Class A)	153,161	111,411	264,572
1,915	498	2,413	*	Broadwing Corp	9,556	2,485	12,041
462	821	1,283	*	C-COR, Inc	3,119	5,542	8,661
10,300	6,601	16,901	*	Ciena Corp	27,192	17,427	44,619
91,374	81,891	173,265	*	Cisco Systems, Inc	1,638,336	1,468,306	3,106,642
1,800	1,015	2,815	*	Comverse Technology, Inc	47,286	26,664	73,950
3,100	2,081	5,181	*	Conexant Systems, Inc	5,549	3,725	9,274
100	—	100	*	Cree, Inc	2,502	—	2,502
100	—	100	*	Cypress Semiconductor Corp	1,505	—	1,505
2,941	2,030	4,971	*	Ditech Communications Corp	19,822	13,682	33,504
3,918	3,124	7,042	*	Emcore Corp	23,978	19,119	43,097
15,900	13,878	29,778		Emerson Electric Co	1,141,620	996,440	2,138,060
50	168	218	*	EndWave Corp	645	2,167	2,812
400	500	900	*	Energizer Holdings, Inc	22,680	28,350	51,030
560	877	1,437	*	Evergreen Solar, Inc	5,225	8,182	13,407
1,000	1,273	2,273	*	Finisar Corp	1,370	1,744	3,114
5,100	4,500	9,600	*	Freescale Semiconductor, Inc (Class B)	120,258	106,110	226,368
—	259	259	*	FuelCell Energy, Inc		2,841	2,841
300	300	600	*	Greatbatch, Inc	8,232	8,232	16,464
1,100	900	2,000		Harman International Industries, Inc	112,497	92,043	204,540
1,543	1,024	2,567	*	Harmonic, Inc	8,980	5,960	14,940

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
94,800	85,800	180,600		Intel Corp	2,336,820	2,114,970	4,451,790
500	500	1,000	*	Interdigital Communications Corp	9,820	9,820	19,640
100	—	100	*	International Rectifier Corp	4,508	—	4,508
500	600	1,100		Intersil Corp (Class A)	10,890	13,068	23,958
726	683	1,409	*	InterVoice, Inc	6,541	6,154	12,695
497	576	1,073	*	Kemet Corp	4,165	4,827	8,992
395	136	531		Lincoln Electric Holdings, Inc	15,563	5,358	20,921
355	286	641		LSI Industries, Inc	6,745	5,434	12,179
4,400	3,500	7,900	*	LSI Logic Corp	43,340	34,475	77,815
71,111	61,559	132,670	*	Lucent Technologies, Inc	231,111	200,067	431,178
4,200	4,029	8,229		Maxim Integrated Products, Inc	179,130	171,837	350,967
3,652	3,888	7,540	*	McData Corp (Class A)	19,137	20,373	39,510
1,200	1,000	2,200	*	MEMC Electronic Materials, Inc	27,348	22,790	50,138
1,100	1,000	2,100		Microchip Technology, Inc	33,132	30,120	63,252
8,247	7,432	15,679	*	Micron Technology, Inc	109,685	98,846	208,531
—	2,897	2,897	*	Microtune, Inc	—	18,048	18,048
3,454	2,935	6,389		Molex, Inc	92,153	78,306	170,459
39,500	40,047	79,547		Motorola, Inc	872,555	884,638	1,757,193
8,476	5,840	14,316	*	MRV Communications, Inc	18,054	12,439	30,493
3,200	2,902	6,102		National Semiconductor Corp	84,160	76,323	160,483
3,800	3,611	7,411	*	Network Appliance, Inc	90,212	85,725	175,937
800	903	1,703	*	Novellus Systems, Inc	20,064	22,647	42,711
1,200	1,037	2,237	*	Nvidia Corp	41,136	35,548	76,684
—	403	403	*	Openwave Systems, Inc	—	7,246	7,246
4,957	6,239	11,196	*	Optical Communication Products, Inc	9,319	11,729	21,048
900	—	900		Park Electrochemical Corp	23,985	—	23,985
—	183	183	*	PLX Technology, Inc	—	1,526	1,526
500	—	500	*	PMC—Sierra, Inc	4,405	—	4,405
300	200	500	*	Polycom, Inc	4,851	3,234	8,085
1,461	1,027	2,488	*	Power-One, Inc	8,094	5,690	13,784
600	—	600	*	Powerwave Technologies, Inc	7,794	—	7,794
700	300	1,000	*	QLogic Corp	23,940	10,260	34,200
27,524	22,900	50,424		Qualcomm, Inc	1,231,699	1,024,775	2,256,474
6,593	4,396	10,989	*	Quantum Fuel Systems Technologies Worldwide, Inc	27,031	18,024	45,055
600	300	900	*	Rambus, Inc	7,260	3,630	10,890
500	—	500	*	RF Micro Devices, Inc	2,825	—	2,825
2,200	1,664	3,864		Scientific-Atlanta, Inc	82,522	62,417	144,939
767	—	767	*	Silicon Storage Technology, Inc	4,127	—	4,127
17,739	16,762	34,501	*	Sirius Satellite Radio, Inc	116,190	109,791	225,981
600	—	600	*	Skyworks Solutions, Inc	4,212	—	4,212
—	900	900		Technitrol, Inc	—	13,788	13,788
2,200	2,441	4,641		Teleflex, Inc	155,100	172,091	327,191
6,317	5,790	12,107	*	Tellabs, Inc	66,455	60,911	127,366
4,100	2,027	6,127	*	Terayon Communication Systems, Inc	15,990	7,905	23,895

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
27,300	24,474	51,774		Texas Instruments, Inc	925,470	829,669	1,755,139
886	1,538	2,424	*	Thomas & Betts Corp	30,487	52,923	83,410
5,771	5,867	11,638	*	Transwitch Corp	9,926	10,091	20,017
1,000	2,132	3,132	*	Utstarcom, Inc	8,170	17,418	25,588
1,475	600	2,075	*	Vishay Intertechnology, Inc	17,626	7,170	24,796
—	1,600	1,600	*	Vitesse Semiconductor Corp	—	3,008	3,008
7,600	6,100	13,700	*	Westell Technologies, Inc	27,664	22,204	49,868
300	—	300		Whirlpool Corp	22,731	—	22,731
4,100	3,700	7,800		Xilinx, Inc	114,185	103,045	217,230
1,900	3,425	5,325	*	Zhone Technologies, Inc	4,959	8,939	13,898
92	—	92	*	Zoltek Cos, Inc	1,210	—	1,210
				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,076,495	10,072,479	21,148,974
			ENGINEERING AND MANAGEMENT SERVICES—0.53%
700	900	1,600	*	Amylin Pharmaceuticals, Inc	24,353	31,311	55,664
600	575	1,175	*	Antigenics, Inc	3,252	3,116	6,368
1,200	1,251	2,451	*	Applera Corp (Celera Genomics Group)	14,556	15,175	29,731
793	436	1,229	*	Ariad Pharmaceuticals, Inc	5,892	3,239	9,131
2,300	2,292	4,592	*	BearingPoint, Inc	17,457	17,396	34,853
200	—	200		Corporate Executive Board Co	15,596	—	15,596
2,538	2,385	4,923	*	CuraGen Corp	12,563	11,806	24,369
100	232	332	*	CV Therapeutics, Inc	2,675	6,206	8,881
1,300	1,086	2,386	*	deCODE genetics, Inc	10,907	9,112	20,019
—	480	480	*	Digitas, Inc	—	5,453	5,453
200	200	400	*	Gen-Probe, Inc	9,890	9,890	19,780
34	39	73	*	Hewitt Associates, Inc	927	1,064	1,991
500	504	1,004	*	ICOS Corp	13,810	13,920	27,730
2,093	2,197	4,290	*	Incyte Corp	9,837	10,326	20,163
2,704	2,102	4,806	*	Isis Pharmaceuticals, Inc	13,655	10,615	24,270
570	1,827	2,397	*	Lexicon Genetics, Inc	2,269	7,271	9,540
—	800	800	*	Lifecell Corp	—	17,304	17,304
500	918	1,418	*	Luminex Corp	5,020	9,217	14,237
5,600	5,142	10,742		Moody’s Corp	286,048	262,653	548,701
300	817	1,117	*	Neopharm, Inc	3,720	10,131	13,851
9,500	7,620	17,120		Paychex, Inc	352,260	282,550	634,810
600	200	800	*	Pharmaceutical Product Development, Inc	34,506	11,502	46,008
1,000	—	1,000	*	PRG-Schultz International, Inc	3,010	—	3,010
969	608	1,577	*	Regeneron Pharmaceuticals, Inc	9,196	5,770	14,966
—	1,804	1,804	*	Savient Pharmaceuticals, Inc	—	6,801	6,801
1,600	1,449	3,049	*	Seattle Genetics, Inc	8,400	7,607	16,007
600	—	600	*	Sourcecorp	12,864	—	12,864
—	19	19	*	Symyx Technologies, Inc	—	496	496

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
200	—	200	*	Telik, Inc	3,272	—	3,272
900	590	1,490	*	Trimeris, Inc	13,806	9,051	22,857
				TOTAL ENGINEERING AND MANAGEMENT SERVICES	889,741	778,982	1,668,723
			FABRICATED METAL PRODUCTS—0.69%
—	400	400		Ameron International Corp	—	18,560	18,560
3,678	2,846	6,524		Commercial Metals Co	124,096	96,024	220,120
1,166	1,072	2,238		Dynamic Materials Corp	51,187	47,061	98,248
1,500	800	2,300	*	Global Power Equipment Group, Inc	10,695	5,704	16,399
700	500	1,200		Gulf Island Fabrication, Inc	20,125	14,375	34,500
10,200	9,001	19,201		Illinois Tool Works, Inc	839,766	741,052	1,580,818
600	—	600	*	Jacuzzi Brands, Inc	4,836	—	4,836
1,200	800	2,000		Silgan Holdings, Inc	39,912	26,608	66,520
900	900	1,800		Snap-On, Inc	32,508	32,508	65,016
1,200	483	1,683		Valmont Industries, Inc	35,232	14,181	49,413
				TOTAL FABRICATED METAL PRODUCTS	1,158,357	996,073	2,154,430
			FOOD AND KINDRED PRODUCTS—3.37%
5,600	4,503	10,103		Campbell Soup Co	166,600	133,964	300,564
43,900	38,755	82,655		Coca-Cola Co	1,896,041	1,673,828	3,569,869
4,600	4,159	8,759		Coca-Cola Enterprises, Inc	89,700	81,101	170,801
7,700	6,864	14,564		General Mills, Inc	371,140	330,845	701,985
9,900	10,308	20,208		H.J. Heinz Co	361,746	376,654	738,400
3,200	2,564	5,764		Hershey Co	180,192	144,379	324,571
7,900	7,064	14,964		Kellogg Co	364,427	325,862	690,289
500	600	1,100		Pepsi Bottling Group, Inc	14,275	17,130	31,405
32,600	30,474	63,074		PepsiCo, Inc	1,848,746	1,728,181	3,576,927
3,900	2,980	6,880		Wrigley (Wm.) Jr Co	280,332	214,202	494,534
				TOTAL FOOD AND KINDRED PRODUCTS	5,573,199	5,026,146	10,599,345
			FOOD STORES—0.67%
9,200	8,883	18,083		Albertson’s, Inc	235,980	227,849	463,829
16	—	16		Arden Group, Inc (Class A)	1,204	—	1,204
14,200	13,165	27,365	*	Kroger Co	292,378	271,067	563,445
3,200	800	4,000	*	Pathmark Stores, Inc	36,064	9,016	45,080
8,837	7,390	16,227	*	Starbucks Corp	442,734	370,239	812,973
1,000	700	1,700		Whole Foods Market, Inc	134,450	94,115	228,565
				TOTAL FOOD STORES	1,142,810	972,286	2,115,096
			FURNITURE AND FIXTURES—0.76%
10,800	10,600	21,400	*	BE Aerospace, Inc	178,956	175,642	354,598
2,200	2,630	4,830		Hillenbrand Industries, Inc	103,510	123,741	227,251
7,000	6,894	13,894		Johnson Controls, Inc	434,350	427,773	862,123
4,400	3,585	7,985		Leggett & Platt, Inc	88,880	72,417	161,297

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
11,700	11,128	22,828		Masco Corp	358,956	341,407	700,363
2,100	1,863	3,963		Newell Rubbermaid, Inc	47,565	42,197	89,762
				TOTAL FURNITURE AND FIXTURES	1,212,217	1,183,177	2,395,394
			FURNITURE AND HOMEFURNISHINGS STORES—0.28%
3,500	3,153	6,653	*	Bed Bath & Beyond, Inc	140,630	126,688	267,318
5,400	5,751	11,151		Best Buy Co, Inc	235,062	250,341	485,403
1,553	1,379	2,932		Circuit City Stores, Inc	26,650	23,664	50,314
1,100	971	2,071		RadioShack Corp	27,280	24,081	51,361
2,048	—	2,048	*	Restoration Hardware, Inc	12,943	—	12,943
300	76	376	*	Williams-Sonoma, Inc	11,505	2,915	14,420
				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	454,070	427,689	881,759
			GENERAL BUILDING CONTRACTORS—0.58%
—	121	121	*	Avatar Holdings, Inc	—	7,168	7,168
400	500	900		Beazer Homes USA, Inc	23,468	29,335	52,803
2,300	1,824	4,124		Centex Corp	148,534	117,794	266,328
4,733	5,769	10,502		DR Horton, Inc	171,429	208,953	380,382
1,500	1,200	2,700		KB Home	109,800	87,840	197,640
2,500	2,240	4,740		Lennar Corp (Class A)	149,400	133,862	283,262
60	64	124		Lennar Corp (Class B)	3,325	3,546	6,871
400	—	400		MDC Holdings, Inc	31,556	—	31,556
4,200	3,396	7,596		Pulte Homes, Inc	180,264	145,756	326,020
700	400	1,100		Ryland Group, Inc	47,894	27,368	75,262
600	400	1,000		Standard-Pacific Corp	24,906	16,604	41,510
2,000	1,600	3,600	*	Toll Brothers, Inc	89,340	71,472	160,812
				TOTAL GENERAL BUILDING CONTRACTORS	979,916	849,698	1,829,614
			GENERAL MERCHANDISE STORES—1.20%
600	300	900	*	99 Cents Only Stores	5,550	2,775	8,325
400	331	731	*	Big Lots, Inc	4,396	3,638	8,034
—	41	41	*	BJ’s Wholesale Club, Inc	—	1,140	1,140
—	700	700		Bon-Ton Stores, Inc	—	13,594	13,594
10,874	9,898	20,772		Costco Wholesale Corp	468,561	426,505	895,066
3,200	2,008	5,208		Dollar General Corp	58,688	36,827	95,515
2,100	2,221	4,321		Family Dollar Stores, Inc	41,727	44,131	85,858
5,100	4,491	9,591		JC Penney Co, Inc	241,842	212,963	454,805
600	700	1,300		Neiman Marcus Group, Inc (Class A)	59,970	69,965	129,935
600	1,400	2,000	*	Retail Ventures, Inc	6,588	15,372	21,960
1,600	1,945	3,545	*	Saks, Inc	29,600	35,982	65,582
—	800	800	*	ShopKo Stores, Inc		20,416	20,416
16,600	14,778	31,378		Target Corp	862,038	767,422	1,629,460
9,400	7,954	17,354		TJX Cos, Inc	192,512	162,898	355,410
				TOTAL GENERAL MERCHANDISE STORES	1,971,472	1,813,628	3,785,100

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			HEALTH SERVICES—0.75%
100	—	100	*	Apria Healthcare Group, Inc	3,191	—	3,191
300	—	300	*	Bio-Reference Labs, Inc	5,187	—	5,187
7,167	6,289	13,456	*	Caremark Rx, Inc	357,848	314,010	671,858
100	—	100	*	Covance, Inc	4,799	—	4,799
1,294	1,278	2,572	*	Coventry Health Care, Inc	111,310	109,934	221,244
1,050	600	1,650	*	DaVita, Inc	48,374	27,642	76,016
100	207	307	*	Edwards Lifesciences Corp	4,441	9,193	13,634
1,400	1,462	2,862	*	Express Scripts, Inc	87,080	90,936	178,016
—	800	800	*	Gentiva Health Services, Inc	—	14,496	14,496
3,400	3,541	6,941		Health Management Associates, Inc (Class A)	79,798	83,107	162,905
—	104	104		Hooper Holmes, Inc	—	409	409
1,300	1,000	2,300	*	Laboratory Corp of America Holdings	63,323	48,710	112,033
162	34	196	*	LifePoint Hospitals, Inc	7,084	1,487	8,571
800	885	1,685	*	Lincare Holdings, Inc	32,840	36,329	69,169
900	1,241	2,141		Manor Care, Inc	34,569	47,667	82,236
4,850	3,937	8,787	*	Medco Health Solutions, Inc	265,926	215,866	481,792
1,700	2,557	4,257	*	Nektar Therapeutics	28,815	43,341	72,156
13,000	8,429	21,429	*	OCA, Inc	19,500	12,644	32,144
300	967	1,267		Option Care, Inc	4,392	14,157	18,549
762	465	1,227	*	Specialty Laboratories, Inc	10,081	6,152	16,233
200	798	998	*	Triad Hospitals, Inc	9,054	36,125	45,179
300	483	783		Universal Health Services, Inc (Class B)	14,289	23,005	37,294
800	200	1,000	*	VistaCare, Inc (Class A)	11,576	2,894	14,470
				TOTAL HEALTH SERVICES	1,203,477	1,138,104	2,341,581
			HOLDING AND OTHER INVESTMENT OFFICES—2.51%
8,590	7,424	16,014		Allied Capital Corp	245,932	212,549	458,481
300	884	1,184		AMB Property Corp	13,470	39,692	53,162
1,600	2,200	3,800		American Financial Realty Trust	22,720	31,240	53,960
2,900	2,400	5,300		Annaly Mortgage Management, Inc	37,555	31,080	68,635
6,858	7,391	14,249		Archstone-Smith Trust	273,428	294,679	568,107
1,100	1,147	2,247		AvalonBay Communities, Inc	94,270	98,298	192,568
—	1,400	1,400		Bedford Property Investors	—	33,376	33,376
1,700	900	2,600		Bimini Mortgage Management, Inc (Class A)	19,210	10,170	29,380
2,600	2,085	4,685		Boston Properties, Inc	184,340	147,827	332,167
200	—	200		CarrAmerica Realty Corp	7,190	—	7,190
1,781	1,100	2,881		Cherokee, Inc	62,299	38,478	100,777
1,000	1,632	2,632		Crescent Real Estate Equities Co	20,510	33,472	53,982
1,600	200	1,800		Developers Diversified Realty Corp	74,720	9,340	84,060
3,424	2,210	5,634		Duke Realty Corp	116,005	74,875	190,880
15,900	15,389	31,289		Equity Office Properties Trust	520,089	503,374	1,023,463
10,113	9,262	19,375		Equity Residential	382,777	350,567	733,344
200	—	200	*	FelCor Lodging Trust, Inc	3,030	—	3,030

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
—	1,000	1,000		First Industrial Realty Trust, Inc	—	40,050	40,050
1,100	2,700	3,800		Friedman Billings Ramsey Group, Inc	11,209	27,513	38,722
3,770	2,980	6,750		General Growth Properties, Inc	169,386	133,891	303,277
800	700	1,500		Harris & Harris Group, Inc	8,880	7,770	16,650
1,000	200	1,200		Health Care Property Investors, Inc	26,990	5,398	32,388
200	—	200		Highwoods Properties, Inc	5,902	—	5,902
1,200	800	2,000		Hospitality Properties Trust	51,432	34,288	85,720
6,200	5,200	11,400		Host Marriott Corp	104,780	87,880	192,660
—	1,500	1,500		HRPT Properties Trust	—	18,615	18,615
2,500	2,429	4,929		iStar Financial, Inc	101,075	98,204	199,279
5,900	4,000	9,900		Kimco Realty Corp	185,378	125,680	311,058
200	—	200		Liberty Property Trust	8,508	—	8,508
10,600	11,800	22,400		Luminent Mortgage Capital, Inc	80,030	89,090	169,120
700	—	700	*	MeriStar Hospitality Corp	6,391	—	6,391
1,400	4,200	5,600		MFA Mortgage Investments, Inc	8,582	25,746	34,328
6,265	4,900	11,165		New Plan Excel Realty Trust	143,782	112,455	256,237
—	1,400	1,400		Origen Financial, Inc	—	10,598	10,598
4,900	3,733	8,633		Prologis	217,119	165,409	382,528
2,438	2,182	4,620		Public Storage, Inc	163,346	146,194	309,540
6,400	5,337	11,737		Simon Property Group, Inc	474,368	395,578	869,946
3,500	3,003	6,503		Vornado Realty Trust	303,170	260,120	563,290
1,250	300	1,550		Weingarten Realty Investors	47,313	11,355	58,668
				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,195,186	3,704,851	7,900,037
			HOTELS AND OTHER LODGING PLACES—0.24%
2,400	2,000	4,400		Choice Hotels International, Inc	155,136	129,280	284,416
2,970	2,851	5,821	*	Gaylord Entertainment Co	141,520	135,850	277,370
4,100	2,700	6,800	*	Great Wolf Resorts, Inc	42,394	27,918	70,312
—	1,200	1,200	*	Lodgian, Inc	—	12,300	12,300
2,600	2,256	4,856		Marcus Corp	52,104	45,210	97,314
				TOTAL HOTELS AND OTHER LODGING PLACES	391,154	350,558	741,712
			INDUSTRIAL MACHINERY AND EQUIPMENT—6.45%
20,900	18,366	39,266		3M Co	1,533,224	1,347,330	2,880,554
2,800	3,000	5,800	*	AGCO Corp	50,960	54,600	105,560
300	800	1,100		Alamo Group, Inc	5,946	15,856	21,802
4,100	3,700	7,800		American Standard Cos, Inc	190,855	172,235	363,090
10,994	9,236	20,230	*	Apple Computer, Inc	589,388	495,142	1,084,530
28,948	26,168	55,116		Applied Materials, Inc	490,958	443,809	934,767
979	700	1,679	*	Astec Industries, Inc	27,794	19,873	47,667
1,400	1,347	2,747		Black & Decker Corp	114,926	110,575	225,501
1,100	1,714	2,814	*	Brocade Communications Systems, Inc	4,488	6,993	11,481
194	375	569	*	Brooks Automation, Inc	2,586	4,999	7,585
—	300	300		Carlisle Cos, Inc	—	19,071	19,071
300	333	633		CDW Corp	17,676	19,620	37,296

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
—	490	490	*	Cirrus Logic, Inc	—	3,719	3,719
900	900	1,800	*	Cooper Cameron Corp	66,537	66,537	133,074
1,100	834	1,934		Cummins, Inc	96,789	73,384	170,173
9,000	7,667	16,667		Deere & Co	550,800	469,220	1,020,020
34,900	32,950	67,850	*	Dell, Inc	1,193,580	1,126,890	2,320,470
200	—	200		Donaldson Co, Inc	6,106	—	6,106
500	—	500	*	Dril-Quip, Inc	24,000	—	24,000
35,300	31,342	66,642	*	EMC Corp	456,782	405,565	862,347
400	441	841	*	Emulex Corp	8,084	8,913	16,997
857	1,200	2,057	*	Entegris, Inc	9,684	13,560	23,244
—	233	233	*	Extreme Networks, Inc	—	1,037	1,037
200	—	200	*	FMC Technologies, Inc	8,422	—	8,422
1,200	843	2,043	*	Gehl Co	33,444	23,494	56,938
300	696	996		Graco, Inc	10,284	23,859	34,143
2,200	2,598	4,798	*	Grant Prideco, Inc	89,430	105,609	195,039
44,088	42,347	86,435		Hewlett-Packard Co	1,287,370	1,236,532	2,523,902
300	200	500	*	Hydril	20,592	13,728	34,320
27,531	23,431	50,962		International Business Machines Corp	2,208,537	1,879,635	4,088,172
2,441	1,207	3,648	*	Jabil Circuit, Inc	75,476	37,320	112,796
600	600	1,200	*	Lam Research Corp	18,282	18,282	36,564
1,100	1,319	2,419	*	Lexmark International, Inc	67,155	80,525	147,680
810	800	1,610		Lufkin Industries, Inc	35,275	34,840	70,115
1,900	1,800	3,700	*	Maxtor Corp	8,360	7,920	16,280
1,200	992	2,192		Modine Manufacturing Co	44,016	36,387	80,403
3,888	3,787	7,675	*	National Oilwell Varco, Inc	255,830	249,185	505,015
600	976	1,576		Nordson Corp	22,818	37,117	59,935
1,100	700	1,800	*	Oil States International, Inc	39,941	25,417	65,358
1,200	1,700	2,900		Pall Corp	33,000	46,750	79,750
926	719	1,645	*	Palm, Inc	26,234	20,369	46,603
2,064	1,300	3,364		Pentair, Inc	75,336	47,450	122,786
5,500	5,142	10,642		Pitney Bowes, Inc	229,570	214,627	444,197
800	300	1,100	*	Quantum Corp	2,472	927	3,399
1,900	1,200	3,100	*	SanDisk Corp	91,675	57,900	149,575
400	—	400		Sauer-Danfoss, Inc	8,000	—	8,000
172	224	396	*	ScanSoft, Inc	917	1,194	2,111
2,031	2,459	4,490	*	Semitool, Inc	16,146	19,549	35,695
5,400	4,484	9,884		Smith International, Inc	179,874	149,362	329,236
11,469	12,505	23,974	*	Solectron Corp	44,844	48,895	93,739
1,300	948	2,248		SPX Corp	59,735	43,561	103,296
1,700	1,800	3,500		Stanley Works	79,356	84,024	163,380
2,153	2,500	4,653		Tennant Co	88,230	102,450	190,680
769	650	1,419	*	TurboChef Technologies, Inc	11,989	10,134	22,123
300	152	452	*	UNOVA, Inc	10,494	5,317	15,811
1,200	1,070	2,270	*	Varian Medical Systems, Inc	47,412	42,276	89,688

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
800	485	1,285	*	Western Digital Corp	10,344	6,271	16,615
150	—	150	*	Zebra Technologies Corp (Class A)	5,864	—	5,864
				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,687,887	9,589,834	20,277,721
			INSTRUMENTS AND RELATED PRODUCTS—5.80%
600	567	1,167	*	Advanced Medical Optics, Inc	22,770	21,518	44,288
727	600	1,327	*	Affymetrix, Inc	33,609	27,738	61,347
500	497	997	*	Align Technology, Inc	3,360	3,340	6,700
3,900	4,555	8,455	*	Allergan, Inc	357,318	417,329	774,647
100	300	400		Analogic Corp	5,041	15,123	20,164
5,300	4,300	9,600		Applera Corp (Applied Biosystems Group)	123,172	99,932	223,104
2,100	1,592	3,692		Bard (C.R.), Inc	138,663	105,120	243,783
700	483	1,183		Bausch & Lomb, Inc	56,476	38,968	95,444
15,148	15,531	30,679		Baxter International, Inc	603,951	619,221	1,223,172
600	522	1,122		Beckman Coulter, Inc	32,388	28,178	60,566
7,200	5,735	12,935		Becton Dickinson & Co	377,496	300,686	678,182
5,074	4,506	9,580		Biomet, Inc	176,119	156,403	332,522
908	623	1,531	*	Biosite, Inc	56,169	38,539	94,708
12,800	11,408	24,208	*	Boston Scientific Corp	299,136	266,605	565,741
638	864	1,502	*	Bruker BioSciences Corp	2,794	3,784	6,578
400	681	1,081	*	Credence Systems Corp	3,192	5,434	8,626
1,091	1,306	2,397		Dentsply International, Inc	58,936	70,550	129,486
100	500	600	*	DJ Orthopedics, Inc	2,894	14,470	17,364
400	400	800	*	FARO Technologies, Inc	7,796	7,796	15,592
1,680	1,508	3,188	*	Fisher Scientific International, Inc	104,244	93,571	197,815
6,850	5,053	11,903		Guidant Corp	471,897	348,101	819,998
700	—	700	*	Illumina, Inc	8,967	—	8,967
531	543	1,074	*	Input/Output, Inc	4,237	4,333	8,570
400	300	700	*	Intuitive Surgical, Inc	29,316	21,987	51,303
1,300	2,380	3,680	*	Ista Pharmaceuticals, Inc	8,632	15,803	24,435
57,239	52,022	109,261		Johnson & Johnson	3,622,084	3,291,952	6,914,036
1,900	1,735	3,635		Kla-Tencor Corp	92,644	84,599	177,243
800	—	800	*	Lexar Media, Inc	5,120	—	5,120
2,835	1,652	4,487	*	LTX Corp	11,964	6,971	18,935
26,800	23,476	50,276		Medtronic, Inc	1,437,016	1,258,783	2,695,799
200	395	595	*	Millipore Corp	12,578	24,842	37,420
847	305	1,152	*	MKS Instruments, Inc	14,594	5,255	19,849
4,067	3,265	7,332	*	Nanogen, Inc	13,055	10,481	23,536
551	596	1,147		Oakley, Inc	9,554	10,335	19,889
1,200	2,064	3,264		PerkinElmer, Inc	24,444	42,044	66,488
6,400	5,180	11,580	*	St. Jude Medical, Inc	299,520	242,424	541,944
7,300	6,392	13,692		Stryker Corp	360,839	315,957	676,796
100	100	200	*	Techne Corp	5,698	5,698	11,396
700	800	1,500		Tektronix, Inc	17,661	20,184	37,845

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
2,400	1,850	4,250	*	Thermo Electron Corp	74,160	57,165	131,325
500	1,349	1,849	*	TriPath Imaging, Inc	3,530	9,524	13,054
1,600	1,247	2,847	*	Waters Corp	66,560	51,875	118,435
14,100	11,987	26,087	*	Xerox Corp	192,465	163,623	356,088
5,200	4,186	9,386	*	Zimmer Holdings, Inc	358,228	288,374	646,602
				TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,610,287	8,614,615	18,224,902
			INSURANCE AGENTS, BROKERS AND SERVICE—0.72%
400	320	720		Brown & Brown, Inc	19,876	15,901	35,777
4,100	3,500	7,600		Crawford & Co (Class B)	32,103	27,405	59,508
3,200	2,464	5,664		Gallagher (Arthur J.) & Co	92,192	70,988	163,180
7,400	7,196	14,596		Hartford Financial Services Group, Inc	571,058	555,315	1,126,373
12,600	15,798	28,398		Marsh & McLennan Cos, Inc	382,914	480,101	863,015
				TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,098,143	1,149,710	2,247,853
			INSURANCE CARRIERS—6.63%
5,800	5,400	11,200		Aetna, Inc	499,612	465,156	964,768
10,900	10,294	21,194		Aflac, Inc	493,770	466,318	960,088
1,900	1,400	3,300		Ambac Financial Group, Inc	136,914	100,884	237,798
37,400	33,923	71,323		American International Group, Inc	2,317,304	2,101,869	4,419,173
6,100	5,598	11,698		Chubb Corp	546,255	501,301	1,047,556
2,300	2,291	4,591		Cigna Corp	271,078	270,017	541,095
7,735	6,976	14,711		Cincinnati Financial Corp	324,019	292,225	616,244
100	737	837		Erie Indemnity Co (Class A)	5,275	38,877	44,152
4,452	3,695	8,147		Fidelity National Financial, Inc	198,203	164,501	362,704
1,000	500	1,500		First American Corp	45,670	22,835	68,505
900	1,822	2,722	*	Health Net, Inc	42,588	86,217	128,805
2,000	2,323	4,323	*	Humana, Inc	95,760	111,225	206,985
3,700	2,899	6,599		Jefferson-Pilot Corp	189,329	148,342	337,671
5,700	5,097	10,797		Lincoln National Corp	296,514	265,146	561,660
2,400	1,993	4,393		MBIA, Inc	145,488	120,816	266,304
1,100	1,105	2,205		MGIC Investment Corp	70,620	70,941	141,561
1,000	600	1,600	*	Pacificare Health Systems, Inc	79,780	47,868	127,648
700	900	1,600		Phoenix Cos, Inc	8,540	10,980	19,520
34	—	34	*	PMA Capital Corp (Class A)	299	—	299
8,500	8,128	16,628		Principal Financial Group	402,645	385,023	787,668
4,820	4,633	9,453		Progressive Corp	504,991	485,399	990,390
13,300	12,259	25,559		Prudential Financial, Inc	898,548	828,218	1,726,766
4,872	3,993	8,865		Safeco Corp	260,067	213,146	473,213
18,347	16,754	35,101		St. Paul Travelers Cos, Inc	823,230	751,752	1,574,982
23,690	20,722	44,412		UnitedHealth Group, Inc	1,331,378	1,164,576	2,495,954
6,200	3,963	10,163		UnumProvident Corp	127,100	81,242	208,342
1,000	400	1,400		W.R. Berkley Corp	39,480	15,792	55,272
10,136	9,234	19,370	*	WellPoint, Inc	768,512	700,122	1,468,634
				TOTAL INSURANCE CARRIERS	10,922,969	9,910,788	20,833,757

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			LEATHER AND LEATHER PRODUCTS—0.15%
7,048	6,376	13,424	*	Coach, Inc	221,025	199,951	420,976
800	1,800	2,600		Weyco Group, Inc	15,600	35,100	50,700
				TOTAL LEATHER AND LEATHER PRODUCTS	236,625	235,051	471,676
			LOCAL AND INTERURBAN PASSENGER TRANSIT—0.01%
1,100	700	1,800		Laidlaw International, Inc	26,587	16,919	43,506
				TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26,587	16,919	43,506
			LUMBER AND WOOD PRODUCTS—0.01%
700	1,474	2,174	*	Champion Enterprises, Inc	10,346	21,786	32,132
				TOTAL LUMBER AND WOOD PRODUCTS	10,346	21,786	32,132
			METAL MINING—0.19%
986	1,852	2,838		Cleveland-Cliffs, Inc	85,890	161,328	247,218
6,662	5,859	12,521		Royal Gold, Inc	179,008	157,431	336,439
				TOTAL METAL MINING	264,898	318,759	583,657
			MISCELLANEOUS MANUFACTURING INDUSTRIES—0.20%
1,486	1,009	2,495		Callaway Golf Co	22,424	15,226	37,650
—	108	108		Charles & Colvard Ltd	—	2,696	2,696
800	—	800	*	K2, Inc	9,120	—	9,120
1,600	200	1,800	*	Leapfrog Enterprises, Inc	23,632	2,954	26,586
2,150	900	3,050		Marine Products Corp	23,714	9,927	33,641
14,510	11,734	26,244		Mattel, Inc	242,027	195,723	437,750
300	161	461		Nautilus, Inc	6,621	3,553	10,174
1,997	1,783	3,780		Russ Berrie & Co, Inc	28,198	25,176	53,374
110	87	197	*	Steinway Musical Instruments, Inc	2,898	2,292	5,190
				TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	358,634	257,547	616,181
			MISCELLANEOUS RETAIL—1.21%
4,948	4,695	9,643	*	Amazon.com, Inc	224,144	212,684	436,828
13,800	12,618	26,418		CVS Corp	400,338	366,048	766,386
567	702	1,269	*	Dollar Tree Stores, Inc	12,276	15,198	27,474
676	—	676	*	Drugstore.com, Inc	2,501	—	2,501
404	1,626	2,030	*	GSI Commerce, Inc	8,040	32,357	40,397
700	956	1,656		Michaels Stores, Inc	23,142	31,605	54,747
3,488	2,560	6,048	*	Office Depot, Inc	103,594	76,032	179,626
130	—	130	*	Overstock.com, Inc	4,985	—	4,985
984	451	1,435		Petsmart, Inc	21,432	9,823	31,255
12,838	10,834	23,672		Staples, Inc	273,706	230,981	504,687
700	694	1,394		Tiffany & Co	27,839	27,600	55,439
19,200	16,790	35,990		Walgreen Co	834,240	729,526	1,563,766
1,816	2,462	4,278		World Fuel Services Corp	58,929	79,892	138,821
				TOTAL MISCELLANEOUS RETAIL	1,995,166	1,811,746	3,806,912

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			MOTION PICTURES—1.67%
2,400	2,000	4,400		Carmike Cinemas, Inc	55,056	45,880	100,936
6,335	5,940	12,275	*	Discovery Holding Co (Class A)	91,477	85,774	177,251
1,000	522	1,522		Regal Entertainment Group (Class A)	20,040	10,461	30,501
81,929	75,462	157,391		Time Warner, Inc	1,483,734	1,366,617	2,850,351
46,100	39,958	86,058		Walt Disney Co	1,112,393	964,186	2,076,579
				TOTAL MOTION PICTURES	2,762,700	2,472,918	5,235,618
			NONDEPOSITORY INSTITUTIONS—3.76%
440	1,014	1,454		Advanta Corp (Class A)	11,466	26,425	37,891
200	—	200		Advanta Corp (Class B)	5,646	—	5,646
3,740	3,168	6,908		American Capital Strategies Ltd	137,108	116,139	253,247
26,100	24,153	50,253		American Express Co	1,499,184	1,387,348	2,886,532
1,900	1,700	3,600	*	AmeriCredit Corp	45,353	40,579	85,932
1,500	2,220	3,720		Beverly Hills Bancorp, Inc	15,390	22,777	38,167
5,900	4,633	10,533		Capital One Financial Corp	469,168	368,416	837,584
600	700	1,300	*	CapitalSource, Inc	13,080	15,260	28,340
1,100	—	1,100		CharterMac	22,550	—	22,550
5,810	5,480	11,290		CIT Group, Inc	262,496	247,586	510,082
331	—	331	*	CompuCredit Corp	14,703	—	14,703
11,774	10,717	22,491		Countrywide Financial Corp	388,307	353,447	741,754
3,200	3,100	6,300		Doral Financial Corp	41,824	40,517	82,341
20,115	17,733	37,848		Fannie Mae	901,554	794,793	1,696,347
700	—	700		Federal Agricultural Mortgage Corp (Class C)	17,038	—	17,038
1,000	300	1,300		First Marblehead Corp	25,400	7,620	33,020
17,200	15,680	32,880		Freddie Mac	971,112	885,293	1,856,405
29,450	21,872	51,322		MBNA Corp	725,648	538,926	1,264,574
4,400	3,700	8,100		MCG Capital Corp	74,228	62,419	136,647
6,100	4,948	11,048	*	Providian Financial Corp	107,848	87,481	195,329
10,800	9,005	19,805		SLM Corp	579,312	483,028	1,062,340
				TOTAL NONDEPOSITORY INSTITUTIONS	6,328,415	5,478,054	11,806,469
			NONMETALLIC MINERALS, EXCEPT FUELS—0.18%
3,000	2,751	5,751		AMCOL International Corp	57,210	52,462	109,672
750	600	1,350		Florida Rock Industries, Inc	48,067	38,454	86,521
2,600	2,397	4,997		Vulcan Materials Co	192,946	177,881	370,827
				TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	298,223	268,797	567,020
			OIL AND GAS EXTRACTION—5.28%
9,800	9,361	19,161		Anadarko Petroleum Corp	938,350	896,316	1,834,666
12,094	11,934	24,028		Apache Corp	909,711	897,675	1,807,386
825	532	1,357	*	Atlas America, Inc	40,301	25,988	66,289
1,257	959	2,216	*	ATP Oil & Gas Corp	41,280	31,494	72,774
900	500	1,400		Berry Petroleum Co (Class A)	60,021	33,345	93,366
1,800	1,950	3,750		Cabot Oil & Gas Corp (Class A)	90,918	98,494	189,412

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
2,500	2,100	4,600	*	Callon Petroleum Co	52,325	43,953	96,278
1,100	—	1,100	*	Carrizo Oil & Gas, Inc	32,230	—	32,230
881	1,600	2,481	*	Cheniere Energy, Inc	36,438	66,176	102,614
9,174	8,796	17,970		Chesapeake Energy Corp	350,906	336,447	687,353
2,577	1,509	4,086	*	Cimarex Energy Co	116,815	68,403	185,218
709	394	1,103	*	Clayton Williams Energy, Inc	30,629	17,021	47,650
1,500	888	2,388	*	Comstock Resources, Inc	49,215	29,135	78,350
700	500	1,200	*	Delta Petroleum Corp	14,560	10,400	24,960
2,900	3,065	5,965	*	Denbury Resources, Inc	146,276	154,599	300,875
16,486	14,834	31,320		Devon Energy Corp	1,131,599	1,018,206	2,149,805
1,400	2,000	3,400	*	Edge Petroleum Corp	36,946	52,780	89,726
1,800	600	2,400	*	Encore Acquisition Co	69,930	23,310	93,240
1,200	1,136	2,336	*	Energy Partners Ltd	37,464	35,466	72,930
6,100	6,117	12,217		ENSCO International, Inc	284,199	284,991	569,190
5,800	10,966	16,766		Equitable Resources, Inc	226,548	428,332	654,880
2,100	1,943	4,043	*	Forest Oil Corp	109,410	101,230	210,640
1,600	1,300	2,900	*	FX Energy, Inc	19,152	15,561	34,713
2,037	—	2,037	*	Gasco Energy, Inc	13,546	—	13,546
3,700	2,700	6,400	*	Global Industries Ltd	54,538	39,798	94,336
1,000	700	1,700	*	Goodrich Petroleum Corp	23,470	16,429	39,899
5,300	4,100	9,400	*	Grey Wolf, Inc	44,679	34,563	79,242
2,361	1,998	4,359	*	Harvest Natural Resources, Inc	25,334	21,438	46,772
2,100	2,299	4,399		Helmerich & Payne, Inc	126,819	138,837	265,656
1,700	1,800	3,500	*	Houston Exploration Co	114,325	121,050	235,375
1,409	2,445	3,854	*	KCS Energy, Inc	38,790	67,311	106,101
3,033	5,179	8,212	*	Meridian Resource Corp	12,648	21,596	34,244
4,800	4,196	8,996	*	Newfield Exploration Co	235,680	206,024	441,704
7,300	5,862	13,162		Noble Energy, Inc	342,370	274,928	617,298
2,250	2,200	4,450	*	Parallel Petroleum Corp	31,500	30,800	62,300
4,062	6,152	10,214	*	PetroHawk Energy Corp	58,533	88,650	147,183
200	200	400	*	Petroleum Development Corp	7,668	7,668	15,336
1,493	3,147	4,640	*	Petroquest Energy, Inc	15,587	32,855	48,442
6,169	5,316	11,485		Pioneer Natural Resources Co	338,801	291,955	630,756
2,735	2,609	5,344	*	Plains Exploration & Production Co	117,113	111,717	228,830
3,700	2,997	6,697		Pogo Producing Co	218,078	176,643	394,721
4,100	3,552	7,652	*	Pride International, Inc	116,891	101,268	218,159
3,000	2,550	5,550	*	Quicksilver Resources, Inc	143,370	121,864	265,234
2,500	2,403	4,903		Range Resources Corp	96,525	92,780	189,305
1,200	800	2,000	*	Remington Oil & Gas Corp	49,800	33,200	83,000
2,100	1,757	3,857		Rowan Cos, Inc	74,529	62,356	136,885
2,600	2,000	4,600		St. Mary Land & Exploration Co	95,160	73,200	168,360
2,300	2,055	4,355	*	Stone Energy Corp	140,392	125,437	265,829
800	1,641	2,441	*	Swift Energy Co	36,600	75,076	111,676
3,500	2,600	6,100		Tidewater, Inc	170,345	126,542	296,887

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
1,156	949	2,105	*	Toreador Resources Corp	40,922	33,595	74,517
9,793	8,181	17,974	*	Transmontaigne, Inc	78,246	65,366	143,612
491	146	637	*	Tri-Valley Corp	4,885	1,453	6,338
1,200	1,000	2,200	*	Unit Corp	66,336	55,280	121,616
—	1,100	1,100	*	Veritas DGC, Inc	—	40,282	40,282
3,300	3,200	6,500		Vintage Petroleum, Inc	150,678	146,112	296,790
2,100	—	2,100		W&T Offshore, Inc	68,103	—	68,103
1,000	700	1,700	*	Whiting Petroleum Corp	43,840	30,688	74,528
11,376	11,186	22,562		XTO Energy, Inc	515,560	506,950	1,022,510
				TOTAL OIL AND GAS EXTRACTION	8,536,884	8,043,033	16,579,917
			PAPER AND ALLIED PRODUCTS—0.83%
2,100	2,400	4,500		Bemis Co	51,870	59,280	111,150
2,200	1,600	3,800		Bowater, Inc	62,194	45,232	107,426
4,800	3,400	8,200	*	Buckeye Technologies, Inc	38,976	27,608	66,584
2,300	2,100	4,400		Chesapeake Corp	42,297	38,619	80,916
—	1,300	1,300		Glatfelter	—	18,317	18,317
9,700	9,300	19,000		Kimberly-Clark Corp	577,441	553,629	1,131,070
10,800	9,476	20,276		MeadWestvaco Corp	298,296	261,727	560,023
2,200	2,200	4,400		Packaging Corp of America	42,702	42,702	85,404
—	700	700		Potlatch Corp	0	36,484	36,484
1,600	1,300	2,900		Rock-Tenn Co (Class A)	24,160	19,630	43,790
3,200	3,271	6,471		Sonoco Products Co	87,392	89,331	176,723
2,600	2,422	5,022		Temple-Inland, Inc	106,210	98,939	205,149
				TOTAL PAPER AND ALLIED PRODUCTS	1,331,538	1,291,498	2,623,036
			PERSONAL SERVICES—0.01%
400	300	700	*	Weight Watchers International, Inc	20,632	15,474	36,106
				TOTAL PERSONAL SERVICES	20,632	15,474	36,106
			PETROLEUM AND COAL PRODUCTS—1.34%
9,200	8,016	17,216		EOG Resources, Inc	689,080	600,398	1,289,478
5,862	3,372	9,234		Frontier Oil Corp	259,980	149,548	409,528
1,300	1,200	2,500	*	Giant Industries, Inc	76,102	70,248	146,350
811	1,678	2,489	*	Headwaters, Inc	30,331	62,757	93,088
6,600	6,134	12,734		Sunoco, Inc	516,120	479,679	995,799
5,800	5,584	11,384		Valero Energy Corp	655,748	631,327	1,287,075
				TOTAL PETROLEUM AND COAL PRODUCTS	2,227,361	1,993,957	4,221,318
			PRIMARY METAL INDUSTRIES—1.12%
2,218	2,500	4,718	*	Aleris International, Inc	60,884	68,625	129,509
2,009	2,679	4,688	*	Century Aluminum Co	45,162	60,224	105,386
19,981	18,111	38,092	*	Corning, Inc	386,233	350,086	736,319
400	648	1,048	*	General Cable Corp	6,720	10,886	17,606
2,303	2,368	4,671		Gibraltar Industries, Inc	52,670	54,156	106,826
1,400	1,400	2,800		Hubbell, Inc (Class B)	65,702	65,702	131,404

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
900	1,123	2,023	*	Lone Star Technologies, Inc	50,031	62,428	112,459
2,000	1,852	3,852	*	Maverick Tube Corp	60,000	55,560	115,560
2,600	1,969	4,569		Mueller Industries, Inc	72,202	54,679	126,881
1,243	1,624	2,867	*	NS Group, Inc	48,788	63,742	112,530
6,900	5,340	12,240		Nucor Corp	407,031	315,007	722,038
900	1,050	1,950		Quanex Corp	59,598	69,531	129,129
1,272	1,548	2,820		Schnitzer Steel Industries, Inc (Class A)	41,429	50,418	91,847
2,512	2,830	5,342		Steel Dynamics, Inc	85,307	96,107	181,414
2,600	2,300	4,900		Steel Technologies, Inc	67,418	59,639	127,057
5,001	3,715	8,716	*	Superior Essex, Inc	90,068	66,907	156,975
3,983	3,180	7,163		Tredegar Corp	51,819	41,372	93,191
1,904	2,400	4,304	*	Wheeling-Pittsburgh Corp	31,854	40,152	72,006
6,800	5,188	11,988		Worthington Industries, Inc	143,004	109,104	252,108
				TOTAL PRIMARY METAL INDUSTRIES	1,825,920	1,694,325	3,520,245
			PRINTING AND PUBLISHING—1.00%
1,000	600	1,600	*	ACCO Brands Corp	28,220	16,932	45,152
1,100	400	1,500		Dex Media, Inc	30,569	11,116	41,685
600	919	1,519		Dow Jones & Co, Inc	22,914	35,097	58,011
300	608	908	*	Dun & Bradstreet Corp	19,761	40,049	59,810
2,800	1,590	4,390		EW Scripps Co	139,916	79,452	219,368
100	300	400		Harte-Hanks, Inc	2,643	7,929	10,572
12,100	10,870	22,970		McGraw-Hill Cos, Inc	581,284	522,195	1,103,479
2,800	2,796	5,596		New York Times Co (Class A)	83,300	83,181	166,481
—	200	200	*	Presstek, Inc	—	2,596	2,596
6,600	4,523	11,123		R.R. Donnelley & Sons Co	244,662	167,668	412,330
807	—	807		Standard Register Co	12,065	—	12,065
10,600	8,751	19,351		Tribune Co	359,234	296,571	655,805
—	137	137	*	Valassis Communications, Inc	—	5,340	5,340
200	218	418		Washington Post Co (Class B)	160,500	174,945	335,445
				TOTAL PRINTING AND PUBLISHING	1,685,068	1,443,071	3,128,139
			RAILROAD TRANSPORTATION—0.45%
2,400	1,461	3,861	*	Kansas City Southern Industries, Inc	55,944	34,056	90,000
16,400	15,974	32,374		Norfolk Southern Corp	665,184	647,905	1,313,089
				TOTAL RAILROAD TRANSPORTATION	721,128	681,961	1,403,089
			REAL ESTATE—0.01%
2,796	2,380	5,176		Stewart Enterprises, Inc (Class A)	18,537	15,779	34,316
				TOTAL REAL ESTATE	18,537	15,779	34,316

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.05%
1,500	1,671	3,171		Cooper Tire & Rubber Co	22,905	25,516	48,421
1,300	595	1,895	*	Sealed Air Corp	61,698	28,239	89,937
400	169	569	*	Skechers U.S.A., Inc (Class A)	6,548	2,767	9,315
—	1,100	1,100		Spartech Corp	—	21,494	21,494
				TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	91,151	78,016	169,167
			SECURITY AND COMMODITY BROKERS—2.37%
600	790	1,390		A.G. Edwards. Inc	26,286	34,610	60,896
2,699	2,296	4,995	*	Ameritrade Holding Corp	57,975	49,318	107,293
22,500	19,686	42,186		Charles Schwab Corp	324,675	284,069	608,744
500	400	900		Chicago Mercantile Exchange Holdings, Inc	168,650	134,920	303,570
—	100	100		Eaton Vance Corp	—	2,482	2,482
—	796	796		Federated Investors, Inc (Class B)	—	26,451	26,451
5,800	4,636	10,436		Franklin Resources, Inc	486,968	389,239	876,207
8,863	8,036	16,899		Goldman Sachs Group, Inc	1,077,564	977,017	2,054,581
—	7,451	7,451		Instinet Group, Inc		37,031	37,031
200	—	200	*	Investment Technology Group, Inc	5,920	—	5,920
400	2,286	2,686		Janus Capital Group, Inc	5,780	33,033	38,813
1,850	1,396	3,246		Legg Mason, Inc	202,926	153,127	356,053
21,600	19,786	41,386		Merrill Lynch & Co, Inc	1,325,160	1,213,871	2,539,031
226	184	410	*	Piper Jaffray Cos	6,748	5,494	12,242
600	738	1,338		SEI Investments Co	22,548	27,734	50,282
3,500	2,163	5,663		T Rowe Price Group, Inc	228,550	141,244	369,794
				TOTAL SECURITY AND COMMODITY BROKERS	3,939,750	3,509,640	7,449,390
			SPECIAL TRADE CONTRACTORS—0.03%
500	1,404	1,904	*	Layne Christensen Co	11,775	33,064	44,839
2,322	1,802	4,124	*	Quanta Services, Inc	29,629	22,994	52,623
				TOTAL SPECIAL TRADE CONTRACTORS	41,404	56,058	97,462
			STONE, CLAY, AND GLASS PRODUCTS—0.05%
—	241	241		Apogee Enterprises, Inc	—	4,121	4,121
173	48	221	*	Cabot Microelectronics Corp	5,083	1,410	6,493
300	450	750		CARBO Ceramics, Inc	19,797	29,696	49,493
26	16	42		Eagle Materials, Inc	3,155	1,942	5,097
89	53	142		Eagle Materials, Inc (Class B)	10,297	6,132	16,429
2,652	2,542	5,194		Gentex Corp	46,145	44,231	90,376
				TOTAL STONE, CLAY, AND GLASS PRODUCTS	84,477	87,532	172,009
			TEXTILE MILL PRODUCTS—0.01%
—	648	648		Oxford Industries, Inc		29,238	29,238
				TOTAL TEXTILE MILL PRODUCTS	—	29,238	29,238

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			TRANSPORTATION BY AIR—0.61%
700	600	1,300	*	Airtran Holdings, Inc	8,862	7,596	16,458
700	900	1,600	*	Alaska Air Group, Inc	20,342	26,154	46,496
2,370	2,587	4,957	*	AMR Corp	26,497	28,923	55,420
2,600	2,183	4,783	*	Continental Airlines, Inc (Class B)	25,116	21,088	46,204
2,673	3,244	5,917	b,*	Delta Air Lines, Inc	2,005	2,433	4,438
500	400	900	*	ExpressJet Holdings, Inc	4,485	3,588	8,073
5,884	5,190	11,074		FedEx Corp	512,673	452,205	964,878
3,155	1,111	4,266	*	Frontier Airlines, Inc	30,856	10,866	41,722
1,050	975	2,025	*	JetBlue Airways Corp	18,480	17,160	35,640
2,884	1,832	4,716	*	Mesa Air Group, Inc	23,793	15,114	38,907
—	1,200	1,200	*	Pinnacle Airlines Corp	—	7,800	7,800
458	565	1,023		Skywest, Inc	12,283	15,153	27,436
21,900	18,839	40,739		Southwest Airlines Co	325,215	279,759	604,974
				TOTAL TRANSPORTATION BY AIR	1,010,607	887,839	1,898,446
			TRANSPORTATION EQUIPMENT—0.89%
500	—	500	*	Aftermarket Technology Corp	9,195	—	9,195
1,500	1,500	3,000		American Axle & Manufacturing Holdings, Inc	34,620	34,620	69,240
2,100	1,603	3,703		ArvinMeritor, Inc	35,112	26,802	61,914
3,100	2,860	5,960		Autoliv, Inc	134,850	124,410	259,260
2,341	1,937	4,278		Brunswick Corp	88,326	73,083	161,409
1,200	800	2,000		Coachmen Industries, Inc	13,788	9,192	22,980
5,500	5,323	10,823		Dana Corp	51,755	50,089	101,844
6,051	17,975	24,026		Delphi Corp	16,701	49,611	66,312
300	200	500		Federal Signal Corp	5,127	3,418	8,545
1,500	1,100	2,600	*	Fleetwood Enterprises, Inc	18,450	13,530	31,980
7,500	6,330	13,830		Genuine Parts Co	321,750	271,557	593,307
828	553	1,381		Greenbrier Cos, Inc	27,523	18,382	45,905
7,700	7,076	14,776		Harley-Davidson, Inc	372,988	342,761	715,749
2,100	1,727	3,827		Harsco Corp	137,697	113,239	250,936
900	800	1,700		JLG Industries, Inc	32,931	29,272	62,203
690	700	1,390		Noble International Ltd	16,670	16,912	33,582
—	100	100	*	Pactiv Corp	—	1,752	1,752
3,200	2,033	5,233		Standard Motor Products, Inc	25,952	16,488	42,440
2,300	1,600	3,900		Superior Industries International, Inc	49,496	34,432	83,928
1,800	1,482	3,282	*	Tenneco Automotive, Inc	31,518	25,950	57,468
300	—	300		Thor Industries, Inc	10,200	—	10,200
400	2,300	2,700	*	TRW Automotive Holdings Corp	11,736	67,482	79,218
471	205	676		Wabash National Corp	9,260	4,030	13,290
500	—	500		Westinghouse Air Brake Technologies Corp	13,640	—	13,640
—	400	400		Winnebago Industries, Inc	—	11,588	11,588
				TOTAL TRANSPORTATION EQUIPMENT	1,469,285	1,338,600	2,807,885

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
			TRANSPORTATION SERVICES—0.09%
2,300	1,976	4,276		GATX Corp	90,965	78,151	169,116
650	283	933	*	RailAmerica, Inc	7,735	3,368	11,103
2,305	2,816	5,121		Sabre Holdings Corp	46,745	57,108	103,853
				TOTAL TRANSPORTATION SERVICES	145,445	138,627	284,072
			TRUCKING AND WAREHOUSING—0.62%
—	1,400	1,400	*	SIRVA, Inc	—	10,444	10,444
14,829	13,057	27,886		United Parcel Service, Inc (Class B)	1,025,129	902,630	1,927,759
				TOTAL TRUCKING AND WAREHOUSING	1,025,129	913,074	1,938,203
			WATER TRANSPORTATION—0.06%
1,600	1,000	2,600	*	Gulfmark Offshore, Inc	51,632	32,270	83,902
200	2,300	2,500	*	Hornbeck Offshore Services, Inc	7,326	84,249	91,575
				TOTAL WATER TRANSPORTATION	58,958	116,519	175,477
			WHOLESALE TRADE-DURABLE GOODS—0.63%
—	3,500	3,500		Adesa, Inc	—	77,350	77,350
5,400	5,200	10,600	*	Aviall, Inc	182,412	175,656	358,068
3,400	2,769	6,169		Barnes Group, Inc	121,924	99,296	221,220
1,200	998	2,198		BorgWarner, Inc	67,752	56,347	124,099
1,577	3,216	4,793	*	Castle (A.M.) & Co	27,598	56,280	83,878
380	496	876	*	Cytyc Corp	10,203	13,318	23,521
1,900	2,800	4,700		IKON Office Solutions, Inc	18,962	27,944	46,906
600	300	900	*	Ingram Micro, Inc (Class A)	11,124	5,562	16,686
1,000	782	1,782		Omnicare, Inc	56,230	43,972	100,202
1,500	1,196	2,696	*	Patterson Cos, Inc	60,045	47,876	107,921
2,100	2,192	4,292		Reliance Steel & Aluminum Co	111,153	116,023	227,176
4,300	3,830	8,130		Ryerson Tull, Inc	91,590	81,579	173,169
200	300	500	*	Strattec Security Corp	10,370	15,555	25,925
2,000	2,488	4,488	*	Sycamore Networks, Inc	7,540	9,380	16,920
200	—	200	*	Tech Data Corp	7,342	—	7,342
5,874	5,000	10,874	*	Visteon Corp	57,448	48,900	106,348
2,400	1,924	4,324		W.W. Grainger, Inc	151,008	121,058	272,066
				TOTAL WHOLESALE TRADE-DURABLE GOODS	992,701	996,096	1,988,797
			WHOLESALE TRADE-NONDURABLE GOODS—1.45%
500	1,290	1,790	*	Allscripts Healthcare Solutions, Inc	9,010	23,246	32,256
11,368	9,838	21,206		Cardinal Health, Inc	721,186	624,123	1,345,309
4,100	4,200	8,300	*	Endo Pharmaceuticals Holdings, Inc	109,347	112,014	221,361
—	700	700		Handleman Co	—	8,841	8,841
400	486	886	*	Henry Schein, Inc	17,048	20,713	37,761
8,400	7,164	15,564		McKesson Corp	398,580	339,932	738,512
—	300	300	*	Men’s Wearhouse, Inc	—	8,010	8,010
2,339	2,036	4,375	*	Metals USA, Inc	47,856	41,656	89,512
5,000	5,100	10,100		Nike, Inc (Class B)	408,400	416,568	824,968

Institutional Social Choice Fund Shares	Retail Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares			Institutional Social Choice Fund Value	Retail Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value
1,672	1,785	3,457	*	Priority Healthcare Corp (Class B)	46,582	49,730	96,312
500	101	601		Reebok International, Ltd	28,285	5,713	33,998
7,600	6,900	14,500		Safeway, Inc	194,560	176,640	371,200
1,700	202	1,902		Stride Rite Corp	21,794	2,590	24,384
600	—	600		Supervalu, Inc	18,672	—	18,672
12,000	10,194	22,194		Sysco Corp	376,440	319,786	696,226
				TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,397,760	2,149,562	4,547,322
				TOTAL COMMON STOCKS	164,772,012	148,605,167	313,377,179
				(Cost $286,213,987)
Principal
			SHORT-TERM INVESTMENTS—0.31%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.31%
$ 460,000	510,000	970,000		Federal Home Loan Bank (FHLB), 3.1800%, 10/03/05	460,000	510,000	970,000
				TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	460,000	510,000	970,000
				TOTAL SHORT-TERM INVESTMENTS	460,000	510,000	970,000
				(Cost $969,829)
				TOTAL PORTFOLIO—100.06%	165,232,012	149,115,167	314,347,179
				(Cost $287,183,816)
				OTHER ASSETS & LIABILITIES, NET—(0.06%)	114,616	(310,799)	(196,183)
				NET ASSETS—100.00%	$165,346,628	$148,804,368	$314,150,996
			*	Non-income producing
			b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Retail Social Choice Fund / Institutional Social Choice Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2005

	Retail Social Choice Fund	Institutional Social Choice Fund	Adjustments to Pro Forma	Institutional Social Choice Fund (new) Pro Forma (Combined)
ASSETS
Portfolio investments, at value	$149,115,167	$165,232,012	$—	$314,347,179
Cash	9,365	372	—	9,737
Cash-foreign	—	—	—	—
Receivable for securities transactions	524,959	152	—	525,111
Receivable from Fund shares sold	48,001	1,475,387	—	1,523,388
Dividends and interest receivable	141,596	157,616	—	299,212
Reclaims receivable	—	—	—	—
Total assets	149,839,088	166,865,539	—	316,704,627

LIABILITIES
Accrued expenses	34,818	54,902	—	89,720
Due to custodian	—	—	—	—
Payable for securities transactions	974,902	1,460,438	—	2,435,340
Payable for Fund shares redeemed	25,000	—	—	25,000
Income distribution payable	—	3,571	—	3,571
Total liabilities	1,034,720	1,518,911	—	2,553,631

Net Assets	$148,804,368	$165,346,628	$—	$314,150,996

Net Assets by Class:
Retirement Class	$—	$50,855,382	$—	$50,855,382
Institutional Class	$—	$114,491,246	$—	$114,491,246
Retail Class	$148,804,368	$—	$—	$148,804,368
	$148,804,368	$165,346,628	$—	$314,150,996

Shares Outstanding by Class:
Retirement Class	—	4,969,984	—	4,969,984
Institutional Class	—	11,302,928	—	11,302,928
Retail Class	15,554,744	—	(1,012,422)	14,542,322
	15,554,744	16,272,912	(1,012,422)	30,815,234

Net Asset Value per Share by Class:
Retirement Class	$—	$10.23	$—	$10.23
Institutional Class	$—	$10.13	$—	$10.13
Retail Class	$9.57	$—	$—	$10.23

Retail Social Choice Fund / Institutional Social Choice Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2005

	Retail Social Choice Fund	Institutional Social Choice Fund	Adjustments to Pro Forma	Institutional Social Choice Fund (new) Pro Forma (Combined)
Investment Income:
Interest	$4,736	$15,681	$—	$20,417
Dividends	2,428,632	2,745,858	—	5,174,490
Foreign taxes withheld	—	(77)	—	(77)
Total Income	2,433,368	2,761,462	—	5,194,830

Expenses
Investment management fees	340,514	56,576	3,972	401,062
Service Agreement Fees—Retirement Class	—	133,822	—	133,822
Service Agreement Fees—Institutional Class	—	20,414	—	20,414
Service Agreement Fees—Retail Class	—	—	—	—
Custody fees	—	12,475	13,369	25,844
Audit fees	—	7,486	13,369	20,855
Registration fees—Retirement Class	—	16,923	3,938	20,861
Registration fees—Institutional Class	—	19,640	10,215	29,855
Registration fees—Retail Class	—	—	12,585	12,585
Trustee fees and expenses	1,278	1,248	—	2,526
Interest	—	4,675	—	4,675
Total expenses before expense reimbursement	341,792	273,259	57,448	672,499
Less expenses reimbursed by the investment advisor	—	—	—	—
Net expenses	341,792	273,259	57,448	672,499
Net investment income	2,091,576	2,488,203	(57,448)	4,522,331

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	787,355	(1,728,050)	—	(940,695)
Futures transactions	—	—	—	—
Foreign currency transactions	—	—	—	—
Net realized gain/(loss) on investments	787,355	(1,728,050)	—	(940,695)

Change in unrealized appreciation/(depreciation) on:
Securities	14,236,263	17,542,015	—	31,778,278
Futures transactions	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—
Net change in unrealized appreciation/ (depreciation) of investments	14,236,263	17,542,015	—	31,778,278
Net realized and unrealized gain/(loss) on investments	15,023,618	15,813,965	—	30,837,583
Net Increase/(Decrease) in Net Assets Resulting From Operations	$17,115,194	$18,302,168	$(57,448)	35,359,914

RETAIL MONEY MARKET FUND/ INSTITUTIONAL MONEY MARKET FUND
PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2005

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
			SHORT-TERM INVESTMENTS—100.20%
			CERTIFICATES OF DEPOSIT—13.27%
$ —	$ 2,000,000	$ 2,000,000		Abbey National Plc	3.860	11/29/05	$—	$2,000,032	$2,000,032
5,000,000	3,000,000	8,000,000		ABN Amro Bank N.V.	3.650	10/21/05	5,000,028	3,000,017	8,000,045
3,000,000	2,575,000	5,575,000		ABN Amro Bank N.V.	3.830	11/28/05	3,000,048	2,575,041	5,575,089
—	4,620,000	4,620,000		American Express Centurion Bank	3.480	10/05/05	—	4,620,005	4,620,005
1,715,000	—	1,715,000		Canadian Imperial Bank of Commerce	3.540	10/17/05	1,715,000	—	1,715,000
—	1,000,000	1,000,000		Deutsche Bank	3.510	10/12/05	—	1,000,003	1,000,003
5,000,000	2,000,000	7,000,000		National City Corp	3.540	10/18/05	4,999,977	1,999,991	6,999,968
3,000,000	1,500,000	4,500,000		PNC Bank, NA	3.610	12/30/05	3,000,072	1,500,036	4,500,108
4,990,000	3,120,000	8,110,000		Rabobank	3.880	12/02/05	4,990,000	3,120,000	8,110,000
5,000,000	5,000,000	10,000,000		Regions Bank (Alabama)	3.710	11/08/05	5,000,000	5,000,000	10,000,000
2,000,000	—	2,000,000		Royal Bank of Canada	3.796	11/29/05	2,000,036	—	2,000,036
8,000,000	—	8,000,000		Royal Bank of Canada	3.660	11/08/05	8,000,084	—	8,000,084
3,000,000	—	3,000,000		Royal Bank of Canada	3.925	12/27/05	3,000,108	—	3,000,108
5,000,000	4,135,000	9,135,000		Societe Generale	3.860	12/27/05	5,000,000	4,135,000	9,135,000
5,000,000	3,000,000	8,000,000		Toronto Dominion Bank	3.460	11/28/05	5,000,000	3,000,000	8,000,000
3,765,000	—	3,765,000		Toronto Dominion Bank	4.000	02/27/06	3,765,000	—	3,765,000
9,000,000	—	9,000,000		Wells Fargo	3.750	10/31/05	8,999,927	—	8,999,927
3,765,000	4,405,000	8,170,000		Wells Fargo	3.650	10/14/05	3,765,000	4,405,000	8,170,000
1,890,000	1,830,000	3,720,000		Wells Fargo	3.690	10/24/05	1,890,000	1,830,000	3,720,000
				TOTAL CERTIFICATES OF DEPOSIT			69,125,280	38,185,125	107,310,405
			COMMERICAL PAPER—83.26%
5,000,000	1,000,000	6,000,000		ABN Amro North America Finance, Inc	3.525	10/20/05	4,990,698	998,140	5,988,838
3,349,000	—	3,349,000		American Honda Finance Corp	3.560	10/04/05	3,348,006	—	3,348,006
2,775,000	1,535,000	4,310,000		American Honda Finance Corp	3.640	10/18/05	2,770,221	1,532,354	4,302,575
8,385,000	3,300,000	11,685,000		American Honda Finance Corp	3.590	10/19/05	8,369,949	3,294,076	11,664,025
3,205,000	2,015,000	5,220,000		American Honda Finance Corp	3.680	10/28/05	3,196,154	2,009,439	5,205,593
3,780,000	1,000,000	4,780,000		Barclays U.S. Funding Corp	3.500	10/03/05	3,779,263	999,806	4,779,069
1,500,000	—	1,500,000		Barclays U.S. Funding Corp	3.670	10/19/05	1,497,248	—	1,497,248
1,440,000	2,000,000	3,440,000		Barclays U.S. Funding Corp	3.850	12/14/05	1,428,604	1,984,172	3,412,776
3,300,000	2,000,000	5,300,000		Barclays U.S. Funding Corp	3.700	12/27/05	3,270,493	1,982,117	5,252,610
1,365,000	—	1,365,000	c	Beta Finance, Inc	3.570	10/21/05	1,362,232	—	1,362,232
—	1,905,000	1,905,000	c	Beta Finance, Inc	3.780	10/31/05	—	1,898,999	1,898,999
5,000,000	3,000,000	8,000,000	c	Beta Finance, Inc	3.680	11/07/05	4,981,089	2,988,653	7,969,742
5,000,000	—	5,000,000	c	Beta Finance, Inc	3.740	11/23/05	4,972,469	—	4,972,469
—	1,000,000	1,000,000	c	Beta Finance, Inc	3.870	01/20/06	—	988,067	988,067
4,490,000	—	4,490,000		Canadian Imperial Holding, Inc	3.740	11/21/05	4,465,924	—	4,465,924
5,875,000	—	5,875,000		Canadian Wheat Board (The)	3.740	10/06/05	5,872,063	—	5,872,063

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
2,000,000	370,000	2,370,000	c	CC (USA), Inc	3.435	10/03/05	1,999,618	369,929	2,369,547
6,306,000	4,180,000	10,486,000	c	CC (USA), Inc	3.635	10/17/05	6,295,615	4,173,182	10,468,797
2,000,000	—	2,000,000	c	CC (USA), Inc	3.670	11/03/05	1,993,253	—	1,993,253
1,900,000	—	1,900,000	c	CC (USA), Inc	3.750	11/18/05	1,890,500	—	1,890,500
2,665,000	—	2,665,000	c	CC (USA), Inc	3.830	01/13/06	2,635,513	—	2,635,513
2,700,000	—	2,700,000	c	CC (USA), Inc	3.890	01/20/06	2,667,739	—	2,667,739
1,000,000	500,000	1,500,000	c	CC (USA), Inc	3.890	02/15/06	985,196	492,598	1,477,794
2,525,000	—	2,525,000	c	Ciesco Lp	3.670	10/20/05	2,520,109	—	2,520,109
10,000,000	—	10,000,000	c	Ciesco Lp	3.670	11/07/05	9,962,281	—	9,962,281
3,000,000	—	3,000,000	c	Ciesco Lp	3.800	11/10/05	2,987,333	—	2,987,333
1,125,000	—	1,125,000	c	Ciesco Lp	3.730	11/15/05	1,119,755	—	1,119,755
8,700,000	—	8,700,000		Citigroup Funding, Inc	3.670	10/24/05	8,679,601	—	8,679,601
5,500,000	—	5,500,000		Citigroup Funding, Inc	3.730	10/28/05	5,484,614	—	5,484,614
6,200,000	—	6,200,000		Citigroup Funding, Inc	3.700	11/14/05	6,171,962	—	6,171,962
1,450,000	—	1,450,000	c	Corporate Asset Funding Corp, Inc	3.600	10/12/05	1,448,396	—	1,448,396
10,660,000	4,705,000	15,365,000	c	Corporate Asset Funding Corp, Inc	3.620	10/13/05	10,647,120	4,699,323	15,346,443
5,000,000	—	5,000,000	c	Corporate Asset Funding Corp, Inc	3.640	10/27/05	4,986,856	—	4,986,856
2,900,000	—	2,900,000	c	Corporate Asset Funding Corp, Inc	3.800	11/14/05	2,886,567	—	2,886,567
—	2,200,000	2,200,000	c	Corporate Asset Funding Corp, Inc	3.790	11/15/05	—	2,189,767	2,189,767
4,500,000	—	4,500,000	c	Dorada Finance, Inc	3.720	10/14/05	4,494,313	—	4,494,313
—	1,540,000	1,540,000	c	Dorada Finance, Inc	3.720	11/15/05	—	1,532,878	1,532,878
2,980,000	—	2,980,000	c	Dorada Finance, Inc	3.700	11/10/05	2,967,583	—	2,967,583
6,810,000	—	6,810,000	c	Dorada Finance, Inc	3.740	11/22/05	6,773,211	—	6,773,211
2,000,000	1,000,000	3,000,000	c	Dorada Finance, Inc	3.410	11/23/05	1,989,959	994,980	2,984,939
2,000,000	2,000,000	4,000,000	c	Dorada Finance, Inc	3.900	01/23/06	1,975,300	1,975,300	3,950,600
4,000,000	—	4,000,000	c	Dorada Finance, Inc	3.980	01/30/06	3,946,491	—	3,946,491
2,600,000	2,755,000	5,355,000	c	Edison Asset Securitization, LLC	3.520	10/11/05	2,597,458	2,752,306	5,349,764
1,027,000	—	1,027,000	c	Edison Asset Securitization, LLC	3.640	10/17/05	1,025,366	—	1,025,366
2,540,000	—	2,540,000	c	Edison Asset Securitization, LLC	3.670	11/08/05	2,530,160	—	2,530,160
2,000,000	3,000,000	5,000,000	c	Edison Asset Securitization, LLC	3.710	11/17/05	1,990,313	2,985,469	4,975,782
3,000,000	—	3,000,000	c	Edison Asset Securitization, LLC	3.720	01/04/06	2,970,550	—	2,970,550
5,000,000	2,500,000	7,500,000		Fcar Owner Trust I	3.610	10/06/05	4,997,493	2,498,747	7,496,240
3,500,000	—	3,500,000		Fcar Owner Trust I	3.600	10/17/05	3,494,400	—	3,494,400
5,000,000	1,000,000	6,000,000		Fcar Owner Trust I	3.680	11/09/05	4,980,067	996,013	5,976,080
3,390,000	820,000	4,210,000		Fcar Owner Trust I	3.730	11/15/05	3,374,194	816,177	4,190,371
5,000,000	—	5,000,000		Fcar Owner Trust I	3.730	11/16/05	4,976,169	—	4,976,169
1,440,000	—	1,440,000	c	Gannett Co, Inc	3.770	10/19/05	1,437,286	—	1,437,286
5,200,000	3,000,000	8,200,000	c	Gannett Co, Inc	3.750	11/02/05	5,182,667	2,990,000	8,172,667
2,500,000	—	2,500,000		General Electric Capital Corp	3.280	10/11/05	2,497,722	—	2,497,722
7,000,000	—	7,000,000		General Electric Capital Corp	3.660	10/14/05	6,990,748	—	6,990,748
2,000,000	—	2,000,000		General Electric Capital Corp	3.680	10/18/05	1,996,524	—	1,996,524
6,000,000	2,000,000	8,000,000		General Electric Capital Corp	3.630	10/21/05	5,987,900	1,995,967	7,983,867
4,660,000	—	4,660,000		General Electric Capital Corp	3.780	11/04/05	4,643,364	—	4,643,364
—	3,000,000	3,000,000		General Electric Capital Corp	3.680	11/10/05	—	2,987,733	2,987,733

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
525,000	—	525,000		General Electric Capital Corp	3.940	01/26/06	518,277	—	518,277
—	2,000,000	2,000,000	c	Govco, Inc	3.520	10/11/05	—	1,998,044	1,998,044
6,755,000	—	6,755,000	c	Govco, Inc	3.500	10/12/05	6,747,787	—	6,747,787
7,810,000	2,930,000	10,740,000	c	Govco, Inc	3.570	10/25/05	7,791,412	2,923,027	10,714,439
3,875,000	—	3,875,000	c	Govco, Inc	3.660	11/09/05	3,859,636	—	3,859,636
1,800,000	1,900,000	3,700,000	c	Govco, Inc	3.790	12/12/05	1,786,356	1,885,598	3,671,954
1,915,000	—	1,915,000	c	Govco, Inc	3.530	12/15/05	1,900,917	—	1,900,917
5,000,000	—	5,000,000	c	Grampian Funding LLC	3.470	10/07/05	4,997,108	—	4,997,108
5,500,000	—	5,500,000	c	Grampian Funding LLC	3.580	10/28/05	5,484,719	—	5,484,719
1,000,000	—	1,000,000	c	Grampian Funding LLC	3.870	11/22/05	994,410	—	994,410
5,000,000	5,000,000	10,000,000	c	Grampian Funding LLC	3.740	01/09/06	4,948,056	4,948,056	9,896,112
4,780,000	720,000	5,500,000		Greenwich Capital Holdings, Inc	3.700	11/07/05	4,761,823	717,262	5,479,085
1,000,000	—	1,000,000	c	Greyhawk Funding LLC	3.740	11/16/05	995,093	—	995,093
2,500,000	—	2,500,000	c	Harley-Davidson Funding Corp	3.750	10/26/05	2,493,722	—	2,493,722
7,000,000	3,865,000	10,865,000	c	Harrier Finance Funding LLC	3.700	11/01/05	6,977,646	3,852,525	10,830,171
2,215,000	—	2,215,000	c	Harrier Finance Funding LLC	3.770	11/22/05	2,202,938	—	2,202,938
5,000,000	1,000,000	6,000,000	c	Harrier Finance Funding LLC	3.910	12/28/05	4,952,211	990,442	5,942,653
2,200,000	—	2,200,000	c	Harrier Finance Funding LLC	3.930	01/25/06	2,172,586	—	2,172,586
3,000,000	—	3,000,000	c	Harrier Finance Funding LLC	3.880	03/01/06	2,951,177	—	2,951,177
1,100,000	—	1,100,000		HBOS Treasury Services plc	3.660	10/18/05	1,098,099	—	1,098,099
1,000,000	900,000	1,900,000		HBOS Treasury Services plc	3.750	11/14/05	995,417	895,875	1,891,292
5,000,000	—	5,000,000		HBOS Treasury Services plc	3.730	11/18/05	4,975,681	—	4,975,681
1,290,000	—	1,290,000		HBOS Treasury Services plc	3.930	12/09/05	1,280,283	—	1,280,283
5,000,000	—	5,000,000		HBOS Treasury Services plc	3.760	12/15/05	4,961,154	—	4,961,154
—	2,500,000	2,500,000		HSBC Finance Corp	3.470	10/20/05	—	2,495,464	2,495,464
—	2,610,000	2,610,000		HSBC Finance Corp	3.760	11/29/05	—	2,593,917	2,593,917
11,345,000	—	11,345,000		HSBC Finance Corp	3.760	11/30/05	11,273,905	—	11,273,905
5,220,000	6,000,000	11,220,000	c	IBM Capital, Inc	3.480	10/05/05	5,217,982	5,997,680	11,215,662
3,740,000	1,160,000	4,900,000	c	Kimberley-Clark Worldwide, Inc	3.590	10/12/05	3,735,897	1,158,728	4,894,625
4,493,000	2,720,000	7,213,000	c	Kitty Hawk Funding Corp	3.620	10/03/05	4,492,096	2,719,453	7,211,549
5,000,000	—	5,000,000	c	Kitty Hawk Funding Corp	3.750	10/20/05	4,990,104	—	4,990,104
4,956,000	3,000,000	7,956,000	c	Kitty Hawk Funding Corp	3.775	10/24/05	4,944,110	2,992,803	7,936,913
6,000,000	1,000,000	7,000,000	c	Kitty Hawk Funding Corp	3.750	11/10/05	5,975,000	995,833	6,970,833
5,000,000	—	5,000,000	c	Links Finance LLC	3.760	11/09/05	4,979,633	—	4,979,633
5,000,000	2,000,000	7,000,000	c	Links Finance LLC	3.740	11/22/05	4,972,989	1,989,196	6,962,185
5,000,000	3,000,000	8,000,000	c	Links Finance LLC	3.740	12/08/05	4,964,678	2,978,807	7,943,485
1,841,000	—	1,841,000		Paccar Financial Corp	3.490	10/11/05	1,839,215	—	1,839,215
10,390,000	945,000	11,335,000		Paccar Financial Corp	3.640	11/03/05	10,355,332	941,847	11,297,179
—	3,720,000	3,720,000		Paccar Financial Corp	3.640	11/09/05	—	3,705,331	3,705,331
2,745,000	1,995,000	4,740,000		Paccar Financial Corp	3.670	11/10/05	2,733,837	1,986,887	4,720,724
1,600,000	—	1,600,000		Paccar Financial Corp	3.700	11/17/05	1,592,208	—	1,592,208
—	1,446,000	1,446,000	c	Park Avenue Receivables Corp	3.620	10/03/05	—	1,445,708	1,445,708
2,270,000	—	2,270,000	c	Park Avenue Receivables Corp	3.740	10/19/05	2,265,755	—	2,265,755
5,021,000	—	5,021,000	c	Park Avenue Receivables Corp	3.780	10/24/05	5,008,900	—	5,008,900

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
5,000,000	—	5,000,000	c	Park Avenue Receivables Corp	3.750	10/25/05	4,987,500	—	4,987,500
5,270,000	4,785,000	10,055,000	c	Park Avenue Receivables Corp	3.830	11/21/05	5,241,406	4,759,037	10,000,443
1,775,000	4,470,000	6,245,000	c	Pepsico, Inc	3.730	10/27/05	1,770,218	4,457,958	6,228,176
1,350,000	—	1,350,000		PNC Bank, NA	3.600	12/27/05	1,338,255	—	1,338,255
—	3,081,000	3,081,000	c	Preferred Receivables Funding	3.620	10/04/05	—	3,080,099	3,080,099
5,900,000	3,000,000	8,900,000	c	Preferred Receivables Funding	3.750	10/26/05	5,884,679	2,992,188	8,876,867
3,430,000	—	3,430,000	c	Private Export Funding Corp	3.270	10/06/05	3,428,442	—	3,428,442
5,000,000	2,285,000	7,285,000	c	Private Export Funding Corp	3.280	10/11/05	4,995,444	2,282,905	7,278,349
—	2,000,000	2,000,000	c	Private Export Funding Corp	3.420	11/16/05	—	1,991,260	1,991,260
5,000,000	—	5,000,000	c	Private Export Funding Corp	3.725	12/06/05	4,965,854	—	4,965,854
5,000,000	—	5,000,000		Procter & Gamble Co	3.730	11/01/05	4,984,329	—	4,984,329
9,200,000	—	9,200,000	c	Procter & Gamble Co	3.665	11/15/05	9,157,853	—	9,157,853
—	1,195,000	1,195,000	c	Procter & Gamble Co	3.800	12/14/05	—	1,185,704	1,185,704
—	1,270,000	1,270,000		Rabobank USA Finance Corp	3.495	10/14/05	—	1,268,397	1,268,397
925,000	—	925,000		Rabobank USA Finance Corp	3.650	11/08/05	921,436	—	921,436
2,975,000	—	2,975,000		Rabobank USA Finance Corp	3.640	11/28/05	2,957,026	—	2,957,026
2,370,000	2,060,000	4,430,000		Rabobank USA Finance Corp	3.900	12/23/05	2,348,936	2,041,691	4,390,627
2,030,000	—	2,030,000	c	Ranger Funding Co LLC	3.450	10/03/05	2,029,595	—	2,029,595
1,000,000	3,000,000	4,000,000	c	Ranger Funding Co LLC	3.640	10/12/05	998,900	2,996,700	3,995,600
1,140,000	—	1,140,000	c	Ranger Funding Co LLC	3.750	10/17/05	1,138,100	—	1,138,100
—	945,000	945,000	c	Ranger Funding Co LLC	3.750	10/19/05	—	943,228	943,228
2,000,000	—	2,000,000	c	Ranger Funding Co LLC	3.750	10/24/05	1,995,208	—	1,995,208
5,000,000	—	5,000,000	c	Ranger Funding Co LLC	3.770	10/27/05	4,986,386	—	4,986,386
3,870,000	—	3,870,000	c	Ranger Funding Co LLC	3.800	11/03/05	3,856,520	—	3,856,520
1,900,000	—	1,900,000		Royal Bank of Scotland plc	3.680	11/16/05	1,890,896	—	1,890,896
—	1,800,000	1,800,000		Royal Bank of Scotland plc	3.850	12/01/05	—	1,788,425	1,788,425
5,015,000	—	5,015,000	c	Scaldis Capital LLC	3.730	10/05/05	5,013,068	—	5,013,068
2,200,000	1,000,000	3,200,000	c	Scaldis Capital LLC	3.650	11/02/05	2,192,862	996,756	3,189,618
3,143,000	5,000,000	8,143,000	c	Sherwin-Williams Co	3.760	12/05/05	3,121,735	4,966,344	8,088,079
—	2,225,000	2,225,000	c	Sigma Finance, Inc	3.680	11/01/05	—	2,217,949	2,217,949
1,000,000	—	1,000,000	c	Sigma Finance, Inc	3.780	11/04/05	996,430	—	996,430
1,000,000	—	1,000,000	c	Sigma Finance, Inc	3.680	11/10/05	995,932	—	995,932
6,725,000	—	6,725,000	c	Sigma Finance, Inc	3.750	11/28/05	6,684,370	—	6,684,370
2,000,000	—	2,000,000	c	Sigma Finance, Inc	3.940	03/01/06	1,966,948	—	1,966,948
3,000,000	—	3,000,000		Societe Generale North America, Inc	3.730	11/15/05	2,986,013	—	2,986,013
1,800,000	—	1,800,000		Societe Generale North America, Inc	3.680	12/02/05	1,788,468	—	1,788,468
—	1,200,000	1,200,000		Societe Generale North America, Inc	3.850	12/12/05	—	1,190,874	1,190,874
1,025,000	1,635,000	2,660,000		Societe Generale North America, Inc	3.760	12/14/05	1,017,078	1,622,363	2,639,441
3,300,000	—	3,300,000		Societe Generale North America, Inc	3.780	12/19/05	3,272,627	—	3,272,627
1,800,000	—	1,800,000		Swedish Export Credit Corp	3.800	10/06/05	1,799,050	—	1,799,050
2,030,000	2,000,000	4,030,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	2,029,621	1,999,627	4,029,248
2,206,000	—	2,206,000		UBS Finance, (Delaware), Inc	3.770	11/03/05	2,198,376	—	2,198,376
1,500,000	—	1,500,000		UBS Finance, (Delaware), Inc	3.710	11/23/05	1,491,807	—	1,491,807
—	2,180,000	2,180,000		UBS Finance, (Delaware), Inc	3.780	11/28/05	—	2,166,899	2,166,899

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
8,286,000	—	8,286,000		UBS Finance, (Delaware), Inc	3.780	12/01/05	8,232,369	—	8,232,369
2,100,000	—	2,100,000		UBS Finance, (Delaware), Inc	3.860	12/07/05	2,084,953	—	2,084,953
2,800,000	—	2,800,000		UBS Finance, (Delaware), Inc	3.810	12/09/05	2,779,553	—	2,779,553
—	1,900,000	1,900,000		UBS Finance, (Delaware), Inc	3.860	12/21/05	—	1,883,680	1,883,680
5,000,000	1,370,000	6,370,000	c	Variable Funding Capital Corp	3.750	10/21/05	4,989,583	1,367,146	6,356,729
5,000,000	2,000,000	7,000,000	c	Variable Funding Capital Corp	3.760	11/04/05	4,982,244	1,992,898	6,975,142
10,000,000	—	10,000,000	c	Yorktown Capital, LLC	3.600	10/12/05	9,988,985	—	9,988,985
3,000,000	—	3,000,000	c	Yorktown Capital, LLC	3.515	10/17/05	2,995,313	—	2,995,313
1,093,000	—	1,093,000	c	Yorktown Capital, LLC	3.330	11/10/05	1,088,847	—	1,088,847
—	1,104,000	1,104,000	c	Yorktown Capital, LLC	3.780	11/15/05	—	1,098,838	1,098,838
1,500,000	—	1,500,000	c	Yorktown Capital, LLC	3.770	11/29/05	1,490,732	—	1,490,732
							518,737,775	154,629,641	673,367,416
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—2.06%
—	292,000	292,000		Federal Home Loan Bank Discount Notes	3.540	10/26/05	—	291,333	291,333
100,000	—	100,000		Federal Home Loan Bank Discount Notes	3.590	12/02/05	99,411	—	99,411
670,000	—	670,000		Federal Home Loan Bank Discount Notes	3.700	12/21/05	664,422	—	664,422
—	640,000	640,000		Federal Home Loan Bank Discount Notes	3.790	01/18/06	—	632,656	632,656
—	422,000	422,000		Federal Home Loan Bank Discount Notes	3.790	01/23/06	—	416,935	416,935
2,150,000	—	2,150,000		Freddie Mac Discount Notes	3.210	10/04/05	2,149,420	—	2,149,420
1,075,000	—	1,075,000		Freddie Mac Discount Notes	3.580	10/18/05	1,073,548	—	1,073,548
1,010,000	990,000	2,000,000		Freddie Mac Discount Notes	3.250	11/16/05	1,005,806	985,889	1,991,695
427,000	—	427,000		Freddie Mac Discount Notes	3.310	12/15/05	423,842	—	423,842
299,000	—	299,000		Freddie Mac Discount Notes	3.600	01/03/06	296,191	—	296,191
945,000	—	945,000		Freddie Mac Discount Notes	3.890	03/15/06	928,108	—	928,108
1,000,000	—	1,000,000		Freddie Mac Discount Notes	3.900	03/17/06	981,908	—	981,908
600,000	1,210,000	1,810,000		Fannie Mae Discount Notes	3.400	10/05/05	599,785	1,209,566	1,809,351
200,000	—	200,000		Fannie Mae Discount Notes	3.570	10/17/05	199,711	—	199,711
140,000	—	140,000		Fannie Mae Discount Notes	3.590	11/04/05	139,556	—	139,556
2,000,000	—	2,000,000		Fannie Mae Discount Notes	3.445	12/09/05	1,986,869	—	1,986,869
400,000	—	400,000		Fannie Mae Discount Notes	3.550	12/14/05	397,081	—	397,081
740,000	—	740,000		Fannie Mae Discount Notes	3.720	12/19/05	734,495	—	734,495
—	955,000	955,000		Fannie Mae Discount Notes	3.710	12/28/05	—	946,339	946,339
—	250,000	250,000		Fannie Mae Discount Notes	3.400	12/30/05	—	247,875	247,875
285,000	—	285,000		Fannie Mae Discount Notes	3.910	03/31/06	279,397	—	279,397
							11,959,550	4,730,593	16,690,143

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal			Rate	Maturity Date	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value
			VARIABLE NOTES—1.61%
5,000,000	—	5,000,000		Barclays Bank plc (NY)	3.781	08/30/06	4,999,100	—	4,999,100
5,000,000	3,000,000	8,000,000		US Bank NA	3.761	12/05/05	5,000,415	3,000,249	8,000,664
				TOTAL VARIABLE NOTES			9,999,515	3,000,249	12,999,764
				TOTAL SHORT-TERM INVESTMENTS—100.20%			609,822,120	200,545,608	810,367,728
				(Cost $810,367,728)
				TOTAL PORTFOLIO—100.20%			609,822,120	200,545,608	810,367,728
				(Cost $810,367,728)
				OTHER ASSETS & LIABILITIES, NET—(0.20)%			$(1,606,582)	(635)	(1,607,217)
				NET ASSETS—100.00%			$608,215,538	$200,544,973	808,760,511
			c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Retail Money Market Fund / Institutional Money Market Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2005

	Retail Money Market Fund	Institutional Money Market Fund	Adjustments to Pro Forma	Institutional Money Market Fund (new) Pro Forma (Combined)
ASSETS
Portfolio investments, at value	$609,822,120	$200,545,608	$—	$810,367,728
Cash	162,334	—	—	162,334
Cash-foreign	—	—	—	—
Receivable for securities transactions	5,515,492	—	—	5,515,492
Receivable from Fund shares sold	658,332	54,402	—	712,734
Dividends and interest receivable	260,841	177,220	—	438,061
Reclaims receivable	—	—	—	—
Total assets	616,419,119	200,777,230	—	817,196,349

LIABILITIES
Accrued expenses	159,304	39,959	—	199,263
Due to custodian	—	3,482	—	3,482
Payable for securities transactions	4,990,000	—	—	4,990,000
Payable for Fund shares redeemed	1,333,148	188,816	—	1,521,964
Income distribution payable	1,721,129	—	—	1,721,129
Total liabilities	8,203,581	232,257	—	8,435,838

Net Assets	$608,215,538	$200,544,973	$—	$808,760,511

Net Assets by Class:
Retirement Class	$—		$—	$—
Institutional Class	$—	$200,544,973	$—	$200,544,973
Retail Class	$608,215,538	$—	$—	$608,215,538
	$608,215,538	$200,544,973	$—	$808,760,511

Shares Outstanding by Class:
Retirement Class	—	—	—	—
Institutional Class	—	200,543,435	—	200,543,435
Retail Class	608,225,352	—	—	608,225,352
	608,225,352	200,543,435	—	808,768,787

Net Asset Value per Share by Class:
Retirement Class	$—	$—	$—	$—
Institutional Class	$—	$1.00	$—	$1.00
Retail Class	$1.00	$—	$—	$1.00

Retail Money Market Fund / Institutional Money Market Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2005

	Retail Money Market Fund	Institutional Money Market Fund	Adjustments to Pro Forma	Institutional Money Market Fund (new) Pro Forma (Combined)
Investment Income:
Interest	$16,443,936	$5,201,690	$—	$21,645,626
Dividends	—	—	—	—
Foreign taxes withheld	—	—	—	—
Total Income	16,443,936	5,201,690	—	21,645,626

Expenses
Investment management fees	1,745,866	75,726	(1,031,360)	790,232
Service Agreement Fees—Retirement Class	—	—	—	—
Service Agreement Fees—Institutional Class	—	56,794	—	56,794
Service Agreement Fees—Retail Class	—	—	—	—
Custody fees	—	18,930	23,707	42,637
Audit fees	—	11,358	23,707	35,065
Registration fees—Retirement Class	—	—	—	—
Registration fees—Institutional Class	—	5,679	7,578	13,257
Registration fees—Retail Class	—	—	24,032	24,032
Trustee fees and expenses	7,483	1,893	—	9,376
Interest	—	1,890	—	1,890
Total expenses before expense reimbursement	1,753,349	172,270	(952,336)	973,283
Less expenses reimbursed by the investment advisor	—	—	—	—
Net expenses	1,753,349	172,270	(952,336)	973,283
Net investment income	14,690,587	5,029,420	952,336	20,672,343

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(8,935)	(373)	—	(9,308)
Futures transactions	—	—	—	—
Foreign currency transactions	—	—	—	—
Net realized gain/(loss) on investments	(8,935)	(373)	—	(9,308)

Change in unrealized appreciation/(depreciation) on:
Securities	—	—	—	—
Futures transactions	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—
Net change in unrealized appreciation/ (depreciation) of investments	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(8,935)	(373)	—	(9,308)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$14,681,652	$5,029,047	$952,336	20,663,035

Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

TIAA-CREF Institutional Mutual Funds (the “Institutional Trust”) and TIAA-CREF Mutual Funds (the “Retail Trust”) (individually referred to as the “Fund” and collectively as the “Funds”) are each registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 as an open-end investment company. As of September 30, 2005, the Institutional Trust offered twenty-three separate portfolios (the “TIAA-CREF Funds”) and the Retail Trust offered eleven separate portfolios (the “Retail Funds”). The unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of September 30, 2005 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2005 assumes the exchange occurred as of October 1, 2005. These statements have been derived from books and records utilized in calculating daily net asset value of each Fund at September 30, 2005 and for the twelve month period then ended.

The pro forma statements give effect to the proposed agreement and plan of reorganization (the “Plan”) between the Institutional Trust, on behalf of each TIAA-CREF Fund involved in the reorganizations and the Retail Trust, on behalf of the corresponding Retail Funds. The Plan provides for the transfer of the assets and stated liabilities of each Retail Fund to the corresponding TIAA-CREF Fund, in exchange for shares of equal value of the TIAA-CREF Fund. The reorganizations are expected to be done on a tax-free basis whereby the TIAA-CREF Fund will assume the market value and cost basis of the portfolio positions in the corresponding Retail Fund and the results of the operations of the Retail Fund. The pro forma statements do not reflect expenses related to the reorganization since Teachers Advisors, Inc., the Funds’ investment adviser (the “Advisor”), has undertaken to pay for all expenses related to the reorganizations.

Pro forma adjustments have been made to reflect the effect of the investment management fees, service agreement fees and other estimated expenses in the pro forma combined statement of operations. The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated. The Acquiring and Acquired Funds are as follows. Following the merger, the Acquiring Fund will be the accounting survivor.

Acquiring Fund	Acquired Fund
Institutional Equity Index	Retail Equity Index
Institutional International Equity	Retail International Equity
Institutional Social Choice	Retail Social Choice
Retail Growth & Income	Institutional Growth & Income
Retail Money Market	Institutional Money Market

2. Significant Accounting Policies

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). The market value of the underlying Funds is based on their net asset values as of the close of business on the valuation date. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Funds), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Funds, all of their investments are valued using the amortized cost method. Investments in other registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. The Funds have retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Accounting for investments: Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying Funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Both the Acquiring Fund and the Acquired Fund have substantially the same accounting policies which are detailed in the historical financial statements referenced above in Note 1.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Fees and Compensations Paid to affiliates: Investment management fees, service agreement fees and related party transactions are detailed in the historical financial statements referenced above in Note 1.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Institutional and Retail Trusts’ organizational documents, the Trustees and Officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of September 30, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at September 30, 2005.

Fund	Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post-Combination
Equity Index	Institutional	60,815,668	—	60,815,668
	Retail	—	36,173,881	36,173,881

International Equity	Retirement	18,678,339	—	18,678,339
	Institutional	54,894,656	—	54,894,656
	Retail		32,153,236	32,153,236

Social Choice	Retirement	4,969,984	—	4,969,984
	Institutional	11,302,928	—	11,302,928
	Retail	—	14,542,322	14,542,322

Growth & Income	Retirement	—	4,675,797	4,675,797
	Institutional	—	11,241,345	11,241,345
	Retail	40,880,608	—	40,880,608

Money Market	Institutional	—	200,543,435	200,543,435
	Retail	608,225,352	—	608,225,352

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

PART C

OTHER INFORMATION

Item 15. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999, as amended (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) (a)	Declaration of Trust, dated as of April 15, 1999.1/

(b)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”).6/

(c)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999. 9/

(d)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

(2)	Not applicable.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization and Termination filed herewith.

(5)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (1) above.

(6) (a)	Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. (“Advisors”), dated as of June 1, 1999.2/

(b)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.4/

(c)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004.5/

(d)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds.6/

(e)	Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005.7/

(f)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006.8/

(g)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors regarding the Growth Equity Fund, dated as of February 1, 2006.8/

(h)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2006.8/

(i)	Form of Fee Waiver for Growth & Income Funds and Lifecycle Funds effective February 1, 2006.8/

(j)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

(k)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

(l)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(7) (a)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999.2/

(b)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc. (“Services”), dated as of June 1, 1999.3/

(c)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.4/

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(d)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds.6/

(e)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004.7/

(8) (a)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended.5/

(b)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended.5/

(9) (a)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999.3/

(b)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002.4/

(c)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.4/

(10) (a)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004.6/

(b)	Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated February 1, 2006.8/

(c)	Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.8/

(d)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006.9/

(e)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.9/

(f)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.4/

(g)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006.9/

(11)	Opinion and Consent of George W. Madison, Esq. that shares will be validly issued, fully paid and non-assessable, filed herewith.

(12)	Opinion of Sutherland Asbill & Brennan LLP regarding tax matters (to be filed by amendment).

(13) (a)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.3/

(b)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 1999.3/

(c)	Transfer Agency and Service Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 2002.4/

(d)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 20035/, October 1, 2004, for the Lifecycle Funds6/ and October 19, 2004.7/

(e)	Retirement Class Service Agreement dated as of February 1, 2006.8/

(f)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement dated as of February 1, 2006.9/

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(g)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999.3/

(h)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002.4/

(i)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds.6/

(j)	Form of Seed Money by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund.9/

(14) (a)	Consent of Sutherland Asbill & Brennan LLP filed herewith.

(b)	Consents of PricewaterhouseCoopers LLP filed herewith.

(c)	Consent of Ernst & Young LLP filed herewith.

(15)	Not applicable.

(16) (a)	Powers of Attorney for Willard T. Carleton, Nancy L. Jacob, Bevis Longstreth, Bridget A. Macaskill, Maceo K. Sloan and Ahmed H. Zewail.9/

(b)	Powers of Attorney for Eugene Flood, Jr., Howell E. Jackson and James M. Poterba filed herewith.

(17)	Form of Proxy filed herewith.

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 14 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

4

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York, on the 21st day of April, 2006.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

By: /s/ Scott Evans

Name: Scott Evans
Title:   Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Scott Evans Scott Evans	Executive Vice President (Principal Executive Officer)	April 21, 2006
/s/ Russell G. Noles Russell G. Noles	Acting Chief Financial Officer (acting Principal Financial Officer and Principal Accounting Officer)	April 21, 2006

6

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE
* Willard T. Carleton	April 21, 2006	* Bridget A. Macaskill	April 21, 2006

* Eugene Flood, Jr.	April 21, 2006	* James M. Poterba	April 21, 2006

* Howell E. Jackson	April 21, 2006	* Maceo K. Sloan	April 21, 2006

* Nancy L. Jacob	April 21, 2006	* Ahmed H. Zewail	April 21, 2006

* Bevis Longstreth	April 21, 2006

/s/ Stewart P. Greene Stewart P. Greene as attorney-in-fact	April 21, 2006

*	Signed by Stewart P. Greene as attorney-in-fact pursuant to power of attorney.

7

EXHIBIT INDEX
(4)	Form of Agreement and Plan of Reorganization and Termination.

(11)	Opinion and Consent of George W. Madison, Esq.

(14)(a)	Consent of Sutherland Asbill & Brennan LLP.

(14)(b)	Consents of PricewaterhouseCoopers LLP.

(14)(c)	Consent of Ernst & Young LLP.

(16)(b)	Powers of Attorney.

(17)	Form of Proxy.